UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund
BlackRock Retirement Income 2030 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Managed Income Fund

Class K Shares | BLDRX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$879,007,007
Number of Portfolio Holdings...
2,831
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.9%
Asset-Backed Securities...
16.4
Common Stocks...
16.3
Non-Agency Mortgage-Backed Securities...
12.6
Equity-Linked Notes...
7.8
Floating Rate Loan Interests...
6.5
U.S. Government Sponsored Agency Securities...
6.3
Investment Companies...
1.1
Preferred Securities...
1.0
Foreign Government Obligations...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
18.1%
AA/Aa...
9.0
A...
22.7
BBB/Baa...
19.0
BB/Ba...
6.3
B...
6.8
CCC/Caa...
0.7
CC/Ca...
0.1
C...
0.0Footnote Reference(c)
N/R...
17.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Class K Shares | BLDRX

Semi-Annual Shareholder Report — June 30, 2026

BLDRX-06/26-SAR

BlackRock Managed Income Fund

Institutional Shares | BLDIX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$879,007,007
Number of Portfolio Holdings...
2,831
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.9%
Asset-Backed Securities...
16.4
Common Stocks...
16.3
Non-Agency Mortgage-Backed Securities...
12.6
Equity-Linked Notes...
7.8
Floating Rate Loan Interests...
6.5
U.S. Government Sponsored Agency Securities...
6.3
Investment Companies...
1.1
Preferred Securities...
1.0
Foreign Government Obligations...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
18.1%
AA/Aa...
9.0
A...
22.7
BBB/Baa...
19.0
BB/Ba...
6.3
B...
6.8
CCC/Caa...
0.7
CC/Ca...
0.1
C...
0.0Footnote Reference(c)
N/R...
17.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Institutional Shares | BLDIX

Semi-Annual Shareholder Report — June 30, 2026

BLDIX-06/26-SAR

BlackRock Managed Income Fund

Investor A Shares | BLADX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$879,007,007
Number of Portfolio Holdings...
2,831
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.9%
Asset-Backed Securities...
16.4
Common Stocks...
16.3
Non-Agency Mortgage-Backed Securities...
12.6
Equity-Linked Notes...
7.8
Floating Rate Loan Interests...
6.5
U.S. Government Sponsored Agency Securities...
6.3
Investment Companies...
1.1
Preferred Securities...
1.0
Foreign Government Obligations...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
18.1%
AA/Aa...
9.0
A...
22.7
BBB/Baa...
19.0
BB/Ba...
6.3
B...
6.8
CCC/Caa...
0.7
CC/Ca...
0.1
C...
0.0Footnote Reference(c)
N/R...
17.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor A Shares | BLADX

Semi-Annual Shareholder Report — June 30, 2026

BLADX-06/26-SAR

BlackRock Managed Income Fund

Investor C Shares | BMICX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$879,007,007
Number of Portfolio Holdings...
2,831
Portfolio Turnover Rate...
77%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Credit quality allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.9%
Asset-Backed Securities...
16.4
Common Stocks...
16.3
Non-Agency Mortgage-Backed Securities...
12.6
Equity-Linked Notes...
7.8
Floating Rate Loan Interests...
6.5
U.S. Government Sponsored Agency Securities...
6.3
Investment Companies...
1.1
Preferred Securities...
1.0
Foreign Government Obligations...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)
Table Summary
Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
18.1%
AA/Aa...
9.0
A...
22.7
BBB/Baa...
19.0
BB/Ba...
6.3
B...
6.8
CCC/Caa...
0.7
CC/Ca...
0.1
C...
0.0Footnote Reference(c)
N/R...
17.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor C Shares | BMICX

Semi-Annual Shareholder Report — June 30, 2026

BMICX-06/26-SAR

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11Footnote Reference(a)	0.21%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,558,613
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Table Summary
Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.8%
Short-Term Securities...
2.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Institutional Shares | BRICX

Semi-Annual Shareholder Report — June 30, 2026

BRICX-06/26-SAR

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Retirement Income 2030 Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$23Footnote Reference(a)	0.46%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$4,558,613
Number of Portfolio Holdings...
2
Portfolio Turnover Rate...
-%

What did the Fund invest in?

(as of June 30, 2026)

Portfolio composition

Table Summary
Investment Type	Percent of Affiliated Investment Companies
Fixed-Income Funds...
97.8%
Short-Term Securities...
2.2

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Retirement Income 2030 Fund

Investor A Shares | BRIAX

Semi-Annual Shareholder Report — June 30, 2026

BRIAX-06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds II
BlackRock Managed Income Fund

Table of Contents
Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Managed Income Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
720 East CLO VI Ltd., Series 2024-3A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.04%, 01/20/38
(a) (b)
.......... USD 1,000 $ 1,001,750
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.09%, 05/15/42
(a) (b)
.......... 838 838,626
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.09%, 01/18/43
(a) (b)
................ 1,000 999,297
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.09%, 08/18/44
(a) (b)
1,000 1,000,334
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.00%, 01/22/38
(a) (b)
.......... 1,000 1,001,541
AGL CLO 7 Ltd., Series 2020-7A, Class AR2,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 10/15/38
(a) (b)
.......... 2,000 2,002,985
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 01/23/38
(a) (b)
.......... 2,000 2,003,603
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.98%, 10/20/38
(a) (b)
2,000 2,002,599
Apidos CLO XXVIII, Series 2017-28A, Class
A1AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.98%, 10/20/38
(a) (b)
..... 1,500 1,502,784
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.90%, 10/21/38
(a) (b)
......... 2,000 2,001,800
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.19%, 07/25/43
(a) (b)
................ 1,000 1,001,676
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.02%, 12/17/29
(a) (b)
................ 770 769,950
Bain Capital Credit CLO Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 10/21/37
(a) (b)
..... 1,000 1,001,597
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 07/20/37
(a) (b)
..... 1,500 1,502,569
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/25/37
(a) (b)
......... 1,800 1,802,666
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 4.77%, 02/28/40
(a) (b)
379 365,460
BDS LLC, Series 2025-FL14, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
4.92%, 10/17/42
(a) (b)
................ 1,000 996,742
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/15/37
(a) (b)
..................... 1,350 1,351,208
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.36%, 10/22/37
(a) (b)
.......... 1,000 1,002,597
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 01/15/39
(a) (b)
.......... 1,000 1,001,486
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.98%, 03/31/38
(a) (b)
.......... 1,250 1,251,436
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................ USD 1,000 $ 1,001,826
Series 2018-2A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 10/20/37 ................ 2,000 2,003,500
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................ 2,400 2,403,610
Series 2019-5A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 10/15/38 ................ 1,500 1,505,858
Series 2020-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 01/15/40 ................ 1,000 1,001,177
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.09%, 07/25/37 ................ 1,450 1,451,084
Series 2021-1A, Class CR, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.77%,
07/25/37 ..................... 1,000 1,000,931
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.91%, 10/15/38 ................ 1,850 1,852,570
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.18%,
04/22/37 ..................... 1,000 1,000,701
CTM CLO Ltd., Series 2025-2A, Class A1, (3-mo.
CME Term SOFR at 1.32% Floor + 1.32%),
5.00%, 10/20/38
(a) (b)
................ 1,500 1,502,749
Deephaven Residential Mortgage Trust, Series
2026-CES1, Class A1A, 5.31%, 03/25/61
(b) (c)
963 960,022
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.92%, 10/20/38
(a) (b)
..... 2,000 2,000,964
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.00%, 01/15/38 ................ 2,500 2,503,727
Series 2022-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 01/15/38 ................ 2,500 2,503,160
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 5.68%, 10/20/37
(a) (b)
......... 700 702,129
First Franklin Mortgage Loan Trust, Series 2005-
FF10, Class A6M, (1-mo. CME Term SOFR at
0.70% Floor + 0.81%), 4.46%, 11/25/35
(a)
. 452 422,627
Flatiron CLO 26 Ltd., Series 2024-4A, Class A,
(3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 01/15/38
(a) (b)
.......... 1,000 1,001,630
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.02%,
08/19/42 ..................... 1,155 1,153,604
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.09%,
01/19/44 ..................... 704 704,266
GoldenTree Loan Management US CLO 23
Ltd., Series 2024-23A, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 4.95%,
01/20/39
(a) (b)
..................... 1,000 1,001,304
Golub Capital Partners CLO 79B Ltd., Series
2025-79A, Class B, (3-mo. CME Term SOFR
at 1.50% Floor + 1.50%), 5.18%, 04/20/38
(a) (b)
1,000 997,580

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO Ltd., Series 2017-
19RA, Class C1R3, (3-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.48%, 10/20/36
(a) (b)
USD 1,500 $ 1,502,202
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.41%, 10/15/42
(a) (b)
1,000 1,001,422
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.53%, 04/15/34
(a) (b)
..... 300 300,390
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.16%, 04/20/34
(a) (b)
.......... 500 500,204
ICG US CLO Ltd., Series 2025-2A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.93%, 01/18/39
(a) (b)
.......... 1,000 1,001,014
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a) (b)
.......... 750 751,311
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 5.22%, 07/20/37
(a) (b)
..... 1,000 1,002,427
Kennedy Lewis CLO 6 Ltd., Series 6A, Class
AR2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.06%, 10/22/37
(a) (b)
......... 1,000 1,001,798
Madison Park Funding LXIII Ltd., Series 2023-
63A, Class A1R, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.07%, 07/21/38
(a) (b)
1,500 1,502,164
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
4.99%, 02/18/41
(a) (b)
................ 1,000 1,000,389
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.09%,
02/18/43
(a) (b)
..................... 700 701,027
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/15/38
(a) (b)
......... 1,000 1,001,735
New Mountain CLO 8 Ltd., Series CLO-8A, Class
A1, (3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 4.95%, 10/20/38
(a) (b)
.......... 1,000 1,001,392
Oaktree CLO Ltd.
(a)(b)
Series 2022-3A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
10/15/37 ..................... 1,250 1,253,773
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.31%,
10/22/37 ..................... 1,500 1,504,209
OCP CLO Ltd.
(a)(b)
Series 2021-22A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.03%, 10/20/37 ................ 1,000 1,001,850
Series 2024-32A, Class CR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.70%),
5.33%, 07/23/39 ................ 1,000 1,000,999
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR2, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/21/38
(a) (b)
..... 1,000 1,000,809
OHA Credit Funding 22 Ltd., Series 2025-22A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.01%, 07/20/38
(a) (b)
..... 1,500 1,500,592
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.95%, 01/22/38
(a) (b)
..... 2,000 2,003,142
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.01%, 10/20/37
(a) (b)
..... 2,500 2,503,750
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding Ltd., Series 2024-17RA,
Class A1, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.82%, 04/20/39
(a) (b)
..... USD 2,000 $ 1,998,166
Palmer Square CLO Ltd.
(a)(b)
Series 2021-4A, Class A1R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
4.99%, 07/15/38 ................ 3,450 3,456,833
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
07/20/37 ..................... 1,000 1,001,978
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.14%,
08/18/43
(a) (b)
..................... 440 440,334
Pikes Peak CLO 18, Series 2025-18A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.90%, 04/20/38
(a) (b)
.......... 1,750 1,750,438
Polen Capital CLO Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.04%, 01/20/39
(a) (b)
.......... 1,000 1,001,500
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.31%, 03/19/43
(a) (b)
.......... 900 900,947
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 07/17/37
(a) (b)
......... 2,990 2,995,025
Regatta XVII Funding Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/15/37
(a) (b)
..... 1,500 1,502,623
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a) (b)
..... 2,500 2,503,336
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 04/15/40
(a) (b)
................ 1,250 1,249,474
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo.
CME Term SOFR at 1.23% Floor + 1.23%),
4.90%, 01/15/39
(a) (b)
................ 1,000 1,000,875
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.03%, 10/20/38
(a) (b)
1,300 1,302,609
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 07/18/37
(a) (b)
..... 1,000 1,001,707
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 01/20/38
(a) (b)
......... 2,000 2,001,210
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.43%, 10/20/37
(a) (b)
.......... 5,000 5,008,874
Silver Point CLO 8 Ltd., Series 2025-8A, Class
B, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 04/15/38
(a) (b)
.......... 1,000 997,666
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.28%, 07/17/38
(a) (b)
..... 1,000 1,003,675
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.33%, 07/17/38
(a) (b)
..... 750 752,143
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 5.10%, 07/15/34
(a) (b)
......... 1,000 1,000,192
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 01/05/38
(a) (b)
......... 2,500 2,503,111

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXIX Ltd., Series 2021-29A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 10/15/35
(a) (b)
..... USD 1,000 $ 1,001,970
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 5.43%, 01/15/34
(a) (b)
.......... 1,000 999,949
Trestles CLO IV Ltd., Series 2021-4A, Class
AR1, (3-mo. CME Term SOFR at 1.28% Floor
+ 1.28%), 4.94%, 10/30/38
(a) (b)
......... 1,500 1,502,250
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a) (b)
......... 1,000 999,476
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ..................... 2,000 2,003,885
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ..................... 1,000 1,002,607
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.04%,
03/18/38 ..................... 1,000 1,001,946
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 4.99%, 10/20/38
(a) (b)
......... 2,000 2,002,526
Trinitas CLO XXXI Ltd., Series 2024-31A, Class
A1, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.01%, 01/22/38
(a) (b)
.......... 1,000 1,001,362
Trinitas CLO XXXII Ltd., Series 2025-32A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 5.67%, 07/23/38
(a) (b)
.......... 1,000 1,003,375
Trinitas CLO XXXVII Ltd., Series 2025-37A,
Class A1, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 4.89%, 01/22/39
(a) (b)
..... 1,000 1,000,570
VMC Finance LLC, Series 2026-FL6, Class A,
(1-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.25%, 11/19/43
(a) (b)
.......... 1,000 1,000,361
Voya CLO Ltd., Series 2022-4A, Class A1R,
(3-mo. CME Term SOFR at 1.51% Floor +
1.51%), 5.19%, 04/20/37
(a) (b)
.......... 2,000 2,002,897
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.04%, 01/20/38
(a) (b)
..... 1,500 1,502,625
Wellington Management CLO 2 Ltd., Series
2024-2A, Class AR, (3-mo. CME Term SOFR
at 1.29% Floor + 1.29%), 4.96%, 04/20/39
(a) (b)
2,000 2,003,318
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.04%, 07/18/37
(a) (b)
1,000 1,001,569
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/24/37
(a) (b)
..... 1,500 1,502,420
Total Asset-Backed Securities — 15 .6%
(Cost: $ 136,877,500 ) .............................. 137,020,146
Shares
Shares
Common Stocks
Aerospace & Defense — 0.6%
Airbus SE ......................... 269 59,850
Axon Enterprise, Inc.
(d)
................ 53 29,712
BAE Systems plc .................... 58,883 1,443,024
BWX Technologies, Inc. ............... 320 62,288
Curtiss-Wright Corp. .................. 182 137,912
Security
Shares
Shares Value
Aerospace & Defense (continued)
Dassault Aviation SA ................. 418 $ 137,306
GE Aerospace ...................... 629 235,076
General Dynamics Corp. ............... 199 70,494
Hanwha Aerospace Co. Ltd. ............ 98 63,424
Hanwha Systems Co. Ltd. .............. 821 39,021
HEICO Corp. ...................... 332 118,255
Hensoldt AG ....................... 965 74,956
Hexcel Corp. ....................... 483 48,329
Honeywell Aerospace, Inc.
(d)
............ 155 34,157
Howmet Aerospace, Inc. ............... 666 179,061
Huntington Ingalls Industries, Inc. ......... 258 72,212
Kongsberg Gruppen ASA .............. 4,937 148,781
Korea Aerospace Industries Ltd. .......... 388 36,860
Kratos Defense & Security Solutions, Inc.
(d)
.. 1,115 55,594
L3Harris Technologies, Inc. ............. 432 125,535
Leonardo DRS, Inc. .................. 2,116 90,290
Leonardo SpA ...................... 2,565 137,716
Lockheed Martin Corp. ................ 524 266,957
Melrose Industries plc ................. 1,502 9,471
Moog, Inc. , Class A .................. 141 59,761
Northrop Grumman Corp. .............. 975 496,577
Rheinmetall AG ..................... 131 149,049
Rolls-Royce Holdings plc .............. 4,010 76,870
RTX Corp. ........................ 1,808 343,032
Saab AB , Class B ................... 2,609 136,019
Safran SA ......................... 236 93,003
Singapore Technologies Engineering Ltd. .... 7,600 61,213
Textron, Inc. ....................... 553 50,727
Thales SA ......................... 727 186,840
TransDigm Group, Inc. ................ 115 153,185
Woodward, Inc. ..................... 181 77,005
5,559,562
Air Freight & Logistics — 0.0%
Deutsche Post AG ................... 1,318 80,130
FedEx Corp. ....................... 1,162 363,857
443,987
Automobile Components — 0.0%
Denso Corp. ....................... 3,500 40,299
Automobiles — 0.1%
Bayerische Motoren Werke AG .......... 437 28,689
Honda Motor Co. Ltd. ................. 88,400 796,286
Subaru Corp. ...................... 1,000 14,630
839,605
Banks — 1.5%
ABN AMRO Bank NV , CVA
(e)
............ 3,286 139,760
AIB Group plc ...................... 2,249 26,431
AL Sydbank ....................... 665 58,685
Banca Monte dei Paschi di Siena SpA ...... 9,653 119,962
Banco Bilbao Vizcaya Argentaria SA ....... 53,349 1,343,158
Banco BPM SpA .................... 5,600 96,837
Banco Comercial Portugues SA , Class R .... 69,927 82,737
Banco de Sabadell SA ................ 20,678 73,271
Banco Santander SA ................. 13,649 189,446
Bank of America Corp. ................ 24,440 1,392,591
Bank of Ireland Group plc .............. 5,053 100,671
Bankinter SA ....................... 4,334 72,577
Banque Cantonale Vaudoise (Registered) ... 431 63,099
Barclays plc ....................... 22,168 148,548
BAWAG Group AG
(b) (e)
................ 502 100,643
BNP Paribas SA .................... 1,373 160,357
BOC Hong Kong Holdings Ltd. ........... 5,500 29,846
BPER Banca SpA ................... 6,338 99,577
CaixaBank SA ...................... 10,368 146,896

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Citizens Financial Group, Inc. ........... 11,966 $ 838,458
Commerzbank AG
(d)
.................. 2,656 109,858
Credit Agricole SA ................... 5,749 115,630
Danske Bank A/S .................... 2,010 107,741
DBS Group Holdings Ltd. .............. 2,900 146,841
DNB Bank ASA ..................... 4,163 123,942
Erste Group Bank AG ................. 921 123,265
FinecoBank Banca Fineco SpA .......... 3,031 76,211
Grupo Financiero Banorte SAB de CV , Class O 44,630 471,043
HDFC Bank Ltd. , ADR ................ 19,371 500,353
HSBC Holdings plc .................. 16,997 321,401
ING Groep NV ...................... 7,659 241,667
Intesa Sanpaolo SpA ................. 21,864 150,278
JPMorgan Chase & Co. ............... 4,185 1,369,876
Jyske Bank A/S (Registered) ............ 419 60,628
KBC Ancora ....................... 632 59,406
KBC Group NV ..................... 1,089 148,737
Lion Finance Group plc ................ 393 59,097
Lloyds Banking Group plc .............. 93,518 136,866
M&T Bank Corp. .................... 3,435 817,564
Mitsubishi UFJ Financial Group, Inc. ....... 26,100 519,989
NatWest Group plc ................... 22,935 202,377
Nordea Bank Abp ................... 9,651 183,146
Raiffeisen Bank International AG ......... 1,571 100,429
Regions Financial Corp. ............... 8,169 246,704
Ringkjoebing Landbobank A/S ........... 217 51,502
Skandinaviska Enskilda Banken AB , Class A . 5,116 101,865
Societe Generale SA ................. 1,435 127,012
SpareBank 1 Sor-Norge ASA ............ 2,654 51,878
Standard Chartered plc ................ 4,834 130,724
Svenska Handelsbanken AB , Class A ...... 6,442 94,796
Swedbank AB , Class A ................ 2,819 105,306
TBC Bank Group plc ................. 735 43,183
Unicaja Banco SA
(b) (e)
................. 18,630 66,405
UniCredit SpA ...................... 3,099 277,729
Valiant Holding AG (Registered) .......... 196 39,006
12,766,005
Beverages — 0.3%
Carlsberg A/S , Class B ................ 145 18,975
Coca-Cola Co. (The) ................. 15,850 1,288,129
Molson Coors Beverage Co. , Class B ...... 3,603 140,373
PepsiCo, Inc. ...................... 11,222 1,519,459
2,966,936
Biotechnology — 0.2%
Amgen, Inc. ....................... 4,835 1,750,850
CSL Ltd. .......................... 1,043 83,216
1,834,066
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. ............. 73,536 881,583
Canadian Tire Corp. Ltd. , Class A ......... 99 13,636
Next plc .......................... 161 31,064
926,283
Building Products — 0.2%
Allegion plc ........................ 369 51,841
Belimo Holding AG (Registered) .......... 49 55,094
Carrier Global Corp. .................. 13,279 974,015
Cie de Saint-Gobain SA ............... 1,041 94,400
Geberit AG (Registered) ............... 96 64,062
Johnson Controls International plc ........ 598 87,374
Kingspan Group plc .................. 288 26,338
Masco Corp. ....................... 1,213 98,702
Nibe Industrier AB , Class B ............. 9,785 36,373
ROCKWOOL A/S , Class B ............. 661 21,201
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ................ 205 $ 100,688
1,610,088
Capital Markets — 0.6%
Avanza Bank Holding AB .............. 1,332 53,381
Banca Generali SpA .................. 898 67,042
CBOE Global Markets, Inc. ............. 307 74,500
Charles Schwab Corp. (The) ............ 11,443 1,055,846
Deutsche Bank AG (Registered) .......... 5,530 187,284
Goldman Sachs Group, Inc. (The) ........ 1,088 1,100,371
Intercontinental Exchange, Inc. .......... 5,021 618,135
Morgan Stanley ..................... 6,915 1,445,512
MSCI, Inc. , Class A .................. 247 138,330
Partners Group Holding AG ............. 26 21,296
Raymond James Financial, Inc. .......... 664 100,948
State Street Corp. ................... 1,177 199,619
5,062,264
Chemicals — 0.4%
Air Liquide SA ...................... 4,019 795,870
Akzo Nobel NV ..................... 416 28,290
Arkema SA ........................ 215 13,562
BASF SE ......................... 732 39,128
DSM-Firmenich AG .................. 260 24,679
DuPont de Nemours, Inc. .............. 290 39,336
Evonik Industries AG ................. 1,082 19,633
Linde plc ......................... 1,881 976,126
Mosaic Co. (The) .................... 3,690 78,191
Sherwin-Williams Co. (The) ............. 765 263,405
Shin-Etsu Chemical Co. Ltd. ............ 17,800 775,893
Sika AG (Registered) ................. 229 47,223
Syensqo SA ....................... 102 7,542
3,108,878
Commercial Services & Supplies — 0.1%
Bilfinger SE ........................ 309 28,404
Brambles Ltd. ...................... 2,710 36,591
Element Fleet Management Corp. ........ 864 17,831
Rollins, Inc. ........................ 1,883 78,596
Securitas AB , Class B ................. 754 12,383
SPIE SA .......................... 820 47,209
Waste Management, Inc. ............... 2,036 453,784
674,798
Communications Equipment — 0.1%
Arista Networks, Inc.
(d)
................ 755 128,260
Cisco Systems, Inc. .................. 1,935 227,285
F5, Inc.
(d)
......................... 247 102,742
Motorola Solutions, Inc. ............... 185 76,829
Telefonaktiebolaget LM Ericsson , Class B ... 3,783 42,425
577,541
Construction & Engineering — 0.1%
Bouygues SA ...................... 301 16,809
Eiffage SA ........................ 453 66,820
EMCOR Group, Inc. .................. 102 84,648
Ferrovial NV ....................... 928 63,606
Kajima Corp. ....................... 900 32,808
MasTec, Inc.
(d)
...................... 293 121,905
Quanta Services, Inc. ................. 198 142,568
Strabag SE ........................ 131 13,336
United Site Services
(d) (f)
................ 4,200 42,000
Vinci SA .......................... 834 121,804
Webuild SpA ....................... 8,361 21,793
728,097

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.0%
Buzzi SpA ......................... 424 $ 21,718
Heidelberg Materials AG ............... 199 37,963
Holcim AG ........................ 473 42,647
Wienerberger AG .................... 537 13,876
116,204
Consumer Finance — 0.1%
American Express Co. ................ 1,456 492,492
Capital One Financial Corp. ............. 1,736 348,277
Cembra Money Bank AG ............... 354 41,437
882,206
Consumer Staples Distribution & Retail — 0.1%
Coles Group Ltd. .................... 2,755 46,404
Jeronimo Martins SGPS SA ............. 422 8,082
Kroger Co. (The) .................... 4,741 263,268
Target Corp. ....................... 5,472 714,698
Tesco plc ......................... 9,024 55,011
1,087,463
Containers & Packaging — 0.0%
Avery Dennison Corp. ................. 537 87,182
Smurfit WestRock plc ................. 6,882 318,361
405,543
Diversified Consumer Services — 0.1%
Service Corp. International ............. 10,420 791,503
Diversified REITs — 0.1%
CapitaLand Integrated Commercial Trust .... 118,200 216,896
Merlin Properties Socimi SA ............ 9,683 169,899
United Urban Investment Corp. .......... 149 148,897
WP Carey, Inc. ..................... 4,018 287,287
822,979
Diversified Telecommunication Services — 0.3%
Comcast Corp. , Class A ............... 59,385 1,457,902
Deutsche Telekom AG (Registered) ....... 2,186 59,599
Koninklijke KPN NV .................. 185,671 916,988
Singapore Telecommunications Ltd. ....... 15,400 52,576
2,487,065
Electric Utilities — 0.3%
Acciona SA ........................ 153 48,474
Alliant Energy Corp. .................. 2,824 215,443
American Electric Power Co., Inc. ......... 950 129,970
CLP Holdings Ltd. ................... 3,000 28,040
Contact Energy Ltd. .................. 1,925 10,194
Duke Energy Corp. .................. 1,067 135,061
Edison International .................. 5,656 421,089
EDP SA .......................... 4,275 22,332
Elia Group SA/NV , Class B ............. 297 47,294
Enel SpA ......................... 11,247 129,007
Entergy Corp. ...................... 1,082 124,279
Evergy, Inc. ........................ 1,086 93,863
Eversource Energy .................. 5,202 375,949
FirstEnergy Corp. ................... 1,662 79,012
NextEra Energy, Inc. ................. 1,449 127,179
PG&E Corp. ....................... 4,926 82,855
Pinnacle West Capital Corp. ............ 802 85,814
PPL Corp. ........................ 2,586 94,001
Southern Co. (The) .................. 1,479 141,555
Xcel Energy, Inc. .................... 1,314 105,514
2,496,925
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................. 945 102,797
AMETEK, Inc. ...................... 396 95,808
Security
Shares
Shares Value
Electrical Equipment (continued)
Contemporary Amperex Technology Co. Ltd. ,
Class H ........................ 5,700 $ 513,451
Eaton Corp. plc ..................... 266 113,348
Emerson Electric Co. ................. 681 97,485
GE Vernova, Inc. .................... 178 209,125
Generac Holdings, Inc.
(d)
............... 289 84,622
Hubbell, Inc. , Class B ................. 157 82,142
Legrand SA ....................... 367 62,186
Nexans SA ........................ 110 18,309
NKT A/S
(d)
......................... 371 55,518
Nordex SE
(d)
....................... 899 47,432
nVent Electric plc .................... 448 75,985
Prysmian SpA ...................... 560 94,272
Schneider Electric SE ................. 155 50,720
Siemens Energy AG .................. 411 78,354
Vertiv Holdings Co. , Class A ............ 489 163,727
Vestas Wind Systems A/S .............. 1,175 33,268
1,978,549
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 1,949 343,648
Keysight Technologies, Inc.
(d)
............ 120 42,008
Kyocera Corp. ...................... 2,100 46,574
Shimadzu Corp. ..................... 400 10,202
Teledyne Technologies, Inc.
(d)
............ 116 77,360
519,792
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 12,596 699,078
Financial Services — 0.2%
Aimbridge Topco LLC
(d)
................ 899 34,461
Labels Buyer LLC
(d)
.................. 78 2,875
Poste Italiane SpA
(e)
.................. 473 15,483
Visa, Inc. , Class A ................... 3,855 1,322,612
1,375,431
Food Products — 0.2%
Danone SA ........................ 880 71,930
H-Food Holdings LLC
(d)
................ 737 12,713
McCormick & Co., Inc. (Non-Voting) ....... 3,322 167,495
Mondelez International, Inc. , Class A ....... 14,192 820,865
Nestle SA (Registered) ................ 1,552 159,181
Tyson Foods, Inc. , Class A ............. 3,474 198,887
1,431,071
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,622 279,422
Italgas SpA ........................ 876 10,144
Snam SpA ........................ 2,997 21,636
311,202
Ground Transportation — 0.0%
Canadian National Railway Co. .......... 1,049 125,185
East Japan Railway Co. ............... 2,000 41,796
Fedex Freight Holding Co., Inc.
(d)
......... 581 87,731
SIRVA, Inc.
(d) (f)
...................... 58 48
254,760
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 13,332 1,209,746
Cochlear Ltd. ...................... 142 11,927
Coloplast A/S , Class B ................ 198 11,277
Medtronic plc ...................... 10,264 802,953
ResMed, Inc. ...................... 414 80,680
Siemens Healthineers AG
(b) (e)
............ 501 19,540

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
STERIS plc ........................ 313 $ 65,909
2,202,032
Health Care Providers & Services — 0.4%
Cigna Group (The) ................... 1,889 520,760
Elevance Health, Inc. ................. 1,533 592,857
Fresenius Medical Care AG ............. 275 12,449
Sonic Healthcare Ltd. ................. 964 13,873
UnitedHealth Group, Inc. ............... 5,446 2,263,521
3,403,460
Health Care REITs — 0.2%
Aedifica SA ........................ 1,699 136,950
Alexandria Real Estate Equities, Inc. ....... 2,205 116,534
American Healthcare REIT, Inc. .......... 6,345 330,892
CareTrust REIT, Inc. .................. 6,902 278,496
Janus Living, Inc. , Class A-1
(g)
........... 7,695 221,154
Welltower, Inc. ...................... 1,434 325,475
1,409,501
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. ............. 208 76,729
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc. .............. 1,118 230,319
Domino's Pizza, Inc. .................. 259 76,674
Entain plc ......................... 796 5,899
Expedia Group, Inc. .................. 262 67,041
Fortrex Holdings LLC
(d) (f)
............... 498 7,470
Marriott International, Inc. , Class A ........ 611 226,430
Starbucks Corp. ..................... 4,951 505,943
1,119,776
Household Durables — 0.2%
Sekisui House Ltd. ................... 1,300 27,027
Sony Group Corp. ................... 44,600 897,533
Taylor Wimpey plc ................... 387,202 414,350
1,338,910
Household Products — 0.1%
Henkel AG & Co. KGaA ............... 138 10,921
Procter & Gamble Co. (The) ............ 6,374 934,683
Reckitt Benckiser Group plc ............. 979 63,766
1,009,370
Independent Power and Renewable Electricity Producers — 0.0%
RWE AG ......................... 1,067 69,003
Industrial Conglomerates — 0.1%
Hitachi Ltd. ........................ 32,300 893,938
Honeywell International, Inc. ............ 155 34,593
Jardine Matheson Holdings Ltd. .......... 400 24,667
Sekisui Chemical Co. Ltd. .............. 700 11,225
Siemens AG (Registered) .............. 300 96,452
Smiths Group plc .................... 546 18,547
Swire Pacific Ltd. , Class A .............. 500 5,223
1,084,645
Industrial REITs — 0.2%
EastGroup Properties, Inc. ............. 2,654 537,515
GLP J-REIT ....................... 89 75,289
Goodman Group .................... 14,518 313,244
LondonMetric Property plc .............. 94,293 235,358
Prologis, Inc. ....................... 1,826 247,368
Segro plc ......................... 6,999 81,193
Tritax Big Box REIT plc ................ 64,011 137,140
Warehouses De Pauw CVA ............. 776 19,574
1,646,681
Security
Shares
Shares Value
Insurance — 0.5%
Admiral Group plc ................... 281 $ 13,271
Allianz SE (Registered) ................ 3,021 1,429,985
Assurant, Inc. ...................... 3,035 814,989
AXA SA .......................... 1,664 83,382
Generali .......................... 855 41,684
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 140 78,184
NN Group NV ...................... 277 24,284
Progressive Corp. (The) ............... 6,420 1,402,449
Suncorp Group Ltd. .................. 1,593 21,252
Swiss Re AG ....................... 319 50,705
Tryg A/S .......................... 327 7,444
Unipol Assicurazioni SpA ............... 388 10,845
Zurich Insurance Group AG ............. 155 114,643
4,093,117
Interactive Media & Services — 0.7%
Alphabet, Inc. , Class A ................ 11,891 4,249,487
Meta Platforms, Inc. , Class A ............ 3,951 2,225,559
6,475,046
IT Services — 0.3%
Accenture plc , Class A ................ 6,554 815,580
Akamai Technologies, Inc.
(d)
............. 790 93,386
Cloudflare, Inc. , Class A
(d)
.............. 739 181,262
DigitalOcean Holdings, Inc.
(d)
............ 262 41,142
GDS Holdings Ltd. , ADR
(d)
.............. 6,023 180,871
Indra Sistemas SA ................... 270 14,809
International Business Machines Corp. ..... 287 80,707
MongoDB, Inc. , Class A
(d)
.............. 373 125,291
NEXTDC Ltd.
(d) (g)
.................... 21,795 220,803
Nomura Research Institute Ltd. .......... 800 22,443
Okta, Inc. , Class A
(d)
.................. 962 131,265
Otsuka Corp. ...................... 500 8,560
Snowflake, Inc. , Class A
(d)
.............. 757 192,656
TISI, Inc. ......................... 500 9,785
Travelport Technology Ltd.
(d) (f)
............ 30 20,525
VeriSign, Inc. ...................... 339 85,279
2,224,364
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc. ............ 387 194,026
Machinery — 0.6%
Aalberts NV ....................... 341 15,224
Alfa Laval AB ...................... 578 34,481
Alstom SA
(d)
....................... 1,569 27,411
Atlas Copco AB , Class A ............... 3,776 76,536
Caterpillar, Inc. ..................... 184 195,942
Construcciones y Auxiliar de Ferrocarriles SA . 105 7,627
Cummins, Inc. ...................... 672 479,277
Deere & Co. ....................... 1,022 648,285
Fincantieri SpA
(d)
.................... 2,887 32,865
Flowserve Corp. .................... 10,784 799,741
GEA Group AG ..................... 871 59,808
Georg Fischer AG (Registered) .......... 791 40,964
Hyundai Rotem Co. Ltd. ............... 230 25,920
IDEX Corp. ........................ 317 71,943
IMI plc ........................... 1,432 56,413
Indutrade AB ....................... 561 11,609
Interpump Group SpA ................. 808 31,280
KION Group AG ..................... 854 37,910
Knorr-Bremse AG ................... 438 50,965
Kongsberg Maritime A/S
(d)
.............. 4,937 25,557
Metso OYJ ........................ 940 16,346
Mitsubishi Heavy Industries Ltd. .......... 1,500 34,084
Nordson Corp. ...................... 208 62,751

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Oshkosh Corp. ..................... 269 $ 41,286
Otis Worldwide Corp. ................. 2,699 193,248
PACCAR, Inc. ...................... 1,648 197,958
Parker-Hannifin Corp. ................. 1,312 1,283,293
RENK Group AG .................... 1,052 50,782
Schindler Holding AG ................. 59 19,558
Schindler Holding AG (Registered) ........ 29 9,219
Snap-on, Inc. ...................... 389 156,534
Spirax Group plc .................... 119 10,796
Stadler Rail AG ..................... 348 10,006
Techtronic Industries Co. Ltd. ............ 3,000 49,925
Vossloh AG ........................ 87 6,252
Westinghouse Air Brake Technologies Corp. .. 203 54,729
4,926,525
Media — 0.0%
EchoStar Corp. , Class A
(d) (g)
............. 380 38,570
Learfield Communications LLC
(d)
......... 571 1,713
Omnicom Group, Inc. ................. 3,047 221,913
Publicis Groupe SA .................. 316 31,228
293,424
Metals & Mining — 0.2%
ArcelorMittal SA ..................... 722 43,532
Aurubis AG ........................ 136 28,189
Endeavour Mining plc ................. 336 16,458
Evolution Mining Ltd. ................. 4,211 34,820
Freeport-McMoRan, Inc. ............... 1,199 75,405
Norsk Hydro ASA .................... 1,818 16,451
South32 Ltd. ....................... 9,363 25,424
Southern Copper Corp. ................ 471 82,076
Steel Dynamics, Inc. .................. 476 109,223
Teck Resources Ltd. , Class B ........... 17,087 1,017,690
1,449,268
Multi-Utilities — 0.3%
Ameren Corp. ...................... 2,300 259,992
CenterPoint Energy, Inc. ............... 2,264 99,707
CMS Energy Corp. ................... 12,743 974,840
Dominion Energy, Inc. ................. 1,479 101,001
E.ON SE ......................... 3,508 72,138
Public Service Enterprise Group, Inc. ...... 1,050 85,218
Sembcorp Industries Ltd. .............. 1,900 9,345
Sempra .......................... 1,009 93,544
Veolia Environnement SA .............. 881 36,712
WEC Energy Group, Inc. ............... 4,412 515,189
2,247,686
Office REITs — 0.1%
BXP, Inc. ......................... 4,760 315,636
Cousins Properties, Inc. ............... 9,580 287,208
602,844
Oil, Gas & Consumable Fuels — 0.7%
Antero Resources Corp.
(d)
.............. 1,541 54,151
APA Corp. ........................ 2,998 97,645
BP plc ........................... 20,558 126,714
ConocoPhillips ..................... 10,555 1,097,298
Devon Energy Corp. .................. 5,931 245,069
Eni SpA .......................... 2,556 59,968
EOG Resources, Inc. ................. 5,255 681,731
EQT Corp. ........................ 1,289 68,536
Expand Energy Corp. ................. 613 55,899
Kinder Morgan, Inc. .................. 3,406 108,890
Pembina Pipeline Corp. ............... 1,126 52,098
Phillips 66 ......................... 3,587 606,382
Range Resources Corp. ............... 1,302 48,421
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA ........................ 1,564 $ 39,076
Shell plc .......................... 30,710 1,189,482
South Bow Corp. .................... 1,713 60,366
Targa Resources Corp. ................ 1,134 304,071
TC Energy Corp. .................... 1,441 95,524
TotalEnergies SE .................... 1,680 129,907
Williams Cos., Inc. (The) ............... 15,688 1,166,246
6,287,474
Passenger Airlines — 0.0%
Deutsche Lufthansa AG (Registered) ...... 884 10,130
International Consolidated Airlines Group SA . 1,888 11,985
Southwest Airlines Co. ................ 2,846 146,341
168,456
Personal Care Products — 0.0%
Unilever plc ........................ 2,742 164,705
Pharmaceuticals — 0.6%
Astellas Pharma, Inc. ................. 3,800 50,831
AstraZeneca plc .................... 6,382 1,191,547
Eli Lilly & Co. ...................... 1,634 1,959,869
Johnson & Johnson .................. 4,848 1,231,247
Kyowa Kirin Co. Ltd. .................. 500 7,958
Novartis AG (Registered) .............. 1,027 160,512
Novo Nordisk A/S , Class B ............. 3,416 164,060
Recordati Industria Chimica e Farmaceutica SpA 158 9,262
Roche Holding AG ................... 366 150,458
Sanofi SA ......................... 1,570 134,241
Zoetis, Inc. , Class A .................. 2,296 164,990
5,224,975
Professional Services — 0.2%
Automatic Data Processing, Inc. .......... 4,601 1,030,394
Broadridge Financial Solutions, Inc. ....... 1,107 151,604
Equifax, Inc. ....................... 2,659 422,036
Intertek Group plc ................... 225 17,320
RELX plc ......................... 2,471 78,096
Thomson Reuters Corp. ............... 278 22,706
Wolters Kluwer NV ................... 315 20,368
1,742,524
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 23,500 132,762
CTP NV
(b) (e)
........................ 2,323 42,395
Mitsubishi Estate Co. Ltd. .............. 3,800 96,905
Mitsui Fudosan Co. Ltd. ............... 33,500 310,492
TAG Immobilien AG .................. 10,035 162,055
Tokyu Fudosan Holdings Corp. ........... 11,100 88,936
VGP NV .......................... 346 33,355
Wharf Real Estate Investment Co. Ltd. ..... 53,000 144,742
1,011,642
Residential REITs — 0.1%
American Homes 4 Rent , Class A ......... 12,186 408,475
Camden Property Trust ................ 1,757 201,159
Equity Residential ................... 6,070 412,335
Sun Communities, Inc. ................ 2,399 287,664
1,309,633
Retail REITs — 0.1%
Agree Realty Corp. .................. 3,932 297,810
Federal Realty Investment Trust .......... 1,662 205,157
InvenTrust Properties Corp. ............. 5,719 202,452
Macerich Co. (The) .................. 8,393 211,420
Primaris REIT ...................... 7,082 111,205

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Unibail-Rodamco-Westfield
(h)
............ 1,009 $ 118,080
1,146,124
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc. ................ 2,508 1,813,284
Broadcom, Inc. ..................... 8,848 3,342,332
KLA Corp. ......................... 1,720 518,941
MediaTek, Inc. ...................... 5,000 681,324
Microchip Technology, Inc. .............. 4,184 381,581
Monolithic Power Systems, Inc. .......... 71 98,148
NVIDIA Corp. ...................... 11,417 2,284,427
NXP Semiconductors NV .............. 1,548 435,034
SK Hynix, Inc. ...................... 620 1,094,041
Taiwan Semiconductor Manufacturing Co. Ltd. 32,000 2,524,490
13,173,602
Software — 0.9%
Cadence Design Systems, Inc.
(d)
......... 494 185,408
Check Point Software Technologies Ltd.
(d)
... 1,111 146,019
Crowdstrike Holdings, Inc. , Class A
(d)
....... 298 227,416
CyberArk Software, Inc.
(d)
.............. 50 2,250
Datadog, Inc. , Class A
(d)
............... 732 190,584
Dynatrace, Inc.
(d)
.................... 2,754 120,928
Fortinet, Inc.
(d)
...................... 2,112 324,445
Gen Digital, Inc. ..................... 1,306 32,506
Intuit, Inc. ......................... 1,039 271,179
JFrog Ltd.
(d)
........................ 908 82,519
Microsoft Corp. ..................... 9,077 3,385,903
Nutanix, Inc. , Class A
(d)
................ 2,151 109,615
Oracle Corp. ....................... 8,395 1,230,287
Palantir Technologies, Inc. , Class A
(d)
...... 790 92,169
Palo Alto Networks, Inc.
(d)
.............. 1,555 530,286
Qualys, Inc.
(d)
...................... 507 69,707
Rubrik, Inc. , Class A
(d)
................. 1,353 108,619
Sage Group plc (The) ................. 1,321 14,332
SailPoint, Inc.
(d)
..................... 5,017 73,449
SAP SE .......................... 788 121,469
SentinelOne, Inc. , Class A
(d)
............. 2,214 37,572
Synopsys, Inc.
(d)
.................... 407 181,550
Zscaler, Inc.
(d)
...................... 1,338 188,859
7,727,071
Specialized REITs — 0.2%
American Tower Corp. ................ 509 83,257
Blackstone Digital Infrastructure Trust, Inc.
(d)
.. 7,395 159,954
Crown Castle, Inc. ................... 1,137 86,105
DigiCo Infrastructure REIT
(h)
............ 14,971 25,426
Digital Realty Trust, Inc. ............... 775 139,175
Equinix, Inc. ....................... 562 585,823
Iron Mountain, Inc. ................... 2,530 319,564
Keppel DC REIT .................... 42,896 74,404
Public Storage ...................... 668 212,631
1,686,339
Specialty Retail — 0.2%
H & M Hennes & Mauritz AB , Class B ...... 622 10,700
Industria de Diseno Textil SA ............ 9,723 612,863
Ross Stores, Inc. .................... 733 156,019
TJX Cos., Inc. (The) .................. 6,868 1,040,502
Williams-Sonoma, Inc. ................ 511 119,114
1,939,198
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ........................ 5,502 1,592,059
Canon, Inc. ........................ 1,600 40,977
Dell Technologies, Inc. , Class C .......... 2,386 1,029,464
Everpure, Inc. , Class A
(d)
............... 689 54,286
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
FUJIFILM Holdings Corp. .............. 2,100 $ 44,926
2,761,712
Textiles, Apparel & Luxury Goods — 0.0%
Pandora A/S ....................... 114 13,097
Tapestry, Inc. ....................... 661 96,757
109,854
Tobacco — 0.3%
British American Tobacco plc ............ 15,019 929,420
Imperial Brands plc .................. 1,098 40,581
Japan Tobacco, Inc. .................. 2,400 88,559
Philip Morris International, Inc. ........... 10,873 1,967,034
3,025,594
Trading Companies & Distributors — 0.0%
AddTech AB , Class B ................. 1,075 37,990
Bunzl plc ......................... 469 16,368
Rexel SA ......................... 1,208 52,923
RS GROUP plc ..................... 4,473 34,527
Sumitomo Corp. .................... 8,400 80,738
222,546
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
.................... 1,109 33,794
Incora Top Holdco LLC
(d) (f)
.............. 1,311 9,112
42,906
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 1,918 252,370
Wireless Telecommunication Services — 0.0%
Altice France Lux 3
(d)
................. 1,565 30,832
Millicom International Cellular SA ......... 132 11,980
42,812
Total Common Stocks — 15 .6%
(Cost: $ 124,973,943 ) .............................. 136,704,124
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
ATI, Inc., 5.88%, 06/15/33 ............ USD 15 15,208
Boeing Co. (The)
2.70% , 02/01/27 .................. 450 445,088
6.26% , 05/01/27 .................. 853 864,328
3.20% , 03/01/29 .................. 637 614,123
5.15% , 05/01/30 .................. 720 728,778
3.63% , 02/01/31 .................. 406 386,083
3.60% , 05/01/34 .................. 108 97,204
Bombardier, Inc., 6.75%, 06/15/33
(b)
...... 182 188,394
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................ 200 200,134
General Electric Co., 4.30%, 07/29/30 ..... 200 198,196
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 53 54,318
Honeywell Aerospace, Inc.
(b)
3.90% , 03/16/28 .................. 63 62,365
4.00% , 03/16/29 .................. 63 62,139
4.30% , 03/16/31 .................. 934 917,879
4.60% , 03/16/33 .................. 695 682,139
4.95% , 03/16/36 .................. 35 34,466
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 80 79,695
4.85% , 04/27/35 .................. 18 17,673
Leidos, Inc., 4.10%, 03/15/29 .......... 1,305 1,283,562

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
4.45% , 05/15/28 .................. USD 23 $ 23,026
4.40% , 08/15/30 .................. 285 284,004
4.75% , 02/15/34 .................. 22 21,843
Moog, Inc., 5.50%, 10/15/34
(b)
.......... 19 18,711
Northrop Grumman Corp., 3.25%, 01/15/28 .. 114 112,022
Textron, Inc., 4.95%, 03/15/36 .......... 140 136,362
TransDigm, Inc.
(b)
6.63% , 03/01/32 .................. 161 165,125
6.00% , 01/15/33 .................. 398 401,910
6.38% , 05/31/33 .................. 705 711,703
6.13% , 07/31/34 .................. 143 142,816
Wolverine Escrow LLC, 0.00%, 11/15/26
(f)
... 92 —
8,949,294
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 105 94,133
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
32 33,137
127,270
Automobile Components — 0.1%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
. 32 31,901
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 .................. 77 76,729
7.75% , 10/15/33 .................. 27 26,673
Clarios Global LP, 6.75%, 09/15/32
(b)
...... 312 318,641
Cyprium Corp., 6.13%, 04/15/31
(b)
........ 30 29,999
Dorman Products, Inc., 6.25%, 06/15/34
(b)
... 7 7,080
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
74 77,699
Goodyear Tire & Rubber Co. (The)
6.63% , 07/15/30 .................. 54 52,154
8.88% , 07/15/32 .................. 50 50,434
Icahn Enterprises LP
5.25% , 05/15/27 .................. 165 163,078
10.00% , 11/15/29
(b)
................ 55 54,242
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 110 110,688
999,318
Automobiles — 0.1%
General Motors Co., 5.35%, 04/15/28 ..... 245 247,480
Honda Motor Co. Ltd., 4.44%, 07/08/28 .... 100 99,608
Hyundai Capital America, 4.88%, 06/23/27
(b)
. 175 175,668
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
..................... 379 372,565
895,321
Banks — 4.2%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
.................... 225 227,752
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 732 753,366
Banco Santander SA
5.59% , 08/08/28 .................. 200 203,491
5.57% , 01/17/30 .................. 200 205,012
Bank of America Corp.
(a)
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 191 188,843
(1-day SOFR + 1.11%), 4.62% , 05/09/29 . 440 439,788
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 238 226,639
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 323 330,534
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 347 331,645
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ..................... 1,002 1,015,562
(1-day SOFR + 0.87%), 4.46% , 02/06/32 . 91 89,396
(1-day SOFR + 1.04%), 4.70% , 04/23/32 . 1,285 1,274,196
(1-day SOFR + 1.21%), 2.57% , 10/20/32 . 26 23,142
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 587 529,853
(1-day SOFR + 1.74%), 5.52% , 10/25/35 . 132 132,610
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.13%), 5.05% , 02/06/37 . USD 154 $ 151,670
Bank of Montreal, (SOFR Index + 0.75%),
4.06%, 09/22/28
(a)
................ 101 100,441
Bank of Nova Scotia (The)
(a)
(1-day SOFR + 0.76%), 4.04% , 09/15/28 . 119 118,310
(1-day SOFR + 0.97%), 4.90% , 06/05/32 . 30 29,923
(1-day SOFR + 1.05%), 4.81% , 02/02/34 . 36 35,446
Barclays plc
(a)
(1-day SOFR + 1.49%), 5.67% , 03/12/28 . 251 253,023
(1-day SOFR + 0.96%), 5.09% , 02/25/29 . 400 402,110
(1-day SOFR + 1.08%), 4.48% , 11/11/29 .. 201 199,600
(1-day SOFR + 1.23%), 5.37% , 02/25/31 . 200 202,811
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.45%), 4.79% , 05/09/29 . 331 331,283
(1-day SOFR + 1.29%), 4.92% , 01/15/34 . 250 245,251
CaixaBank SA, (1-day SOFR + 1.14%), 4.63%,
07/03/29
(a) (b)
.................... 252 251,730
Canadian Imperial Bank of Commerce, (1-day
SOFR + 1.03%), 4.86%, 03/30/29
(a)
..... 179 179,697
Citigroup, Inc.
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
332 332,206
4.13% , 07/25/28 .................. 425 420,577
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
.................... 550 544,853
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
495 500,281
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
.................... 792 776,722
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
419 388,925
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
352 353,165
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
53 47,646
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
52 48,865
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
151 153,906
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(a)
335 337,416
Citizens Financial Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.45%), 5.30%, 01/29/36
(a)
.... 22 21,786
Fifth Third Bancorp
(a)
(1-day SOFR + 2.34%), 6.34% , 07/27/29 . 296 305,884
(1-day SOFR + 1.49%), 4.90% , 09/06/30 . 1,050 1,051,556
(1-day SOFR + 0.95%), 4.57% , 04/29/32 . 655 643,059
(1-day SOFR + 1.24%), 5.14% , 01/29/37 . 234 229,700
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 280 282,271
HSBC Holdings plc
(a)
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 200 201,733
(1-day SOFR + 1.29%), 2.21% , 08/17/29 . 200 189,645
(1-day SOFR + 1.29%), 5.13% , 03/03/31 . 405 407,427
(1-day SOFR + 1.19%), 4.62% , 11/06/31 . 309 304,611
(1-day SOFR + 2.39%), 6.25% , 03/09/34 . 550 582,476
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 71 71,206
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 350 349,896
(1-day SOFR + 0.80%), 4.92% , 01/24/29 . 131 131,636
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 176 167,785
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ..................... 114 113,024
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 100 101,302
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 585 602,814
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 489 492,312
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 455 458,081
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 100 93,923
(1-day SOFR + 2.04%), 2.52% , 04/22/31 . 460 424,032
(1-day SOFR + 0.84%), 4.35% , 01/22/32 . 160 156,733
(1-day SOFR + 0.99%), 4.62% , 04/23/32 . 160 158,153

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.81%), 6.25% , 10/23/34 . USD 365 $ 390,659
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 324 328,837
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 123 124,277
(1-day SOFR + 1.07%), 4.90% , 01/22/37 . 60 58,427
(1-day SOFR + 1.30%), 5.19% , 02/05/37 . 43 42,291
Keybank National Association
5.85% , 11/15/27 .................. 543 551,731
3.90% , 04/13/29 .................. 250 243,863
4.90% , 08/08/32 .................. 250 244,948
KeyCorp
2.55% , 10/01/29 .................. 1,146 1,071,441
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
377 401,261
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 127 134,505
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 487 490,894
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20% ,
01/16/31 ..................... 200 202,486
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.85% ,
01/19/33 ..................... 330 295,456
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.65%), 5.78% ,
07/06/29 ..................... 200 204,336
(3-mo. CME Term SOFR + 1.53%), 4.25% ,
09/11/29 ..................... 400 396,587
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . 665 666,642
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 250 252,096
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 . 250 249,728
(1-day SOFR + 0.78%), 4.42% , 11/17/28 . 335 335,662
(1-day SOFR + 1.08%), 4.73% , 07/18/31 . 470 467,880
National Australia Bank Ltd., 2.33%, 08/21/30
(b)
250 225,317
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.95%), 5.81%, 09/13/29
(a)
........... 300 306,585
Pinnacle Financial Partners, Inc., (1-day SOFR +
1.70%), 5.60%, 05/19/32
(a)
........... 1,350 1,354,316
PNC Financial Services Group, Inc. (The)
(a)
(SOFR Index + 1.73%), 6.62% , 10/20/27 . 103 103,651
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 75 75,317
(1-day SOFR + 1.07%), 5.22% , 01/29/31 . 176 178,852
(1-day SOFR + 1.33%), 4.90% , 05/13/31 . 40 40,216
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 195 200,949
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 124 125,623
Royal Bank of Canada
4.95% , 02/01/29 .................. 200 202,686
2.30% , 11/03/31 .................. 718 640,798
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
......... 632 648,693
Societe Generale SA, (1-day SOFR + 1.42%),
5.25%, 05/22/29
(a) (b)
............... 331 333,382
Sumitomo Mitsui Financial Group, Inc.
5.80% , 07/13/28 .................. 400 409,162
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33% ,
03/03/41
(a)
.................... 200 194,723
Toronto-Dominion Bank (The), 5.52%, 07/17/28 296 301,670
Truist Bank
(a)
(1-day SOFR + 0.77%), 4.42% , 07/24/28 . 250 249,709
(1-day SOFR + 0.91%), 4.14% , 10/23/29 . 290 286,610
Security
Par (000)
Par (000) Value
Banks (continued)
Truist Financial Corp.
(a)
(1-day SOFR + 2.45%), 7.16% , 10/30/29 . USD 223 $ 234,876
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 110 111,835
Series I. , (1-day SOFR + 0.97%), 4.60% ,
01/27/32 ..................... 168 165,679
US Bancorp
(a)
(1-day SOFR + 2.02%), 5.78% , 06/12/29 . 100 102,086
(1-day SOFR + 0.87%), 4.48% , 01/26/32 . 149 146,776
(1-day SOFR + 1.02%), 2.68% , 01/27/33 . 95 84,505
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 50 50,845
(1-day SOFR + 0.88%), 4.08% , 09/15/29 . 159 156,770
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 18 18,620
(1-day SOFR + 0.74%), 4.18% , 01/23/30 . 730 720,431
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31 ..................... 313 289,780
(1-day SOFR + 1.50%), 5.15% , 04/23/31 . 1,019 1,029,696
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 153 165,139
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 129 131,483
(1-day SOFR + 1.10%), 4.96% , 01/23/37 . 151 147,418
Westpac Banking Corp., 2.15%, 06/03/31 ... 300 268,152
36,775,088
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 36 35,039
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 .................. 156 156,827
5.88% , 06/15/35 .................. 57 60,941
Coca-Cola Co. (The), 4.65%, 08/14/34 ..... 268 268,143
Molson Coors Beverage Co., 4.90%, 07/08/31 1,035 1,033,591
PepsiCo, Inc.
4.50% , 07/17/29 .................. 672 674,079
1.95% , 10/21/31 .................. 294 258,489
2,487,109
Biotechnology — 0.4%
AbbVie, Inc.
3.20% , 11/21/29
(i)
................. 133 127,353
4.13% , 03/15/31 .................. 756 739,765
4.40% , 03/15/33 .................. 335 327,785
4.50% , 05/14/35 .................. 228 219,676
Amgen, Inc.
5.25% , 03/02/30 .................. 315 320,948
4.20% , 02/19/31 .................. 1,435 1,407,138
4.20% , 03/01/33 .................. 275 264,205
4.85% , 02/19/36 .................. 125 122,460
Gilead Sciences, Inc., 4.80%, 11/15/29 ..... 94 94,936
3,624,266
Broadline Retail — 0.4%
Amazon.com, Inc.
4.65% , 12/01/29 .................. 100 100,684
4.10% , 11/20/30 .................. 1,153 1,133,169
4.25% , 03/13/31 .................. 850 836,956
4.55% , 03/13/33 .................. 270 265,602
4.88% , 03/13/36 .................. 616 606,392
Getty Images, Inc., 10.50%, 11/15/30
(b)
..... 15 12,506
Match Group Holdings II LLC
(b)
3.63% , 10/01/31 .................. 78 70,180
6.13% , 09/15/33 .................. 62 61,267
Wayfair LLC, 7.13%, 05/31/34
(b)
......... 18 18,507
3,105,263

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(b)
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ...................... USD 42 $ 43,884
EMRLD Borrower LP
6.63% , 12/15/30 .................. 62 63,385
6.75% , 07/15/31 .................. 100 103,505
Quikrete Holdings, Inc., 6.38%, 03/01/32 ... 125 127,647
Standard Building Solutions, Inc.
6.50% , 08/15/32 .................. 343 345,073
6.25% , 08/01/33 .................. 103 102,283
Wilsonart LLC, 11.00%, 08/15/32 ........ 55 44,558
830,335
Capital Markets — 1.7%
Apollo Debt Solutions BDC, 5.88%, 08/30/30 . 17 16,822
Ares Capital Corp.
2.88% , 06/15/28 .................. 8 7,654
5.88% , 03/01/29 .................. 27 27,214
5.95% , 07/15/29 .................. 31 31,312
5.50% , 09/01/30 .................. 6 5,926
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 1,074 1,072,396
5.80% , 09/09/30 .................. 18 17,733
Bank of New York Mellon Corp. (The), (1-day
SOFR + 0.90%), 4.54%, 04/23/32
(a)
..... 2,110 2,089,711
Blackstone Private Credit Fund
4.00% , 01/15/29 .................. 100 95,568
6.25% , 01/25/31 .................. 100 100,078
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 25 24,627
Blue Owl Capital Corp.
5.95% , 03/15/29 .................. 894 893,981
6.20% , 07/15/30 .................. 329 327,828
6.30% , 08/15/31 .................. 12 11,927
Blue Owl Credit Income Corp., 6.60%, 09/15/29 50 50,322
Charles Schwab Corp. (The), (1-day SOFR +
0.78%), 4.74%, 05/21/30
(a)
........... 100 100,188
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 74 70,486
Deutsche Bank AG
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
240 237,624
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
175 180,257
5.41% , 05/10/29 .................. 205 209,508
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
170 177,828
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
540 538,105
(1-day SOFR + 1.10%), 4.47% , 12/10/31
(a)
260 255,691
First Eagle Holdings, Inc., 7.25%, 08/15/32
(b)
. 13 13,086
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
99 99,616
FS KKR Capital Corp., 2.63%, 01/15/27 .... 9 8,834
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
20 20,057
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 75 73,822
(1-day SOFR + 0.90%), 4.15% , 10/21/29
(a)
277 273,094
2.60% , 02/07/30 .................. 284 264,046
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
670 686,634
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
112 112,656
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
843 851,401
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(a)
640 627,922
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
35 30,786
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
106 95,198
(1-day SOFR + 1.03%), 4.97% , 06/03/32
(a)
128 127,926
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
20 17,676
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
139 136,535
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(a)
53 51,747
(1-day SOFR + 1.31%), 5.43% , 06/03/37
(a)
25 25,086
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Intercontinental Exchange, Inc.
3.63% , 09/01/28 .................. USD 384 $ 376,793
1.85% , 09/15/32 .................. 22 18,521
4.60% , 03/15/33 .................. 11 10,778
Jane Street Group, 6.75%, 05/01/33
(b)
..... 27 27,766
Jefferies Financial Group, Inc., 4.15%, 01/23/30 100 96,612
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(d) (f) (j)
................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65% , 04/13/28 . 37 37,316
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 98 96,668
(1-day SOFR + 1.38%), 4.99% , 04/12/29 . 500 502,718
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5 5,039
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 100 101,324
(1-day SOFR + 0.80%), 4.24% , 01/09/30 . 300 296,082
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 683 697,691
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 827 822,542
(SOFR Index + 1.18%), 4.81% , 04/16/32 . 720 714,403
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 324 351,594
(1-day SOFR + 1.18%), 5.07% , 01/30/37 . 181 177,005
(SOFR Index + 1.41%), 5.30% , 04/10/37 . 15 14,925
MSCI, Inc.
5.25% , 09/01/35 .................. 54 52,857
5.15% , 03/15/36 .................. 135 130,678
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 .................. 98 98,167
8.00% , 08/01/33 .................. 111 111,410
14,799,797
Chemicals — 0.8%
Celanese US Holdings LLC
6.75% , 04/15/33 .................. 43 43,803
7.38% , 02/15/34 .................. 43 44,425
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 69 68,944
4.63% , 11/15/29 .................. 229 218,576
7.88% , 03/15/34 .................. 55 55,268
Dow Chemical Co. (The)
7.38% , 11/01/29 .................. 1,270 1,366,972
4.80% , 01/15/31 .................. 102 100,476
6.30% , 03/15/33 .................. 180 189,060
5.65% , 03/15/36 .................. 325 323,335
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
. 149 148,930
FMC Corp.
3.45% , 10/01/29 .................. 142 131,486
8.00% , 06/01/31
(b)
................. 983 1,023,096
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 3 2,998
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
.... 171 175,235
LYB International Finance II BV, 3.50%, 03/02/27 17 16,884
LYB International Finance III LLC
5.13% , 01/15/31 .................. 1,249 1,247,022
5.63% , 05/15/33 .................. 25 25,196
5.88% , 01/15/36 .................. 443 444,200
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
..................... 25 25,316
Nutrien Ltd.
5.20% , 06/21/27 .................. 19 19,108
4.90% , 03/27/28 .................. 18 18,077
2.95% , 05/13/30 .................. 20 18,768
Olympus Water US Holding Corp.
(b)
7.25% , 06/15/31 .................. 400 405,030
7.25% , 02/15/33 .................. 200 197,794
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 98 97,815
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 99 92,796

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... USD 187 $ 183,357
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
..................... 94 93,416
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. 346 325,202
7.38% , 03/01/31 .................. 291 292,210
7,394,795
Commercial Services & Supplies — 0.4%
(b)
ADT Security Corp. (The), 4.88%, 07/15/32 .. 164 154,985
Allied Universal Holdco LLC
6.00% , 06/01/29 .................. 301 299,675
7.88% , 02/15/31 .................. 979 1,023,431
APi Group DE, Inc., 5.75%, 06/01/34 ...... 16 15,818
Brink's Co. (The), 6.75%, 06/15/32 ....... 121 123,648
Deluxe Corp., 8.13%, 09/15/29 ......... 32 33,128
Garda World Security Corp.
8.25% , 08/01/32 .................. 189 193,409
8.38% , 11/15/32 .................. 469 479,812
GFL Environmental Holdings US, Inc.
5.63% , 07/01/31 .................. 26 25,997
5.50% , 02/01/34 .................. 267 261,149
Madison IAQ LLC, 5.88%, 06/30/29 ....... 131 131,068
Reworld Holding Corp., 4.88%, 12/01/29 .... 104 99,192
RR Donnelley & Sons Co.
9.50% , 08/01/29 .................. 185 191,812
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(k)
.................... 18 17,311
Sabre Financial Borrower LLC, 11.13%, 06/15/29 159 167,817
Waste Pro USA, Inc., 7.00%, 02/01/33 ..... 255 260,939
Williams Scotsman, Inc., 6.63%, 04/15/30 ... 94 96,839
3,576,030
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.75%, 02/24/30 ..... 157 158,366
Motorola Solutions, Inc.
5.00% , 04/15/29 .................. 355 358,843
4.85% , 08/15/30 .................. 333 333,932
2.30% , 11/15/30 .................. 114 102,835
2.75% , 05/24/31 .................. 358 325,226
5.20% , 08/15/32 .................. 236 238,063
1,517,265
Construction & Engineering — 0.0%
(b)
AECOM, 6.00%, 08/01/33 ............ 37 37,053
Arcosa, Inc., 6.88%, 08/15/32 .......... 37 38,596
Brand Industrial Services, Inc., 10.38%, 08/01/30 70 57,043
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34 ...................... 34 34,175
Weekley Homes LLC, 6.75%, 01/15/34 ..... 32 32,085
198,952
Consumer Finance — 1.4%
AerCap Ireland Capital DAC, 4.38%, 11/15/30 400 392,179
Ally Financial, Inc.
(a)
(SOFR Index + 1.73%), 5.54% , 01/17/31 . 74 74,376
(1-day SOFR + 1.78%), 5.55% , 07/31/33 . 67 66,447
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 299 300,700
(1-day SOFR + 0.81%), 4.35% , 07/20/29 . 134 133,315
(SOFR Index + 1.28%), 5.28% , 07/27/29 . 396 401,244
(1-day SOFR + 1.22%), 4.92% , 07/20/33 . 70 69,961
(1-day SOFR + 1.42%), 5.28% , 07/26/35 . 20 20,202
American Honda Finance Corp.
5.13% , 07/07/28 .................. 300 302,641
1.80% , 01/13/31 .................. 229 200,606
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Azorra Finance Ltd.
(b)
7.25% , 01/15/31 .................. USD 54 $ 55,481
6.25% , 02/15/34 .................. 7 6,788
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 100 102,829
(1-day SOFR + 1.25%), 4.49% , 09/11/31 . 324 317,907
(1-day SOFR + 2.26%), 6.05% , 02/01/35 . 306 317,888
(1-day SOFR + 1.63%), 5.20% , 09/11/36 . 70 68,141
Caterpillar Financial Services Corp., Series L,
4.50%, 05/15/31 ................. 20 19,905
Ford Motor Credit Co. LLC
5.80% , 03/05/27 .................. 200 201,033
7.35% , 11/04/27 .................. 200 205,500
5.92% , 03/20/28 .................. 250 253,069
6.80% , 05/12/28 .................. 788 810,497
5.80% , 03/08/29 .................. 200 201,751
5.11% , 05/03/29 .................. 452 448,853
5.30% , 09/06/29 .................. 710 707,368
7.35% , 03/06/30 .................. 335 354,204
7.20% , 06/10/30 .................. 222 233,971
3.63% , 06/17/31 .................. 232 211,562
General Motors Financial Co., Inc.
5.00% , 04/09/27 .................. 242 242,888
5.40% , 05/08/27 .................. 145 146,098
4.20% , 10/27/28 .................. 595 588,576
4.75% , 04/06/29 .................. 675 674,639
4.90% , 10/06/29 .................. 233 233,592
5.85% , 04/06/30 .................. 687 709,784
2.70% , 06/10/31 .................. 478 430,145
5.45% , 01/08/36 .................. 55 54,789
GGAM Finance Ltd., 6.88%, 04/15/29
(b)
.... 55 56,199
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 125 127,007
John Deere Capital Corp.
4.95% , 07/14/28 .................. 100 101,239
4.50% , 01/16/29 .................. 100 100,258
1.45% , 01/15/31 .................. 550 480,131
Navient Corp., 9.38%, 10/15/31 ......... 24 23,909
OneMain Finance Corp.
6.13% , 05/15/30 .................. 331 330,983
7.50% , 05/15/31 .................. 138 142,569
6.50% , 03/15/33 .................. 32 31,489
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
192 198,338
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(a)
..................... 19 18,978
Synchrony Financial, (1-day SOFR + 1.40%),
5.02%, 07/29/29
(a)
................ 175 175,128
Toyota Motor Credit Corp.
4.05% , 09/05/28 .................. 200 198,582
3.65% , 01/08/29 .................. 100 98,186
5.05% , 05/16/29 .................. 757 768,017
1.65% , 01/10/31 .................. 53 46,575
Series B , 4.55% , 05/14/31 ............ 30 29,751
12,486,268
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 .................. 60 58,626
5.63% , 03/31/32 .................. 273 263,938
KeHE Distributors LLC, 7.13%, 04/30/33
(b)
... 33 33,616
Performance Food Group, Inc.
(b)
6.13% , 09/15/32 .................. 120 121,468
5.63% , 03/01/34 .................. 15 14,722
Walmart, Inc.
4.45% , 04/30/33 .................. 375 371,138

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
4.90% , 04/28/35 .................. USD 255 $ 257,156
1,120,664
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 .................. 613 614,964
5.50% , 03/17/35 .................. 175 178,115
Ardagh Group SA, 9.50%, 12/01/30
(b)
...... 216 230,874
Ardagh Metal Packaging Finance USA LLC,
6.25%, 01/30/31
(b)
................ 200 202,238
Berry Global, Inc., 5.50%, 04/15/28 ....... 579 587,639
Clydesdale Acquisition Holdings, Inc.
(b)
6.88% , 01/15/30 .................. 61 60,773
6.75% , 04/15/32 .................. 33 32,030
Crown Americas LLC, 5.88%, 06/01/33 .... 83 83,583
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 .................. 572 584,767
9.25% , 04/15/30 .................. 37 36,401
Sword Purchaser LLC, 8.25%, 04/15/33
(b)
... 41 42,426
2,653,810
Distributors — 0.0%
(b)
Core & Main LP, 6.00%, 07/01/34 ........ 143 143,672
Dealer Tire Financial LLC, 10.38%, 10/01/31 . 16 15,943
Resideo Funding, Inc., 6.50%, 07/15/32 .... 105 105,525
265,140
Diversified Consumer Services — 0.0%
Service Corp. International, 5.75%, 10/15/32 . 38 38,153
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 116 119,982
158,135
Diversified REITs — 0.3%
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ...................... 25 24,476
GLP Capital LP
5.75% , 06/01/28 .................. 165 166,839
5.30% , 01/15/29 .................. 438 440,053
4.00% , 01/15/30 .................. 232 222,779
Simon Property Group LP, 4.38%, 10/01/30 .. 440 435,736
Uniti Group LP
(b)
6.50% , 02/15/29 .................. 12 11,905
Series Feb , 8.63% , 06/15/32 .......... 105 109,538
VICI Properties LP
4.75% , 02/15/28 .................. 649 648,793
4.75% , 04/01/28 .................. 45 44,957
3.88% , 02/15/29
(b)
................. 55 53,435
4.13% , 08/15/30
(b)
................. 540 518,268
2,676,779
Diversified Telecommunication Services — 1.1%
Altice France SA
(b)
6.88% , 10/15/30 .................. 321 311,379
6.50% , 04/15/32 .................. 169 163,325
6.88% , 07/15/32 .................. 18 17,454
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 117 117,420
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(b)
. 142 141,709
AT&T, Inc.
4.35% , 03/01/29 .................. 100 99,345
2.75% , 06/01/31 .................. 117 106,412
5.40% , 02/15/34 .................. 100 101,374
4.90% , 11/01/35 .................. 110 106,584
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
. 15 15,192
CCO Holdings LLC
(b)
6.38% , 09/01/29 .................. 193 192,805
4.25% , 02/01/31 .................. 718 646,618
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 53 55,095
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Comcast Corp.
3.40% , 04/01/30 .................. USD 963 $ 920,057
4.25% , 10/15/30 .................. 60 58,823
5.50% , 11/15/32 .................. 84 86,265
4.40% , 08/15/35 .................. 125 116,067
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
165 167,319
Fibercop SpA, 6.00%, 09/30/34
(b)
........ 200 193,143
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 181 186,108
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 .................. 572 587,673
7.00% , 03/31/34 .................. 291 300,061
8.50% , 01/15/36 .................. 307 329,667
7.50% , 02/15/37 .................. 105 107,770
Maya SAS, 7.00%, 04/15/32
(b)
.......... 200 203,831
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 1,271 1,273,847
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... 229 228,670
SE Cosmos LLC, 8.88%, 05/01/31
(b)
...... 224 230,288
Space Exploration Technologies Corp., 5.35%,
07/15/31
(b)
..................... 225 224,414
Sprint Capital Corp., 6.88%, 11/15/28 ...... 378 396,014
Stingray Compute LLC, 6.00%, 06/15/31
(b)
.. 55 55,109
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
..................... 334 329,185
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 75 86,122
Uniti Services LLC, 7.50%, 10/15/33
(b)
..... 26 27,362
Verizon Communications, Inc.
3.88% , 02/08/29 .................. 100 98,457
4.02% , 12/03/29 .................. 100 98,137
3.15% , 03/22/30 .................. 140 132,936
4.75% , 01/15/33 .................. 70 68,912
5.00% , 01/15/36 .................. 202 197,010
Windstream Services LLC, 8.25%, 10/01/31
(b)
522 550,478
Yondr JK 1 LLC, 6.88%, 06/30/31
(b)
....... 46 46,115
Zayo Group Holdings, Inc.
(a)(b)(k)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 172 171,904
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 69 67,633
9,614,089
Electric Utilities — 2.0%
Alabama Power Co., 3.75%, 09/01/27 ..... 100 99,419
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 93 94,712
Arizona Public Service Co.
2.95% , 09/15/27 .................. 157 154,294
5.70% , 08/15/34 .................. 186 192,172
5.10% , 03/15/36 .................. 260 255,774
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 ................. 10 9,988
DTE Electric Co.
5.20% , 03/01/34 .................. 25 25,431
Series A , 6.63% , 06/01/36 ............ 23 25,470
Duke Energy Carolinas LLC, 4.85%, 03/15/30 132 133,202
Duke Energy Florida LLC, 1.75%, 06/15/30 .. 21 18,828
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $497,000), 6.01%, 09/15/35
(f) (l)
..... 497 495,757
Duke Energy Progress LLC, 2.00%, 08/15/31 . 16 14,133
Enel Finance International NV, 4.38%, 09/30/30
(b)
836 821,295
Exelon Corp.
2.75% , 03/15/27 .................. 40 39,560
5.15% , 03/15/28 .................. 200 201,869
FirstEnergy Corp., 2.65%, 03/01/30 ....... 407 376,601
FirstEnergy Transmission LLC
4.55% , 01/15/30 .................. 246 244,179
5.00% , 01/15/35 .................. 153 150,286
Georgia Power Co.
4.55% , 03/15/30 .................. 395 394,001

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.70% , 05/15/32 .................. USD 216 $ 215,771
4.95% , 05/17/33 .................. 67 67,406
Interstate Power & Light Co.
3.60% , 04/01/29 .................. 115 112,052
4.95% , 09/30/34 .................. 82 80,420
MidAmerican Energy Co., 5.75%, 11/01/35 .. 21 22,052
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. 20 19,746
3.55% , 05/01/27 .................. 175 173,851
4.69% , 09/01/27 .................. 110 110,252
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 225 217,577
4.73% , 10/15/30 .................. 65 64,200
6.00% , 02/01/33 .................. 390 392,082
5.75% , 01/15/34 .................. 162 160,735
5.88% , 05/15/34 .................. 33 32,827
6.25% , 11/01/34 .................. 48 48,601
6.00% , 01/15/36 .................. 34 33,894
6.13% , 05/15/36 .................. 141 141,065
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............ 18 16,714
Series Q , 1.63% , 01/15/31 ........... 173 150,931
5.00% , 06/01/33 .................. 77 76,810
Series F , 5.85% , 10/01/35 ............ 9 9,369
Pacific Gas & Electric Co.
2.10% , 08/01/27 .................. 228 221,980
6.10% , 01/15/29 .................. 100 102,966
4.20% , 03/01/29 .................. 685 675,303
5.55% , 05/15/29 .................. 630 643,006
4.55% , 07/01/30 .................. 1,053 1,036,853
2.50% , 02/01/31 .................. 2,474 2,219,605
3.25% , 06/01/31 .................. 122 112,538
5.80% , 05/15/34 .................. 472 482,492
6.75% , 01/15/53 .................. 55 57,746
6.00% , 05/01/56 .................. 93 88,976
PG&E Corp., 5.25%, 07/01/30 .......... 88 86,657
Pinnacle West Capital Corp.
4.65% , 06/01/29 .................. 485 485,060
5.15% , 05/15/30 .................. 255 258,381
PPL Capital Funding, Inc.
4.13% , 04/15/30 .................. 119 116,471
5.25% , 09/01/34 .................. 10 10,043
Public Service Electric & Gas Co.
3.20% , 05/15/29 .................. 99 95,819
2.45% , 01/15/30 .................. 39 36,390
4.90% , 12/15/32 .................. 110 110,669
Series Q , 5.05% , 03/01/35 ........... 200 200,478
Southern California Edison Co.
4.88% , 02/01/27
(i)
................. 171 171,270
Series B , 3.65% , 03/01/28 ............ 293 288,228
Series G , 2.50% , 06/01/31 ........... 137 122,295
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 ......... 300 286,494
4.85% , 03/15/35 .................. 49 47,860
4.25% , 07/01/36 .................. 116 107,161
System Energy Resources, Inc.
6.00% , 04/15/28 .................. 185 189,057
5.30% , 12/15/34 .................. 80 79,792
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
..................... 323 325,642
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 .................. 747 733,913
4.60% , 10/15/30 .................. 85 83,625
4.70% , 01/31/31 .................. 702 687,947
5.00% , 04/30/31 .................. 505 501,182
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.70% , 12/30/34 .................. USD 157 $ 158,699
VoltaGrid LLC, 7.38%, 11/01/30
(b)
........ 279 289,650
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 .................. 319 340,214
8.63% , 03/15/33 .................. 3 3,217
7.75% , 04/15/34 .................. 97 102,099
17,453,104
Electrical Equipment — 0.2%
Eaton Corp., 4.20%, 03/06/31 .......... 475 465,560
GE Vernova, Inc.
4.25% , 02/04/31 .................. 515 506,876
4.88% , 02/04/36 .................. 155 152,560
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(b)
..................... 11 11,123
Vertiv Holdings Co., 4.85%, 03/15/36 ...... 385 373,922
1,510,041
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 6.63%, 07/15/32
(b)
200 205,704
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.63%, 09/01/32
(b)
.... 89 90,770
Archrock Services LP, 6.00%, 02/01/34
(b)
... 65 64,610
Baker Hughes Holdings LLC
4.05% , 03/11/29 .................. 25 24,645
4.35% , 06/15/31 .................. 46 45,071
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 .................. 123 123,316
6.50% , 10/01/33 .................. 218 220,976
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
... 37 37,854
Noble Finance II LLC, 6.25%, 06/15/34
(b)
... 29 28,422
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 73 73,169
Tidewater, Inc., 9.13%, 07/15/30
(b)
........ 36 38,521
Transocean International Ltd.
(b)
8.50% , 05/15/31 .................. 83 86,170
7.88% , 10/15/32 .................. 45 46,977
USA Compression Partners LP
(b)
7.13% , 03/15/29 .................. 194 198,722
6.25% , 10/01/33 .................. 103 102,117
Weatherford International Ltd., 6.75%, 10/15/33
(b)
162 165,288
1,346,628
Entertainment — 0.0%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 17 17,538
Netflix, Inc., 5.88%, 11/15/28 ........... 93 95,942
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 19 17,005
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (c)
.................... 29 27,659
158,144
Financial Services — 0.7%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
... 582 572,099
Block, Inc.
6.50% , 05/15/32 .................. 227 231,748
6.00% , 08/15/33
(b)
................. 117 117,808
CrossCountry Intermediate HoldCo LLC, 6.75%,
12/01/32
(b)
..................... 8 7,724
Fidelity National Information Services, Inc.
1.65% , 03/01/28 .................. 135 128,415
4.45% , 03/10/28 .................. 335 333,808
4.55% , 03/10/29 .................. 604 599,316
3.75% , 05/21/29 .................. 85 82,587
4.80% , 03/10/31 .................. 50 49,453
5.10% , 07/15/32 .................. 34 34,025
Fiserv, Inc.
3.50% , 07/01/29 .................. 235 225,537

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.45% , 03/15/34 .................. USD 77 $ 76,393
Global Payments, Inc.
4.50% , 11/15/28 .................. 100 98,803
3.20% , 08/15/29 .................. 73 68,867
4.88% , 11/15/30 .................. 1,155 1,135,450
Nationwide Building Society, (1-day SOFR +
1.06%), 4.65%, 07/14/29
(a) (b)
.......... 250 249,903
NTT Finance Corp., 4.57%, 07/16/27
(b)
..... 700 700,586
PayPal Holdings, Inc.
4.45% , 03/06/28 .................. 206 205,817
2.85% , 10/01/29 .................. 17 16,047
PennyMac Financial Services, Inc., 7.13%,
11/15/30
(b)
..................... 98 99,311
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 .................. 216 219,709
6.13% , 08/01/31 .................. 89 90,898
7.13% , 02/01/32 .................. 318 330,062
6.50% , 06/15/34 .................. 51 52,309
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 175 175,335
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 10 9,290
UWM Holdings LLC
(b)
6.63% , 02/01/30 .................. 96 89,451
6.25% , 03/15/31 .................. 101 90,014
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
... 53 53,844
WEX, Inc., 6.50%, 03/15/33
(b)
.......... 149 148,358
WS Escrow LLC, 7.75%, 06/01/33
(b)
...... 14 14,375
6,307,342
Food Products — 0.3%
Chobani LLC, 6.38%, 04/15/34
(b)
........ 274 278,081
JBS NV
3.00% , 02/02/29 .................. 925 887,489
5.95% , 04/20/35 .................. 260 268,102
5.50% , 01/15/36 .................. 160 159,767
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
57 53,595
Mars, Inc., 4.80%, 03/01/30
(b)
.......... 748 750,228
Mondelez International, Inc., 4.25%, 05/06/28 100 99,579
Post Holdings, Inc.
(b)
6.38% , 03/01/33 .................. 219 217,329
6.25% , 10/15/34 .................. 52 51,093
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 44 42,508
2,807,771
Gas Utilities — 0.1%
AmeriGas Partners LP
(b)
9.50% , 06/01/30 .................. 32 34,337
6.88% , 06/01/31 .................. 30 30,374
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ...................... 18 18,236
Ferrellgas LP, 9.25%, 01/15/31
(b)
........ 32 33,725
Spire, Inc., 4.60%, 09/01/31 ........... 885 871,806
988,478
Ground Transportation — 0.2%
Albion Financing 1 SARL, 7.00%, 05/21/30
(b)
. 200 207,085
CSX Corp., 3.80%, 03/01/28 ........... 19 18,803
GB AIT Buyer, Inc., 8.75%, 04/30/34
(b)
..... 22 22,058
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
97 98,390
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 29 23,603
Norfolk Southern Corp., 3.80%, 08/01/28 ... 116 114,458
Penske Truck Leasing Co. LP
(b)
4.40% , 07/01/27 .................. 33 32,941
5.70% , 02/01/28 .................. 61 61,873
5.35% , 03/30/29 .................. 30 30,385
5.25% , 07/01/29 .................. 36 36,447
5.25% , 02/01/30 .................. 83 83,968
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
PODS LLC, 8.75%, 05/15/31
(b)
.......... USD 33 $ 32,243
RXO, Inc., 6.38%, 05/15/31
(b)
........... 21 21,292
Ryder System, Inc.
2.85% , 03/01/27 .................. 135 133,563
6.60% , 12/01/33 .................. 134 146,181
Triton Container International Ltd., 5.15%,
02/15/33 ...................... 100 97,989
Uber Technologies, Inc., 4.30%, 01/15/30 ... 396 391,376
1,552,655
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.00% , 03/15/31 .................. 996 970,653
4.30% , 03/15/33 .................. 475 460,731
Baxter International, Inc.
1.92% , 02/01/27 .................. 34 33,436
1.73% , 04/01/31 .................. 7 5,958
Becton Dickinson & Co., 4.87%, 02/08/29 ... 170 170,973
Insulet Corp., 6.50%, 04/01/33
(b)
......... 86 87,210
Solventum Corp., 5.45%, 02/25/27 ....... 39 39,250
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
126 130,644
1,898,855
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
28 28,824
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 172 169,852
Banner Health, 1.90%, 01/01/31 ......... 128 113,921
Centene Corp.
2.45% , 07/15/28 .................. 34 32,309
3.38% , 02/15/30 .................. 145 135,138
3.00% , 10/15/30 .................. 76 68,783
2.63% , 08/01/31 .................. 50 43,579
CommonSpirit Health
6.07% , 11/01/27 .................. 35 35,558
3.35% , 10/01/29 .................. 69 65,906
2.78% , 10/01/30 .................. 161 148,228
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 .................. 392 369,903
4.75% , 02/15/31 .................. 68 62,557
9.75% , 01/15/34 .................. 183 191,067
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
..................... 76 78,670
CVS Health Corp.
5.00% , 01/30/29 .................. 100 100,906
3.75% , 04/01/30 .................. 100 96,692
2.13% , 09/15/31 .................. 203 177,487
DaVita, Inc., 6.75%, 07/15/33
(b)
......... 71 73,261
Elevance Health, Inc.
4.10% , 03/01/28 .................. 111 110,230
4.00% , 09/15/28 .................. 675 667,114
4.10% , 05/15/32 .................. 29 27,820
4.60% , 09/15/32 .................. 173 169,771
4.75% , 02/15/33 .................. 27 26,610
Global Medical Response, Inc., 7.38%,
10/01/32
(b)
..................... 52 53,885
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
44 39,393
HCA, Inc.
3.13% , 03/15/27 .................. 167 165,453
5.88% , 02/01/29 .................. 100 102,293
4.13% , 06/15/29 .................. 268 263,867
5.25% , 03/01/30 .................. 120 121,666
3.50% , 09/01/30 .................. 356 337,715
5.00% , 05/15/33 .................. 323 319,698
5.45% , 09/15/34 .................. 318 321,414
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 169 164,192

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.
3.70% , 03/23/29 .................. USD 221 $ 215,351
5.38% , 04/15/31 .................. 17 17,229
5.88% , 03/01/33 .................. 49 50,539
LifePoint Health, Inc.
(b)
10.00% , 06/01/32 ................. 106 105,821
7.00% , 05/01/34 .................. 168 161,022
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 .................. 155 144,545
6.50% , 02/15/31 .................. 43 43,744
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 97 101,335
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 139 145,471
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
325 329,011
Sutter Health, Series 2018, 3.70%, 08/15/28 . 127 124,506
Tenet Healthcare Corp., 5.50%, 11/15/32
(b)
.. 83 82,532
UnitedHealth Group, Inc.
4.40% , 06/15/28 .................. 43 42,977
3.88% , 12/15/28 .................. 29 28,605
4.70% , 04/15/29 .................. 195 196,300
2.88% , 08/15/29 .................. 480 457,610
4.80% , 01/15/30 .................. 110 110,850
4.65% , 01/15/31 .................. 509 509,460
4.95% , 01/15/32 .................. 506 509,624
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
130 122,569
8,382,863
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
48 49,405
DOC DR LLC, 4.30%, 03/15/27 ......... 329 328,609
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 262 257,505
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
..................... 231 236,495
Ventas Realty LP
4.00% , 03/01/28 .................. 126 124,746
4.40% , 01/15/29 .................. 20 19,854
3.00% , 01/15/30 .................. 255 240,554
4.75% , 11/15/30 .................. 70 69,693
5.00% , 01/15/35 .................. 255 251,360
Welltower OP LLC
3.10% , 01/15/30 .................. 122 115,937
4.50% , 07/01/30 .................. 724 720,314
3.85% , 06/15/32 .................. 76 72,255
2,486,727
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
.......... 160 162,669
Hotel & Resort REITs — 0.1%
(b)
Park Intermediate Holdings LLC, 7.00%,
02/01/30 ...................... 109 111,591
Pebblebrook Hotel LP, 6.38%, 10/15/29 .... 18 18,307
RHP Hotel Properties LP
6.50% , 04/01/32 .................. 98 100,280
6.50% , 06/15/33 .................. 233 239,047
Service Properties Trust
0.00% , 09/30/27
(m)
................ 285 264,255
8.63% , 11/15/31 .................. 181 190,675
XHR LP, 6.63%, 05/15/30 ............. 27 27,623
951,778
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC, 4.00%, 10/15/30
(b)
...... 158 149,160
Acushnet Co., 5.63%, 12/01/33
(b)
........ 27 26,857
Big Sky Funding LLC, Class A2, 5.75%, (5.75%
Cash or 5.75% PIK), 10/20/35
(f) (k)
....... 995 995,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. USD 34 $ 32,682
6.50% , 02/15/32 .................. 229 223,383
Carnival Corp. Ltd.
(b)
5.75% , 08/01/32 .................. 359 362,506
6.13% , 02/15/33 .................. 231 233,806
Churchill Downs, Inc.
(b)
5.75% , 04/01/30 .................. 65 64,939
6.75% , 05/01/31 .................. 37 37,647
Expedia Group, Inc.
3.80% , 02/15/28 .................. 35 34,553
3.25% , 02/15/30 .................. 402 381,802
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 109 105,991
6.75% , 01/15/30 .................. 30 29,421
Gaia Purchaser, Inc., 7.63%, 07/15/33
(b)
.... 93 94,066
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... 97 97,047
Hilton Domestic Operating Co., Inc.
(b)
5.50% , 09/15/31 .................. 127 127,325
5.88% , 03/15/33 .................. 126 127,153
5.50% , 03/31/34 .................. 16 15,862
Light & Wonder International, Inc.
(b)
7.50% , 09/01/31 .................. 32 33,167
6.25% , 10/01/33 .................. 6 5,967
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 75 77,546
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
50 41,927
McDonald's Corp., 4.80%, 08/14/28 ....... 62 62,414
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
200 194,778
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 32 31,150
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
..................... 66 68,746
NCL Corp. Ltd.
(b)
6.75% , 02/01/32 .................. 127 126,715
6.25% , 09/15/33 .................. 2 1,942
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
..... 30 30,528
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 .................. 32 32,400
6.63% , 02/01/33 .................. 32 32,479
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
60 51,280
Six Flags Entertainment Corp., 5.25%, 07/15/29 49 47,733
Station Casinos LLC
(b)
4.63% , 12/01/31 .................. 16 15,192
6.63% , 03/15/32 .................. 104 105,620
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
...... 143 145,645
Viking Cruises Ltd., 5.88%, 10/15/33
(b)
..... 189 189,295
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... 82 86,720
Wynn Macau Ltd., 5.13%, 12/15/29
(b)
...... 200 195,209
Wynn Resorts Finance LLC, 6.25%, 03/15/33
(b)
275 276,030
4,991,683
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 .................. 80 75,900
6.88% , 08/01/33 .................. 17 16,850
Beazer Homes USA, Inc., 8.00%, 01/15/32
(b)
. 19 19,051
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 198 188,541
4.88% , 02/15/30 .................. 88 81,893
Century Communities, Inc., 6.63%, 09/15/33
(b)
32 32,312
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 40 39,704
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 .................. 133 137,211
8.38% , 10/01/33 .................. 54 55,484

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
LGI Homes, Inc., 7.00%, 11/15/32
(b)
....... USD 89 $ 88,445
Mattamy Group Corp., 6.00%, 12/15/33
(b)
... 37 35,516
Meritage Homes Corp., 1.75%, 05/15/28
(n)
... 67 69,043
Newell Brands, Inc.
8.50% , 06/01/28
(b)
................. 90 94,029
6.38% , 05/15/30 .................. 7 7,095
6.63% , 05/15/32 .................. 18 18,228
Risewell Homes, Inc., 9.25%, 10/01/29
(b)
.... 50 51,716
Whirlpool Corp.
(b)
7.50% , 07/01/31 .................. 60 60,717
7.88% , 07/01/34 .................. 68 68,279
1,140,014
Household Products — 0.0%
Procter & Gamble Co. (The), 4.10%, 11/03/32 285 278,693
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)
5.45% , 06/01/28 .................. 295 298,241
5.20% , 07/15/29 .................. 245 246,395
2.45% , 01/15/31 .................. 196 174,840
5.75% , 07/15/33 .................. 195 196,165
Clearway Energy Operating LLC, 3.75%,
01/15/32
(b)
..................... 53 48,233
Southern Power Co., Series A, 4.25%, 10/01/30 275 270,139
Talen Energy Supply LLC
(b)(l)
(Acquired 05/27/26 , cost $ 373,953 ) 6.13% ,
05/01/31 ..................... 374 374,007
(Acquired 05/27/26 , cost $ 633,855 ) 6.38% ,
05/01/33 ..................... 634 633,200
TransAlta Corp., 5.88%, 02/01/34 ........ 8 7,881
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (o)
.................... 320 322,462
2,571,563
Industrial Conglomerates — 0.2%
3M Co.
3.63% , 09/14/28 .................. 136 133,919
4.80% , 03/15/30 .................. 575 578,501
5.15% , 03/15/35 .................. 570 576,348
Siemens Funding BV, 4.60%, 05/28/30
(b)
.... 277 277,315
1,566,083
Industrial REITs — 0.0%
Prologis LP
4.88% , 06/15/28 .................. 42 42,364
4.75% , 01/15/31 .................. 21 21,108
4.75% , 06/15/33 .................. 27 26,754
90,226
Insurance — 0.8%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
.. 786 791,029
Alliant Holdings Intermediate LLC
(b)
5.88% , 11/01/29 .................. 448 437,854
7.00% , 01/15/31 .................. 478 485,771
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 74 71,305
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
..................... 145 138,783
Aon Corp.
2.85% , 05/28/27 .................. 113 111,475
5.35% , 02/28/33 .................. 109 111,301
Aon North America, Inc., 5.13%, 03/01/27 ... 48 48,174
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 140 141,764
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
.... 400 404,507
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
200 194,289
Security
Par (000)
Par (000) Value
Insurance (continued)
Arthur J Gallagher & Co.
4.85% , 12/15/29 .................. USD 50 $ 50,365
5.15% , 02/15/35 .................. 50 49,646
Asurion LLC
(b)
8.00% , 12/31/32 .................. 204 205,541
8.38% , 02/01/34 .................. 109 100,899
Chubb INA Holdings LLC, 5.30%, 05/20/36 .. 645 651,576
CRC Insurance Group LLC, 7.13%, 06/01/31
(b)
250 249,203
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
200 193,726
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 697 715,287
7.38% , 01/31/32 .................. 557 566,959
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................ 114 116,276
Marsh & McLennan Cos., Inc., 5.15%, 03/15/34 47 47,396
Met Tower Global Funding, 5.25%, 04/12/29
(b)
408 414,723
Metropolitan Life Global Funding I, 4.15%,
08/25/28
(b)
..................... 150 148,826
Prudential Financial, Inc., 3.88%, 03/27/28 .. 185 183,180
Ryan Specialty LLC, 5.88%, 08/01/32
(b)
.... 72 70,838
USI, Inc., 7.50%, 01/15/32
(b)
........... 113 114,065
6,814,758
Interactive Media & Services — 0.2%
Alphabet, Inc.
4.00% , 05/15/30 .................. 100 98,536
4.10% , 11/15/30 .................. 338 333,023
4.10% , 02/15/31 .................. 630 619,025
4.38% , 11/15/32 .................. 85 83,710
4.50% , 05/15/35 .................. 241 235,231
4.80% , 02/15/36 .................. 640 629,150
Snap, Inc.
(b)
6.88% , 03/01/33 .................. 58 56,534
6.88% , 03/15/34 .................. 13 12,586
2,067,795
IT Services — 0.6%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... 4,440 4,529,478
CoreWeave, Inc.
(b)
9.25% , 06/01/30 .................. 90 90,585
9.00% , 02/01/31 .................. 5 4,941
9.75% , 10/01/31 .................. 159 158,649
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
98 99,630
Gartner, Inc., 4.50%, 07/01/28
(b)
......... 221 217,098
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 ...................... 192 192,100
ION Platform Finance US, Inc., 5.00%,
05/01/28
(b)
..................... 181 166,294
5,458,775
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 13 13,179
Machinery — 0.1%
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
96 96,204
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
99 96,640
Esab Corp., 5.63%, 04/01/31
(b)
.......... 106 106,115
Ingersoll Rand, Inc., 5.18%, 06/15/29 ...... 239 243,149
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.. 132 127,804
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 122 131,143
Otis Worldwide Corp., 2.57%, 02/15/30 .... 73 67,829
Terex Corp., 6.25%, 10/15/32
(b)
......... 11 11,140
880,024
Media — 0.8%
Cable One, Inc., 1.13%, 03/15/28
(n)
....... 35 22,750
Charter Communications Operating LLC
2.25% , 01/15/29 .................. 604 562,753

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
6.10% , 06/01/29 .................. USD 917 $ 939,396
2.80% , 04/01/31 .................. 605 539,028
2.30% , 02/01/32 .................. 655 556,654
6.55% , 06/01/34 .................. 39 39,813
Clear Channel Outdoor Holdings, Inc.
(b)
7.88% , 04/01/30 .................. 249 259,377
7.13% , 02/15/31 .................. 62 64,201
7.50% , 03/15/33 .................. 228 240,066
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 32 23,421
DirecTV Financing LLC
(b)
8.88% , 02/01/30 .................. 122 124,164
10.00% , 02/15/31 ................. 238 246,974
9.25% , 06/01/32 .................. 110 111,765
Discovery Communications LLC
3.95% , 03/20/28 .................. 185 181,994
4.13% , 05/15/29 .................. 13 12,870
Discovery Global Holdings, Inc.
3.76% , 03/15/27 .................. 353 349,909
4.05% , 03/15/29 .................. 53 52,474
4.28% , 03/15/32 .................. 192 172,291
5.05% , 03/15/42 .................. 22 16,117
DISH DBS Corp., 5.75%, 12/01/28
(b)
...... 165 159,844
EchoStar Corp., 10.75%, 11/30/29 ....... 403 435,490
Gray Media, Inc.
(b)
9.63% , 07/15/32 .................. 117 112,922
7.25% , 08/15/33 .................. 130 128,005
Lamar Media Corp., 5.38%, 11/01/33
(b)
..... 34 33,323
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 82 71,887
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 226 230,480
Omnicom Group, Inc.
4.65% , 10/01/28 .................. 203 202,720
4.75% , 03/30/30 .................. 26 26,009
Outfront Media Capital LLC, 6.00%, 06/15/34
(b)
88 87,839
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
138 141,749
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
.... 5 4,869
Univision Communications, Inc.
(b)
8.50% , 07/31/31 .................. 350 351,515
9.38% , 08/01/32 .................. 54 54,866
8.88% , 04/15/33 .................. 76 74,816
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
27 27,933
6,660,284
Metals & Mining — 0.5%
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
.... 133 134,168
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
..... 96 98,400
Commercial Metals Co., 5.75%, 11/15/33
(b)
.. 162 161,043
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 172 171,812
First Quantum Minerals Ltd., 8.00%, 03/01/33
(b)
200 208,892
Freeport-McMoRan, Inc.
4.13% , 03/01/28 .................. 303 300,223
5.40% , 11/14/34 .................. 19 19,326
Glencore Canada Corp., 6.20%, 06/15/35 ... 73 76,597
Glencore Funding LLC
(b)
4.00% , 03/27/27 .................. 452 450,452
5.37% , 04/04/29 .................. 644 654,067
5.63% , 04/04/34 .................. 89 91,342
Hybar LLC, 7.38%, 07/01/34
(b)
.......... 65 65,315
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 .................. 99 94,774
5.88% , 03/01/34 .................. 169 167,243
Mineral Resources Ltd.
(b)
6.00% , 05/01/32 .................. 18 17,806
6.25% , 05/01/34 .................. 18 17,700
Novelis Corp.
(b)
4.75% , 01/30/30 .................. 379 365,697
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.38% , 08/15/33 .................. USD 38 $ 38,274
Rio Tinto Finance USA plc
4.88% , 03/14/30 .................. 90 90,850
5.00% , 03/14/32 .................. 15 15,153
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
.. 7 7,353
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 640 609,920
6.13% , 06/12/33 .................. 188 197,400
4,053,807
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.88% , 08/15/29 .................. 27 27,081
6.50% , 10/15/30 .................. 125 127,886
6.13% , 06/01/31 .................. 22 22,116
177,083
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 234 229,122
1.65% , 05/15/31 .................. 46 39,838
Consumers Energy Co.
4.60% , 05/30/29 .................. 110 110,419
4.70% , 01/15/30 .................. 70 70,189
Dominion Energy, Inc., 4.60%, 05/15/28 .... 170 170,040
NiSource, Inc., 5.25%, 03/30/28 ......... 543 549,050
San Diego Gas & Electric Co., 4.95%, 08/15/28 383 386,085
WEC Energy Group, Inc., 4.75%, 01/15/28 .. 9 9,022
1,563,765
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp., 5.40%, 02/01/36 ... 135 132,872
APA Corp., 6.10%, 02/15/35 ........... 280 288,874
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 24 26,640
6.63% , 07/15/33 .................. 77 77,874
BP Capital Markets America, Inc.
4.23% , 11/06/28 .................. 100 99,353
4.89% , 09/11/33 .................. 151 150,329
California Resources Corp.
(b)
7.00% , 01/15/34 .................. 23 22,745
7.25% , 01/15/35 .................. 37 36,704
Caturus Energy LLC
(b)
8.50% , 02/15/30 .................. 140 145,883
7.13% , 05/15/31 .................. 116 114,768
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... 514 515,289
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 688 683,417
4.00% , 03/01/31 .................. 99 95,243
3.25% , 01/31/32 .................. 154 141,136
5.95% , 06/30/33 .................. 44 45,940
5.75% , 08/15/34 .................. 192 197,913
5.55% , 10/30/35 .................. 21 21,332
5.35% , 11/30/36
(b)
................. 115 114,411
Cheniere Energy, Inc.
4.63% , 10/15/28 .................. 372 371,108
5.65% , 04/15/34 .................. 294 301,720
Chord Energy Corp., 6.75%, 03/15/33
(b)
.... 32 32,474
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
28 26,690
CNX Resources Corp., 7.25%, 03/01/32
(b)
... 50 51,512
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
162 159,519
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 250 245,389
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 .................. 156 157,258
7.88% , 04/15/32 .................. 84 85,053
CVR Energy, Inc., 7.50%, 02/15/31
(b)
...... 31 30,852

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
. USD 32 $ 32,500
DCP Midstream Operating LP
8.13% , 08/16/30 .................. 6 6,745
3.25% , 02/15/32 .................. 47 42,854
Delek Logistics Partners LP
(b)
7.38% , 06/30/33 .................. 105 106,969
6.88% , 06/01/34 .................. 18 17,915
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 598 576,725
5.15% , 01/30/30 .................. 375 380,235
3.13% , 03/24/31 .................. 411 382,263
6.25% , 03/15/33 .................. 295 313,661
5.40% , 04/18/34 .................. 102 103,462
5.55% , 04/01/35 .................. 355 362,026
Enbridge, Inc.
6.00% , 11/15/28 .................. 100 103,056
2.50% , 08/01/33 .................. 263 224,288
Series 20-A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75% , 07/15/80
(a)
............... 335 336,992
Energy Transfer LP
5.50% , 06/01/27 .................. 73 73,479
5.55% , 02/15/28 .................. 422 427,616
5.25% , 04/15/29 .................. 100 101,335
3.75% , 05/15/30 .................. 397 382,310
5.60% , 09/01/34 .................. 77 78,584
5.70% , 04/01/35 .................. 340 348,954
EOG Resources, Inc., 4.38%, 04/15/30 .... 15 14,858
EQT Corp.
3.90% , 10/01/27 .................. 47 46,581
4.50% , 01/15/29 .................. 77 76,446
5.00% , 01/15/29 .................. 462 463,217
7.00% , 02/01/30
(c)
................. 374 398,020
4.75% , 01/15/31 .................. 751 743,950
3.63% , 05/15/31
(b)
................. 250 233,956
5.75% , 02/01/34 .................. 509 520,441
Expand Energy Corp.
5.38% , 02/01/29 .................. 1,254 1,254,084
5.38% , 03/15/30 .................. 1,689 1,695,124
Genesis Energy LP, 8.00%, 05/15/33 ...... 149 154,985
Global Partners LP, 7.13%, 07/01/33
(b)
..... 32 32,379
Harvest Midstream I LP
(b)
7.50% , 05/15/32 .................. 82 84,933
6.75% , 05/15/34 .................. 109 110,554
Hilcorp Energy I LP
(b)
6.00% , 04/15/30 .................. 169 166,040
8.38% , 11/01/33 .................. 52 54,146
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 .................. 32 33,143
6.63% , 01/15/34 .................. 68 68,581
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
..................... 30 29,797
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 152 150,219
Kinder Morgan, Inc.
4.30% , 03/01/28 .................. 100 99,583
5.10% , 08/01/29 .................. 255 258,220
5.40% , 02/01/34 .................. 61 62,177
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(b)
..................... 12 11,733
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 174 177,160
Matador Resources Co., 6.50%, 04/15/32
(b)
.. 110 110,601
MPLX LP, 5.30%, 04/01/36 ............ 323 318,382
NGL Energy Operating LLC, 8.38%, 02/15/32
(b)
223 232,147
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
.. 97 96,383
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc., 4.55%, 07/15/28 .......... USD 364 $ 363,436
Par Petroleum LLC, 7.38%, 06/01/34
(b)
..... 42 42,499
PBF Holding Co. LLC
(b)
7.88% , 09/15/30 .................. 37 37,704
7.25% , 06/01/34 .................. 14 13,860
Permian Resources Operating LLC, 6.25%,
02/01/33
(b)
..................... 480 490,189
Phillips 66, 3.90%, 03/15/28 ........... 211 208,603
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 39 40,510
SM Energy Co., 6.63%, 04/15/34
(b)
....... 115 113,197
Sunoco LP, 5.88%, 03/15/34
(b)
.......... 60 59,177
Tallgrass Energy Partners LP, 6.00%, 09/01/31
(b)
148 146,424
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 119 117,106
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
..................... 337 337,298
Transcontinental Gas Pipe Line Co. LLC, 3.25%,
05/15/30 ...................... 223 211,742
Valero Energy Corp., 4.35%, 06/01/28 ..... 103 102,682
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 51 54,894
6.38% , 12/15/34 .................. 226 222,104
6.63% , 06/15/36 .................. 177 174,465
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 190 194,400
6.50% , 01/15/34 .................. 347 361,568
6.75% , 01/15/36 .................. 51 54,075
Viper Energy Partners LLC, 4.90%, 08/01/30 . 1,805 1,799,005
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 136 139,477
Williams Cos., Inc. (The)
3.75% , 06/15/27 .................. 100 99,342
5.30% , 08/15/28 .................. 582 590,399
22,446,263
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
.. 108 106,833
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 79 71,551
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 49 51,817
United Airlines Pass-Through Trust, Series 2024-
1, Class A, 5.88%, 02/15/37 .......... 263 263,945
WestJet Airlines Ltd., 8.00%, 02/14/31
(b)
.... 37 37,140
531,286
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 37 35,339
Pharmaceuticals — 1.0%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
..... 800 810,269
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
89 92,383
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
. 418 425,658
Bayer US Finance LLC
(b)
6.13% , 11/21/26 .................. 652 655,355
6.25% , 01/21/29 .................. 870 898,352
Eli Lilly & Co.
4.38% , 05/20/31 .................. 1,662 1,649,208
4.65% , 05/20/33 .................. 390 387,857
4.70% , 02/09/34 .................. 571 567,007
Johnson & Johnson, 3.55%, 03/01/36 ..... 258 234,057
Merck & Co., Inc., 4.15%, 03/15/31 ....... 82 80,445
Novartis Capital Corp.
2.20% , 08/14/30 .................. 443 405,724
4.40% , 03/18/31 .................. 30 29,780
4.90% , 03/18/36 .................. 25 24,845
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28
(i)
................. 187 187,135
4.65% , 05/19/30 .................. 86 86,266

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.75% , 05/19/33 .................. USD 113 $ 111,914
Pfizer, Inc., 4.20%, 11/15/30 ........... 250 246,783
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31 ................. 1,203 1,356,984
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 ................. 565 578,249
8,828,271
Professional Services — 0.1%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 96 98,877
CACI International, Inc., 6.38%, 06/15/33 ... 118 119,678
CoreLogic, Inc., 4.50%, 05/01/28 ........ 237 231,506
Science Applications International Corp., 5.88%,
11/01/33 ...................... 80 78,791
528,852
Real Estate Management & Development — 0.0%
(b)
Anywhere Real Estate Group LLC
7.00% , 04/15/30 .................. 27 27,212
9.75% , 04/15/30 .................. 20 21,501
Five Point Operating Co. LP, 8.00%, 10/01/30 32 32,758
Howard Hughes Corp. (The), 5.88%, 03/01/32 121 119,966
201,437
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 .................. 381 378,204
4.90% , 02/15/29 .................. 91 91,269
5.50% , 07/15/34 .................. 115 116,385
AvalonBay Communities, Inc., 5.00%, 02/15/33 92 92,830
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 .................. 367 347,325
4.88% , 02/01/35 .................. 77 74,528
1,100,541
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 5.38%,
06/15/36 ...................... 155 154,684
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
50 49,433
Realty Income Corp.
3.65% , 01/15/28 .................. 136 134,338
3.25% , 01/15/31 .................. 96 90,278
2.85% , 12/15/32 .................. 69 61,365
Regency Centers LP, 4.13%, 03/15/28 ..... 486 482,886
972,984
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc., 4.00%, 01/15/31 .... 300 292,729
Broadcom, Inc.
4.00% , 04/15/29
(b)
................. 570 561,305
5.05% , 04/15/30 .................. 65 65,966
4.60% , 07/15/30 .................. 280 279,050
4.20% , 10/15/30 .................. 520 509,734
4.30% , 01/15/31 .................. 360 354,125
2.45% , 02/15/31 .................. 586 530,206
4.60% , 01/15/33 .................. 120 117,713
3.42% , 04/15/33 .................. 281 256,156
3.14% , 11/15/35
(b)
................. 469 398,397
4.80% , 02/15/36 .................. 135 131,010
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 .................. 409 421,976
5.50% , 01/25/31 .................. 1,025 1,047,876
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (m) (n)
11 12,661
Micron Technology, Inc., 2.70%, 04/15/32 ... 358 320,744
NVIDIA Corp., 2.85%, 04/01/30
(i)
........ 329 311,252
ON Semiconductor Corp.
(n)
0.50% , 03/01/29 .................. 42 50,610
0.00% , 05/01/31
(b) (m)
............... 9 8,946
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Qnity Electronics, Inc., 6.25%, 08/15/33
(b)
... USD 83 $ 84,447
QUALCOMM, Inc.
2.15% , 05/20/30 .................. 309 282,633
5.00% , 05/20/35 .................. 319 317,683
6,355,219
Software — 1.1%
AppLovin Corp.
5.13% , 12/01/29 .................. 999 1,007,290
5.50% , 12/01/34 .................. 421 424,806
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 296 283,812
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 15 14,426
4.88% , 07/01/29 .................. 32 28,637
Cloud Software Group LLC
(b)
6.50% , 03/31/29 .................. 291 282,352
9.00% , 09/30/29 .................. 306 297,013
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 67 64,766
Fair Isaac Corp., 6.00%, 05/15/33
(b)
....... 104 102,412
McAfee Corp., 7.38%, 02/15/30
(b)
........ 38 32,290
Oak-Eagle AcquireCo, Inc.
(b)
7.25% , 07/01/33 .................. 225 235,375
8.75% , 07/01/34 .................. 193 204,835
Oracle Corp.
3.25% , 11/15/27 .................. 390 382,218
2.30% , 03/25/28 .................. 678 648,879
4.80% , 08/03/28 .................. 100 99,793
4.20% , 09/27/29 .................. 100 97,266
4.45% , 09/26/30 .................. 440 424,761
4.95% , 02/04/31 .................. 2,343 2,293,871
2.88% , 03/25/31 .................. 449 401,139
4.80% , 09/26/32 .................. 182 173,175
5.70% , 02/04/36 .................. 589 570,420
Salesforce, Inc.
4.90% , 09/15/31 .................. 34 33,924
5.20% , 03/15/33 .................. 34 34,060
5.55% , 03/15/36 .................. 34 33,974
ServiceNow, Inc., 4.70%, 08/15/31 ....... 10 9,949
Stripe, Inc., (Acquired 09/26/25, cost $500,000),
5.04%, 09/26/30
(f) (l)
............... 500 494,134
Synopsys, Inc.
4.85% , 04/01/30 .................. 475 475,795
5.00% , 04/01/32 .................. 242 242,424
UKG, Inc., 6.88%, 02/01/31
(b)
........... 92 89,376
VMware LLC, 2.20%, 08/15/31 .......... 158 139,145
9,622,317
Specialized REITs — 0.3%
American Tower Corp.
3.65% , 03/15/27 .................. 22 21,877
5.50% , 03/15/28 .................. 525 532,423
5.20% , 02/15/29 .................. 81 82,060
2.30% , 09/15/31 .................. 32 28,233
Crown Castle, Inc.
4.80% , 09/01/28 .................. 6 6,017
5.60% , 06/01/29 .................. 87 88,937
4.90% , 09/01/29 .................. 42 42,148
3.30% , 07/01/30 .................. 21 19,788
2.50% , 07/15/31 .................. 84 74,635
5.10% , 05/01/33 .................. 33 32,727
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (n)
. 11 11,787
Equinix, Inc., 2.00%, 05/15/28 .......... 148 141,263
Extra Space Storage LP
5.70% , 04/01/28 .................. 671 682,675
4.95% , 01/15/33 .................. 55 54,439
5.40% , 02/01/34 .................. 30 30,321

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
Iron Mountain, Inc.
(b)
5.63% , 07/15/32 .................. USD 166 $ 164,079
6.25% , 01/15/33 .................. 56 56,587
6.25% , 01/15/35 .................. 163 163,635
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 .................. 132 133,789
6.25% , 09/15/32 .................. 177 178,540
Public Storage Operating Co., 1.85%, 05/01/28 187 178,539
2,724,499
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
. 70 71,774
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(b) (k)
................ 395 435,924
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
87 91,196
Home Depot, Inc. (The), 4.85%, 06/25/31 ... 480 485,926
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 112 109,046
Lowe's Cos., Inc.
4.00% , 10/15/28 .................. 136 134,303
4.25% , 03/15/31 .................. 321 314,491
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
. 72 71,316
Staples, Inc., 10.75%, 09/01/29
(b)
........ 24 22,895
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
..................... 506 513,029
2,249,900
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.20% , 05/12/30 .................. 100 99,766
4.75% , 05/12/35 .................. 282 283,001
Dell International LLC
5.00% , 04/01/30 .................. 153 154,294
4.75% , 10/06/32 .................. 65 64,232
Hewlett Packard Enterprise Co.
4.55% , 10/15/29 .................. 94 93,446
5.00% , 10/15/34 .................. 28 27,432
722,171
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(k)
....... 198 214,964
Crocs, Inc., 4.13%, 08/15/31 ........... 31 28,966
243,930
Tobacco — 0.7%
Altria Group, Inc.
4.88% , 02/04/28 .................. 192 192,945
4.50% , 08/06/30 .................. 620 615,265
2.45% , 02/04/32 .................. 704 619,374
BAT Capital Corp.
3.56% , 08/15/27 .................. 247 244,583
2.26% , 03/25/28 .................. 125 120,268
6.34% , 08/02/30 .................. 339 358,355
5.83% , 02/20/31 .................. 550 572,919
6.00% , 02/20/34 .................. 69 72,754
BAT International Finance plc, 5.93%, 02/02/29 168 173,158
Philip Morris International, Inc.
4.13% , 04/28/28 .................. 33 32,823
5.25% , 09/07/28 .................. 87 88,338
4.13% , 04/27/29 .................. 340 336,388
5.63% , 11/17/29 .................. 148 152,506
4.38% , 04/30/30 .................. 1,096 1,084,949
4.00% , 10/29/30 .................. 168 163,655
4.75% , 11/01/31 .................. 341 342,113
5.63% , 09/07/33 .................. 100 103,970
4.88% , 04/29/36 .................. 435 425,855
Security
Par (000)
Par (000) Value
Tobacco (continued)
Reynolds American, Inc., 5.70%, 08/15/35 ... USD 115 $ 118,488
5,818,706
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 .................. 398 395,836
4.80% , 10/24/30 .................. 1,088 1,077,299
EquipmentShare.com, Inc., 7.13%, 07/01/34
(b)
34 33,406
FTAI Aviation Investors LLC
(b)
7.00% , 05/01/31 .................. 202 209,221
7.00% , 06/15/32 .................. 188 194,158
5.88% , 04/15/33 .................. 128 127,875
GATX Corp., 5.40%, 03/15/27 .......... 50 50,282
Herc Holdings, Inc.
(b)
7.00% , 06/15/30 .................. 49 50,743
7.25% , 06/15/33 .................. 244 254,384
QXO Building Products, Inc.
(b)
6.50% , 07/15/31 .................. 120 122,301
6.75% , 04/30/32 .................. 246 254,014
6.88% , 07/15/34 .................. 145 148,853
Sumisho Air Lease Corp.
1.88% , 08/15/26 .................. 489 487,425
5.85% , 12/15/27 .................. 46 46,739
3.00% , 02/01/30 .................. 33 30,886
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 266 270,338
5.38% , 11/15/33 .................. 126 124,099
WESCO Distribution, Inc., 5.50%, 04/15/34
(b)
. 9 8,903
3,886,762
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(d) (f) (j)
. 28 7,674
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.63%, 04/22/29 .. 262 254,419
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
..................... 200 206,125
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 126 124,833
3.80% , 03/15/32 .................. 32 29,840
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. 186 178,724
4.80% , 07/15/28 .................. 297 298,167
3.88% , 04/15/30 .................. 40 38,759
2.55% , 02/15/31 .................. 13 11,795
2.25% , 11/15/31 .................. 146 128,151
2.70% , 03/15/32 .................. 24 21,330
6.70% , 12/15/33 .................. 91 99,439
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(b)
200 164,471
Vodafone Group plc, 4.80%, 06/18/31 ..... 35 34,752
1,590,805
Total Corporate Bonds — 30 .3%
(Cost: $ 267,505,724 ) .............................. 266,662,435
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(e)
Barclays Bank plc ( Safran SA ) ,
18.32% , 08/07/26 ................. EUR 1 212,725
BNP Paribas SA ( Rolls-Royce Holdings plc ) ,
28.73% , 08/14/26 ................. GBP 13 237,269
UBS AG ( Rolls-Royce Holdings plc ) ,
26.94% , 08/07/26 ................. 13 238,927
688,921

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(b)(e)
Barclays Bank plc ( Autoliv, Inc. ) , 7.30% , 08/14/26 EUR 1 $ 275,378
Citigroup, Inc. ( Autoliv, Inc. ) , 10.52% , 08/07/26 1 279,237
554,615
Automobiles — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Tesla, Inc. ) ,
18.03% , 07/14/26 ................. USD —
(p)
40,172
BMO Capital Markets Corp. ( Toyota Motor
Corp. ) , 16.35% , 07/29/26 ............ 1 180,905
Royal Bank of Canada ( Toyota Motor Corp. ) ,
16.84% , 07/22/26 ................. 1 180,844
Societe Generale SA ( Tesla, Inc. ) ,
19.64% , 07/06/26 ................. —
(p)
37,490
439,411
Banks — 0.5%
(b)(e)
Barclays Bank plc ( Mitsubishi UFJ Financial
Group, Inc. ) , 20.13% , 07/22/26 ........ 9 185,844
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
22.38% , 08/05/26 ................. 4 496,604
BMO Capital Markets Corp. (Sumitomo Mitsui
Financial Group, Inc.)
18.78% , 07/29/26 ................. 6 142,829
18.45% , 08/05/26 ................. 6 141,963
17.69% , 08/12/26 ................. 6 143,866
BNP Paribas SA ( Bank of America Corp. ) ,
18.72% , 07/14/26 ................. 3 159,935
BNP Paribas SA ( HSBC Holdings plc ) ,
15.70% , 07/15/26 ................. 4 335,756
BNP Paribas SA ( Mitsubishi UFJ Financial
Group, Inc. ) , 15.22% , 07/15/26 ........ 9 183,979
Canadian Imperial Bank of Commerce
( Mitsubishi UFJ Financial Group, Inc. ) ,
16.55% , 07/24/26
(a)
................ 9 182,174
JPMorgan Structured Products BV ( Bank of
America Corp. ) , 17.82% , 07/06/26 ...... 3 166,499
Nomura Holdings, Inc. ( HSBC Holdings plc ) ,
12.15% , 07/22/26 ................. 4 344,268
Royal Bank of Canada (Banco Santander SA)
15.72% , 07/15/26 ................. 23 299,669
18.39% , 07/29/26 ................. 23 309,266
Royal Bank of Canada ( HSBC Holdings plc ) ,
12.47% , 08/04/26 ................. 4 344,719
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 13.35% , 07/31/26 ........ 8 160,274
Societe Generale SA (Citigroup, Inc.)
13.86% , 07/01/26 ................. 3 468,282
19.58% , 08/19/26 ................. 4 514,057
4,579,984
Biotechnology — 0.0%
(b)(e)
HSBC Bank plc ( Vertex Pharmaceuticals, Inc. ) ,
12.96% , 07/14/26 ................. —
(p)
54,362
Societe Generale SA ( Vertex Pharmaceuticals,
Inc. ) , 15.94% , 07/21/26 .............. —
(p)
51,677
106,039
Broadline Retail — 0.2%
(b)(e)
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 17.73% , 07/21/26 .......... 2 435,881
Royal Bank of Canada ( Amazon.com, Inc. ) ,
14.66% , 07/28/26 ................. 2 445,432
Societe Generale SA ( Amazon.com, Inc. ) ,
21.44% , 08/11/26 ................. 2 450,337
1,331,650
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(b)(e)
Barclays Bank plc (Moelis & Co.)
19.55% , 08/07/26 ................. EUR —
(p)
$ 223,248
18.02% , 08/14/26 ................. —
(p)
217,246
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 19.42% , 07/29/26 .............. USD 1 103,672
BMO Capital Markets Corp. ( MSCI, Inc. ) ,
14.91% , 08/11/26 ................. —
(p)
158,038
BMO Capital Markets Corp. ( State Street Corp. ) ,
15.25% , 07/14/26 ................. 3 435,805
Mizuho Markets Cayman LP ( Raymond James
Financial, Inc. ) , 17.27% , 08/05/26 ....... 1 101,666
Mizuho Markets Cayman LP ( UBS Group AG ) ,
18.17% , 08/05/26 ................. 5 250,674
Morgan Stanley & Co. LLC ( MSCI, Inc. ) ,
17.32% , 07/28/26 ................. —
(p)
180,822
Royal Bank of Canada ( State Street Corp. ) ,
18.77% , 07/22/26 ................. 3 439,475
Societe Generale SA ( UBS Group AG ) ,
15.08% , 07/29/26 ................. 5 248,702
2,359,348
Chemicals — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
19.66% , 08/05/26 ................. —
(p)
132,416
BNP Paribas SA (Linde plc)
14.56% , 07/15/26 ................. 1 399,319
13.61% , 07/22/26 ................. 1 401,490
JPMorgan Structured Products BV ( Ecolab, Inc. ) ,
13.62% , 07/08/26 ................. —
(p)
86,570
1,019,795
Commercial Services & Supplies — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Cintas Corp. ) ,
22.14% , 08/12/26 ................. —
(p)
52,479
BMO Capital Markets Corp. ( Rollins, Inc. ) ,
12.82% , 07/08/26 ................. 6 263,952
Mizuho Markets Cayman LP ( Cintas Corp. ) ,
22.57% , 08/05/26 ................. —
(p)
53,812
Societe Generale SA ( Rollins, Inc. ) ,
19.17% , 07/24/26 ................. 7 297,613
667,856
Communications Equipment — 0.0%
(b)(e)
Barclays Bank plc (Arista Networks, Inc.)
26.03% , 07/22/26 ................. —
(p)
60,519
41.10% , 07/31/26 ................. —
(p)
71,694
BMO Capital Markets Corp. ( Cisco Systems,
Inc. ) , 24.06% , 08/11/26 .............. 1 132,320
Morgan Stanley & Co. LLC ( Cisco Systems,
Inc. ) , 28.43% , 08/04/26 .............. 1 133,438
397,971
Construction & Engineering — 0.0%
(b)(e)
BMO Capital Markets Corp. ( Quanta Services,
Inc. ) , 30.60% , 08/12/26 .............. —
(p)
85,113
Morgan Stanley & Co. LLC ( Quanta Services,
Inc. ) , 35.72% , 08/05/26 .............. —
(p)
83,253
168,366
Consumer Finance — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Capital One
Financial Corp. ) , 23.83% , 08/05/26 ...... 3 518,851
Societe Generale SA ( Capital One Financial
Corp. ) , 21.75% , 07/17/26 ............ 2 474,282
993,133

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.3%
(b)(e)
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 11.85% , 07/08/26 ............ USD 1 $ 487,088
BNP Paribas SA (Walmart, Inc.)
13.07% , 07/17/26 ................. 3 387,084
14.78% , 08/18/26 ................. 4 431,074
Nomura Holdings, Inc. ( Costco Wholesale
Corp. ) , 12.64% , 08/18/26 ............ —
(p)
434,526
Societe Generale SA ( Costco Wholesale Corp. ) ,
12.62% , 07/01/26 ................. 1 508,503
Societe Generale SA ( Walmart, Inc. ) ,
16.47% , 07/06/26 ................. 3 380,792
2,629,067
Containers & Packaging — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Packaging Corp. of
America ) , 30.52% , 08/05/26 .......... 1 125,445
BNP Paribas SA ( Packaging Corp. of America ) ,
22.17% , 08/12/26 ................. 1 124,563
Canadian Imperial Bank of Commerce ( Avery
Dennison Corp. ) , 18.72% , 08/18/26
(a)
.... 1 201,210
Morgan Stanley & Co. LLC ( Avery Dennison
Corp. ) , 20.07% , 07/22/26 ............ 1 178,174
Societe Generale SA ( Avery Dennison Corp. ) ,
19.19% , 07/01/26 ................. 1 180,547
809,939
Distributors — 0.0%
(b)(e)
Barclays Bank plc ( Genuine Parts Co. ) ,
23.06% , 07/28/26 ................. 1 95,958
BNP Paribas SA ( Genuine Parts Co. ) ,
26.16% , 07/21/26 ................. 1 94,151
190,109
Diversified Telecommunication Services — 0.1%
(b)(e)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 23.93% , 08/21/26 .............. 8 353,123
Societe Generale SA ( Verizon Communications,
Inc. ) , 32.35% , 07/29/26 .............. 8 343,232
696,355
Electric Utilities — 0.2%
(b)(e)
Barclays Bank plc ( Iberdrola SA ) ,
21.40% , 08/14/26 ................. EUR 9 222,122
BMO Capital Markets Corp. ( Duke Energy
Corp. ) , 11.30% , 07/24/26 ............ USD 4 514,459
BMO Capital Markets Corp. ( FirstEnergy Corp. ) ,
13.56% , 07/10/26 ................. 1 53,547
Nomura Holdings, Inc. ( Duke Energy Corp. ) ,
9.33% , 08/11/26 .................. 4 505,048
Royal Bank of Canada ( Iberdrola SA ) ,
23.56% , 08/07/26 ................. EUR 11 241,302
Societe Generale SA ( FirstEnergy Corp. ) ,
16.90% , 07/01/26 ................. USD 1 56,263
1,592,741
Electrical Equipment — 0.1%
(b)(e)
Barclays Bank plc ( ABB Ltd. ) , 15.93% , 08/07/26 CHF 3 277,157
Barclays Bank plc ( AMETEK, Inc. ) ,
16.75% , 07/24/26 ................. USD 1 182,143
BMO Capital Markets Corp. ( GE Vernova, Inc. ) ,
26.00% , 07/10/26 ................. —
(p)
120,594
BNP Paribas SA ( ABB Ltd. ) , 15.32% , 08/14/26 CHF 3 281,011
BNP Paribas SA ( AMETEK, Inc. ) ,
19.48% , 08/12/26 ................. USD 1 184,635
BNP Paribas SA ( GE Vernova, Inc. ) ,
28.21% , 07/17/26 ................. —
(p)
115,901
1,161,441
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
(b)(e)
Royal Bank of Canada ( Amphenol Corp. ) ,
25.79% , 07/06/26 ................. USD 1 $ 69,473
Royal Bank of Canada ( Corning, Inc. ) ,
44.19% , 07/22/26 ................. —
(p)
68,132
Societe Generale SA ( Amphenol Corp. ) ,
26.69% , 07/21/26 ................. —
(p)
70,042
Societe Generale SA ( Corning, Inc. ) ,
41.97% , 08/18/26 ................. —
(p)
68,613
276,260
Energy Equipment & Services — 0.1%
(b)(e)
Barclays Bank plc ( Baker Hughes Co. ) ,
26.24% , 08/04/26 ................. 8 446,170
BMO Capital Markets Corp. ( SLB Ltd. ) ,
22.37% , 07/14/26 ................. 3 153,752
BNP Paribas SA ( SLB Ltd. ) , 20.68% , 07/17/26 3 154,054
UBS AG ( Baker Hughes Co. ) , 21.50% , 08/12/26 8 457,455
1,211,431
Financial Services — 0.1%
(b)(e)
Barclays Bank plc (Berkshire Hathaway, Inc.)
6.64% , 08/04/26 .................. —
(p)
157,379
6.41% , 08/12/26 .................. —
(p)
157,111
BMO Capital Markets Corp. ( Mastercard, Inc. ) ,
12.06% , 07/10/26 ................. —
(p)
150,607
Nomura Holdings, Inc. (Mastercard, Inc.)
16.15% , 07/01/26 ................. —
(p)
156,512
15.89% , 08/19/26 ................. —
(p)
156,969
Nomura Holdings, Inc. (Visa, Inc.)
13.27% , 07/15/26 ................. 1 208,423
11.94% , 07/22/26 ................. 1 206,380
1,193,381
Food Products — 0.1%
(b)(e)
Barclays Bank plc ( Nestle SA ) , 10.75% , 08/14/26 CHF 4 408,138
Royal Bank of Canada ( Nestle SA ) ,
11.82% , 08/07/26 ................. 4 426,461
834,599
Ground Transportation — 0.0%
(b)(e)
BMO Capital Markets Corp. ( Uber Technologies,
Inc. ) , 20.84% , 07/24/26 .............. USD 1 54,883
BNP Paribas SA ( Uber Technologies, Inc. ) ,
26.39% , 07/31/26 ................. 1 57,853
112,736
Health Care Equipment & Supplies — 0.0%
(b)(e)
BMO Capital Markets Corp. ( GE HealthCare
Technologies, Inc. ) , 14.56% , 07/10/26 .... 1 56,353
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 20.18% , 07/17/26 .... 1 55,597
111,950
Health Care Providers & Services — 0.4%
(b)(e)
Barclays Bank plc (Cardinal Health, Inc.)
14.16% , 07/08/26 ................. 1 155,334
15.60% , 07/24/26 ................. 1 158,672
BMO Capital Markets Corp. (Cencora, Inc.)
15.47% , 07/08/26 ................. 1 345,684
18.11% , 08/04/26 ................. 2 498,753
BMO Capital Markets Corp. ( HCA Healthcare,
Inc. ) , 15.20% , 07/08/26 .............. 1 298,594
BMO Capital Markets Corp. ( McKesson Corp. ) ,
13.58% , 07/10/26 ................. —
(p)
292,338
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 16.32% , 07/10/26 ....... 1 157,288
Morgan Stanley & Co. LLC ( Universal Health
Services, Inc. ) , 19.75% , 07/28/26 ....... 1 156,150

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Nomura Holdings, Inc. ( HCA Healthcare, Inc. ) ,
17.40% , 07/15/26 ................. USD 1 $ 289,171
Nomura Holdings, Inc. ( McKesson Corp. ) ,
17.10% , 07/06/26 ................. —
(p)
296,535
Nomura Holdings, Inc. ( UnitedHealth Group,
Inc. ) , 21.53% , 07/15/26 .............. 1 441,835
3,090,354
Hotels, Restaurants & Leisure — 0.0%
(b)(e)
BMO Capital Markets Corp. ( Domino's Pizza,
Inc. ) , 25.78% , 08/04/26 .............. —
(p)
98,866
Morgan Stanley & Co. LLC ( Domino's Pizza,
Inc. ) , 25.56% , 07/28/26 .............. —
(p)
99,438
198,304
Household Products — 0.1%
Citigroup, Inc. (Energizer Holdings, Inc.)
(b)(e)
22.66% , 08/07/26 ................. EUR 1 226,303
26.98% , 08/14/26 ................. 1 216,303
442,606
Industrial Conglomerates — 0.1%
(b)(e)
BNP Paribas SA ( Siemens AG ) ,
16.06% , 08/14/26 ................. 1 386,476
UBS AG ( Siemens AG ) , 13.77% , 08/07/26 ... 1 395,555
782,031
Insurance — 0.1%
BMO Capital Markets Corp. (Hartford Insurance
Group, Inc. (The))
(b)(e)
12.77% , 07/08/26 ................. USD 3 372,898
11.39% , 08/11/26 .................. 4 473,436
846,334
Interactive Media & Services — 0.5%
(b)(e)
Barclays Bank plc ( Meta Platforms, Inc. ) ,
20.78% , 08/18/26 ................. 1 476,747
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
17.42% , 07/08/26 ................. 2 694,885
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 15.96% , 07/14/26 .............. 1 438,910
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
16.02% , 08/04/26 ................. 2 725,910
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.36% , 08/11/26 ................. 2 728,543
Societe Generale SA (Alphabet, Inc.)
16.69% , 07/01/26 ................. 2 699,814
18.28% , 08/19/26 ................. 2 700,934
4,465,743
IT Services — 0.0%
(b)(e)
BMO Capital Markets Corp. ( Accenture plc ) ,
18.21% , 07/08/26 ................. —
(p)
27,657
Canadian Imperial Bank of Commerce
( International Business Machines Corp. ) ,
28.35% , 08/19/26
(a)
................ —
(p)
78,504
Citigroup, Inc. ( International Business Machines
Corp. ) , 29.54% , 08/11/26 ............ —
(p)
78,972
Morgan Stanley & Co. LLC ( Accenture plc ) ,
22.36% , 07/21/26 ................. —
(p)
28,290
Nomura Holdings, Inc. ( International Business
Machines Corp. ) , 20.83% , 07/01/26 ..... —
(p)
81,919
295,342
Machinery — 0.2%
(b)(e)
BMO Capital Markets Corp. ( Nordson Corp. ) ,
19.14% , 07/10/26 ................. 1 222,735
Royal Bank of Canada (Otis Worldwide Corp.)
14.69% , 07/01/26 ................. 3 240,861
16.37% , 07/10/26 ................. 3 243,876
Security
Par (000)
Par (000) Value
Machinery (continued)
Societe Generale SA (Nordson Corp.)
18.16% , 07/06/26 ................. USD 1 $ 306,517
17.17% , 07/21/26 ................. 1 299,354
Societe Generale SA ( Otis Worldwide Corp. ) ,
20.31% , 08/19/26 ................. 6 423,446
1,736,789
Media — 0.1%
(b)(e)
Barclays Bank plc ( Charter Communications,
Inc. ) , 39.50% , 07/28/26 .............. 1 87,031
BMO Capital Markets Corp. ( Omnicom Group,
Inc. ) , 21.80% , 07/14/26 .............. 2 171,880
BNP Paribas SA ( Charter Communications, Inc. ) ,
31.42% , 07/21/26 ................. 1 89,613
Societe Generale SA ( Omnicom Group, Inc. ) ,
23.26% , 07/06/26 ................. 2 175,725
524,249
Metals & Mining — 0.1%
(b)(e)
Canadian Imperial Bank of Commerce ( BHP
Group Ltd. ) , 19.85% , 07/15/26 ......... 4 359,572
JPMorgan Structured Products BV ( BHP Group
Ltd. ) , 19.57% , 07/29/26 ............. 4 363,796
723,368
Multi-Utilities — 0.0%
UBS AG ( DTE Energy Co. ) , 10.38% , 08/07/26
(b) (e)
EUR 6 170,151
Oil, Gas & Consumable Fuels — 0.2%
(b)(e)
BNP Paribas SA ( TotalEnergies SE ) ,
19.39% , 08/14/26 ................. 3 242,842
Canadian Imperial Bank of Commerce ( Shell
plc ) , 19.70% , 07/17/26 .............. USD 5 378,695
Nomura Holdings, Inc. ( Exxon Mobil Corp. ) ,
18.60% , 07/15/26 ................. 2 267,300
Nomura Holdings, Inc. ( Shell plc ) ,
12.26% , 07/24/26 ................. 5 373,049
Royal Bank of Canada ( TotalEnergies SE ) ,
19.42% , 08/07/26 ................. EUR 3 264,267
Societe Generale SA ( Exxon Mobil Corp. ) ,
22.37% , 07/06/26 ................. USD 2 276,433
UBS AG ( Suncor Energy, Inc. ) , 16.34% , 08/07/26 EUR 1 295,249
2,097,835
Personal Care Products — 0.0%
Royal Bank of Canada (Unilever plc)
(b)(e)
12.22% , 07/17/26 ................. USD 4 212,158
11.62% , 07/24/26 ................. 4 210,318
422,476
Pharmaceuticals — 0.3%
(b)(e)
BMO Capital Markets Corp. ( Novo Nordisk A/S ) ,
30.25% , 07/29/29 ................. 5 230,182
BNP Paribas SA ( Novartis AG ) , 9.98% , 07/15/26 3 479,972
Morgan Stanley & Co. LLC ( AstraZeneca plc ) ,
14.37% , 07/14/26 ................. 3 474,513
Morgan Stanley & Co. LLC ( Novo Nordisk A/S ) ,
20.87% , 08/05/26 ................. 5 235,822
Nomura Holdings, Inc. ( AstraZeneca plc ) ,
14.03% , 07/22/26 ................. 3 476,855
Nomura Holdings, Inc. ( Novartis AG ) ,
12.24% , 08/04/26 ................. 3 477,453
2,374,797
Residential REITs — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Essex Property
Trust, Inc. ) , 22.73% , 07/28/26 ......... 1 429,953
Citigroup, Inc. ( Essex Property Trust, Inc. ) ,
18.52% , 08/11/26 ................. 1 282,375

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Royal Bank of Canada ( Essex Property Trust,
Inc. ) , 19.64% , 07/08/26 .............. USD 1 $ 166,331
878,659
Semiconductors & Semiconductor Equipment — 1.2%
(b)(e)
Barclays Bank plc ( Advanced Micro Devices,
Inc. ) , 37.55% , 07/08/26 .............. 1 312,620
Barclays Bank plc ( Analog Devices, Inc. ) ,
29.55% , 08/12/26 ................. —
(p)
72,628
Barclays Bank plc ( Broadcom, Inc. ) ,
24.14% , 07/17/26 ................. 1 451,819
Barclays Bank plc ( Intel Corp. ) ,
48.42% , 08/18/26 ................. 2 234,908
Barclays Bank plc ( KLA Corp. ) ,
29.22% , 08/04/26 ................. —
(p)
123,781
Barclays Bank plc ( Lam Research Corp. ) ,
33.19% , 07/10/26 ................. 1 167,250
Barclays Bank plc ( NVIDIA Corp. ) ,
18.93% , 07/15/26 ................. 4 854,040
Barclays Bank plc ( QUALCOMM, Inc. ) ,
39.72% , 07/28/26 ................. —
(p)
83,057
Barclays Bank plc ( Texas Instruments, Inc. ) ,
37.71% , 08/12/26 ................. —
(p)
99,604
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
29.62% , 08/04/26 ................. 1 494,889
BMO Capital Markets Corp. ( Micron Technology,
Inc. ) , 53.94% , 07/10/26 .............. —
(p)
393,869
BMO Capital Markets Corp. ( Texas Instruments,
Inc. ) , 27.58% , 07/24/26 .............. —
(p)
108,079
BNP Paribas SA (ASML Holding NV)
22.73% , 07/14/26 ................. —
(p)
527,585
27.48% , 07/21/26 ................. —
(p)
558,990
BNP Paribas SA ( Micron Technology, Inc. ) ,
42.20% , 07/17/26 ................. —
(p)
401,799
BNP Paribas SA ( NVIDIA Corp. ) ,
20.15% , 07/29/26 ................. 4 883,325
JPMorgan Structured Products BV ( Advanced
Micro Devices, Inc. ) , 31.11% , 07/29/26 ... 1 337,982
JPMorgan Structured Products BV ( Applied
Materials, Inc. ) , 30.11% , 07/06/26 ....... —
(p)
153,111
JPMorgan Structured Products BV ( Broadcom,
Inc. ) , 26.50% , 07/10/26 .............. 1 449,978
JPMorgan Structured Products BV ( Intel Corp. ) ,
43.10% , 07/14/26 ................. 2 229,422
Morgan Stanley & Co. LLC ( Analog Devices,
Inc. ) , 31.53% , 07/29/26 .............. —
(p)
72,409
Morgan Stanley & Co. LLC ( Applied Materials,
Inc. ) , 30.61% , 07/17/26 .............. —
(p)
147,367
Morgan Stanley & Co. LLC ( KLA Corp. ) ,
28.51% , 07/24/26 ................. —
(p)
112,745
Morgan Stanley & Co. LLC ( Lam Research
Corp. ) , 33.35% , 07/21/26 ............ —
(p)
167,921
Royal Bank of Canada (ASML Holding NV)
25.75% , 07/28/26 ................. —
(p)
602,282
23.21% , 08/04/26 ................. —
(p)
552,674
Royal Bank of Canada ( NVIDIA Corp. ) ,
18.78% , 07/22/26 ................. 4 895,223
Societe Generale SA ( NVIDIA Corp. ) ,
21.97% , 08/05/26 ................. 4 887,440
10,376,797
Software — 0.5%
(b)(e)
Barclays Bank plc ( Intuit, Inc. ) , 24.54% , 08/18/26 —
(p)
33,996
Barclays Bank plc ( Microsoft Corp. ) ,
13.95% , 07/14/26 ................. 1 507,241
Barclays Bank plc ( Palantir Technologies, Inc. ) ,
26.62% , 07/14/26 ................. 1 87,781
Security
Par (000)
Par (000) Value
Software (continued)
Barclays Bank plc ( Roper Technologies, Inc. ) ,
10.74% , 08/14/26 ................. CHF 1 $ 424,301
Barclays Bank plc ( Salesforce, Inc. ) ,
21.56% , 08/18/26 ................. USD —
(p)
50,509
BMO Capital Markets Corp. ( Microsoft Corp. ) ,
20.39% , 08/11/26 ................. 1 501,629
BNP Paribas SA ( Microsoft Corp. ) ,
16.60% , 07/21/26 ................. 1 502,596
BNP Paribas SA ( Palantir Technologies, Inc. ) ,
26.69% , 07/21/26 ................. 1 90,082
Citigroup, Inc. ( Palo Alto Networks, Inc. ) ,
26.92% , 08/11/26 ................. —
(p)
60,211
JPMorgan Structured Products BV ( Crowdstrike
Holdings, Inc. ) , 32.47% , 07/21/26 ....... —
(p)
61,959
JPMorgan Structured Products BV ( ServiceNow,
Inc. ) , 24.99% , 08/11/26 .............. —
(p)
29,442
Mizuho Markets Cayman LP ( AppLovin Corp. ) ,
24.42% , 07/29/26 ................. —
(p)
40,851
Mizuho Markets Cayman LP ( Synopsys, Inc. ) ,
24.99% , 08/05/26 ................. —
(p)
33,742
Morgan Stanley & Co. LLC ( Adobe, Inc. ) ,
19.28% , 07/28/26 ................. —
(p)
29,292
Morgan Stanley & Co. LLC ( AppLovin Corp. ) ,
40.01% , 07/22/26 ................. —
(p)
47,155
Morgan Stanley & Co. LLC ( Crowdstrike
Holdings, Inc. ) , 34.44% , 07/28/26 ....... —
(p)
62,071
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 19.57% , 07/01/26 .............. —
(p)
57,931
Morgan Stanley & Co. LLC (SAP SE)
21.04% , 07/17/26 ................. 2 266,701
22.35% , 07/31/26 ................. 2 256,537
Morgan Stanley & Co. LLC ( ServiceNow, Inc. ) ,
20.23% , 07/24/26 ................. —
(p)
33,081
Nomura Holdings, Inc. (Intuit, Inc.)
24.99% , 08/11/26 ................. —
(p)
34,424
16.44% , 08/25/26 ................. —
(p)
36,817
Nomura Holdings, Inc. ( Synopsys, Inc. ) ,
23.51% , 08/12/26 ................. —
(p)
32,720
Royal Bank of Canada ( Adobe, Inc. ) ,
19.23% , 07/15/26 ................. —
(p)
31,483
Royal Bank of Canada ( Microsoft Corp. ) ,
16.62% , 07/28/26 ................. 1 508,851
Royal Bank of Canada ( Roper Technologies,
Inc. ) , 10.68% , 08/07/26 .............. CHF 1 466,633
Royal Bank of Canada ( Salesforce, Inc. ) ,
23.82% , 07/24/26 ................. USD —
(p)
51,224
Societe Generale SA ( Oracle Corp. ) ,
35.04% , 07/06/26 ................. 1 87,531
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
33.22% , 08/19/26 ................. —
(p)
61,989
4,488,780
Specialty Retail — 0.3%
(b)(e)
Barclays Bank plc ( Home Depot, Inc. (The) ) ,
14.94% , 08/18/26 ................. 2 628,576
JPMorgan Structured Products BV ( O'Reilly
Automotive, Inc. ) , 13.66% , 07/06/26 ..... 5 426,381
Morgan Stanley & Co. LLC ( AutoZone, Inc. ) ,
21.22% , 08/12/26 ................. —
(p)
236,649
Societe Generale SA ( AutoZone, Inc. ) ,
23.43% , 07/24/26 ................. —
(p)
249,639
Societe Generale SA ( Home Depot, Inc. (The) ) ,
21.90% , 07/06/26 ................. 2 526,737
UBS AG ( O'Reilly Automotive, Inc. ) ,
15.20% , 08/18/26 ................. 5 419,321
2,487,303

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.4%
(b)(e)
Barclays Bank plc ( Apple, Inc. ) ,
15.38% , 07/08/26 ................. USD 3 $ 779,094
Barclays Bank plc ( Western Digital Corp. ) ,
52.21% , 08/18/26 ................. —
(p)
72,132
Citigroup, Inc. ( Western Digital Corp. ) ,
48.10% , 07/01/26 ................. —
(p)
68,874
JPMorgan Structured Products BV ( Seagate
Technology Holdings plc ) , 39.72% , 07/24/26 —
(p)
78,689
Royal Bank of Canada ( Apple, Inc. ) ,
15.12% , 08/12/26 ................. 2 698,789
Royal Bank of Canada ( Seagate Technology
Holdings plc ) , 39.58% , 07/17/26 ........ —
(p)
74,484
Societe Generale SA (Apple, Inc.)
12.69% , 07/01/26 ................. 3 764,282
14.26% , 08/19/26 ................. 2 698,152
Societe Generale SA ( Seagate Technology
Holdings plc ) , 48.63% , 08/04/26 ........ —
(p)
396,953
Societe Generale SA ( Western Digital Corp. ) ,
46.64% , 08/25/26 ................. —
(p)
65,054
3,696,503
Trading Companies & Distributors — 0.1%
(b)(e)
Royal Bank of Canada ( Fastenal Co. ) ,
13.81% , 07/08/26 ................. 8 377,726
Societe Generale SA (Fastenal Co.)
14.30% , 07/01/26 ................. 8 384,486
21.88% , 08/19/26 ................. 8 378,394
1,140,606
Total Equity-Linked Notes — 7 .4%
(Cost: $ 66,015,965 ) ............................... 65,366,125
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 92 85,790
IT Services — 0.0%
Indigo, Delayed Draw 1st Lien Term Loan , 5.83%
- 6.10%
,
03/18/32
(f)
................ 98 98,335
Professional Services — 0.0%
Ingenovis Health, Inc., 1st Lien Term Loan ,
8.91%
,
05/27/32 .................. 22 15,141
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 .................. 189 179,267
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 398,017 ) ................................. 378,533
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............ 176 176,771
Atlas CC Acquisition Corp., 1st Lien Term
Loan , (Prime at 0.75% Floor + 3.25%; 1-mo.
CME Term SOFR at 0.75% Floor + 4.50% +
0.00%), 8.43% 05/25/29 ............. 424 28,967
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (Prime at 0.75% Floor + 3.25%; 3-mo.
CME Term SOFR at 0.75% Floor + 1.25% +
0.00%), 5.18% 05/25/29 ............. 59 3,677
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
10/31/30 ............ USD 136 $ 135,991
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 .. 140 140,602
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/31/31 ............ 210 210,796
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/31/31 ............ 81 80,722
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
02/26/32 .................. 75 74,605
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 .................. 169 152,051
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
12/01/32 ............ 105 105,039
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/06/28 ....... 50 50,499
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/28/31 .................. 437 437,470
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
01/19/32 .................. 148 148,365
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/14/33 .................. 148 147,976
1,893,531
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.38%
,
01/03/33 ............ 165 164,280
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14% , 05/06/30 .......... 265 265,116
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14% , 01/28/32 .......... 284 283,575
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.41%
,
01/30/32 ....... 94 94,291
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
06/04/31 .................. 143 143,051
Gates Global LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
11/16/29 ............. 58 58,022
RealTruck Group, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.65%
,
01/31/31 ............ 34 21,188
RealTruck Group, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.90%
,
01/31/31 ............ 80 49,856
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
11/17/28 ............. 175 174,125
1,253,504

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
01/22/31 ....... USD 98 $ 98,132
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
07/02/31 ............ 195 192,741
290,873
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 .......... 48 32,028
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 .......... 144 145,511
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 .......... 108 31,105
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.63%
,
07/09/32 .................. 83 82,346
290,990
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
04/27/33 ............ 143 142,929
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.14%
,
12/12/31 ....... 220 219,656
362,585
Broadline Retail — 0.1%
(a)
Boots Group Bidco Ltd. (The), 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.92%
,
08/30/32 ....... 252 252,364
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.39%
,
03/15/30 ............ 163 164,010
416,374
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
05/14/29 .................. 16 15,924
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.64%
,
09/08/32 .................. 288 288,099
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.89%
,
07/08/30 ............ 102 89,344
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.64%
,
10/27/32 .................. 169 159,907
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.87% - 5.88%
,
02/02/33
(f)
...... 38 37,598
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
08/05/31 .................. 301 271,199
862,071
Security
Par (000)
Par (000) Value
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 .................. USD 107 $ 107,158
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 0.00%), 6.62% - 6.73%
,
02/18/31 ..... 180 173,932
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.62%
,
08/09/30 ............ 74 74,185
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
11/25/32 ....... 115 111,893
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 .................. 203 203,248
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
11/25/31 ............. 131 126,710
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
10/29/32 ............ 180 179,898
Citadel Securities LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
06/10/33 .................. 324 323,452
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.26%
,
09/01/28 ............ 39 36,785
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
09/15/31 ....... 324 315,285
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
09/05/31 ....... 84 83,745
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
03/18/30 ............ 348 345,379
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............ 419 414,676
Jump Financial LLC, 1st Lien Term Loan B ,
02/26/32
(f) (q)
...................... 20 19,975
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(q)
...................... 68 67,859
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
07/30/32 ............ 178 175,464
2,759,644
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
11/24/27 ....... 63 57,591
BASF Coatings, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
04/06/33 .................. 160 160,440
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/15/32 ............ 180 179,379
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.39%
,
11/01/30 .................. 116 115,632

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
10/04/29 ............ USD 216 $ 215,217
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
06/12/31 ....... 125 125,130
Element Solutions, Inc., 1st Lien Term Loan
B3 , (1-mo. CME Term SOFR at 0.00%
Floor/0.75% Cap + 1.75%), 5.39%
,
12/18/30 116 116,353
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
03/29/32 .................. 138 137,440
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
02/15/30 .................. 202 201,601
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
07/03/28 ............ 218 205,810
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
11/26/31
(f)
............ 138 137,528
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
11/03/32 ....... 270 269,871
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
04/08/31 . 114 72,676
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
10/09/31 ............ 86 86,074
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
10/29/32 ....... 227 228,283
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............ 108 107,316
Stonepeak Motion Finco LLC, 1st Lien Term
Loan B , 06/24/33
(q)
................. 48 47,940
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
08/19/32 ............ 218 216,637
2,680,918
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
10/24/30 ....... 98 97,017
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
08/20/32 ............ 437 436,823
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.41%
,
11/17/31 .................. 84 84,043
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
06/24/30 ............ 173 173,169
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.36%
,
05/30/33 ............ 69 68,877
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
04/01/32 ....... 135 131,079
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.12%
,
10/11/32 .................. USD 127 $ 127,678
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.39%
,
06/02/31 ....... 193 183,284
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
10/17/30 ....... 72 72,408
LABL, Inc., 1st Lien Term Loan , (12-mo. CME
Term SOFR + 6.75%), 10.17%
,
12/02/26 .. 5 5,066
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/11/32 .................. 230 229,862
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.62%
,
10/15/30 .. 33 32,605
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.37%
,
03/08/32 .. 151 148,608
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
01/15/31 ............ 67 66,721
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
11/30/28 ............. 134 134,078
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
02/15/29 .. 46 39,556
2,030,874
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
04/25/33 ............ 212 211,429
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ....... 200 156,042
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
11/03/31 ............. 137 137,227
Dycom Industries, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............ 130 130,040
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 5.64%
,
12/16/31 ............ 236 234,946
869,684
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
01/31/31 .................. 173 173,418
Knife River Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/08/32 .................. 20 20,013
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 .................. 127 127,159
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.64%
,
03/08/29 .................. 64 55,267

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
03/19/29 ............ USD 221 $ 221,176
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
02/10/32 ............ 134 134,009
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
09/22/28 ............ 43 42,886
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.89%
,
10/19/29 .. 324 323,072
1,097,000
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
12/29/32 ............ 179 176,172
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 .................. 253 253,633
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
10/03/31 .................. 88 87,961
517,766
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.11%
,
11/29/30 ....... 238 237,854
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.82% , 04/13/29 .......... 35 34,340
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89% , 04/01/32 .......... 182 174,292
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
01/31/33 ............ 364 361,629
Graham Packaging Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
01/26/33 ....... 177 176,612
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.12%
,
04/15/30 .. 180 177,300
Multi-Color Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.38%),
6.02%
,
05/11/33 .................. 158 134,906
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.39%
,
02/01/29 .................. 134 134,238
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.66% - 7.67%
,
03/07/33 . 174 170,636
Reynolds Consumer Products LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
03/04/32 ....... 52 51,679
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.14%
,
09/15/32 .. 115 114,585
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............ 112 107,034
1,875,105
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.1%
(a)
Rosen International SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/26/31 ............ USD 210 $ 209,297
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
01/30/31 .................. 177 177,161
386,458
Diversified Telecommunication Services — 0.1%
(a)
Level 3 Financing, Inc., 1st Lien Term Loan B5 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
03/29/32 ............ 364 363,887
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26% 09/25/29 ................... 233 209,244
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 .. 80 78,843
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.99%
,
01/31/29 ....... 44 42,066
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% 03/11/30 ............. 212 211,923
905,963
Electric Utilities — 0.1%
(a)
Alpha Generation LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
09/30/31 ............ 110 108,703
NRG Energy, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42% , 04/16/31 .......... 288 287,158
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39% , 04/28/33 .......... 29 28,870
Pathfinder Power LLC, 1st Lien Term Loan B ,
06/22/33
(q)
...................... 80 79,800
504,531
Electronic Equipment, Instruments & Components — 0.1%
(a)
Belden, Inc., 1st Lien Term Loan , 06/10/33
(f) (q)
. 115 115,000
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/20/31
(f)
................. 173 172,201
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
07/02/29 .................. 161 160,217
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
10/28/32 .................. 93 92,826
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.36%
,
10/27/32
(f)
................. 172 172,475
712,719
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.43%
,
02/26/32 .................. 158 157,510
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
10/01/32 ............ 68 67,958
225,468

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
07/22/30 ............ USD 113 $ 112,535
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
10/01/31 ............ 210 210,308
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/30/31 ............ 288 288,008
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
03/24/32 ............ 291 291,128
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
10/21/32 ....... 177 176,888
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
11/13/29 ............. 165 140,293
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(q)
.................... 360 360,774
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B7 , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
11/21/31 ....... 352 350,332
1,930,266
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
12/21/28 ....... 180 180,000
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.63%
,
05/21/31 ............ 200 200,475
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/27/32 ............ 190 179,859
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
05/16/33 .................. 286 285,198
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
05/19/31 .................. 291 289,992
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
09/13/32 ....... 175 174,625
ITT Holdings LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.98%),
5.62%
,
10/11/30 .................. 30 29,941
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.50%
,
06/06/31 .................. 80 66,610
Nexus Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.12% , 07/31/31 .......... 10 9,621
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.62% , 07/31/31 .......... 90 86,680
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
10/08/32 .................. 120 119,674
Sotera Health Holdings LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
05/30/31 ............ 188 188,103
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/16/31 ............ 26 25,751
Security
Par (000)
Par (000) Value
Financial Services (continued)
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
04/03/28 .................. USD 54 $ 54,057
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
03/05/32 .................. 99 98,333
1,988,919
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.89%
,
10/28/32 .................. 292 291,952
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ....... 208 206,043
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
09/30/32 ............ 169 167,306
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.12%
,
03/29/30 ............ 12 11,976
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.89%
,
02/11/33 ............. 120 120,232
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.74%
,
12/31/29 .................. 12 2,179
799,688
Gas Utilities — 0.1%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
12/05/30 ............ 80 80,298
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
04/01/32 ....... 96 96,477
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.13%
,
03/11/33 ............. 63 63,033
Traverse Midstream Partners LLC, 1st Lien Term
Loan B , 04/20/33
(q)
................. 35 34,956
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
04/11/33 ....... 94 94,170
368,934
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
04/10/31 ............ 350 348,703
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 101 71,231
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 20 14,130
Pods LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.13%
,
05/14/31 .................. 70 68,001
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
3.00%), 6.64%
,
08/20/29 ............ 32 12,772
514,837

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.39%
,
01/15/31 ............ USD 291 $ 291,725
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
04/07/33 .................. 513 501,565
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.62%
,
08/20/32 .................. 75 73,620
866,910
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
09/20/32 ............ 31 31,324
Charlotte Buyer, Inc., 1st Lien Term Loan B ,
06/11/31
(q)
...................... 60 59,893
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.91%
,
11/08/32 ............. 145 145,281
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
07/28/31 ....... 109 109,553
DaVita, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
05/09/31 .................. 57 56,884
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
02/07/33 ............ 121 120,998
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 6.75%
,
11/30/28
(d) (j)
........... 7 1,204
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............ 198 194,555
McKesson Medical-Surgical Top Holdings,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
06/09/32 .................. 68 67,943
Medical Solutions Holdings, Inc., 1st Lien Term
Loan A1 , 11/01/30
(q)
................ 6 4,471
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.50%),
5.14%
,
05/30/33 .................. 438 434,603
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
09/22/32 ............ 145 144,941
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
11/19/31 ....... 92 90,509
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/19/30 ....... 129 129,335
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............ 79 79,202
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
08/01/31 .................. 62 61,544
1,732,240
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.39%
,
02/15/29 ............ USD 171 $ 170,513
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.37%
,
05/01/31 .................. 200 182,871
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.83%
,
10/01/27 ............ 73 72,167
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
11/03/31 ....... 72 71,595
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 .................. 156 134,800
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/22/29
(f)
............ 115 114,567
746,513
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.25% , 03/11/30 ........... 36 34,961
(1-mo. CME Term SOFR at 1.00% Floor +
7.50%), 11.25% , 03/11/30 .......... 34 32,795
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
05/31/30 ............ 182 182,039
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/30 ............ 159 153,844
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/31 ............ 246 235,483
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.11%
,
12/02/31 ............. 78 78,068
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.37%
,
03/04/32 ............ 159 158,251
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
07/30/32 ....... 61 60,439
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89%
,
01/29/29 ............ 299 298,248
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48% , 12/02/30 .......... 236 233,125
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73% , 06/04/32 .......... 110 109,846
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.74%
,
03/10/31 .................. 12 11,109
Gaia Purchaser, Inc., 1st Lien Term Loan B ,
06/23/33
(f) (q)
...................... 75 74,906
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
11/01/29 ....... 144 141,455
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
05/27/32 ....... 172 172,512

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.11%
,
12/16/30 .................. USD 129 $ 129,240
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.64%
,
04/16/29 ....... 180 180,441
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.98%
,
08/01/30 ............ 84 79,862
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.64%
,
05/30/33 ............ 56 55,645
Pioneer OpCo, LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.88%
,
05/16/33 ............ 130 130,395
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
04/04/29 ....... 149 147,100
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.64%
,
12/04/31 .. 127 125,816
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
05/01/31 ....... 69 68,313
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
03/14/31 ............ 114 113,983
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
12/30/32 .................. 137 133,924
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
07/01/32 ............ 89 89,238
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.14%
,
08/03/28 .................. 137 136,423
3,367,461
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
09/26/31 .................. 87 86,810
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.76%
,
10/24/31 ............ 89 89,546
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.12%
,
12/19/29 ............ 30 29,302
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.12%
,
12/19/29 ....... 39 39,069
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.44%
,
10/01/32 ....... 126 124,002
368,729
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
12/30/32
(a)
. 155 152,873
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 2.00%), 5.67%
,
12/15/27 ....... USD 165 $ 164,673
Talen Energy Supply LLC, 1st Lien Term Loan B
, 12/15/31
(q)
..................... 60 59,657
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64% , 11/25/32 ........... 255 253,126
477,456
Industrial Conglomerates — 0.2%
(a)
ACI Rover Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
06/09/33 ............ 91 90,750
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
09/13/32 ............ 113 113,876
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............ 352 351,717
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
03/04/33 ............ 36 36,017
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.62%
,
12/02/31 .. 117 117,350
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
10/01/32 ............ 157 156,812
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............ 181 180,559
Resilience Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 5.92%
,
02/28/33 ............ 224 223,462
Sword Purchaser LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
04/11/33 ............. 240 233,738
1,504,281
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.12%
,
09/19/31 ....... 510 502,296
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.73%
,
01/30/32 .................. 326 318,014
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/29/31 ....... 121 118,775
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
05/06/31 ............ 255 248,712
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............ 331 330,424
Hyperion Refinance SARL, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.37% , 04/18/30 .......... 30 28,152
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.39% , 02/17/31 .......... 238 222,985
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 . 180 172,160

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
07/02/31 ............ USD 82 $ 79,568
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
09/15/31 ............ 121 120,842
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 .................. 182 180,795
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 .................. 148 147,019
2,469,742
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.01%
,
08/21/28 .................. 21 20,550
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 39 38,611
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 198 196,027
Asurion LLC, 1st Lien Term Loan B14 , (12-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.26%
,
02/23/33 .................. 50 47,117
Asurion LLC, 2nd Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.18%
,
01/19/29 .................. 51 49,977
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.95%
,
07/06/29 .................. 204 131,875
Coreweave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , (1-day SOFR at
0.00% Floor + 4.50%), 8.10%
,
11/17/31 ... 48 48,533
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.39%
,
05/30/31 ............ 240 229,224
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 .................. 89 89,222
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
11/09/29 ....... 119 116,149
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.45%
,
10/07/32 ....... 254 180,418
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
01/31/31 .................. 114 113,820
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.89%
,
06/07/32 ............ 55 49,849
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
07/01/31 .................. 63 58,420
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
07/16/31 ....... 91 88,134
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.14%
,
07/31/31 . 268 264,459
Security
Par (000)
Par (000) Value
IT Services (continued)
Shift4 Payments LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
07/06/32 ............ USD 131 $ 130,874
1,853,259
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.64%
,
05/23/33
(a)
........... 64 63,791
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 44 43,505
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 11 10,839
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
09/27/30 .................. 151 151,051
205,395
Machinery — 0.3%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan B ,
06/24/33
(q)
...................... 310 309,653
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.18%
,
03/15/30 .................. 73 72,687
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.23%
,
02/03/33 ............ 179 177,996
CompoSecure Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/14/33 ....... 257 255,294
ESCO Technologies, Inc., 1st Lien Term Loan B ,
06/01/33
(f) (q)
...................... 53 52,868
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
10/23/28 ............ 196 196,458
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.37%
,
06/12/31 ....... 98 98,741
Indicor LLC, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
11/22/29 .................. 135 135,110
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
02/10/33 ............ 240 235,260
Madison IAQ LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
05/06/32 .................. 60 59,844
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.0% Floor +
2.50%; 3-mo. CME Term SOFR at 0.5%
Floor + 2.50% at 0.50% Floor + 0.00%),
6.12%
,
07/31/28 .................. 256 255,196
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% ( 11.18 % Cash
or 11.17 % PIK), 03/03/33
(k)
........... 18 17,039
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.76%
,
10/04/28 .................. 75 75,659

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.50%), 6.97%
,
06/01/33 .. USD 54 $ 54,236
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............ 435 436,833
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
01/27/31 ............ 295 294,527
2,727,401
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............ 262 266,763
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.76%
,
08/23/28 ....... 48 47,864
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 .................. 191 133,566
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
06/03/33 ....... 161 160,832
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.64%
,
08/30/30 ............ 58 57,782
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.14%
,
10/17/31 .................. 162 152,220
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
03/18/33 ............ 67 66,321
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
09/24/32 ............ 131 130,771
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.74%
,
05/01/28 .. 60 59,490
1,075,609
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.16%
,
03/03/32
(a)
...... 264 264,338
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.63%
,
09/29/32 ............ 83 82,791
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
11/22/32 ............. 92 91,983
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
02/11/33 ....... 255 255,227
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
02/11/30 .................. 142 142,113
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/22/32 ............ 50 49,975
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.37%
,
04/07/32 .................. 56 55,975
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.89%
,
03/18/30 ....... USD 95 $ 94,888
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 .. 152 150,664
923,616
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%
,
04/20/28 ............ 181 181,144
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
03/21/31 .................. 178 176,999
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 .......... 120 117,743
(12-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.71% , 05/30/33 .......... 98 96,694
AS Mileage Plan IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
05/12/33 ............ 80 79,650
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
08/27/29 ............ 123 109,457
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
02/24/31 ............ 211 210,424
972,111
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
08/02/32 ....... 193 193,173
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.37%
,
10/29/32 ............ 84 84,344
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.37%
,
04/23/31 ............ 94 93,993
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.19%
,
04/14/33 .. 116 115,941
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
05/05/28 ............ 179 179,648
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
04/20/29 ............ 70 69,819
736,918
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.26%
,
06/02/28 .................. 151 149,006
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
10.26%
,
06/04/29 ................. 115 112,988
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B6 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.39%
,
11/05/32 . 122 121,437

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.23%
,
06/22/29 .................. USD 139 $ 139,156
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. 101 92,394
Medical Solutions Holdings, Inc., 1st Lien Term
Loan
(3-mo. CME Term SOFR + 3.50%), 7.30% ,
11/01/30 ..................... 47 9,584
(3-mo. CME Term SOFR + 7.00%), 10.80% ,
11/03/31 ..................... 60 7,167
Medical Solutions Holdings, Inc., 1st Lien Term
Loan A2 , (3-mo. CME Term SOFR + 5.25%),
9.05%
,
11/01/30 .................. 14 10,259
Trans Union LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
06/24/31 .................. 216 215,565
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
11/26/31 ............. 227 221,523
1,079,079
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.89%
,
06/13/33
(a)
. 55 54,543
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
07/06/29 .................. 70 70,329
Qnity Electronics, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/29/32 ............ 293 292,831
363,160
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/24/31 ............ 226 221,377
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
03/26/32 .................. 213 203,993
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.16%
,
08/15/29 ............ 86 57,819
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
07/30/31 ............ 300 269,464
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.62%
,
01/23/32 ....... 58 56,852
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 03/21/31 .......... 220 192,093
(12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 08/16/32 .......... 242 208,566
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.49%
,
10/09/28 .................. 63 48,766
Security
Par (000)
Par (000) Value
Software (continued)
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.93%
,
10/09/31 ............ USD 79 $ 71,626
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 .................. 225 204,437
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
06/26/31 ............ 103 97,628
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
10/09/29 ............ 162 155,736
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
09/12/29 .................. 215 212,648
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
01/30/32 ....... 182 174,145
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.91%
,
03/22/32 .................. 291 223,894
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.89%
,
12/31/31 .................. 80 68,754
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.36%
,
02/04/33 ............ 157 157,066
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
11/15/32 ............. 62 60,295
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.73%
,
08/31/28 .................. 215 206,937
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/28/30 ............ 173 144,085
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.99%
,
04/24/28 .................. 171 159,971
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
05/09/31 ............ 147 146,369
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
02/10/31 .................. 365 343,405
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
04/14/31 .................. 190 182,064
3,867,990
Specialty Retail — 0.1%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............ 432 431,484
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
01/16/32 ............ 217 216,138
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ....... 166 165,423
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 .. 198 197,515

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
09/29/32 ............ USD 61 $ 60,835
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.48%
,
12/06/32 .. 43 42,927
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/16/32 ....... 126 126,308
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.16%
,
12/16/32 .. 3 2,962
1,243,592
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.75%
,
09/15/32
(a)
................. 243 223,531
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
02/19/32
(a)
........... 11 10,969
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan B ,
06/24/33
(f) (q)
...................... 135 134,663
Core & Main LP, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
07/27/28 .................. 175 174,803
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
02/10/31 .................. 118 118,040
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
06/17/31 .................. 128 107,105
Herc Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.38%
,
06/02/32 ............ 51 50,745
QXO Building Products, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62% , 04/30/32 .......... 80 79,545
(12-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.84% , 06/03/33 .......... 203 202,436
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.64%
,
06/29/29 ............ 85 41,839
909,176
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
09/23/31 .................. 232 232,073
GB AIT Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
04/29/33 .................. 82 81,980
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
9.99%
,
12/15/26
(f)
................. 119 118,602
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
03/18/30 .................. 128 127,073
559,728
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
08/09/32 ....... USD 100 $ 100,493
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
10/06/32
(f)
............ 146 146,996
247,489
Total Floating Rate Loan Interests — 6 .2%
(Cost: $ 55,966,425 ) ............................... 54,606,602
Foreign Government Obligations
Mexico — 0.0%
United Mexican States , 5.00% , 05/07/29 .... 200 200,000
Peru — 0.1%
Republic of Peru , 2.84% , 06/20/30 ........ 520 488,493
Total Foreign Government Obligations — 0 .1%
(Cost: $ 684,889 ) ................................. 688,493
Shares
Shares
Investment Companies
(r)
BlackRock Floating Rate Income Portfolio, Class
K Shares ....................... 35,540 331,237
iShares J.P. Morgan EM Local Currency Bond
ETF ........................... 203,731 8,644,306
Total Investment Companies — 1 .0%
(Cost: $ 8,824,057 ) ............................... 8,975,543
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.0%
(b)
A&D Mortgage Trust, Series 2026-NQM3, Class
A1, (1-mo. CME Term SOFR + 1.15%),
5.08%, 04/25/71
(a)
................. 975 966,650
Angel Oak Mortgage Trust
(c)
Series 2023-5, Class A1, 4.80%, 09/25/67 . 885 880,334
Series 2025-7, Class A1, 5.51%, 06/25/70 . 637 637,568
Aspire Mortgage Trust, Series 2026-1, Class A1,
4.85%, 01/25/66
(a)
................. 933 922,009
BRAVO Residential Funding Trust, Series 2025-
NQM6, Class A1, 5.33%, 06/25/65
(c)
..... 717 716,442
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 4.76%, 03/25/67
(a)
.............. 572 558,509
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(c)
...................... 203 202,504
COLT Mortgage Loan Trust, Series 2025-6,
Class A1, 5.53%, 08/25/70
(c)
.......... 637 637,368
Cross Mortgage Trust
(a)
Series 2025-H5, Class A1, 5.51%, 07/25/70 803 803,581
Series 2026-NQM3, Class A1, 5.12%,
03/25/71 ..................... 955 948,023
Deephaven Residential Mortgage Trust, Series
2026-INV2, Class A1, 5.48%, 02/25/71
(a)
.. 608 607,721
Ellington Financial Mortgage Trust
(a)
Series 2021-2, Class A1, 0.93%, 06/25/66 . 88 74,728
Series 2025-NQM2, Class A1, 5.60%,
06/25/70 ..................... 769 769,831
Series 2025-NQM5, Class A1, 5.03%,
11/25/70 ..................... 721 717,438

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GCAT Trust
Series 2022-NQM3, Class A1, 5.35%,
04/25/67
(a)
.................... USD 656 $ 654,495
Series 2025-NQM3, Class A1, 0.00%,
05/25/70
(c)
.................... 793 792,934
GS Mortgage-Backed Securities Trust
Series 2025-NQM2, Class A1, 5.65%,
06/25/65
(c)
.................... 451 451,532
Series 2025-NQM5, Class A1, 5.01%,
07/25/65
(c)
.................... 437 433,650
Series 2025-RPL3, Class A1, 4.10%,
07/25/65
(c)
.................... 906 876,319
Series 2026-NQM3, Class A1, 5.22%,
05/25/66
(a)
.................... 964 956,823
Series 2026-R1, Class A1, 5.53%, 04/25/63
(c)
941 939,528
Homes Trust
Series 2025-AFC2, Class A1A, 5.47%,
06/25/60
(c)
.................... 764 763,263
Series 2025-NQM3, Class A1, 5.63%,
02/25/70
(a)
.................... 503 504,126
J.P. Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
.......... 581 564,261
MFA Trust
Series 2022-CHM1, Class A1, 4.88%,
09/25/56
(c)
.................... 487 476,203
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(c)
.................... 238 236,697
Series 2026-NQM1, Class A1, 5.05%,
02/25/71
(a)
.................... 973 965,273
Mill City Mortgage Loan Trust, Series 2026-R1,
Class A1, 5.46%, 10/25/62
(a)
.......... 801 799,458
Morgan Stanley Residential Mortgage Loan
Trust
(c)
Series 2025-NQM4, Class A1, 5.59%,
06/25/70 ..................... 603 603,560
Series 2026-NQM3, Class A1LC, 5.28%,
03/25/71 ..................... 1,000 992,177
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a)
...................... 893 886,053
OBX Trust, Series 2022-NQM7, Class A1, 5.11%,
08/25/62
(c)
...................... 245 244,170
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................. 589 587,538
PRPM Trust
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
.................... 773 764,644
Series 2026-NQM1, Class A1LC, 5.22%,
02/25/71
(c)
.................... 1,000 981,820
Series 2026-NQM2, Class A1, 5.26%,
04/25/71
(a)
.................... 983 975,560
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(c)
...................... 600 600,932
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(c)
..... 769 759,098
Verus Securitization Trust, Series 2022-3, Class
A1, 5.13%, 02/25/67
(c)
.............. 459 436,317
26,689,137
Commercial Mortgage-Backed Securities — 9.0%
1301 Trust, Series 2025-1301, Class A, 5.23%,
08/11/42
(a) (b)
..................... 243 242,707
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.13%,
06/15/42
(a) (b)
..................... 200 201,397
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ALA Trust, Series 2025-OANA, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
5.37%, 06/15/40
(a) (b)
................ USD 1,000 $ 1,004,375
ARES Commercial Mortgage Trust, Series 2026-
GCP, Class A, (1-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.88%, 02/15/43
(a) (b)
1,000 1,000,000
Ares Trust, Series 2026-TRON, Class A, (1-mo.
CME Term SOFR at 1.42% Floor + 1.42%),
5.05%, 05/15/43
(a) (b)
................ 815 816,724
Atrium Hotel Portfolio Trust, Series 2025-ATRM,
Class A, (1-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.28%, 08/15/42
(a) (b)
..... 123 123,690
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,080 1,102,286
Series 2024-MAR, Class C, 7.77%, 12/10/41 870 895,221
BAMLL Commercial Mortgage Securities
Trust, Series 2026-HRHB, Class A, 5.36%,
05/05/40
(a) (b)
..................... 796 792,934
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ....................... 109 98,171
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.42%, 05/15/35
(a) (b)
.......... 100 100,031
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 4.55%, 03/15/37
(a) (b)
..... 500 472,500
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.83%, 10/10/42 250 247,202
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.13%,
11/15/42 ..................... 1,644 1,647,596
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.48%, 08/15/42
(a) (b)
1,753 1,759,788
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 730,625
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
08/15/41
(a)
.................... 1,002 1,005,431
Series 2024-BRBK, Class C, (1-mo. CME
Term SOFR at 4.87% Floor + 4.87%),
8.51%, 10/15/41
(a)
............... 76 75,799
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.92%, 12/15/39
(a)
............... 258 258,462
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 05/15/41
(a)
............... 58 58,572
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39
(a)
.................... 1,612 1,614,045
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.17%, 06/15/37
(a)
............... 985 985,288
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.03%,
11/15/42
(a)
.................... 1,213 1,216,247
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.07%, 04/15/40
(a)
............... 907 907,209
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.01%,
04/15/43
(a)
.................... 991 993,706
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/45
(a)
.................... 1,000 999,375

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
(a)(b)
Series 2025-ARIA, Class A, 5.20%, 12/13/42 USD 995 $ 996,813
Series 2025-LIFE, Class A, 6.08%, 06/13/47 1,000 994,471
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
10/15/42 ..................... 314 314,196
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
03/15/42 ..................... 792 791,010
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
12/15/44 ..................... 2,200 2,202,063
Series 2026-PNDA, Class A, (1-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.93%, 05/15/43 ................ 890 891,947
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................ 294 281,835
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.47%, 06/15/41
(a)
............... 914 913,715
Series 2025-167G, Class A, 5.50%, 08/10/40 131 128,506
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.27%, 08/15/41
(a) (b)
................ 942 938,173
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.03%, 02/15/43
(a) (b)
.......... 1,000 1,000,411
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
11/15/42 ..................... 2,300 2,302,156
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.68%,
11/15/42 ..................... 500 501,563
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.51%,
08/15/34
(a) (b)
..................... 1,076 1,075,142
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.37%, 04/15/37
(a) (b)
..... 640 639,800
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.23%, 08/15/35
(a) (b)
................ 1,000 1,001,678
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.23%,
08/15/37
(a) (b)
..................... 65 65,203
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.93%, 10/15/42
(a) (b)
..... 689 690,147
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.08%,
12/15/39
(a) (b)
..................... 770 771,203
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.88%,
02/15/41
(a) (b)
..................... 500 500,613
FS Trust, Series 2026-HULA, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.08%, 03/15/41
(a) (b)
................ 1,000 1,002,188
GGP, Series 2026-TY, Class A, 4.83%,
03/05/43
(a) (b)
..................... 1,000 985,114
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................. 500 445,863
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust, Series
2025-800D, Class A, (1-mo. CME Term SOFR
at 2.65% Floor + 2.65%), 6.29%, 11/25/41
(a) (b)
USD 1,000 $ 996,891
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.13%, 07/15/40
(a) (b)
................ 1,371 1,371,327
GSMS Trust, Series 2024-FAIR, Class A, 6.07%,
07/15/29
(a) (b)
..................... 117 116,760
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.47%, 10/15/41
(a) (b)
................ 648 649,592
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.17%, 05/15/37
(a) (b)
770 770,481
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 07/15/42
(a) (b)
.......... 1,000 1,003,750
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.33%, 04/15/41
(a) (b)
1,000 1,003,125
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.89%, 10/15/36
(a) (b)
.......... 500 495,000
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
.......... 770 787,057
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 01/15/41 ................ 1,000 1,002,187
Series 2026-FUN, Class A, (1-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.25%,
06/15/39 ..................... 900 901,125
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.04%, 10/13/33
(a) (b)
................ 1,000 996,710
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.02%, 08/17/42
(a) (b)
..... 630 630,787
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.23%, 01/15/43
(a) (b)
................ 894 892,883
LSTR Trust, Series 2026-HTL6, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.13%, 12/15/40
(a) (b)
................ 1,000 998,750
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.33%, 10/15/40
(a) (b)
................ 1,000 999,169
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.33%, 01/15/41
(a) (b)
................ 1,000 999,995
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.13%, 09/15/40
(a) (b)
593 593,370
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.03%, 03/15/36
(a) (b)
................ 1,000 1,000,624
Morgan Stanley Capital I Trust
(a)
Series 2017-HR2, Class B, 4.06%, 12/15/50 990 964,546
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
.................... 353 345,713
MTN Commercial Mortgage Trust, Series 2026-
LPFX, Class A, 5.15%, 05/15/43
(a) (b)
..... 872 870,358
NCMF Trust, Series 2025-MFS, Class A, 5.05%,
06/10/33
(a) (b)
..................... 976 967,832
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
..................... 833 857,034

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.02%, 10/15/40
(a) (b)
USD 860 $ 862,150
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.37%,
10/15/40 ..................... 1,000 1,003,437
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.84%,
02/15/42 ..................... 1,146 1,145,642
Series 2026-1PARK, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.88%, 02/15/43 ................ 1,000 999,375
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.62%,
08/15/29 ..................... 442 441,795
Series 2025-77C, Class A, 4.95%, 01/10/36 1,360 1,346,514
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.12%, 12/15/39
(a) (b)
................ 790 791,481
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
....... 241 243,397
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.52%, 06/15/39
(a) (b)
................ 600 599,813
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 04/15/41
(a) (b)
.......... 980 982,450
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.13%, 09/15/42
(a) (b)
................ 977 980,053
SHOPS Commercial Mortgage Trust, Series
2026-CSTL, Class A, 4.97%, 05/05/39
(a) (b)
. 780 774,324
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.58%, 10/15/41
(a) (b)
................ 770 770,963
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.83%, 10/15/40
(a) (b)
................ 800 799,500
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.93%, 02/15/39
(a) (b)
....... 1,077 1,064,030
SLG Office Trust, Series 2026-OMA, Class A,
5.13%, 04/15/41
(a) (b)
................ 1,000 998,562
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/42
(a) (b)
..................... 1,000 993,750
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.87%, 12/15/39
(a) (b)
770 770,241
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.28%, 11/15/42
(a) (b)
................ 1,000 997,155
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 255 254,673
Velocity Commercial Capital Loan Trust, Series
2025-3, Class A, 5.87%, 06/25/55
(a) (b)
.... 403 403,635
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.20%, 10/13/39
(a) (b)
..... 535 528,917
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................ 2,000 2,041,493
78,791,607
Total Non-Agency Mortgage-Backed Securities — 12 .0%
(Cost: $ 105,424,873 ) .............................. 105,480,744
Security
Beneficial Interest
(000) Value
Other Interests
(s)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(d) (f) (j)
......................... USD 15 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.2%
(a)
Bank of America Corp. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.68%), 6.63%
(o)
.................. 140 144,337
Bank of Montreal , Series 6 , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88% , 11/26/85 ............. 200 203,367
Barclays plc
(o)
(USISSO05 + 5.78%), 9.63% .......... 400 443,553
(USISSO05 + 3.69%), 7.63% .......... 217 226,823
BNP Paribas SA , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.90%), 7.75%
(b) (o)
................. 200 209,507
Citigroup, Inc.
(o)
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 224 227,127
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 419 429,105
1,883,819
Capital Markets — 0.1%
(a)
Goldman Sachs Group, Inc. (The)
(o)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ....................... 55 54,738
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... 187 192,273
State Street Corp. , (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.93% , 06/15/47 .. 138 124,185
UBS Group AG
(b)(o)
(USISSO05 + 4.16%), 7.75% .......... 400 421,518
(USISSO05 + 3.18%), 7.13% .......... 225 227,046
(USISSO05 + 3.30%), 7.00% .......... 200 200,805
1,220,565
Consumer Finance — 0.0%
(a)(o)
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% ................... 113 112,508
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ...... 74 73,986
186,494
Electric Utilities — 0.2%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 ............. 190 187,848
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................ 60 59,883

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................ USD 101 $ 101,080
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ 54 53,973
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 232 231,776
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63% , 10/01/66 ................ 285 289,388
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................ 270 275,125
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................ 269 268,045
1,467,118
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................ 26 27,258
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................ 32 32,764
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................ 43 42,453
75,217
Insurance — 0.0%
Prudential Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.78%), 6.25% , 06/15/56
(a)
........... 90 90,199
Multi-Utilities — 0.1%
(a)
Dominion Energy, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15% , 12/15/56 ................ 25 25,076
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25% , 12/15/56 ................ 105 105,444
Sempra , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 .................. 316 322,371
452,891
Oil, Gas & Consumable Fuels — 0.1%
(a)
Enbridge, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 .................. 24 25,242
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(o)
...................... 54 54,028
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(o)
...................... 26 26,827
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 163 167,684
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (o)
....................... USD 244 $ 253,745
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (o)
................. 314 306,563
834,089
Total Capital Trusts — 0 .7%
(Cost: $ 6,195,775 ) ............................... 6,237,650
Shares
Shares
Preferred Stocks — 0.2%
Chemicals — 0.0%
FUCHS SE (Preference) ............... 331 14,466
Financial Services — 0.0%
Labels Buyer LLC , Class E , 12.00% ....... 53 43,460
IT Services — 0.0%
(d)
Veritas Newco ...................... 171 3,421
Veritas Newco, Series G-1 .............. 118 2,305
5,726
Machinery — 0.0%
Jungheinrich AG (Preference) ........... 334 8,831
Sirva-Bgrs Holdings, Inc. , 15.25%
(f)
........ 13 2,662
11,493
Technology Hardware, Storage & Peripherals
— 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 12,381 1,745,998
Total Preferred Stocks — 0 .2%
(Cost: $ 1,388,302 ) ............................... 1,821,143
Total Preferred Securities — 0 .9%
(Cost: $ 7,584,077 ) ............................... 8,058,793
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp REMIC.
Variable Rate Notes
(a)
Series 5491 , Class FA , (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.93% , 01/25/55 .......... 26 25,797
Series 5518 , Class FC , (30-day Average
SOFR at 1.32% Floor/6.50% Cap +
1.32%), 4.95% , 03/25/55 .......... 29 29,303
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, STRIPS , Series 454 , Class DA ,
4.00% , 05/25/27 .................. 107 106,578
161,678
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association
Series 427 , Class C21 , 2.00% , 03/25/50 .. 459 57,306
Series 435 , Class C24 , 2.00% , 04/25/52 .. 81 10,162
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ...... 1,722 318,142
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,229 327,370
Series 2021-87 , Class NI , 3.00% , 05/20/51 1,149 188,356
Series 2021-193 , Class IA , 3.00% , 11/20/51 1,979 332,677
Series 2024-180 , Class IE , 6.50% , 11/20/54 271 59,227

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2025-174 , Class IH , 5.50% , 05/20/54 USD 209 $ 33,178
Series 2025-214 , Class DI , 5.50% , 12/20/55 736 155,785
Series 2026-8 , Class NI , 6.00% , 01/20/56 . 490 109,819
Series 2026-12 , Class KI , 5.50% , 01/20/56 363 73,419
1,665,441
Mortgage-Backed Securities — 5.8%
Federal Home Loan Mortgage Corp. ,
4.00% , 04/01/49 .................. 692 657,418
Federal National Mortgage Association ,
2.02% , 05/01/30 .................. 204 187,046
Government National Mortgage Association
2.00% , 05/20/51 - 04/20/52 ........... 2,133 1,750,050
2.50% , 08/20/51 - 05/20/52 ........... 1,294 1,106,214
2.50% , 07/15/56
(t)
................. 432 368,786
3.00% , 03/20/52 .................. 438 389,439
3.00% , 07/15/56
(t)
................. 777 689,466
3.50% , 04/20/52 .................. 845 765,053
3.50% , 07/15/56
(t)
................. 128 114,935
4.00% , 08/20/54 - 01/20/55 ........... 400 375,473
4.00% , 07/15/56
(t)
................. 255 237,002
4.50% , 11/20/54 .................. 276 265,990
4.50% , 07/15/56 - 08/15/56
(t)
.......... 1,157 1,110,563
5.00% , 11/20/52 .................. 561 556,344
5.00% , 07/15/56 - 08/15/56
(t)
.......... 1,029 1,013,428
5.50% , 09/20/53 - 04/20/55 ........... 338 341,791
5.50% , 07/15/56 - 08/15/56
(t)
.......... 1,816 1,823,585
6.00% , 06/20/55 .................. 226 230,968
6.00% , 07/15/56 - 08/15/56
(t)
.......... 912 930,253
6.50% , 07/15/56 - 08/15/56
(t)
.......... 588 608,696
Uniform Mortgage-Backed Securities
1.50% , 11/01/40 - 05/01/51 ........... 747 594,647
2.00% , 04/01/37 - 06/01/52 ........... 8,922 7,384,482
2.00% , 07/25/41 - 07/25/56
(t)
.......... 955 793,471
2.50% , 10/01/36 - 05/01/52 ........... 5,337 4,567,079
2.50% , 07/25/41 - 07/25/56
(t)
.......... 1,564 1,317,089
3.00% , 07/25/41 - 07/25/56
(t)
.......... 744 665,064
3.00% , 04/01/52 - 09/01/52 ........... 2,342 2,064,535
3.50% , 07/25/41 - 08/25/56
(t)
.......... 1,135 1,033,163
3.50% , 09/01/49 - 08/01/50 ........... 1,101 1,014,955
4.00% , 07/25/41 - 07/25/56
(t)
.......... 1,369 1,282,805
4.00% , 08/01/51 .................. 902 861,147
4.50% , 07/25/41 - 07/25/56
(t)
.......... 1,012 995,706
4.50% , 09/01/51 - 02/01/55 ........... 1,408 1,358,638
5.00% , 08/01/53 - 05/01/56 ........... 2,765 2,731,872
5.00% , 07/25/56
(t)
................. 647 635,679
5.50% , 06/01/53 - 09/01/55 ........... 2,249 2,269,154
5.50% , 07/25/56
(t)
................. 4,332 4,345,842
6.00% , 12/01/53 - 07/01/55 ........... 2,324 2,385,679
6.00% , 07/25/56
(t)
................. 233 238,184
6.50% , 11/01/53 - 01/01/55 ........... 853 886,494
6.50% , 07/25/56
(t)
................. 325 336,169
51,284,354
Total U.S. Government Sponsored Agency Securities — 6 .0%
(Cost: $ 53,531,290 ) ............................... 53,111,473
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(d) (f)
394 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 95.2%
(Cost: $ 827,786,760 ) .............................. 837,053,011
Short-Term Securities
Money Market Funds — 5.4%
(r)(u)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(v)
.................. 284,559 284,645
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 47,280,514 47,280,514
Total Money Market Funds — 5 .4%
(Cost: $ 47,565,159 ) ............................... 47,565,159
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills ,   3.54% , 07/14/26
(w)
..... USD 8,682 8,670,785
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 8,670,742 ) ............................... 8,670,785
Total Short-Term Securities — 6.4%
(Cost: $ 56,235,901 ) ............................... 56,235,944
Total Investments Before TBA Sale Commitments — 101 .6%
(Cost: $ 884,022,661 ) .............................. 893,288,955
TBA Sale Commitments
(t)
Mortgage-Backed Securities — ( 0 .3 ) %
Government National Mortgage Association
2.00% , 07/15/56 .................. (456) (373,419)
3.00% , 07/15/56 .................. (25) (22,184)
4.50% , 07/15/56 .................. (400) (384,140)
5.50% , 07/15/56 .................. (808) (811,970)
6.00% , 07/15/56 .................. (456) (465,545)
6.50% , 07/15/56 .................. (294) (304,566)
Uniform Mortgage-Backed Securities
2.00% , 07/25/41 .................. (2) (1,821)
2.50% , 07/25/41 .................. (4) (3,739)
3.00% , 07/25/41 .................. (3) (2,834)
3.50% , 07/25/41 .................. (2) (1,906)
5.00% , 07/25/56 .................. (444) (436,231)
Total TBA Sale Commitments — ( 0 .3 ) %
(Proceeds: $ (2,805,909) ) ........................... (2,808,355)
Total Investments Net of TBA Sale Commitments — 101 .3%
(Cost: $ 881,216,752 ) .............................. 890,480,600
Liabilities in Excess of Other Assets — (1.3) % ............. (11,473,593)
Net Assets — 100.0% ...............................
$ 879,007,007
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
45
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,997,098, representing 0.23% of its net assets as of period end, and an original cost of $2,004,808.
(m)
Zero-coupon bond.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Rounds to less than 1,000.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Represents or includes a TBA transaction.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(w)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 95,391 $ 188,476
(a)
$ — $ 778 $ — $ 284,645 284,559 $ 4,263
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 41,729,435 5,551,079
(a)
— — — 47,280,514 47,280,514 925,217 —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A
(c)
. 10,642,630 — (10,623,857) (523,547) 504,774 — — 153,294 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 328,822 10,051 — — (7,636) 331,237 35,540 10,052 —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
... 27,804,342 — (27,535,329) 545,168 (814,181) — — 427,350 —
iShares Core Dividend Growth
ETF
(c)
.............. 648,036 2,173,130 (2,923,367) 138,215 (36,014) — — — —
iShares Core MSCI Emerging
Markets ETF
(c)
......... 8,365,260 — (9,705,878) 1,340,608 10 — — — —
iShares J.P. Morgan EM Local
Currency Bond ETF ..... 8,469,097 — — — 175,209 8,644,306 203,731 — —
$ 1,501,222 $ (177,838) $ 56,540,702 $ 1,520,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
46
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 27 09/10/26 $ 6,717 $ 282,929
GBP Currency ............................................................ 8 09/14/26 663 (8,255)
MSCI Emerging Markets Index ................................................. 65 09/18/26 5,711 (111,531)
S&P 500 E-Mini Index ....................................................... 23 09/18/26 8,680 (32,505)
U.S. Treasury 10-Year Note ................................................... 1,186 09/21/26 130,164 827,225
U.S. Treasury Ultra Bond ..................................................... 453 09/21/26 52,364 1,115,554
U.S. Treasury 2-Year Note .................................................... 1 09/30/26 206 (111)
U.S. Treasury 5-Year Note .................................................... 1,437 09/30/26 153,714 513,174
2,586,480
Short Contracts
EUR Currency ............................................................ 28 09/14/26 4,010 75,107
EURO STOXX 50 Index ..................................................... 177 09/18/26 12,854 (160,066)
U.S. Treasury 10-Year Note ................................................... 6 09/21/26 659 (2,790)
U.S. Treasury 10-Year Ultra Note ............................................... 5 09/21/26 561 (6,941)
U.S. Treasury Long Bond ..................................................... 11 09/21/26 1,244 (19,033)
U.S. Treasury 5-Year Note .................................................... 8 09/30/26 856 (597)
(114,320)
$ 2,472,160
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V2 ..................... 5 .00 % Quarterly 06/20/31 USD 2,952 $ (242,067) $ (145,607) $ (96,460)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 Quarterly 06/20/31 USD 4,906 (108,932) (84,573) (24,359)
$ (350,999) $ (230,180) $ (120,819)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 380 $ 5,978 $ 4,513 $ 1,465
Oracle Corp. ......... 1 .00 Quarterly 12/20/30 BBB USD 220 (4,964) (961) (4,003)
$ 1,014 $ 3,552 $ (2,538)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
47
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Campbell's Co. (The) ....... 1 .00 % Quarterly Bank of America NA 06/20/31 USD 1,200 $ (5,721) $ (3,163) $ (2,558)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 1,450 (6,913) (3,184) (3,729)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/31 USD 880 (4,109) 4,222 (8,331)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 1,390 (6,491) 6,670 (13,161)
General Mills, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 1,171 (22,488) (18,307) (4,181)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 118 (2,262) (1,567) (695)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 460 (8,832) (6,140) (2,692)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 459 (8,813) (6,126) (2,687)
$ – $ – $ –
$ (65,629) $ (27,595) $ (38,034)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly Bank of America NA 06/20/27 BBB+ USD 582 $ 4,106 $ 3,666 $ 440
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 709 5,002 4,466 536
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 2,739 1,575 1,164
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 587 374 213
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 587 373 214
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 737 424 313
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 6,681 5,242 1,439
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,030 3,125 905
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 10,592 8,405 2,187
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 4,375 3,490 885
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 9,326 7,444 1,882
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,030 3,145 885
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 3,776 2,987 789
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 79 1,592 878 714
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 110 2,217 1,275 942
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 1,935 1,509 426
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 1,762 1,347 415
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 12,096 8,687 3,409
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,344 1,791 553
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 6,858 5,227 1,631
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,416 995 421
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 138 2,503 1,813 690
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 336 6,094 4,415 1,679
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 10 860 1,107 (247)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 6,019 7,647 (1,628)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 2,580 3,363 (783)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 60 5,159 6,627 (1,468)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 2,580 3,250 (670)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 6,019 7,578 (1,559)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 6,019 7,638 (1,619)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 2,580 3,236 (656)
CCO Holdings LLC .... 5 .00 Quarterly Barclays Bank plc 12/20/30 BB- USD 40 3,439 4,503 (1,064)
CCO Holdings LLC .... 5 .00 Quarterly Citibank NA 12/20/30 BB- USD 30 2,580 3,232 (652)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
48
Derivative Financial Instruments Categorized by Risk Exposure
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 50 $ 4,299 $ 5,302 $ (1,003)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 10 860 1,127 (267)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 60 5,159 6,363 (1,204)
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 270 (6,093) (1,182) (4,911)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 220 2,987 22 2,965
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 20 272 2 270
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB+ USD 20 272 2 270
$ 140,976 $ 132,470 $ 8,506
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 4,513 $ (231,141) $ 1,465 $ (124,822)
OTC Swaps ................................................................... 144,544 (39,669) 26,237 (55,765)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 282,929 $ 75,107 $ 2,455,953 $ — $ 2,813,989
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,465 — — — — 1,465
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 170,781 — — — — 170,781
$ — $ 172,246 $ 282,929 $ 75,107 $ 2,455,953 $ — $ 2,986,235

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
49
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 304,102 $ 8,255 $ 29,472 $ — $ 341,829
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 124,822 — — — — 124,822
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 95,434 — — — — 95,434
$ — $ 220,256 $ 304,102 $ 8,255 $ 29,472 $ — $ 562,085
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (674,488) $ (342,235) $ (9,398,514) $ — $ (10,415,237)
Options written ........................ — — (2,150) — — — (2,150)
Swaps .............................. — 49,484 9,429 — (10,018) — 48,895
$ — $ 49,484 $ (667,209) $ (342,235) $ (9,408,532) $ — $ (10,368,492)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 68,394 $ 548,263 $ 4,285,894 $ — $ 4,902,551
Swaps .............................. — (138,783) — — (73,396) — (212,179)
$ — $ (138,783) $ 68,394 $ 548,263 $ 4,212,498 $ — $ 4,690,372
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 344,549,112
Average notional value of contracts — short ................................................................................. 14,160,482
Options
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 14,632,908
Average notional value — sell protection ................................................................................... 7,743,475
Total return swaps
Average notional value ............................................................................................... —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 187,686 $ 1,601,284
Swaps — centrally cleared .............................................................................. — 2,710
Swaps — OTC
(a)
..................................................................................... 170,781 95,434
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 358,467 $ 1,699,428
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(187,686) (1,603,994)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 170,781 $ 95,434
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
50
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA ............................... $ 108,307 $ (22,682) $ — $ — $ 85,625
Barclays Bank plc ................................ 30,914 (1,064) — — 29,850
Citibank NA ..................................... 3,232 (652) — — 2,580
Deutsche Bank AG ................................ 4,513 — — — 4,513
JPMorgan Chase Bank NA .......................... 16,053 (16,053) — — —
Morgan Stanley & Co. International plc .................. 7,762 (1,471) — — 6,291
$ 170,781 $ (41,922) $ — $ — $ 128,859
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA ............................... $ 22,682 $ (22,682) $ — $ — $ —
Barclays Bank plc ................................ 1,064 (1,064) — — —
Citibank NA ..................................... 652 (652) — — —
Goldman Sachs International ......................... 22,488 — — — 22,488
JPMorgan Chase Bank NA .......................... 47,077 (16,053) — (20,000) 11,024
Morgan Stanley & Co. International plc .................. 1,471 (1,471) — — —
$ 95,434 $ (41,922) $ — $ (20,000) $ 33,512
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 137,020,146 $ — $ 137,020,146
Common Stocks
Aerospace & Defense .................................... 2,854,940 2,704,622 — 5,559,562
Air Freight & Logistics .................................... 363,857 80,130 — 443,987
Automobile Components .................................. — 40,299 — 40,299
Automobiles .......................................... — 839,605 — 839,605
Banks ............................................... 5,785,453 6,980,552 — 12,766,005
Beverages ........................................... 2,947,961 18,975 — 2,966,936
Biotechnology ......................................... 1,750,850 83,216 — 1,834,066
Broadline Retail ........................................ 13,636 912,647 — 926,283
Building Products ....................................... 1,312,620 297,468 — 1,610,088
Capital Markets ........................................ 4,733,261 329,003 — 5,062,264
Chemicals ............................................ 1,357,058 1,751,820 — 3,108,878
Commercial Services & Supplies ............................. 550,211 124,587 — 674,798
Communications Equipment ................................ 535,116 42,425 — 577,541
Construction & Engineering ................................ 349,121 336,976 42,000 728,097
Construction Materials .................................... — 116,204 — 116,204
Consumer Finance ...................................... 840,769 41,437 — 882,206

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
51
Level 1 Level 2 Level 3 Total
Consumer Staples Distribution & Retail ........................ $ 977,966 $ 109,497 $ — $ 1,087,463
Containers & Packaging .................................. 405,543 — — 405,543
Diversified Consumer Services .............................. 791,503 — — 791,503
Diversified REITs ....................................... 287,287 535,692 — 822,979
Diversified Telecommunication Services ........................ 1,457,902 1,029,163 — 2,487,065
Electric Utilities ........................................ 2,211,584 285,341 — 2,496,925
Electrical Equipment ..................................... 922,242 1,056,307 — 1,978,549
Electronic Equipment, Instruments & Components ................. 463,016 56,776 — 519,792
Energy Equipment & Services .............................. 699,078 — — 699,078
Financial Services ...................................... 1,322,612 52,819 — 1,375,431
Food Products ......................................... 1,187,247 243,824 — 1,431,071
Gas Utilities ........................................... 289,566 21,636 — 311,202
Ground Transportation ................................... 212,916 41,796 48 254,760
Health Care Equipment & Supplies ........................... 2,159,288 42,744 — 2,202,032
Health Care Providers & Services ............................ 3,377,138 26,322 — 3,403,460
Health Care REITs ...................................... 1,272,551 136,950 — 1,409,501
Hotel & Resort REITs .................................... — 76,729 — 76,729
Hotels, Restaurants & Leisure .............................. 1,106,407 5,899 7,470 1,119,776
Household Durables ..................................... — 1,338,910 — 1,338,910
Household Products ..................................... 934,683 74,687 — 1,009,370
Independent Power and Renewable Electricity Producers ............ — 69,003 — 69,003
Industrial Conglomerates .................................. 34,593 1,050,052 — 1,084,645
Industrial REITs ........................................ 784,883 861,798 — 1,646,681
Insurance ............................................ 2,217,438 1,875,679 — 4,093,117
Interactive Media & Services ............................... 6,475,046 — — 6,475,046
IT Services ........................................... 1,927,439 276,400 20,525 2,224,364
Life Sciences Tools & Services .............................. 194,026 — — 194,026
Machinery ............................................ 4,210,544 715,981 — 4,926,525
Media ............................................... 260,483 32,941 — 293,424
Metals & Mining ........................................ 1,284,394 164,874 — 1,449,268
Multi-Utilities .......................................... 2,129,491 118,195 — 2,247,686
Office REITs .......................................... 602,844 — — 602,844
Oil, Gas & Consumable Fuels ............................... 4,742,327 1,545,147 — 6,287,474
Passenger Airlines ...................................... 146,341 22,115 — 168,456
Personal Care Products .................................. — 164,705 — 164,705
Pharmaceuticals ....................................... 3,356,106 1,868,869 — 5,224,975
Professional Services .................................... 1,626,740 115,784 — 1,742,524
Real Estate Management & Development ....................... — 1,011,642 — 1,011,642
Residential REITs ....................................... 1,309,633 — — 1,309,633
Retail REITs .......................................... 1,028,044 118,080 — 1,146,124
Semiconductors & Semiconductor Equipment .................... 8,873,747 4,299,855 — 13,173,602
Software ............................................. 7,589,020 138,051 — 7,727,071
Specialized REITs ...................................... 1,586,509 99,830 — 1,686,339
Specialty Retail ........................................ 1,315,635 623,563 — 1,939,198
Technology Hardware, Storage & Peripherals .................... 2,675,809 85,903 — 2,761,712
Textiles, Apparel & Luxury Goods ............................ 96,757 13,097 — 109,854
Tobacco ............................................. 1,967,034 1,058,560 — 3,025,594
Trading Companies & Distributors ............................ — 222,546 — 222,546
Transportation Infrastructure ............................... — 33,794 9,112 42,906
Water Utilities ......................................... 252,370 — — 252,370
Wireless Telecommunication Services ......................... 11,980 30,832 — 42,812
Corporate Bonds
Aerospace & Defense .................................... — 8,949,294 — 8,949,294
Air Freight & Logistics .................................... — 127,270 — 127,270
Automobile Components .................................. — 999,318 — 999,318
Automobiles .......................................... — 895,321 — 895,321
Banks ............................................... — 36,775,088 — 36,775,088
Beverages ........................................... — 2,487,109 — 2,487,109
Biotechnology ......................................... — 3,624,266 — 3,624,266
Broadline Retail ........................................ — 3,105,263 — 3,105,263
Building Products ....................................... — 830,335 — 830,335
Capital Markets ........................................ — 14,799,797 — 14,799,797
Chemicals ............................................ — 7,394,795 — 7,394,795
Commercial Services & Supplies ............................. — 3,576,030 — 3,576,030
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
52
Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 1,517,265 $ — $ 1,517,265
Construction & Engineering ................................ — 198,952 — 198,952
Consumer Finance ...................................... — 12,486,268 — 12,486,268
Consumer Staples Distribution & Retail ........................ — 1,120,664 — 1,120,664
Containers & Packaging .................................. — 2,653,810 — 2,653,810
Distributors ........................................... — 265,140 — 265,140
Diversified Consumer Services .............................. — 158,135 — 158,135
Diversified REITs ....................................... — 2,676,779 — 2,676,779
Diversified Telecommunication Services ........................ — 9,614,089 — 9,614,089
Electric Utilities ........................................ — 16,957,347 495,757 17,453,104
Electrical Equipment ..................................... — 1,510,041 — 1,510,041
Electronic Equipment, Instruments & Components ................. — 205,704 — 205,704
Energy Equipment & Services .............................. — 1,346,628 — 1,346,628
Entertainment ......................................... — 158,144 — 158,144
Financial Services ...................................... — 6,307,342 — 6,307,342
Food Products ......................................... — 2,807,771 — 2,807,771
Gas Utilities ........................................... — 988,478 — 988,478
Ground Transportation ................................... — 1,552,655 — 1,552,655
Health Care Equipment & Supplies ........................... — 1,898,855 — 1,898,855
Health Care Providers & Services ............................ — 8,382,863 — 8,382,863
Health Care REITs ...................................... — 2,486,727 — 2,486,727
Health Care Technology .................................. — 162,669 — 162,669
Hotel & Resort REITs .................................... — 951,778 — 951,778
Hotels, Restaurants & Leisure .............................. — 3,996,683 995,000 4,991,683
Household Durables ..................................... — 1,140,014 — 1,140,014
Household Products ..................................... — 278,693 — 278,693
Independent Power and Renewable Electricity Producers ............ — 2,571,563 — 2,571,563
Industrial Conglomerates .................................. — 1,566,083 — 1,566,083
Industrial REITs ........................................ — 90,226 — 90,226
Insurance ............................................ — 6,814,758 — 6,814,758
Interactive Media & Services ............................... — 2,067,795 — 2,067,795
IT Services ........................................... — 5,458,775 — 5,458,775
Life Sciences Tools & Services .............................. — 13,179 — 13,179
Machinery ............................................ — 880,024 — 880,024
Media ............................................... — 6,660,284 — 6,660,284
Metals & Mining ........................................ — 4,053,807 — 4,053,807
Mortgage Real Estate Investment Trusts (REITs) .................. — 177,083 — 177,083
Multi-Utilities .......................................... — 1,563,765 — 1,563,765
Oil, Gas & Consumable Fuels ............................... — 22,446,263 — 22,446,263
Passenger Airlines ...................................... — 531,286 — 531,286
Personal Care Products .................................. — 35,339 — 35,339
Pharmaceuticals ....................................... — 8,828,271 — 8,828,271
Professional Services .................................... — 528,852 — 528,852
Real Estate Management & Development ....................... — 201,437 — 201,437
Residential REITs ....................................... — 1,100,541 — 1,100,541
Retail REITs .......................................... — 972,984 — 972,984
Semiconductors & Semiconductor Equipment .................... — 6,355,219 — 6,355,219
Software ............................................. — 9,128,183 494,134 9,622,317
Specialized REITs ...................................... — 2,724,499 — 2,724,499
Specialty Retail ........................................ — 2,249,900 — 2,249,900
Technology Hardware, Storage & Peripherals .................... — 722,171 — 722,171
Textiles, Apparel & Luxury Goods ............................ — 243,930 — 243,930
Tobacco ............................................. — 5,818,706 — 5,818,706
Trading Companies & Distributors ............................ — 3,886,762 — 3,886,762
Transportation Infrastructure ............................... — — 7,674 7,674
Wireless Telecommunication Services ......................... — 1,590,805 — 1,590,805
Equity-Linked Notes ...................................... — 65,366,125 — 65,366,125
Fixed Rate Loan Interests
Health Care Technology .................................. — 85,790 — 85,790
IT Services ........................................... — — 98,335 98,335
Professional Services .................................... — 15,141 — 15,141
Software ............................................. — 179,267 — 179,267
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,893,531 — 1,893,531
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
Schedule of Investments
53
Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ — $ 1,253,504 $ — $ 1,253,504
Automobiles .......................................... — 290,873 — 290,873
Beverages ........................................... — 290,990 — 290,990
Biotechnology ......................................... — 362,585 — 362,585
Broadline Retail ........................................ — 416,374 — 416,374
Building Products ....................................... — 824,473 37,598 862,071
Capital Markets ........................................ — 2,739,669 19,975 2,759,644
Chemicals ............................................ — 2,543,390 137,528 2,680,918
Commercial Services & Supplies ............................. — 2,030,874 — 2,030,874
Construction & Engineering ................................ — 869,684 — 869,684
Construction Materials .................................... — 1,097,000 — 1,097,000
Consumer Staples Distribution & Retail ........................ — 517,766 — 517,766
Containers & Packaging .................................. — 1,875,105 — 1,875,105
Diversified Consumer Services .............................. — 386,458 — 386,458
Diversified Telecommunication Services ........................ — 905,963 — 905,963
Electric Utilities ........................................ — 504,531 — 504,531
Electronic Equipment, Instruments & Components ................. — 253,043 459,676 712,719
Energy Equipment & Services .............................. — 225,468 — 225,468
Entertainment ......................................... — 1,930,266 — 1,930,266
Financial Services ...................................... — 1,988,919 — 1,988,919
Food Products ......................................... — 799,688 — 799,688
Gas Utilities ........................................... — 368,934 — 368,934
Ground Transportation ................................... — 514,837 — 514,837
Health Care Equipment & Supplies ........................... — 866,910 — 866,910
Health Care Providers & Services ............................ — 1,732,240 — 1,732,240
Health Care Technology .................................. — 631,946 114,567 746,513
Hotels, Restaurants & Leisure .............................. — 3,292,555 74,906 3,367,461
Household Durables ..................................... — 368,729 — 368,729
Household Products ..................................... — 152,873 — 152,873
Independent Power and Renewable Electricity Producers ............ — 477,456 — 477,456
Industrial Conglomerates .................................. — 1,504,281 — 1,504,281
Insurance ............................................ — 2,469,742 — 2,469,742
IT Services ........................................... — 1,853,259 — 1,853,259
Leisure Products ....................................... — 63,791 — 63,791
Life Sciences Tools & Services .............................. — 205,395 — 205,395
Machinery ............................................ — 2,674,533 52,868 2,727,401
Media ............................................... — 1,075,609 — 1,075,609
Multi-Utilities .......................................... — 264,338 — 264,338
Oil, Gas & Consumable Fuels ............................... — 923,616 — 923,616
Passenger Airlines ...................................... — 972,111 — 972,111
Pharmaceuticals ....................................... — 736,918 — 736,918
Professional Services .................................... — 1,079,079 — 1,079,079
Real Estate Management & Development ....................... — 54,543 — 54,543
Semiconductors & Semiconductor Equipment .................... — 363,160 — 363,160
Software ............................................. — 3,867,990 — 3,867,990
Specialty Retail ........................................ — 1,243,592 — 1,243,592
Technology Hardware, Storage & Peripherals .................... — 223,531 — 223,531
Tobacco ............................................. — 10,969 — 10,969
Trading Companies & Distributors ............................ — 774,513 134,663 909,176
Transportation Infrastructure ............................... — 441,126 118,602 559,728
Wireless Telecommunication Services ......................... — 100,493 146,996 247,489
Foreign Government Obligations .............................. — 688,493 — 688,493
Investment Companies .................................... 8,975,543 — — 8,975,543
Non-Agency Mortgage-Backed Securities ........................ — 105,480,744 — 105,480,744
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 1,883,819 — 1,883,819
Capital Markets ........................................ — 1,220,565 — 1,220,565
Chemicals ............................................ — 14,466 — 14,466
Consumer Finance ...................................... — 186,494 — 186,494
Electric Utilities ........................................ — 1,467,118 — 1,467,118
Financial Services ...................................... — 43,460 — 43,460
Gas Utilities ........................................... — 27,258 — 27,258
Independent Power and Renewable Electricity Producers ............ — 75,217 — 75,217
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Managed Income Fund
54
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 90,199 $ — $ 90,199
IT Services ........................................... — 5,726 — 5,726
Machinery ............................................ — 8,831 2,662 11,493
Multi-Utilities .......................................... — 452,891 — 452,891
Oil, Gas & Consumable Fuels ............................... — 834,089 — 834,089
Technology Hardware, Storage & Peripherals .................... — 1,745,998 — 1,745,998
U.S. Government Sponsored Agency Securities .................... — 53,111,473 — 53,111,473
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 47,565,159 — — 47,565,159
U.S. Treasury Obligations ................................... — 8,670,785 — 8,670,785
Unfunded Floating Rate Loan Interests
(a)
........................... — 2,631 1,887 4,518
Liabilities
Investments
TBA Sale Commitments .................................... — (2,808,355) — (2,808,355)
Unfunded Floating Rate Loan Interests
(a)
........................... — (402) (2,306) (2,708)
$ 156,713,317 $ 730,299,416 $ 3,469,677 $ 890,482,410
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 27,702 $ — $ 27,702
Equity contracts ........................................... — 282,929 — 282,929
Foreign currency exchange contracts ............................ 75,107 — — 75,107
Interest rate contracts ....................................... 2,455,953 — — 2,455,953
Liabilities
Credit contracts ........................................... — (180,587) — (180,587)
Equity contracts ........................................... (304,102) — — (304,102)
Foreign currency exchange contracts ............................ (8,255) — — (8,255)
Interest rate contracts ....................................... (29,472) — — (29,472)
$ 2,189,231 $ 130,044 $ — $ 2,319,275
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)

June 30, 2026
55
Statement of Assets and Liabilities
BlackRock
Managed
Income Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 836,748,253
Investments, at value — affiliated
(c)
.......................................................................................... 56,540,702
Cash ............................................................................................................. 340,363
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 65,000
Collateral — OTC derivatives ............................................................................................ 20,000
Futures contracts .................................................................................................... 8,728,000
Centrally cleared swaps ................................................................................................ 157,410
Foreign currency, at value
(d)
............................................................................................... 3,534,586
Receivables: –
Investments sold .................................................................................................... 1,388,948
Securities lending income — affiliated ...................................................................................... 34
Swaps .......................................................................................................... 35
TBA sale commitments ................................................................................................ 2,805,909
Capital shares sold ................................................................................................... 884,972
Dividends — affiliated ................................................................................................. 140,687
Interest — unaffiliated ................................................................................................. 6,443,925
From the Manager ................................................................................................... 64,495
Variation margin on futures contracts ....................................................................................... 187,686
Swap premiums paid ................................................................................................... 144,544
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 26,237
Unfunded floating rate loan interests ....................................................................................... 4,518
Prepaid e xpenses ..................................................................................................... 89,328
Total a ssets .........................................................................................................
918,315,632
LIABILITIES
Collateral on securities loaned ............................................................................................. 284,677
TBA sale commitments, at value
(e)
.......................................................................................... 2,808,355
Payables: –
Investments purchased ................................................................................................ 31,057,984
Administration fees ................................................................................................... 778
Capital shares redeemed ............................................................................................... 2,602,615
Income dividend distributions ............................................................................................ 34,023
Interest expense .................................................................................................... 566
Investment advisory fees .............................................................................................. 246,964
Other affiliate fees ................................................................................................... 1,440
Professional fees .................................................................................................... 136,241
Service and distribution fees ............................................................................................. 79,037
Variation margin on futures contracts ....................................................................................... 1,601,284
Variation margin on centrally cleared swaps .................................................................................. 2,710
Other accrued expenses ............................................................................................... 353,809
Swap premiums received ................................................................................................ 39,669
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 55,765
Unfunded floating rate loan interests ....................................................................................... 2,708
Total li abilities ........................................................................................................
39,308,625
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 879,007,007

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
56
BlackRock
Managed
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 936,927,751
Accumulated loss ..................................................................................................... (57,920,744)
NET ASSETS ........................................................................................................
$ 879,007,007
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 827,633,445
(b)
  Securities loaned, at value ...................................................................................... $ 275,340
(c)
  Investments, at cost — affiliated ................................................................................... $ 56,389,216
(d)
  Foreign currency, at cost ....................................................................................... $ 3,546,527
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 2,805,909
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
57
Statement of Assets and Liabilities
BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 467,890,486
Shares outstanding ...................................................................................................
48,380,028
Net asset value .....................................................................................................
$ 9.67
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 305,469,581
Shares outstanding ...................................................................................................
31,580,300
Net asset value .....................................................................................................
$ 9.67
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 17,221,731
Shares outstanding ...................................................................................................
1,779,086
Net asset value .....................................................................................................
$ 9.68
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 88,425,209
Shares outstanding ...................................................................................................
9,118,032
Net asset value .....................................................................................................
$ 9.70
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
See notes to financial statements.

Statement of Operations
(unaudited)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
58
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 1,648,935
Dividends — affiliated ................................................................................................. 1,515,913
Interest — unaffiliated ................................................................................................. 21,256,060
Securities lending income — affiliated — net ................................................................................. 4,263
Payment-in-kind interest — unaffiliated ..................................................................................... 33,064
Foreign taxes withheld ................................................................................................ (81,208)
Total investment income .................................................................................................
24,377,027
EXPENSES
Investment advisory .................................................................................................. 1,515,357
Service and distribution — class specific .................................................................................... 471,329
Transfer agent — class specific .......................................................................................... 284,530
Accounting services .................................................................................................. 222,731
Administration ..................................................................................................... 179,382
Professional ....................................................................................................... 140,743
Administration — class specific .......................................................................................... 86,592
Custodian ......................................................................................................... 46,151
Registration ....................................................................................................... 45,569
Printing and postage ................................................................................................. 32,738
Trustees and Officer .................................................................................................. 7,240
Miscellaneous ...................................................................................................... 65,362
Total expenses excluding interest expense .....................................................................................
3,097,724
Interest expense .................................................................................................... 2,186
Total expenses .......................................................................................................
3,099,910
Less: –
Administration fees waived ............................................................................................. (179,382)
Administration fees waived by the Manager — class specific ....................................................................... (83,047)
Fees waived and/or reimbursed by the Manager ............................................................................... (456,154)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (93,355)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,287,972
Net investment income ..................................................................................................
22,089,055
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,314,670)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 3,215,422
Investments — affiliated ............................................................................................. 1,501,222
Foreign currency transactions ......................................................................................... (8,972)
Futures contracts .................................................................................................. (10,415,237)
Options written ................................................................................................... (2,150)
Swaps ......................................................................................................... 48,895
A
(5,660,820)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (3,171,654)
Investments — affiliated ............................................................................................. (177,838)
Foreign currency translations .......................................................................................... 4,367
Futures contracts .................................................................................................. 4,902,551
Swaps ......................................................................................................... (212,179)
Unfunded floating rate loan interests ..................................................................................... 903
A
1,346,150
Net realized and unrealized loss ............................................................................................
(4,314,670)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 17,774,385

Statements of Changes in Net Assets
59
Statements of Changes in Net Assets
BlackRock Managed Income Fund
Six Months Ended
06/30/26 (unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 22,089,055  $ 43,824,752
Net realized gain (loss) .............................................................................. (5,660,820) 14,021,397
Net change in unrealized appreciation (depreciation) .......................................................... 1,346,150  16,431,079
Net increase in net assets resulting from operations ............................................................. 17,774,385  74,277,228
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (10,408,362) (22,583,307)
Investor A ...................................................................................... (6,714,429) (16,016,348)
Investor C ...................................................................................... (309,111) (807,134)
Class K ....................................................................................... (2,025,917) (4,585,058)
Decrease in net assets resulting from distributions to shareholders ................................................... (19,457,819) (43,991,847)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 16,784,524  69,143,853
NET ASSETS
Total increase in net assets ............................................................................. 15,101,090  99,429,234
Beginning of period .................................................................................. 863,905,917  764,476,683
End of period ......................................................................................
$ 879,007,007  $ 863,905,917
(a)
  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
60
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 9.69  $ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Net investment income
(a)
....................
0 .25  0 .53  0 .54  0 .47  0 .38  0 .33
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .37  ( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24
Net increase (decrease) from investment operations ... 0.20  0.90  0.47  0.90  (0.96) 0.57
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .22 ) ( 0 .53 ) ( 0 .53 ) ( 0 .47 ) ( 0 .39 ) ( 0 .34 )
From net realized gain ...................... —  —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................... (0.22) (0.53) (0.53) (0.47) (0.40) (0.54)
Net asset value, end of period ................. $ 9.67  $ 9.69  $ 9.32  $ 9.38  $ 8.95  $ 10.31
Total Return
(c)
Based on net asset value ..................... 2.09%
(d)
9.87% 5.14% 10.31% (9.27)% 5.61%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.63%
(f)
0.64% 0.63% 0.63% 0.60% 0.61%
Total expenses after fees waived and/or reimbursed ...
0.42%
(f)
0.39% 0.38% 0.39% 0.41% 0.40%
Net investment income ......................
5.21%
(f)
5.56% 5.71% 5.12% 4.06% 3.17%
Supplemental Data
Net assets, end of period (000) ................. $ 467,890  $ 442,981  $ 378,123  $ 342,754  $ 340,824  $ 447,218
Portfolio turnover rate
(g)
....................... 77% 106% 80% 65% 60% 45%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 96% 152% 120% 95% 103% 88%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 9.69  $ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Net investment income
(a)
....................
0 .24  0 .51  0 .52  0 .44  0 .36  0 .30
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .37  ( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24
Net increase (decrease) from investment operations ... 0.19  0.88  0.45  0.87  (0.98) 0.54
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .21 ) ( 0 .51 ) ( 0 .51 ) ( 0 .44 ) ( 0 .37 ) ( 0 .31 )
From net realized gain ...................... —  —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................... (0.21) (0.51) (0.51) (0.44) (0.38) (0.51)
Net asset value, end of period ................. $ 9.67  $ 9.69  $ 9.32  $ 9.38  $ 8.95  $ 10.31
Total Return
(c)
Based on net asset value ..................... 1.97%
(d)
9.61% 4.88% 10.03% (9.51)% 5.36%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.84%
(f)
0.86% 0.85% 0.83% 0.81% 0.82%
Total expenses after fees waived and/or reimbursed ...
0.67%
(f)
0.64% 0.63% 0.64% 0.66% 0.65%
Net investment income ......................
4.96%
(f)
5.31% 5.46% 4.87% 3.83% 2.91%
Supplemental Data
Net assets, end of period (000) ................. $ 305,470  $ 315,821  $ 292,449  $ 303,048  $ 322,849  $ 401,138
Portfolio turnover rate
(g)
....................... 77% 106% 80% 65% 60% 45%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 96% 152% 120% 95% 103% 88%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 9.70  $ 9.33  $ 9.39  $ 8.96  $ 10.31  $ 10.29
Net investment income
(a)
....................
0 .20  0 .44  0 .44  0 .38  0 .29  0 .23
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .37  ( 0 .06 ) 0 .42  ( 1 .33 ) 0 .23
Net increase (decrease) from investment operations ... 0.15  0.81  0.38  0.80  (1.04) 0.46
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .17 ) ( 0 .44 ) ( 0 .44 ) ( 0 .37 ) ( 0 .30 ) ( 0 .24 )
From net realized gain ...................... —  —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................... (0.17) (0.44) (0.44) (0.37) (0.31) (0.44)
Net asset value, end of period ................. $ 9.68  $ 9.70  $ 9.33  $ 9.39  $ 8.96  $ 10.31
Total Return
(c)
Based on net asset value ..................... 1.59%
(d)
8.80% 4.11% 9.18% (10.12)% 4.50%
Ratios to Average Net Assets
(e)
Total expen ses ............................
1.61%
(f)
1.61% 1.61% 1.60% 1.59% 1.59%
Total expenses after fees waived and/or reimbursed ...
1.42%
(f)
1.39% 1.38% 1.39% 1.41% 1.40%
Net investment income ......................
4.20%
(f)
4.57% 4.71% 4.12% 3.08% 2.18%
Supplemental Data
Net assets, end of period (000) ................. $ 17,222  $ 17,420  $ 19,338  $ 21,541  $ 23,296  $ 29,565
Portfolio turnover rate
(g)
....................... 77% 106% 80% 65% 60% 45%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 96% 152% 120% 95% 103% 88%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 9.72  $ 9.35  $ 9.41  $ 8.98  $ 10.33  $ 10.30
Net investment income
(a)
....................
0 .25  0 .54  0 .55  0 .47  0 .39  0 .34
Net realized and unrealized gain (loss) ...........
( 0 .05 ) 0 .37  ( 0 .07 ) 0 .43  ( 1 .33 ) 0 .23
Net increase (decrease) from investment operations ... 0.20  0.91  0.48  0.90  (0.94) 0.57
Distributions
(b)
– – – – – –
From net investment income ................. ( 0 .22 ) ( 0 .54 ) ( 0 .54 ) ( 0 .47 ) ( 0 .40 ) ( 0 .34 )
From net realized gain ...................... —  —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................... (0.22) (0.54) (0.54) (0.47) (0.41) (0.54)
Net asset value, end of period ................. $ 9.70  $ 9.72  $ 9.35  $ 9.41  $ 8.98  $ 10.33
Total Return
(c)
Based on net asset value ..................... 2.11%
(d)
9.91% 5.19% 10.35% (9.10)% 5.66%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.54%
(f)
0.55% 0.55% 0.54% 0.52% 0.52%
Total expenses after fees waived and/or reimbursed ...
0.37%
(f)
0.34% 0.33% 0.34% 0.36% 0.35%
Net investment income ......................
5.26%
(f)
5.61% 5.76% 5.17% 4.13% 3.22%
Supplemental Data
Net assets, end of period (000) ................. $ 88,425  $ 87,684  $ 74,566  $ 73,413  $ 79,942  $ 102,690
Portfolio turnover rate
(g)
....................... 77% 106% 80% 65% 60% 45%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 96% 152% 120% 95% 103% 88%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
64
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
66
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
68
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities,
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Managed Income Azuria Water Solutions, Inc., Delayed Draw 1st Lien Term Loan .. $ 22,043 $ 21,988 $ 21,967 $ (21)
Managed Income Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... 26,840 26,840 26,785 (55)
Managed Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 69,213 68,750 66,444 (2,306)
Managed Income
Coreweave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... 86,408 85,544 88,118 2,574
Managed Income CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 4,970 4,970 4,714 (256)
Managed Income Indigo, Delayed Draw 1st Lien Term Loan ................ 188,665 186,778 188,665 1,887
Managed Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 8,672 8,662 8,654 (8)
Managed Income Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 30,194 30,194 30,232 38
Managed Income Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 15,892 15,893 15,912 19
Managed Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 6,914 6,879 6,817 (62)
$ 1,810

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
J.P. Morgan Securities LLC .......................... $ 256,588 $ (256,588) $ — $ —
Nomura Securities International, Inc. .................... 18,752 (18,752) — —
$ 275,340 $ (275,340) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
70
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 385,701 $ 85,628 $ 471,329
Average Daily Net Assets Administration Fees
First $500 million 0 .0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
72
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  June 30, 2026 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  June 30, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $3,131 .
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of  waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation  described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026 , the amount waived was $ 19,757 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the Manager waived $51,569 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2027. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/
or reimbursed investment advisory fees of $384,828 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the six months ended June 30, 2026, the amount was $179,382.
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 45,304 $ 30,856 $ 1,712 $ 8,720 $ 86,592
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 323 $ 1,127 $ 147 $ 88 $ 1,685
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 204,092 $ 73,602 $ 5,562 $ 1,274 $ 284,530
Investor A $ 10,421
Investor C 700
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0 .09% 0 .09% 0 .09% 0 .04%

Notes to Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended
December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026, the Fund paid BIM $917 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees . For the six months  ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
For the six months ended June 30, 2026, purchases and sales related to equity-linked notes were $215,568,735 and $204,326,769, respectively.
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 45,304 $ 90,803
Investor A ..................................................................................... 27,311 —
Investor C ..................................................................................... 1,712 1,278
Class K ...................................................................................... 8,720 1,274
$ 83,047 $ 93,355
Purchases ............................................................................................................... $ 14,429,706
Sales ................................................................................................................... 10,465,284
Net Realized Gain .......................................................................................................... 280,424
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Managed Income ...................................................... $ 193,972,311 $ 188,811,735 $ 401,805,490 $ 402,606,898

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
74
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $68,708,938.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Managed Income ................................................. $ 885,760,781 $ 23,661,124 $ (13,816,121) $ 9,845,003

Notes to Financial Statements
(unaudited) (continued)
75
Notes to Financial Statements
inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
76
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
4,952,841 $ 47,981,314 11,550,214 $ 110,545,696
Shares issued in reinvestment of distributions ........................
1,072,389 10,391,125 2,349,437 22,543,747
Shares redeemed .........................................
(3,366,283) (32,609,442) (8,749,782) (83,312,464)
2,658,947 $ 25,762,997 5,149,869 $ 49,776,979
Investor A
Shares sold and automatic conversion of shares .......................
2,786,493 $ 27,043,886 7,838,147 $ 74,981,323
Shares issued in reinvestment of distributions ........................
691,174 6,697,573 1,662,887 15,957,049
Shares redeemed .........................................
(4,487,425) (43,455,355) (8,281,346) (79,040,554)
(1,009,758) $ (9,713,896) 1,219,688 $ 11,897,818
Investor C
Shares sold .............................................
138,420 $ 1,341,395 258,096 $ 2,477,157
Shares issued in reinvestment of distributions ........................
31,863 309,066 83,854 805,048
Shares redeemed and automatic conversion of shares ..................
(187,325) (1,814,874) (618,319) (5,890,136)
(17,042) $ (164,413) (276,369) $ (2,607,931)
Class K
Shares sold .............................................
867,286 $ 8,425,338 2,077,966 $ 19,907,984
Shares issued in reinvestment of distributions ........................
192,154 1,867,731 437,125 4,206,559
Shares redeemed .........................................
(966,707) (9,393,233) (1,468,543) (14,037,556)
92,733 $ 899,836 1,046,548 $ 10,076,987
1,724,880 $ 16,784,524 7,139,736 $ 69,143,853

Additional Information
77
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
78
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
79
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2026 (the
“April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Managed Income Fund (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the
Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the
Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance
Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the
Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
80
information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the
Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, second and first quartiles, respectively, against its
Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
81
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. In addition, the Board noted that the Fund is party to an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information
82
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds II
BlackRock Retirement Income 2030 Fund

Table of Contents
Page
2

Additional Financial Information:
Consolidated Schedule of Investments (unaudited) .................................................................................. 23
Consolidated Statement of Assets and Liabilities (unaudited) ............................................................................ 116

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Retirement Income 2030 Fund
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 98.1%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 419,818 $ 4,475,264
Total Long-Term Investments — 98.1%
(Cost: $ 4,443,406 ) ................................ 4,475,264
Security Shares Value
Short-Term Securities
Money Market Funds — 2 .2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(a) (b)
.................. 99,114 $ 99,114
Total Short-Term Securities — 2 .2%
(Cost: $ 99,114 ) ................................. 99,114
Total Investments — 100 .3%
(Cost: $ 4,542,520 )
(c)
.............................. 4,574,378
Liabilities in Excess of Other Assets — (0.3) % ............ (15,765)
Net Assets — 100.0% .............................. $ 4,558,613
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 90,664 $ 8,450
(a)
$ — $ — $ — $ 99,114 99,114 $ 1,523 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,503,951 — (69,999) (1,004) 42,316 4,475,264 419,818 138,925 —
$ (1,004) $ 42,316 $ 4,574,378 $ 140,448 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Retirement Income 2030 Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,475,264 $ — $ — $ 4,475,264
Short-Term Securities
Money Market Funds ...................................... 99,114 — — 99,114
$ 4,574,378 $ — $ — $ 4,574,378

Statement of Assets and Liabilities
June 30, 2026
5
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
ASSETS
Investments, at value — affiliated
(a)
.......................................................................................... $ 4,574,378
Receivables: –
Dividends — affiliated ................................................................................................. 23,718
From the Manager ................................................................................................... 16,674
Prepaid e xpenses ..................................................................................................... 39,539
Total a ssets .........................................................................................................
4,654,309
LIABILITIES
Payables: –
Accounting services fees ............................................................................................... 7,292
Capital shares redeemed ............................................................................................... 25
Custodian fees ...................................................................................................... 409
Income dividend distributions ............................................................................................ 32,901
Printing and postage fees .............................................................................................. 5,248
Professional fees .................................................................................................... 45,593
Registration fees .................................................................................................... 13
Transfer agent fees .................................................................................................. 796
Other accrued expenses ............................................................................................... 3,419
Total li abilities ........................................................................................................
95,696
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 4,558,613
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 4,617,895
Accumulated loss ..................................................................................................... (59,282)
NET ASSETS ........................................................................................................
$ 4,558,613
(a)
  Investments, at cost — affiliated ................................................................................... $ 4,542,520

Statement of Assets and Liabilities
(continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
6
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 4,370,306
Shares outstanding ...................................................................................................
50,620.23
Net asset value .....................................................................................................
$ 86.34
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 188,307
Shares outstanding ...................................................................................................
2,181.84
Net asset value .....................................................................................................
$ 86.31
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
Six Months Ended June 30, 2026
7
Statement of Operations
BlackRock
Retirement
Income 2030
Fund
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 140,448
Interest — unaffiliated ................................................................................................ 22
Total investment income ................................................................................................
140,470
EXPENSES
Professional ...................................................................................................... 48,521
Registration ...................................................................................................... 16,835
Accounting services ................................................................................................. 16,090
Printing and postage ................................................................................................ 5,098
Trustees and Officer ................................................................................................. 3,898
Investment advisory ................................................................................................. 2,260
Custodian ........................................................................................................ 1,017
Administration .................................................................................................... 960
Administration — class specific ......................................................................................... 452
Service — class specific .............................................................................................. 220
Transfer agent — class specific ......................................................................................... 186
Miscellaneous ..................................................................................................... 3,620
Total expenses excluding interest expense ....................................................................................
99,157
Interest expense ................................................................................................... 7
Total e xpenses ......................................................................................................
99,164
Less: –
Administration fees waived ........................................................................................... (960)
Administration fees waived by the Manager — class specific ...................................................................... (452)
Fees waived and/or reimbursed by the Manager .............................................................................. (92,576)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................................... (179)
Total ex penses after fees waived and/or reimbursed .............................................................................
4,997
Net investment income .................................................................................................
135,473
REALIZED AND UNREALIZED GAIN (LOSS) $ 41,312
Net realized loss from:
Investments — affiliated ............................................................................................ $ (1,004)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................................................ 42,316
Net realized and unrealized gain ..........................................................................................
41,312
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 176,785
See notes to financial statements.

Statements of Changes in Net Assets

2026
BlackRock Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
BlackRock Retirement Income 2030 Fund
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 135,473 $ 292,543
Net realized loss .................................................................................. (1,004) (1,989)
Net change in unrealized appreciation (depreciation) .......................................................... 42,316 206,929
Net increase in net assets resulting from operations .............................................................
176,785 497,483
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................................... (189,594) (282,336)
Investor A ...................................................................................... (7,437) (10,207)
Return of capital: – –
Institutional ..................................................................................... — (99,609)
Investor A ...................................................................................... — (3,601)
Decrease in net assets resulting from distributions to shareholders ...................................................
(197,031) (395,753)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
16,438 4,020
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (3,808) 105,750
Beginning of period ..................................................................................
4,562,421 4,456,671
End of period ......................................................................................
$ 4,558,613 $ 4,562,421
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 86.72  $ 84.81  $ 86.28  $ 84.29  $ 103.18  $ 103.74
Net investment income
(a)
....................
2 .58  5 .55  5 .09  4 .83  4 .20  4 .09
Net realized and unrealized gain (loss) ...........
0 .79  3 .86  0 .94  3 .91  (16.13) 2 .85
Net increase (decrease) from investment operations ... 3.37  9.41  6.03  8.74  (11.93) 6.94
Distributions
(b)
– – – – – –
From net investment income ................. ( 3 .75 ) ( 5 .54 ) ( 5 .09 ) ( 4 .93 ) ( 4 .31 ) ( 5 .42 )
From net realized gain ...................... —  —  —  —  —  ( 0 .11 )
Return of capital .......................... —  ( 1 .96 ) ( 2 .41 ) ( 1 .82 ) ( 2 .65 ) ( 1 .97 )
Total distributions ........................... (3.75) (7.50) (7.50) (6.75) (6.96) (7.50)
Net asset value, end of period ................. $ 86.34  $ 86.72  $ 84.81  $ 86.28  $ 84.29  $ 103.18
Total Return
(c)
Based on net asset value ..................... 3.95%
(d)
11.53% 7.20% 10.85% (11.74)% 6.87%
Ratios to Average Net Assets
(e)
Total expen ses ............................
4.38%
(f)
4.02% 4.48% 5.06% 4.87% 5.91%
Total expenses after fees waived and/or reimbursed ...
0.21%
(f)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ......................
6.01%
(f)
6.46% 5.91% 5.72% 4.64% 3.92%
Supplemental Data
Net assets, end of period (000) ................. $ 4,370  $ 4,389  $ 4,312  $ 4,382  $ 4,267  $ 5,044
Portfolio turnover rate ........................ — % — % — % — % 1% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
10
BlackRock Retirement Income 2030 Fund
Investor A
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ............
$ 86.69  $ 84.78  $ 86.29  $ 84.29  $ 103.19  $ 103.74
Net investment income
(a)
....................
2 .47  5 .33  4 .89  4 .62  3 .97  3 .76
Net realized and unrealized gain (loss) ...........
0 .79  3 .87  0 .88  3 .92  (16.14) 2 .93
Net increase (decrease) from investment operations ... 3.26  9.20  5.77  8.54  (12.17) 6.69
Distributions
(b)
– – – – – –
From net investment income ................. ( 3 .64 ) ( 5 .39 ) ( 4 .94 ) ( 4 .78 ) ( 4 .17 ) ( 5 .22 )
From net realized gain ...................... —  —  —  —  —  ( 0 .11 )
Return of capital .......................... —  ( 1 .90 ) ( 2 .34 ) ( 1 .76 ) ( 2 .56 ) ( 1 .91 )
Total distributions ........................... (3.64) (7.29) (7.28) (6.54) (6.73) (7.24)
Net asset value, end of period ................. $ 86.31  $ 86.69  $ 84.78  $ 86.29  $ 84.29  $ 103.19
Total Return
(c)
Based on net asset value ..................... 3.82%
(d)
11.26% 6.89% 10.59% (11.98)% 6.62%
Ratios to Average Net Assets
(e)
Total expen ses ............................
4.67%
(f)
4.29% 4.98% 5.44% 5.40% 6.58%
Total expenses after fees waived and/or reimbursed ...
0.46%
(f)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................
5.76%
(f)
6.21% 5.68% 5.47% 4.39% 3.61%
Supplemental Data
Net assets, end of period (000) ................. $ 188  $ 173  $ 145  $ 234  $ 231  $ 286
Portfolio turnover rate ........................ — % — % — % — % 1% 5%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
11
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Retirement Income 2030 Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing substantially all of its assets in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"), a series of the Trust. The unaudited Schedule of Investments and Statement of Assets and Liabilities as of June 30, 2026 for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. Multi-Asset Income's audited financial statements as of July 31, 2025 are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The Fund intends to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital.
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
12
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund's investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rate of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the class specific service fees borne directly by Investor A Shares of the Fund were $220.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 billion - $3 billion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2028. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $33.
With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current, expense limitations as a percentage of average daily net assets are as follows:
Prior to June 1, 2026, the expense limitation as a percentage of average daily net asset were 0.25% for Institutional and 0.50% for Investor A.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2028, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $92,543 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which are included in administration fees waived in the Statement of Operations. For the six months ended June 30, 2026, the amount was $960.
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Total
Administration fees - class specific .................................................................... $ 434 $ 18 $ 452
Institutional Investor A Total
Reimbursed Amount .............................................................................. $ 12 $ 27 $ 39
Institutional Investor A Total
Transfer agent fees - class specific .................................................................... $ 143 $ 43 $ 186
Institutional Investor A
Expense Limitations .................................................................................. 0. 00% 0. 2 5%

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
14
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the  contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of June 30, 2026, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
5. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments in the underlying funds, excluding short-term securities, were as follows:
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $28,578.
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 434 $ 136
Investor A ..................................................................................... 18 43
$ 452 $ 179
Expiring December 31,
Fund Level/Share Class 2026 2027 2028
Fund Level ..................................................................... $ 193,124 $ 169,157 $ 93,503
Institutional ..................................................................... 1,216 1,579 570
Investor A ...................................................................... 153 105 61
Other Securities
Fund Name Sales
Retirement Income 2030 ................................................................................................. $ 70,000

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Fund did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,542,520 $ 31,858 $ – $ 31,858
d
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold ..........................................
162 $ 14,088 266 $ 22,745
Shares redeemed ......................................
(153) (13,492) (493) (42,856)
9 $ 596 (227) $ (20,111)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
16
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
222 $ 19,223 315 $ 26,517
Shares redeemed ......................................
(39) (3,381) (28) (2,386)
183 $ 15,842 287 $ 24,131
192 $ 16,438 60 $ 4,020
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 48,676 1,324

Additional Information
17
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
18
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement
19
Disclosure of Investment Advisory Agreement
The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2026 (the
“April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Retirement Income 2030 Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the
Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance
Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the
Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information
20
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the
Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by the weakness of dividend-oriented equities relative to the strength of the broader equities which the peer group holds. The Board and
BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance, including the Fund’s investment personnel and the resources appropriate to support the Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds

Disclosure of Investment Advisory Agreement
(continued)
21
Disclosure of Investment Advisory Agreement
the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the varying fee structures for fund of funds can limit the value of management fee comparisons. The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. After discussions between the Board, including the Independent
Board Members, and BlackRock, the Board and BlackRock agreed to a lower contractual expense cap, on a class-by-class basis. The contractual expense cap reduction was implemented on June 1, 2026.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
22
Additional Financial Information
Consolidated Schedule of Investments (Unaudited)
June 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2026
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Consolidated Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a) (b)
.......... USD 6,000 $ 6,000,227
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.99%, 07/20/38
(a) (b)
.......... 10,000 10,017,720
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.03%, 02/15/37
(a) (c)
................ EUR 490 568,844
Abry Liquid Credit CLO Ltd.
(a)(b)
Series 2025-2A, Class A1, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.99%,
01/15/38 ..................... USD 5,000 5,006,447
Series 2026-3A, Class A1, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 4.90%,
04/20/39 ..................... 4,000 4,002,456
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.09%, 08/18/44
(a) (b)
2,000 2,000,668
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 04/22/38
(a) (b)
.......... 2,750 2,752,342
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.02%, 07/17/37 ................ 5,000 5,007,485
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.58%, 07/17/37 ................ 1,000 1,002,500
AIMCO CLO 27 Ltd., Series 2026-27A, Class
A1, (3-mo. CME Term SOFR at 1.14% Floor +
1.14%), 4.82%, 04/20/39
(a) (b)
.......... 2,500 2,497,553
AMSR Trust
(b)
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,897,587
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ..................... 500 475,334
Series 2026-SFR1, Class F1, 3.78%,
04/17/43 ..................... 5,769 4,978,350
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.06%, 07/22/37
(a) (b)
700 700,841
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.09%, 07/20/38
(a) (b)
7,000 7,010,863
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a) (b)
3,000 3,006,000
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 4.98%, 10/20/38
(a) (b)
10,000 10,012,993
Anchorage Capital CLO 32 Ltd.
(a)(b)
Series 2025-32A, Class A, (3-mo. CME Term
SOFR at 1.62% Floor + 1.62%), 5.29%,
07/15/37 ..................... 8,000 8,017,610
Series 2025-32AR, Class A1R, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
0.00%, 07/15/39 ................ 8,000 8,000,000
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.98%, 10/20/38
(a) (b)
.......... 2,000 2,003,716
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/15/37
(a) (b)
.......... 10,000 10,019,770
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 10/25/38 ................ USD 2,000 $ 2,003,004
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
10/25/38 ..................... 1,809 1,815,601
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.47%, 07/25/39
(a) (c)
................ EUR 530 610,332
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.19%, 07/25/43
(a) (b)
................ USD 10,000 10,016,757
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.02%, 12/17/29
(a) (b)
................ 10,060 10,059,347
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a) (b)
..... 9,000 9,008,613
Ares LXX CLO Ltd., Series 2023-70A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 01/25/39
(a) (b)
......... 3,000 3,003,012
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 07/15/38
(a) (b)
.......... 2,000 2,003,961
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
..... 4,000 4,008,263
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 01/15/39
(a) (c)
................ EUR 770 881,594
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/39
(a) (b)
................ USD 8,000 8,010,047
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.35%, 10/15/38
(a) (c)
................ EUR 350 401,505
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.00%, 04/15/38
(a) (c)
................ 530 607,878
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.25%, 01/15/38
(a) (c)
................ 570 655,978
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 07/20/37 ................ USD 5,000 5,008,563
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.38%, 07/20/37 ................ 1,000 1,002,617
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a) (b)
.......... 4,500 4,502,187
BBAM US CLO VII Ltd.
(a)(b)
Series 2026-7A, Class A1, (3-mo. CME Term
SOFR at 1.23% Floor + 1.23%), 0.00%,
07/27/39 ..................... 5,000 5,000,000
Series 2026-7A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 0.00%,
07/27/39 ..................... 1,500 1,500,000
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.01%, 01/25/35 ................ 171 181,982

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.10%, 09/25/36 ................ USD 216 $ 212,436
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 03/25/37 ................ 1,420 1,352,745
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 03/25/37 ................ 1,170 1,125,684
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 04/25/37 ................ 2,870 2,799,181
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.28%,
04/25/34
(a)
...................... 693 694,448
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 4.95%, 10/20/38
(a) (b)
5,000 5,005,898
Benefit Street Partners CLO IV Ltd., Series 2014-
IVA, Class AR5, (3-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.93%, 10/20/38
(a) (b)
2,500 2,502,145
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.86%, 04/20/38
(a) (b)
3,000 2,998,532
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
07/15/37
(a) (b)
..................... 2,200 2,203,126
Benefit Street Partners CLO XVIII Ltd., Series
2019-18A, Class AR2, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38
(a) (b)
..................... 6,400 6,404,953
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a) (b)
18,000 17,987,657
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 01/25/38
(a) (b)
5,100 5,105,710
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 4.98%, 10/23/38
(a) (b)
..... 10,000 10,012,687
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
4.94%, 01/19/38 ................ 2,500 2,502,091
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.28%,
01/19/38 ..................... 7,500 7,518,658
Birch Grove CLO 8 Ltd., Series 2024-8A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 4.97%, 04/20/39
(a) (b)
......... 10,000 10,014,885
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.06%,
10/22/37 ..................... 17,000 17,030,573
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.36%,
10/22/37 ..................... 2,000 2,005,194
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.90%, 04/20/38
(a) (b)
.......... 3,000 3,000,710
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.01%, 07/20/38
(a) (b)
.......... 10,000 10,017,717
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Buckhorn Park CLO Ltd., Series 2019-1A, Class
CRR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 5.53%, 07/18/34
(a) (b)
......... USD 2,500 $ 2,503,073
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 5.83%,
07/15/31 ..................... 1,500 1,500,000
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 5.93%,
07/15/30 ..................... 5,000 5,000,000
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................ 10,000 10,017,500
Series 2019-2A, Class AR2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/15/37 ................ 5,500 5,509,618
Series 2021-6A, Class A1R, (3-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.96%, 01/15/38 ................ 5,000 5,007,672
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................ 5,500 5,509,976
Series 2022-6A, Class A1R2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%),
4.90%, 10/25/38 ................ 5,000 5,004,449
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.01%, 04/25/36
(a)
. 2,876 2,622,586
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.98%, 03/31/38
(a) (b)
.......... 6,010 6,016,903
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.20%, 10/15/39
(a) (c)
.......... EUR 710 813,436
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................ USD 7,000 7,012,783
Series 2014-3A, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 03/31/38 ................ 1,500 1,499,273
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.67%, 01/17/35 ................ 6,000 5,997,051
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
01/18/38 ..................... 1,000 1,003,454
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.90%,
01/17/38 ..................... 2,700 2,701,601
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
01/17/38 ..................... 2,000 2,001,214
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................ 16,500 16,524,819
Series 2019-5A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 10/15/38 ................ 2,200 2,208,591
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.48%,
07/16/37 ..................... 10,000 10,014,032
Series 2020-4A, Class A1R, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 01/15/40 ................ 2,500 2,502,942

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/15/40 ..................... USD 2,000 $ 2,003,380
Series 2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.09%, 07/25/37 ................ 2,000 2,001,495
Series 2021-1A, Class CR, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.77%,
07/25/37 ..................... 9,500 9,508,848
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ..................... 9,000 9,015,503
Series 2023-1A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.91%, 10/15/38 ................ 4,500 4,506,253
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.18%,
04/22/37 ..................... 3,000 3,002,104
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/21/37 ..................... 5,000 5,019,614
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
10/24/38 ..................... 5,000 5,008,750
Citigroup Mortgage Loan Trust, Series 2007-
AHL3, Class A3B, (1-mo. CME Term SOFR at
0.17% Floor + 0.28%), 3.93%, 07/25/45
(a)
. 1,648 1,191,397
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 4.23%,
08/25/36
(a)
...................... 2,945 2,764,003
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 10 9,538
Series 1997-7, Class M1, 7.03%, 07/15/28 . 569 573,954
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 10/15/37
(a) (c)
................ EUR 770 875,624
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.42%, 11/20/38
(a) (c)
................ 680 774,637
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.10%,
07/25/37
(a) (b)
..................... USD 1,010 673,294
CTM CLO Ltd.
(a)(b)
Series 2025-2A, Class A1, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.00%,
10/20/38 ..................... 7,500 7,513,747
Series 2026-4A, Class A1, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 0.00%,
07/20/39 ..................... 5,000 5,000,000
Cumulus Static CLO DAC, Series 2024-1X,
Class D, (3-mo. EURIBOR at 3.70% Floor +
3.70%), 5.98%, 11/15/33
(a) (c)
.......... EUR 166 190,284
CWABS Asset-Backed Certificates Trust, Series
2006-22, Class M1, (1-mo. CME Term SOFR
at 0.35% Floor + 0.46%), 4.11%, 05/25/47
(a)
USD 2,236 2,188,504
Deephaven Residential Mortgage Trust, Series
2026-CES1, Class A1A, 5.31%, 03/25/61
(b) (d)
4,815 4,800,108
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.99%,
04/20/38 ..................... 9,000 9,015,358
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.58%,
04/20/38 ..................... 5,000 5,010,351
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 01/15/38
(a) (b)
..... USD 5,000 $ 5,007,454
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 4.95%, 04/15/39
(a) (b)
..... 10,000 10,015,137
Diameter Capital CLO 7 Ltd., Series 2024-7AR,
Class A1R, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 0.00%, 07/20/39
(a) (b)
..... 5,000 5,000,000
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.08%, 10/20/37
(a) (b)
..... 4,810 4,818,613
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.85%, 04/20/38
(a) (b)
..... 3,000 2,998,026
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 5.99%, 07/18/30
(a) (b)
..... 2,000 2,006,873
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.95%, 03/31/38
(a) (b)
.......... 2,500 2,503,260
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.40%, 01/15/38
(a) (c)
................ EUR 1,340 1,529,500
Elmwood CLO 14 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 4.98%, 10/20/38
(a) (b)
......... USD 3,000 3,004,347
Elmwood CLO 20 Ltd., Series 2022-7A, Class
AR2, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 4.83%, 01/20/39
(a) (b)
......... 3,000 3,001,500
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.38%, 01/17/38
(a) (b)
.......... 1,000 999,350
Elmwood CLO 40 Ltd., Series 2025-3A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.92%, 03/22/38
(a) (b)
.......... 5,000 5,004,124
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.38%, 10/20/37
(a) (b)
......... 2,000 2,005,315
Elmwood CLO III Ltd., Series 2019-3A, Class
A1RR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.06%, 07/18/37
(a) (b)
..... 2,500 2,502,444
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor
+ 1.80%), 5.48%, 04/20/38
(a) (b)
......... 1,500 1,502,602
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%),
4.10%, 10/25/34 ................ 1,162 1,079,902
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.00%, 10/25/36 ................ 2,676 1,696,703
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.08%, 10/25/36 ................ 1,569 1,006,346
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.91%, 12/25/36 ................ 1,621 1,409,129
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.32%, 01/25/36 ................ 2,624 2,601,806
FirstKey Homes Trust, Series 2022-SFR1, Class
E1, 5.00%, 05/19/39
(b)
.............. 6,000 5,929,743
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 07/15/36
(a) (b)
.......... 2,000 1,996,220

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... USD 2,900 $ 2,875,354
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.02%,
08/19/42 ..................... 10,740 10,727,015
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.09%,
01/19/44 ..................... 704 704,267
Garnet CLO 4 Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 01/20/39
(a) (b)
.......... 2,500 2,502,418
GoldenTree Loan Management US CLO 17 Ltd.,
Series 2023-17A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.33%,
01/20/39
(a) (b)
..................... 2,500 2,507,161
GoldenTree Loan Management US CLO 9 Ltd.,
Series 2021-9A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.91%,
04/20/37
(a) (b)
..................... 8,000 8,004,328
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.02%,
10/20/37
(a) (b)
..................... 17,000 17,024,123
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
10/25/37
(a) (b)
..................... 2,350 2,353,381
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 10/25/37
(a) (b)
2,000 2,003,335
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.07%, 07/25/37
(a) (b)
2,000 2,002,865
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.34%, 10/25/37
(a) (b)
3,000 3,005,788
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.01%, 07/20/38
(a) (b)
2,500 2,504,812
GreenPoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
......... 3,059 1,501,709
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.41%, 10/15/42
(a) (b)
7,000 7,009,952
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.46%,
12/25/35
(a)
.................... 1,025 453,465
Series 2006-4, Class 1A1, 3.98%, 03/25/36
(a)
2,224 1,511,294
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.12%,
03/25/36
(a)
.................... 3,150 858,479
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,098 699,051
Series 2007-9, Class A3A, 7.00%, 10/25/37 3,597 1,335,971
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 11/25/36 ................ 5,621 2,526,754
Series 2006-HE5, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.56%),
4.21%, 08/25/36 ................ 2,129 1,776,528
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
4.24%, 08/25/36 ................ 1,121 972,384
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.09%, 04/20/34
(a) (b)
.......... USD 1,750 $ 1,752,120
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.73%, 01/30/35
(a) (b)
.......... 3,500 3,504,086
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.03%, 01/20/38
(a) (b)
......... 4,000 4,006,010
Hambridge Euro CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.54%, 10/20/38
(a) (c)
................ EUR 710 822,990
Henley CLO XI DAC, Series 11X, Class D,
(3-mo. EURIBOR at 2.60% Floor + 2.60%),
4.76%, 04/25/39
(a) (c)
................ 1,120 1,279,913
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.30%, 01/15/38
(a) (c)
................ 680 782,128
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.06%, 05/25/37
(a)
.......... USD 2,064 1,817,285
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.06%, 07/18/38
(a) (b)
.......... 2,000 2,004,242
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.48%,
04/20/35 ..................... 3,125 3,129,408
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.83%,
04/20/35 ..................... 5,000 5,006,164
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 4.96%,
07/25/36
(a)
...................... 2,975 2,696,215
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class B, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 5.53%, 07/20/37
(a) (b)
..... 4,000 4,014,218
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.06%, 10/22/37
(a) (b)
..... 10,000 10,018,034
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.91%, 04/22/36
(a) (b)
..... 4,000 4,004,184
Kennedy Lewis CLO 2 Ltd., Series 2A, Class
AR2, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 10/22/37
(a) (b)
......... 7,965 7,979,800
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
BRR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.43%, 07/20/37
(a) (b)
......... 2,750 2,754,134
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 01/20/38
(a) (b)
.......... 3,000 3,004,500
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.06%, 12/25/37
(a)
........... 4,004 4,144,316
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.28%,
08/25/45 ..................... 1,170 1,137,721
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.06%,
05/25/36 ..................... 18,971 9,818,742
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.06%,
07/25/36 ..................... 5,365 2,143,869

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.07%,
08/25/36 ..................... USD 5,599 $ 2,931,209
Series 2006-9, Class 2A2, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 3.98%,
10/25/36 ..................... 1,633 500,683
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.36%, 01/25/36 ................ 1,089 985,974
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 5.62%, 04/25/37
(a) (b)
1,700 1,703,260
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.86%, 03/25/38
(a) (b)
2,000 1,998,996
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.10%, 08/15/37
(a) (b)
..... 5,000 5,011,062
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.28%,
06/25/36
(a) (b)
..................... 1,512 1,426,997
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.09%,
02/18/43
(a) (b)
..................... 6,536 6,545,587
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 560 110,997
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.33%,
07/20/39
(a) (b)
..................... 1,700 1,704,586
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class AR, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.91%,
10/16/37
(a) (b)
..................... 3,500 3,502,800
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.01%,
10/20/38 ..................... 6,500 6,511,535
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
10/20/38 ..................... 1,000 1,001,110
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 01/20/38 ................ 6,000 6,010,500
Series 2020-1A, Class ARR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.86%, 01/15/38 ................ 10,000 9,994,034
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 01/15/38 ................ 3,500 3,499,042
Series 2023-2A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.03%, 07/20/38 ................ 5,000 5,008,677
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.31%,
10/22/37 ..................... 4,000 4,011,225
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
137 137,378
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,116 722,178
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
244 74,367
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 01/26/38 ................ USD 3,700 $ 3,711,315
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 07/26/38 ................ 5,000 5,008,418
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 07/20/37 ................ 5,000 5,008,384
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.68%, 07/20/37 ................ 1,000 1,001,039
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.05%, 07/20/37 ................ 15,000 15,025,585
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.86%, 04/20/38 ................ 6,334 6,330,833
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/20/37 ................ 4,500 4,513,444
Series 2021-23A, Class AR2, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.87%, 01/17/39 ................ 5,000 5,002,452
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.10%, 07/20/37 ................ 5,000 5,000,000
Series 2024-32A, Class A1R, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
4.83%, 07/23/39 ................ 3,000 3,000,750
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
04/16/38 ..................... 1,500 1,496,420
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.13%, 04/20/37
(a) (b)
..... 1,000 1,001,245
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/21/38
(a) (b)
..... 1,500 1,500,892
OHA Credit Funding 22 Ltd., Series 2025-22A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.01%, 07/20/38
(a) (b)
..... 2,000 2,000,790
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a) (b)
..... 2,000 2,002,673
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.33%, 10/20/37
(a) (b)
5,000 5,012,886
OHA Credit Funding Ltd., Series 2024-17RA,
Class A1, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.82%, 04/20/39
(a) (b)
..... 2,500 2,497,708
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.07%, 04/23/37
(a) (b)
..... 2,000 2,002,383
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/21/37
(a) (b)
..... 3,000 3,007,756
OHA Credit Partners XVII Ltd., Series 2024-17A,
Class A, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/18/38
(a) (b)
..... 3,000 3,004,346
OHA Loan Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.10% Floor
+ 2.10%), 5.78%, 07/20/37
(a) (b)
......... 3,265 3,269,049

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.45%, 08/14/38 ................ USD 2,360 $ 2,364,201
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
10/15/38 ..................... 5,000 5,015,000
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/15/38 ..................... 4,850 4,862,655
Series 2023-1A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.93%,
01/20/38 ..................... 5,000 5,004,623
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
07/20/37 ..................... 8,000 8,015,825
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/15/38 ..................... 1,000 1,000,599
Park Blue CLO Ltd.
(a)(b)
Series 2025-9A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/20/38 ..................... 2,000 2,004,013
Series 2026-11A, Class A1, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.89%,
07/20/39 ..................... 5,000 5,000,000
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.14%,
08/18/43
(a) (b)
..................... 1,000 1,000,760
Pikes Peak CLO 18, Series 2025-18A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.90%, 04/20/38
(a) (b)
.......... 5,000 5,001,250
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.63%, 10/25/34
(a) (b)
.......... 1,600 1,602,479
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/27/38
(a) (b)
.......... 3,000 3,003,321
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 4,954 4,803,595
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,922,067
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 498,507
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 917,024
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.31%, 03/19/43
(a) (b)
.......... 2,740 2,742,883
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.68%, 04/23/34
(a) (b)
.......... 3,750 3,762,430
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 01/15/35
(a) (b)
.......... 3,500 3,504,365
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (b)
.......... 5,600 5,607,600
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.58%, 10/20/38
(a) (b)
......... 1,250 1,253,889
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.08%, 07/17/37
(a) (b)
......... 10,500 10,517,647
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor
+ 1.60%), 5.28%, 10/20/38
(a) (b)
......... 1,320 1,325,028
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 01/15/38
(a) (b)
......... USD 2,250 $ 2,248,886
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.00%, 01/20/38
(a) (b)
..... 3,000 3,004,003
Renaissance Home Equity Loan Trust, Series
2004-4, Class MF2, 5.82%, 02/25/35
(d)
... 1,104 991,425
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.59%, 04/20/34 ................ 3,500 3,503,350
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.74%,
10/20/30 ..................... 2,300 2,304,335
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 5.62%,
05/20/31 ..................... 1,000 1,000,246
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.10%,
10/20/31 ..................... 341 341,435
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.74%,
10/20/31 ..................... 1,125 1,125,520
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.14%,
10/20/31 ..................... 700 702,716
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.16%, 10/25/37 EUR 970 1,114,898
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 1,270 1,464,978
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.05%, 04/15/36
(a) (b)
................ USD 1,500 1,500,332
RR 21 Ltd., Series 2022-21A, Class A2R, (3-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 07/15/39
(a) (b)
................ 2,000 2,000,416
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.76%, 01/30/38
(a) (b)
..... 1,250 1,254,937
Sandstone Peak III Ltd., Series 2024-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 4.95%, 04/25/37
(a) (b)
......... 2,000 2,003,000
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.03%, 07/22/38
(a) (b)
.......... 3,000 3,006,723
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.70%, 07/15/38
(a) (c)
.......... EUR 650 744,771
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.96%, 01/22/38
(a) (b)
..... USD 5,000 5,004,585
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A1R2, (3-mo. CME Term SOFR at 1.23%
Floor + 1.23%), 4.86%, 04/25/37
(a) (b)
..... 5,000 5,002,500
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (b)
.......... 5,000 5,008,742
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 03/31/38
(a) (b)
.......... 5,000 5,012,710
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a) (c)
................ EUR 710 817,732

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/20/38
(a) (b)
..... USD 3,250 $ 3,251,934
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.28%, 07/17/38 ................ 3,000 3,011,025
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.53%, 07/17/38 ................ 1,000 1,002,582
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1R2, (3-mo. CME Term SOFR at
1.17% Floor + 1.17%), 4.84%, 01/21/39
(a) (b)
3,000 2,999,139
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.93%, 10/17/38
(a) (b)
..... 5,000 5,005,915
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.50%, 08/25/38
(a) (c)
................ EUR 590 680,839
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.18%, 07/15/34
(a) (b)
..... USD 2,250 2,252,864
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.08%, 10/25/36 ................ 4,337 2,952,004
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.22%, 01/25/37
(b)
............... 1,206 685,708
Symetra CLO Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.97%, 04/20/38
(a) (b)
.......... 2,000 2,001,771
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.63%, 10/20/37
(a) (b)
......... 1,000 1,000,000
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 07/24/38
(a) (b)
......... 1,500 1,504,829
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class DR, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.29%, 07/16/40
(a) (c)
..... EUR 550 628,430
TICP CLO Ltd., Series RE2C8P, Class CR2,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 5.83%, 01/15/34
(a) (b)
.......... USD 1,650 1,656,637
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
5.05%, 01/15/34 ................ 1,945 1,945,070
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
5.43%, 01/15/34 ................ 2,000 1,999,898
TPG CLO Ltd., Series 2025-1A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor + 1.37%),
5.04%, 07/15/37
(a) (b)
................ 3,000 3,006,115
Trestles CLO V Ltd., Series 2021-5AR, Class
A1R2, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.90%, 07/20/39
(a) (b)
..... 5,000 5,000,000
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a) (b)
......... 2,000 1,998,953
Trestles CLO VIII Ltd., Series 2025-8A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.93%, 07/20/39
(a) (b)
......... 5,000 5,004,755
Tricon American Homes Trust, Series 2020-
SFR2, Class E2, 3.08%, 11/17/39
(b)
..... 1,000 960,373
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ..................... USD 7,000 $ 7,013,598
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ..................... 1,000 1,002,606
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a) (b)
.......... 2,000 2,004,418
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 01/23/39
(a) (b)
......... 8,000 8,006,400
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/23/37
(a) (b)
.......... 6,000 6,010,631
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
................. GBP 1,183 1,634,168
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.65%, 01/15/38
(a) (c)
................ EUR 1,010 1,169,299
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a) (c)
................ 2,060 2,372,879
Vista Point Securitization Trust, Series 2026-
CES2, Class A1, 5.42%, 05/25/56
(b) (d)
.... USD 4,899 4,898,819
Voya CLO Ltd.
(a)(b)
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR at 0.00% Floor + 2.35%),
6.02%, 07/14/31 ................ 500 501,721
Series 2018-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/15/37 ................ 2,775 2,779,859
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
07/20/37 ..................... 13,500 13,520,250
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.43%,
07/20/37 ..................... 1,000 1,003,166
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 10/21/38
(a) (b)
..... 2,750 2,753,577
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
4.07%, 10/25/36
(a)
................. 10,194 7,789,031
Wellington Management CLO 2 Ltd., Series
2024-2A, Class AR, (3-mo. CME Term SOFR
at 1.29% Floor + 1.29%), 4.96%, 04/20/39
(a) (b)
3,000 3,004,977
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.04%, 07/18/37
(a) (b)
6,300 6,309,884
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.83%, 04/18/38
(a) (b)
6,000 5,996,474
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 4.97%, 10/18/38
(a) (b)
3,000 3,003,900
Total Asset-Backed Securities — 10 .4%
(Cost: $ 1,107,258,759 ) ............................ 1,095,675,267

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
Airbus SE ......................... 17,037 $ 3,790,593
Axon Enterprise, Inc.
(e)
................ 817 458,018
BAE Systems plc .................... 543,615 13,322,173
Boeing Co. (The)
(e)
................... 45,279 9,801,545
BWX Technologies, Inc. ............... 5,252 1,022,302
Curtiss-Wright Corp. .................. 2,725 2,064,896
Dassault Aviation SA ................. 6,462 2,122,662
Elbit Systems Ltd. ................... 775 589,290
GE Aerospace ...................... 8,994 3,361,328
General Dynamics Corp. ............... 3,089 1,094,247
Hanwha Aerospace Co. Ltd. ............ 1,554 1,005,719
Hanwha Systems Co. Ltd. .............. 12,977 616,786
HEICO Corp. ...................... 4,732 1,685,491
Hensoldt AG ....................... 14,915 1,158,518
Hexcel Corp. ....................... 7,136 714,028
Honeywell Aerospace, Inc.
(e)
............ 2,336 516,443
Howmet Aerospace, Inc. ............... 8,698 2,338,544
Huntington Ingalls Industries, Inc. ......... 4,454 1,246,630
Kongsberg Gruppen ASA .............. 92,898 2,799,563
Korea Aerospace Industries Ltd. .......... 6,093 578,841
Kratos Defense & Security Solutions, Inc.
(e)
.. 18,138 904,361
L3Harris Technologies, Inc. ............. 23,701 6,887,274
Leonardo DRS, Inc. .................. 32,829 1,400,813
Leonardo SpA ...................... 47,970 2,575,527
Lockheed Martin Corp. ................ 12,454 6,344,815
Melrose Industries plc ................. 22,691 143,082
Moog, Inc. , Class A .................. 2,098 889,216
MTU Aero Engines AG ................ 146 60,839
Northrop Grumman Corp. .............. 11,720 5,969,113
Rheinmetall AG ..................... 2,659 3,025,363
Rolls-Royce Holdings plc .............. 206,360 3,955,847
RTX Corp. ........................ 27,433 5,204,863
Saab AB , Class B ................... 46,935 2,446,929
Safran SA ......................... 10,144 3,997,558
Singapore Technologies Engineering Ltd. .... 179,000 1,441,728
Textron, Inc. ....................... 8,335 764,570
Thales SA ......................... 14,024 3,604,189
TransDigm Group, Inc. ................ 1,681 2,239,159
Woodward, Inc. ..................... 2,565 1,091,254
103,234,117
Air Freight & Logistics — 0.1%
Deutsche Post AG ................... 26,618 1,618,280
DSV A/S .......................... 559 133,016
FedEx Corp. ....................... 43,587 13,648,397
15,399,693
Automobile Components — 0.0%
Aisin Corp. ........................ 8,600 116,760
Bridgestone Corp. ................... 9,600 202,422
Cie Generale des Etablissements Michelin SCA 973 37,587
Continental AG ..................... 2,795 231,273
Denso Corp. ....................... 72,200 831,311
Sumitomo Electric Industries Ltd. ......... 45,600 846,205
Versigent plc
(e)
...................... 20,115 845,031
3,110,589
Automobiles — 0.1%
Ferrari NV ........................ 122 45,347
Honda Motor Co. Ltd. ................. 646,600 5,824,421
Mercedes-Benz Group AG .............. 10,964 551,475
Stellantis NV
(e)
...................... 28,668 163,761
Subaru Corp. ...................... 11,400 166,785
Suzuki Motor Corp. .................. 66,500 804,366
Security
Shares
Shares Value
Automobiles (continued)
Toyota Motor Corp. .................. 134,200 $ 2,248,186
9,804,341
Banks — 2.8%
ABN AMRO Bank NV , CVA
(c)
............ 63,376 2,695,498
AL Sydbank ....................... 15,955 1,408,007
ANZ Group Holdings Ltd. .............. 30,190 736,769
Banca Monte dei Paschi di Siena SpA ...... 232,407 2,888,220
Banco Bilbao Vizcaya Argentaria SA ....... 526,120 13,246,023
Banco BPM SpA .................... 138,054 2,387,282
Banco Comercial Portugues SA , Class R .... 1,683,790 1,992,248
Banco de Sabadell SA ................ 497,626 1,763,307
Banco Santander SA ................. 633,574 8,793,916
Bank Hapoalim BM .................. 25,380 585,402
Bank Leumi Le-Israel BM .............. 32,037 716,943
Bank of America Corp. ................ 292,213 16,650,297
Bank of Ireland Group plc .............. 97,338 1,939,262
Bankinter SA ....................... 115,274 1,930,361
Banque Cantonale Vaudoise (Registered) ... 10,374 1,518,775
Barclays plc ....................... 1,094,418 7,333,695
BAWAG Group AG
(b) (c)
................. 10,437 2,092,452
BNP Paribas SA .................... 55,920 6,531,073
BOC Hong Kong Holdings Ltd. ........... 18,000 97,678
BPER Banca SpA ................... 164,580 2,585,734
CaixaBank SA ...................... 310,207 4,395,065
Chiba Bank Ltd. (The) ................. 600 9,191
Citigroup, Inc. ...................... 182,941 25,604,422
Citizens Financial Group, Inc. ........... 140,098 9,816,667
Commerzbank AG
(e)
.................. 63,936 2,644,529
Commonwealth Bank of Australia ......... 24,103 2,746,881
Credit Agricole SA ................... 178,399 3,588,154
Danske Bank A/S .................... 61,109 3,275,601
DBS Group Holdings Ltd. .............. 34,200 1,731,710
DNB Bank ASA ..................... 102,384 3,048,202
Erste Group Bank AG ................. 28,967 3,876,884
FinecoBank Banca Fineco SpA .......... 73,542 1,849,140
First Citizens BancShares, Inc. , Class A ..... 2,812 5,851,181
Grupo Financiero Banorte SAB de CV , Class O 298,388 3,149,305
HSBC Holdings plc .................. 553,609 10,468,356
ING Groep NV ...................... 171,966 5,426,098
Intesa Sanpaolo SpA ................. 959,935 6,597,911
Israel Discount Bank Ltd. , Class A ........ 27,327 270,574
Japan Post Bank Co. Ltd. .............. 15,800 300,711
JPMorgan Chase & Co. ............... 76,616 25,078,715
Jyske Bank A/S (Registered) ............ 10,058 1,455,365
KBC Ancora ....................... 15,087 1,418,130
KBC Group NV ..................... 21,333 2,913,697
Kotak Mahindra Bank Ltd. .............. 1,299,234 5,389,802
Lion Finance Group plc ................ 9,444 1,420,135
Lloyds Banking Group plc .............. 3,405,159 4,983,545
M&T Bank Corp. .................... 22,972 5,467,566
Mitsubishi UFJ Financial Group, Inc. ....... 367,000 7,311,717
Mizrahi Tefahot Bank Ltd. .............. 6,826 452,098
Mizuho Financial Group, Inc. ............ 28,500 1,368,821
National Australia Bank Ltd. ............. 48,405 1,271,056
NatWest Group plc ................... 486,984 4,297,124
Nordea Bank Abp ................... 187,693 3,561,834
Oversea-Chinese Banking Corp. Ltd. ...... 49,100 942,263
Raiffeisen Bank International AG ......... 37,595 2,403,334
Regions Financial Corp. ............... 76,723 2,317,035
Resona Holdings, Inc. ................ 16,700 217,735
Ringkjoebing Landbobank A/S ........... 5,211 1,236,767
Sberbank of Russia PJSC
(e) (f)
............ 877,548 112
Skandinaviska Enskilda Banken AB , Class A . 147,106 2,929,032
Societe Generale SA ................. 50,073 4,431,970
SpareBank 1 Sor-Norge ASA ............ 63,299 1,237,313

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Standard Chartered plc ................ 144,680 $ 3,912,520
Sumitomo Mitsui Financial Group, Inc. ...... 54,500 2,136,349
Sumitomo Mitsui Trust Group, Inc. ........ 24,000 896,159
Svenska Handelsbanken AB , Class A ...... 175,940 2,589,012
Swedbank AB , Class A ................ 68,334 2,552,675
TBC Bank Group plc ................. 17,618 1,035,104
Unicaja Banco SA
(b) (c)
................. 446,017 1,589,781
UniCredit SpA ...................... 71,155 6,376,823
United Overseas Bank Ltd. ............. 1,400 43,113
Valiant Holding AG (Registered) .......... 4,707 936,740
Wells Fargo & Co. ................... 204,666 16,913,598
Westpac Banking Corp. ............... 30,479 742,641
294,373,205
Beverages — 0.4%
Anheuser-Busch InBev SA/NV ........... 14,258 1,178,136
Coca-Cola Co. (The) ................. 105,920 8,608,118
Coca-Cola HBC AG .................. 2,974 193,863
Diageo plc ........................ 9,072 182,711
Heineken Holding NV ................. 1,477 112,474
Heineken NV ...................... 2,332 195,801
Keurig Dr Pepper, Inc. ................ 296,580 9,707,063
Molson Coors Beverage Co. , Class B ...... 33,076 1,288,641
PepsiCo, Inc. ...................... 125,674 17,016,259
Pernod Ricard SA ................... 946 68,763
38,551,829
Biotechnology — 0.2%
Amgen, Inc. ....................... 46,556 16,858,859
Argenx SE
(e)
....................... 861 798,030
CSL Ltd. .......................... 10,621 847,394
Genmab A/S
(e)
...................... 1,723 472,365
Grifols SA , Class A ................... 5,758 58,976
Swedish Orphan Biovitrum AB
(e)
.......... 7,087 337,818
Zealand Pharma A/S
(e)
................ 1,387 61,570
19,435,012
Broadline Retail — 0.5%
Alibaba Group Holding Ltd. ............. 492,392 5,903,018
Amazon.com, Inc.
(e)
.................. 187,551 44,700,905
Next plc .......................... 2,056 396,690
Pan Pacific International Holdings Corp. .... 129,600 656,883
Prosus NV , Class N .................. 16,597 721,200
Rakuten Group, Inc.
(e)
................. 37,900 176,905
Wesfarmers Ltd. .................... 20,129 1,259,739
53,815,340
Building Products — 0.3%
AGC, Inc. ......................... 1,700 73,456
Allegion plc ........................ 3,450 484,690
Assa Abloy AB , Class B ............... 32,719 1,155,990
Belimo Holding AG (Registered) .......... 1,153 1,296,408
Carrier Global Corp. .................. 112,139 8,225,396
Cie de Saint-Gobain SA ............... 16,094 1,459,442
Daikin Industries Ltd. ................. 5,200 793,202
Fortune Brands Innovations, Inc. ......... 149,613 8,213,754
Geberit AG (Registered) ............... 1,136 758,072
Johnson Controls International plc ........ 9,362 1,367,882
Kingspan Group plc .................. 6,786 620,583
Masco Corp. ....................... 11,450 931,686
Nibe Industrier AB , Class B ............. 229,795 854,212
ROCKWOOL A/S , Class B ............. 15,529 498,075
Trane Technologies plc ................ 3,210 1,576,624
28,309,472
Security
Shares
Shares Value
Capital Markets — 0.7%
3i Group plc ....................... 12,845 $ 422,394
ASX Ltd. ......................... 3,023 111,558
Avanza Bank Holding AB .............. 31,994 1,282,199
Banca Generali SpA .................. 21,512 1,606,021
Carlyle Group, Inc. (The) ............... 54,468 2,293,647
CBOE Global Markets, Inc. ............. 2,782 675,108
Charles Schwab Corp. (The) ............ 189,458 17,481,290
Daiwa Securities Group, Inc. ............ 27,900 276,705
Deutsche Bank AG (Registered) .......... 132,345 4,482,128
Deutsche Boerse AG ................. 4,308 1,175,007
Euronext NV
(b) (c)
..................... 311 49,745
Goldman Sachs Group, Inc. (The) ........ 10,481 10,600,169
Guotai Junan International Holdings Ltd.
(g)
... 333,000 83,676
IG Group Holdings plc ................ 6,915 166,754
Intercontinental Exchange, Inc. .......... 88,054 10,840,328
Julius Baer Group Ltd. ................ 3,423 295,747
London Stock Exchange Group plc ........ 8,722 942,984
Macquarie Group Ltd. ................. 9,301 1,616,924
Morgan Stanley ..................... 66,745 13,952,375
MSCI, Inc. , Class A .................. 2,331 1,305,453
Nomura Holdings, Inc. ................ 116,500 1,022,862
Partners Group Holding AG ............. 78 63,889
Raymond James Financial, Inc. .......... 6,229 946,995
SBI Holdings, Inc. ................... 6,500 106,592
St. James's Place plc ................. 1,072 17,236
State Street Corp. ................... 11,443 1,940,733
Swissquote Group Holding SA (Registered) .. 790 37,056
UBS Group AG (Registered) ............ 59,769 2,962,219
76,757,794
Chemicals — 0.4%
Air Liquide SA ...................... 37,990 7,523,044
Air Products & Chemicals, Inc. ........... 11,283 3,307,950
Akzo Nobel NV ..................... 9,783 665,302
Arkema SA ........................ 5,054 318,806
Asahi Kasei Corp. ................... 35,200 391,498
BASF SE ......................... 36,425 1,947,029
DSM-Firmenich AG .................. 7,343 696,978
DuPont de Nemours, Inc. .............. 4,079 553,276
EMS-Chemie Holding AG (Registered) ..... 46 39,431
Evonik Industries AG ................. 32,637 592,215
Givaudan SA (Registered) .............. 70 296,083
ICL Group Ltd. ...................... 7,734 38,793
Johnson Matthey plc ................. 2,905 72,951
Linde plc ......................... 18,043 9,363,234
Mitsui Chemicals, Inc. ................. 9,600 127,244
Mosaic Co. (The) .................... 35,464 751,482
Nissan Chemical Corp. ................ 1,000 52,603
Nitto Denko Corp. ................... 31,200 613,822
Orica Ltd. ......................... 11,605 190,318
PPG Industries, Inc. .................. 55,658 6,750,759
Resonac Holdings Corp. ............... 1,000 111,238
Sherwin-Williams Co. (The) ............. 7,383 2,542,115
Shin-Etsu Chemical Co. Ltd. ............ 148,800 6,486,117
Sika AG (Registered) ................. 6,791 1,400,413
Sumitomo Chemical Co. Ltd. ............ 218,900 698,568
Symrise AG , Class A ................. 798 80,047
Toray Industries, Inc. ................. 25,800 180,720
Tosoh Corp. ....................... 15,700 285,128
46,077,164
Commercial Services & Supplies — 0.1%
Bilfinger SE ........................ 7,256 666,998
Brambles Ltd. ...................... 20,863 281,694
Dai Nippon Printing Co. Ltd. ............ 15,900 291,741
Rentokil Initial plc .................... 1,029,685 5,855,787

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ........................ 18,045 $ 753,198
Secom Co. Ltd. ..................... 10,300 409,180
Securitas AB , Class B ................. 24,433 401,255
SPIE SA .......................... 19,262 1,108,951
Waste Management, Inc. ............... 19,344 4,311,391
14,080,195
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................ 11,797 2,004,074
Cisco Systems, Inc. .................. 29,949 3,517,810
F5, Inc.
(e)
......................... 3,857 1,604,358
Motorola Solutions, Inc. ............... 2,870 1,191,882
Nokia OYJ ........................ 97,261 1,297,095
Telefonaktiebolaget LM Ericsson , Class B ... 63,317 710,081
10,325,300
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 7,224 1,062,339
Eiffage SA ........................ 8,140 1,200,692
EMCOR Group, Inc. .................. 1,602 1,329,468
Ferrovial NV ....................... 21,803 1,494,390
Kajima Corp. ....................... 8,900 324,432
MasTec, Inc.
(e)
...................... 4,589 1,909,299
Obayashi Corp. ..................... 32,000 646,673
Quanta Services, Inc. ................. 3,105 2,235,724
Sacyr SA ......................... 74,840 399,870
Shimizu Corp. ...................... 21,700 343,642
Skanska AB , Class B ................. 16,015 428,431
Strabag SE ........................ 3,068 312,335
Taisei Corp. ....................... 3,900 345,238
United Site Services
(e) (f)
................ 52,335 523,350
Vinci SA .......................... 18,104 2,644,055
Webuild SpA ....................... 195,803 510,356
15,710,294
Construction Materials — 0.0%
Buzzi SpA ......................... 9,962 510,279
Heidelberg Materials AG ............... 6,922 1,320,510
Holcim AG ........................ 21,675 1,954,277
Wienerberger AG .................... 12,607 325,749
4,110,815
Consumer Finance — 0.1%
American Express Co. ................ 13,977 4,727,720
Capital One Financial Corp. ............. 27,044 5,425,567
Cembra Money Bank AG ............... 8,538 999,410
11,152,697
Consumer Staples Distribution & Retail — 0.2%
Aeon Co. Ltd. ...................... 27,700 229,083
Coles Group Ltd. .................... 34,429 579,904
Costco Wholesale Corp. ............... 2,288 2,140,355
Dollar General Corp. ................. 45,368 5,222,310
J Sainsbury plc ..................... 111,464 473,009
Jeronimo Martins SGPS SA ............. 1,128 21,604
Kobe Bussan Co. Ltd. ................. 8,800 142,267
Koninklijke Ahold Delhaize NV ........... 33,949 1,366,188
Kroger Co. (The) .................... 44,600 2,476,638
Seven & i Holdings Co. Ltd. ............. 14,100 169,093
Target Corp. ....................... 52,846 6,902,216
Tesco plc ......................... 137,950 840,957
Walmart, Inc. ....................... 18,479 2,092,932
Woolworths Group Ltd. ................ 17,226 475,953
23,132,509
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 5,247 $ 851,850
Crown Holdings, Inc. ................. 66,974 7,489,033
Smurfit WestRock plc ................. 66,009 3,053,576
11,394,459
Diversified Consumer Services — 0.1%
Pearson plc ....................... 2,111 33,547
Service Corp. International ............. 69,859 5,306,489
5,340,036
Diversified REITs — 0.2%
British Land Co. plc (The) .............. 4,520 24,765
CapitaLand Integrated Commercial Trust .... 2,839,200 5,209,910
Charter Hall Group
(h)
.................. 4,611 73,036
GPT Group (The)
(h)
................... 16,661 56,230
Merlin Properties Socimi SA ............ 225,169 3,950,847
Mirvac Group
(h)
..................... 224,008 266,690
Stockland
(h)
........................ 44,490 125,462
United Urban Investment Corp. .......... 3,458 3,455,607
WP Carey, Inc. ..................... 93,428 6,680,102
19,842,649
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (c)
................ 6,894 206,101
Comcast Corp. , Class A ............... 677,165 16,624,401
Deutsche Telekom AG (Registered) ....... 142,098 3,874,202
Elisa OYJ ......................... 2,287 95,979
HKT Trust & HKT Ltd.
(h)
................ 17,000 25,292
Infrastrutture Wireless Italiane SpA
(b) (c)
...... 328,574 2,314,610
Koninklijke KPN NV .................. 1,257,768 6,211,838
Orange SA ........................ 7,819 147,457
Singapore Telecommunications Ltd. ....... 227,300 776,006
Telefonica SA ...................... 172,309 692,480
Telenor ASA ....................... 24,268 347,649
Telia Co. AB ....................... 71,973 350,569
Telstra Group Ltd. ................... 238,621 836,813
Verizon Communications, Inc. ........... 45,835 1,940,654
34,444,051
Electric Utilities — 1.8%
Acciona SA ........................ 3,587 1,136,456
Alliant Energy Corp. .................. 26,777 2,042,817
American Electric Power Co., Inc. ......... 197,134 26,969,902
BKW AG ......................... 224 37,665
Chubu Electric Power Co., Inc. ........... 94,000 1,776,070
Contact Energy Ltd. .................. 2,845 15,066
Duke Energy Corp. .................. 56,852 7,196,326
Edison International .................. 54,287 4,041,667
EDP SA .......................... 182,348 952,571
Elia Group SA/NV , Class B ............. 6,982 1,111,807
Enel SpA ......................... 213,879 2,453,275
Entergy Corp. ...................... 131,516 15,105,928
Evergy, Inc. ........................ 251,649 21,750,023
Eversource Energy .................. 51,080 3,691,552
FirstEnergy Corp. ................... 190,813 9,071,250
Iberdrola SA ....................... 140,516 3,497,384
Kansai Electric Power Co., Inc. (The) ...... 33,300 470,591
Korea Electric Power Corp. ............. 53,957 1,300,107
Kyushu Electric Power Co., Inc. .......... 2,700 27,369
NextEra Energy, Inc. ................. 156,070 13,698,264
OGE Energy Corp. ................... 148,849 7,242,992
Origin Energy Ltd. ................... 33,931 257,912
PG&E Corp. ....................... 769,994 12,951,299
Pinnacle West Capital Corp. ............ 87,565 9,369,455
PPL Corp. ........................ 265,136 9,637,694
Public Power Corp. SA ................ 284,912 7,495,539
Southern Co. (The) .................. 36,038 3,449,197

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
SSE plc .......................... 1,388 $ 44,780
Terna - Rete Elettrica Nazionale .......... 20,596 240,501
Tohoku Electric Power Co., Inc. .......... 389,100 2,558,328
Tokyo Electric Power Co. Holdings, Inc.
(e)
.... 11,600 33,146
Xcel Energy, Inc. .................... 211,079 16,949,644
186,576,577
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 67,595 7,352,939
Accelleron Industries AG ............... 947 97,254
AMETEK, Inc. ...................... 5,794 1,401,800
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 53,000 3,078,440
Eaton Corp. plc ..................... 4,173 1,778,199
Emerson Electric Co. ................. 10,685 1,529,558
Fuji Electric Co. Ltd. .................. 1,500 127,057
Fujikura Ltd. ....................... 20,500 812,658
Furukawa Electric Co. Ltd. .............. 6,400 192,494
GE Vernova, Inc. .................... 2,781 3,267,286
Generac Holdings, Inc.
(e)
............... 4,510 1,320,573
Hubbell, Inc. , Class B ................. 2,462 1,288,118
Legrand SA ....................... 12,155 2,059,596
Mitsubishi Electric Corp. ............... 46,400 1,701,697
Nexans SA ........................ 2,587 430,588
Nidec Corp.
(e)
...................... 12,800 210,390
NKT A/S
(e)
......................... 8,695 1,301,152
Nordex SE
(e)
....................... 22,516 1,187,955
nVent Electric plc .................... 7,028 1,192,019
Prysmian SpA ...................... 19,600 3,299,527
Schneider Electric SE ................. 10,626 3,477,101
Siemens Energy AG .................. 24,064 4,587,597
Vertiv Holdings Co. , Class A ............ 7,659 2,564,386
Vestas Wind Systems A/S .............. 54,722 1,549,366
45,807,750
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A .............. 18,788 3,312,700
CDW Corp. ........................ 53,719 7,555,040
Halma plc ......................... 10,850 567,112
Hamamatsu Photonics KK .............. 13,700 228,949
Hexagon AB , Class B ................. 60,979 504,501
Horiba Ltd. ........................ 1,600 274,727
Ibiden Co. Ltd. ...................... 3,300 498,238
Keyence Corp. ..................... 2,500 1,263,718
Keysight Technologies, Inc.
(e)
............ 1,818 636,427
Kyocera Corp. ...................... 2,600 57,663
Murata Manufacturing Co. Ltd. ........... 31,900 2,289,935
Shimadzu Corp. ..................... 600 15,303
TDK Corp. ........................ 51,400 1,153,125
Teledyne Technologies, Inc.
(e)
............ 1,783 1,189,083
19,546,521
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 97,288 5,399,484
Modec, Inc. ........................ 400 22,978
Tenaris SA ........................ 5,652 156,461
5,578,923
Entertainment — 0.1%
Nexon Co. Ltd. ..................... 1,800 23,922
Nintendo Co. Ltd. .................... 24,200 1,017,368
Walt Disney Co. (The) ................ 76,524 7,365,435
8,406,725
Financial Services — 0.2%
Adyen NV
(b) (c) (e)
..................... 346 324,589
Aimbridge Topco LLC
(e)
................ 8,082 309,807
Security
Shares
Shares Value
Financial Services (continued)
Banca Mediolanum SpA ............... 4,038 $ 100,632
EXOR NV
(e)
........................ 1,787 136,906
Fidelity National Information Services, Inc. ... 103,565 4,026,607
Groupe Bruxelles Lambert NV ........... 1,636 149,170
Industrivarden AB , Class A ............. 2,544 142,729
Labels Buyer LLC
(e)
.................. 1,029 39,110
M&G plc .......................... 42,668 190,357
Mitsubishi HC Capital, Inc. .............. 20,700 168,147
New Kleo Holdco
(e) (f)
.................. 206,902 354,609
Nexi SpA
(b) (c)
....................... 9,206 37,270
ORIX Corp. ........................ 13,600 518,045
Poste Italiane SpA
(c)
.................. 9,405 307,858
Sofina SA ......................... 145 36,930
Sony Financial Group, Inc. ............. 62,800 54,720
Visa, Inc. , Class A ................... 36,938 12,673,058
Washington H Soul Pattinson & Co. Ltd. .... 2,142 68,468
19,639,012
Food Products — 0.2%
Ajinomoto Co., Inc. ................... 12,100 441,156
Chocoladefabriken Lindt & Spruengli AG .... 20 232,335
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 1 118,812
Danone SA ........................ 10,369 847,545
H-Food Holdings LLC
(e)
................ 11,259 194,218
Kerry Group plc , Class A ............... 2,136 195,937
McCormick & Co., Inc. (Non-Voting) ....... 31,333 1,579,810
MEIJI Holdings Co. Ltd. ............... 1,800 41,814
Mondelez International, Inc. , Class A ....... 136,065 7,870,000
Mowi ASA ......................... 15,579 287,793
Nestle SA (Registered) ................ 48,692 4,994,103
NH Foods Ltd. ...................... 2,400 87,621
Orkla ASA ......................... 1,395 14,666
Tyson Foods, Inc. , Class A ............. 33,264 1,904,364
WH Group Ltd.
(b) (c)
................... 121,000 128,298
18,938,472
Gas Utilities — 0.2%
APA Group
(h)
....................... 44,332 310,614
Atmos Energy Corp. .................. 18,703 3,221,966
Enagas SA ........................ 8,740 169,368
Italgas SpA ........................ 385,540 4,464,650
Naturgy Energy Group SA .............. 17,859 559,776
Osaka Gas Co. Ltd. .................. 104,800 3,531,072
Snam SpA ........................ 31,324 226,132
Spire, Inc. ......................... 81,088 6,332,162
Tokyo Gas Co. Ltd. .................. 4,000 151,463
18,967,203
Ground Transportation — 0.6%
Aurizon Holdings Ltd. ................. 11,991 34,684
Canadian Pacific Kansas City Ltd. ........ 164,938 14,299,058
CSX Corp. ........................ 125,891 5,983,599
East Japan Railway Co. ............... 225,700 4,716,684
Fedex Freight Holding Co., Inc.
(e)
......... 5,613 847,563
Firstgroup plc ...................... 1,587,185 3,953,794
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 28,951 2,254,414
Norfolk Southern Corp. ................ 13,945 4,386,958
Union Pacific Corp. .................. 95,981 26,106,833
62,583,587
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories .................. 128,294 11,641,397
Alcon AG ......................... 1,709 115,238
Asahi Intecc Co. Ltd. ................. 2,000 46,892
Baxter International, Inc. ............... 494,965 10,552,654

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............... 25,684 $ 3,886,760
Cochlear Ltd. ...................... 725 60,897
EssilorLuxottica SA .................. 7,438 1,396,646
Fisher & Paykel Healthcare Corp. Ltd. ...... 7,712 171,318
Hoya Corp. ........................ 5,600 903,288
Koninklijke Philips NV ................. 29,318 797,293
Medtronic plc ...................... 152,225 11,908,562
Olympus Corp. ..................... 3,900 40,838
ResMed, Inc. ...................... 4,072 793,551
Siemens Healthineers AG
(b) (c)
............ 7,272 283,627
Smith & Nephew plc .................. 8,439 121,962
Sonova Holding AG (Registered) ......... 2,602 617,566
STERIS plc ........................ 3,122 657,399
Sysmex Corp. ...................... 43,300 389,523
Terumo Corp. ...................... 58,500 798,966
45,184,377
Health Care Providers & Services — 0.7%
Amplifon SpA ...................... 8,516 92,273
Cardinal Health, Inc. .................. 17,106 4,063,701
Cigna Group (The) ................... 18,046 4,974,921
CVS Health Corp. ................... 179,469 18,566,068
Elevance Health, Inc. ................. 14,793 5,720,897
Fresenius Medical Care AG ............. 9,331 422,422
Fresenius SE & Co. KGaA .............. 10,301 470,616
Sonic Healthcare Ltd. ................. 4,108 59,117
UnitedHealth Group, Inc. ............... 87,526 36,378,432
70,748,447
Health Care REITs — 0.3%
Aedifica SA ........................ 39,509 3,184,674
Alexandria Real Estate Equities, Inc. ....... 51,280 2,710,148
American Healthcare REIT, Inc. .......... 147,564 7,695,463
CareTrust REIT, Inc. .................. 160,527 6,477,264
Healthcare Realty Trust, Inc. , Class A ...... 147,652 2,978,141
Janus Living, Inc. , Class A-1
(g)
........... 178,935 5,142,592
Welltower, Inc. ...................... 33,346 7,568,542
35,756,824
Health Care Technology — 0.0%
M3, Inc. .......................... 4,400 49,042
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 53,761 1,274,673
Invincible Investment Corp. ............. 4,840 1,785,418
3,060,091
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA ................ 2,760 161,464
Aristocrat Leisure Ltd. ................. 27,162 1,151,057
Compass Group plc .................. 55,232 1,784,510
Darden Restaurants, Inc. .............. 10,824 2,229,852
Domino's Pizza, Inc. .................. 2,415 714,937
Entain plc ......................... 21,142 156,668
Evolution AB
(b) (c) (e)
.................... 5,067 347,823
Expedia Group, Inc. .................. 2,515 643,538
Fortrex Holdings LLC
(e) (f)
............... 7,924 118,860
Galaxy Entertainment Group Ltd. ......... 63,000 237,166
InterContinental Hotels Group plc ......... 2,924 502,585
Marriott International, Inc. , Class A ........ 5,862 2,172,399
New Topco
(e) (f)
...................... 12,872 —
Restaurant Brands International, Inc. ....... 85,341 6,188,076
Sands China Ltd. .................... 192,400 321,022
Starbucks Corp. ..................... 33,086 3,381,058
20,111,015
Security
Shares
Shares Value
Household Durables — 0.1%
Bellway plc ........................ 831 $ 21,363
Panasonic Holdings Corp. .............. 26,600 748,348
Sony Group Corp. ................... 441,400 8,882,762
Taylor Wimpey plc ................... 2,554,571 2,733,681
12,386,154
Household Products — 0.1%
Essity AB , Class B ................... 2,156 61,045
Procter & Gamble Co. (The) ............ 73,936 10,841,975
Reckitt Benckiser Group plc ............. 13,566 883,602
Unicharm Corp. ..................... 64,300 372,614
12,159,236
Independent Power and Renewable Electricity Producers — 0.2%
Orsted A/S
(b) (c) (e)
..................... 8,745 196,584
RWE AG ......................... 143,695 9,292,763
Vistra Corp. ....................... 40,282 6,389,934
15,879,281
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. ............. 700,500 5,937,184
Hitachi Ltd. ........................ 313,100 8,665,387
Honeywell International, Inc. ............ 2,336 523,030
Jardine Matheson Holdings Ltd. .......... 5,000 308,339
Keppel Ltd. ........................ 377,100 3,198,553
Lifco AB , Class B .................... 1,555 50,963
Sekisui Chemical Co. Ltd. .............. 1,100 17,639
Siemens AG (Registered) .............. 21,303 6,849,070
Smiths Group plc .................... 28,174 957,063
Swire Pacific Ltd. , Class A .............. 15,000 156,682
26,663,910
Industrial REITs — 0.4%
CapitaLand Ascendas REIT ............. 71,548 137,793
EastGroup Properties, Inc. ............. 61,724 12,500,962
GLP J-REIT ....................... 2,063 1,745,195
Goodman Group .................... 346,739 7,481,318
LondonMetric Property plc .............. 2,192,696 5,473,041
Prologis, Inc. ....................... 42,463 5,752,463
Rexford Industrial Realty, Inc. ........... 97,451 3,264,608
Segro plc ......................... 162,789 1,888,452
STAG Industrial, Inc. ................. 69,333 2,638,814
Tritax Big Box REIT plc ................ 1,488,521 3,189,072
Warehouses De Pauw CVA ............. 18,048 455,250
44,526,968
Insurance — 0.6%
Admiral Group plc ................... 4,206 198,644
Ageas SA ......................... 5,622 449,821
AIA Group Ltd. ..................... 267,400 2,448,110
Allianz SE (Registered) ................ 26,883 12,725,016
Arthur J Gallagher & Co. ............... 10,428 2,393,956
ASR Nederland NV .................. 4,794 362,047
Assurant, Inc. ...................... 20,329 5,458,946
Aviva plc ......................... 49,380 425,744
AXA SA .......................... 66,816 3,348,113
Chubb Ltd. ........................ 25,293 8,618,337
Daiichi Life Group, Inc. ................ 57,600 628,920
Fidelity National Financial, Inc. , Class A ..... 80,536 3,798,078
Generali .......................... 13,769 671,279
Hannover Rueck SE .................. 626 173,362
Helvetia Baloise Holding AG ............ 560 144,423
Insurance Australia Group Ltd. ........... 21,060 117,787
Japan Post Holdings Co. Ltd. ............ 52,800 709,693
Legal & General Group plc ............. 66,216 251,049
Medibank Pvt Ltd. ................... 3,558 12,224
MS&AD Insurance Group Holdings, Inc. .... 2,700 69,984

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 2,849 $ 1,591,054
NN Group NV ...................... 4,404 386,094
Progressive Corp. (The) ............... 55,524 12,129,218
Prudential plc ...................... 19,843 263,555
QBE Insurance Group Ltd. ............. 19,973 347,433
Sampo OYJ , Class A ................. 41,271 433,426
Sompo Holdings, Inc. ................. 1,800 68,383
Suncorp Group Ltd. .................. 23,050 307,513
T&D Holdings, Inc. ................... 4,200 125,277
Talanx AG ......................... 195 24,665
Tokio Marine Holdings, Inc. ............. 24,000 1,055,252
Tryg A/S .......................... 15,797 359,587
Unipol Assicurazioni SpA ............... 1,707 47,711
Zurich Insurance Group AG ............. 1,882 1,391,989
61,536,690
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................ 94,613 33,811,848
LY Corp. .......................... 184,100 489,994
Meta Platforms, Inc. , Class A ............ 50,646 28,528,385
REA Group Ltd. ..................... 1,633 157,313
Rightmove plc ...................... 6,828 39,720
Scout24 SE
(b) (c)
..................... 525 43,446
63,070,706
IT Services — 0.3%
Accenture plc , Class A ................ 63,164 7,860,128
Akamai Technologies, Inc.
(e)
............. 9,449 1,116,966
Capgemini SE ...................... 2,092 210,021
Cloudflare, Inc. , Class A
(e)
.............. 8,834 2,166,804
DigitalOcean Holdings, Inc.
(e)
............ 3,133 491,975
Fujitsu Ltd. ........................ 57,800 1,148,486
GDS Holdings Ltd. , ADR
(e)
.............. 140,071 4,206,332
Indra Sistemas SA ................... 3,916 214,791
International Business Machines Corp. ..... 3,431 964,832
MongoDB, Inc. , Class A
(e)
.............. 4,461 1,498,450
NEC Corp. ........................ 44,900 1,083,990
NEXTDC Ltd.
(e)
..................... 509,256 5,159,234
Nomura Research Institute Ltd. .......... 10,600 297,372
Okta, Inc. , Class A
(e)
.................. 11,497 1,568,766
Snowflake, Inc. , Class A
(e)
.............. 9,051 2,303,480
Travelport Technology Ltd.
(e) (f)
............ 246 168,303
VeriSign, Inc. ...................... 3,261 820,337
31,280,267
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. ............ 2,700 62,589
Hasbro, Inc. ....................... 39,400 3,254,046
3,316,635
Life Sciences Tools & Services — 0.1%
Danaher Corp. ..................... 13,542 2,579,480
Eurofins Scientific SE ................. 2,856 223,495
Insilico Medicine Cayman TopCo
(e)
........ 3,500 17,799
Lonza Group AG (Registered) ........... 1,138 767,700
QIAGEN NV ....................... 10,556 408,350
Thermo Fisher Scientific, Inc. ............ 3,718 1,864,057
5,860,881
Machinery — 0.7%
Aalberts NV ....................... 8,013 357,755
Alfa Laval AB ...................... 13,607 811,735
Alstom SA
(e)
....................... 36,867 644,086
Amada Co. Ltd. ..................... 2,500 46,036
Atlas Copco AB , Class A ............... 134,820 2,732,666
Atlas Copco AB , Class B ............... 11,361 201,408
Security
Shares
Shares Value
Machinery (continued)
Caterpillar, Inc. ..................... 2,883 $ 3,070,107
Construcciones y Auxiliar de Ferrocarriles SA . 2,425 176,153
Cummins, Inc. ...................... 7,245 5,167,206
Daifuku Co. Ltd. ..................... 3,700 163,910
Daimler Truck Holding AG .............. 1,664 80,253
Deere & Co. ....................... 9,866 6,258,300
Epiroc AB , Class A ................... 1,103 30,263
Epiroc AB , Class B ................... 1,536 35,650
FANUC Corp. ...................... 20,300 934,736
Fincantieri SpA
(e)
.................... 44,511 506,703
Flowserve Corp. .................... 72,260 5,358,802
GEA Group AG ..................... 21,131 1,450,979
Georg Fischer AG (Registered) .......... 18,552 960,755
Hyundai Rotem Co. Ltd. ............... 3,579 403,338
IDEX Corp. ........................ 2,938 666,779
IHI Corp. ......................... 11,300 190,780
IMI plc ........................... 34,427 1,356,226
Indutrade AB ....................... 17,087 353,583
Interpump Group SpA ................. 18,944 733,388
Kawasaki Heavy Industries Ltd. .......... 1,200 21,716
KION Group AG ..................... 21,684 962,580
Knorr-Bremse AG ................... 10,291 1,197,458
Kone OYJ , Class B .................. 8,091 460,257
Kongsberg Maritime A/S
(e)
.............. 77,351 400,411
Kubota Corp. ...................... 2,200 36,811
Kurita Water Industries Ltd. ............. 55,300 3,155,235
Metso OYJ ........................ 2,918 50,741
Middleby Corp. (The)
(e)
................ 14,796 2,545,060
Mitsubishi Heavy Industries Ltd. .......... 93,400 2,122,300
NGK Corp. ........................ 10,000 471,292
Nordson Corp. ...................... 2,032 613,034
NSK Ltd. ......................... 14,700 103,871
Oshkosh Corp. ..................... 4,009 615,301
Otis Worldwide Corp. ................. 25,772 1,845,275
PACCAR, Inc. ...................... 53,629 6,441,915
Parker-Hannifin Corp. ................. 9,633 9,422,230
Rational AG ....................... 243 178,019
RENK Group AG .................... 16,057 775,097
Sandvik AB ........................ 38,596 1,593,828
Schindler Holding AG ................. 1,737 575,810
Schindler Holding AG (Registered) ........ 509 161,805
Seatrium Ltd. ...................... 15,300 23,359
SKF AB , Class B .................... 10,072 258,718
SMC Corp. ........................ 600 268,252
Snap-on, Inc. ...................... 3,776 1,519,462
Stadler Rail AG ..................... 8,126 233,638
Sumitomo Heavy Industries Ltd. .......... 500 15,782
Techtronic Industries Co. Ltd. ............ 48,000 798,795
Trelleborg AB , Class B ................ 988 41,164
VAT Group AG
(b) (c)
................... 287 251,676
Volvo AB , Class B ................... 19,289 656,130
Vossloh AG ........................ 2,026 145,586
Wartsila OYJ Abp .................... 12,127 463,156
Weir Group plc (The) ................. 4,726 150,745
Westinghouse Air Brake Technologies Corp. .. 1,965 529,764
Yangzijiang Shipbuilding Holdings Ltd. ...... 32,800 87,012
Yaskawa Electric Corp. ................ 800 35,286
71,920,168
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A .......... 53 122,339
AP Moller - Maersk A/S , Class B .......... 121 287,441
Kawasaki Kisen Kaisha Ltd. ............. 900 13,795
Kuehne + Nagel International AG (Registered) 460 111,615
Nippon Yusen KK .................... 4,600 148,784

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Marine Transportation (continued)
SITC International Holdings Co. Ltd. ....... 43,000 $ 172,497
856,471
Media — 0.1%
CyberAgent, Inc. .................... 45,600 384,431
Dentsu Group, Inc.
(e)
.................. 11,200 214,291
EchoStar Corp. , Class A
(e) (g)
............. 27,024 2,742,936
Informa plc ........................ 19,382 232,537
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (i)
............... 4,682 14,046
Mobvista, Inc.
(b) (c) (e)
................... 27,000 35,209
Omnicom Group, Inc. ................. 29,108 2,119,936
Publicis Groupe SA .................. 8,210 811,336
SES SA , ADR, Class A ................ 698,583 5,719,110
12,273,832
Metals & Mining — 0.3%
Alrosa PJSC
(e) (f)
..................... 607,124 77
Anglo American plc .................. 26,544 1,302,049
Antofagasta plc ..................... 16,067 815,451
ArcelorMittal SA ..................... 17,906 1,079,607
Aurubis AG ........................ 3,205 664,310
Barrick Mining Corp. .................. 42,402 1,557,425
BHP Group Ltd. ..................... 92,416 3,851,248
BlueScope Steel Ltd. ................. 4,638 102,583
Boliden AB ........................ 10,256 579,500
Endeavour Mining plc ................. 4,335 212,333
Evolution Mining Ltd. ................. 37,267 308,151
Fortescue Ltd. ...................... 57,981 771,744
Freeport-McMoRan, Inc. ............... 40,538 2,549,435
Glencore plc ....................... 198,769 1,355,292
JX Advanced Metals Corp. ............. 4,100 113,157
Mineral Resources Ltd.
(e)
............... 452 19,574
Mitsui Kinzoku Co. Ltd. ................ 100 26,759
Nippon Steel Corp. ................... 14,300 47,378
Norsk Hydro ASA .................... 4,212 38,113
Northern Star Resources Ltd. ............ 18,260 241,756
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Perseus Mining Ltd. .................. 12,399 41,894
PLS Group Ltd.
(e)
.................... 26,475 92,775
Ramelius Resources Ltd. .............. 8,420 17,328
Regis Resources Ltd. ................. 28,870 122,353
Rio Tinto Ltd. ...................... 4,780 575,129
Rio Tinto plc ....................... 12,989 1,228,822
Sandfire Resources Ltd.
(e)
.............. 4,337 58,273
South32 Ltd. ....................... 25,924 70,394
Southern Copper Corp. ................ 7,403 1,290,047
Steel Dynamics, Inc. .................. 4,622 1,060,564
Sumitomo Metal Mining Co. Ltd. .......... 2,900 134,504
Teck Resources Ltd. , Class B ........... 114,187 6,800,900
Westgold Resources Ltd. .............. 20,119 66,745
27,195,670
Multi-Utilities — 0.7%
AGL Energy Ltd. .................... 42,849 247,935
Algonquin Power & Utilities Corp. ......... 1,024,295 6,023,353
Ameren Corp. ...................... 21,297 2,407,413
CenterPoint Energy, Inc. ............... 35,413 1,559,589
Centrica plc ....................... 33,052 74,904
CMS Energy Corp. ................... 85,223 6,519,560
Dominion Energy, Inc. ................. 120,494 8,228,535
DTE Energy Co. .................... 50,465 7,689,352
E.ON SE ......................... 92,931 1,911,023
Engie SA ......................... 24,680 776,791
National Grid plc .................... 460,186 7,590,184
NiSource, Inc. ...................... 221,659 10,539,885
Security
Shares
Shares Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. ...... 16,468 $ 1,336,543
Sembcorp Industries Ltd. .............. 861,300 4,236,231
Sempra .......................... 15,785 1,463,427
Veolia Environnement SA .............. 12,422 517,640
WEC Energy Group, Inc. ............... 116,390 13,590,860
74,713,225
Office REITs — 0.1%
BXP, Inc. ......................... 110,705 7,340,848
Cousins Properties, Inc. ............... 222,802 6,679,604
14,020,452
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA ....................... 10,759 328,253
Ampol Ltd. ........................ 2,512 56,860
Antero Resources Corp.
(e)
.............. 24,066 845,679
APA Corp. ........................ 28,591 931,209
BP plc ........................... 1,304,716 8,041,939
Cheniere Energy, Inc. ................. 63,112 15,084,399
Chevron Corp. ...................... 70,640 11,709,286
ConocoPhillips ..................... 101,075 10,507,757
Devon Energy Corp. .................. 69,547 2,873,682
DT Midstream, Inc. ................... 52,617 7,721,019
Enbridge, Inc. ...................... 51,623 2,799,454
ENEOS Holdings, Inc. ................ 121,900 902,349
Energy Transfer LP .................. 236,163 4,515,437
Eni SpA .......................... 45,508 1,067,694
Enterprise Products Partners LP .......... 127,183 4,675,247
EOG Resources, Inc. ................. 50,317 6,527,624
EQT Corp. ........................ 97,631 5,191,040
Equinor ASA ....................... 16,570 522,508
Expand Energy Corp. ................. 9,594 874,877
Gibson Energy, Inc. .................. 43,730 885,854
Keyera Corp. ...................... 88,118 3,539,632
Kinder Morgan, Inc. .................. 88,799 2,838,904
Kinetik Holdings, Inc. , Class A ........... 109,752 5,305,412
LUKOIL PJSC
(e) (f)
.................... 417,114 53
Marathon Petroleum Corp. ............. 9,092 2,324,552
MPLX LP ......................... 91,246 5,139,887
Neste OYJ ........................ 799 26,087
Novatek PJSC
(e) (f)
.................... 690 —
OMV AG ......................... 417 26,205
ONEOK, Inc. ....................... 9,880 858,967
Pembina Pipeline Corp. ............... 28,124 1,301,249
Phillips 66 ......................... 34,490 5,830,535
Plains All American Pipeline LP .......... 220,018 4,897,601
Plains GP Holdings LP , Class A .......... 193,071 4,685,833
Range Resources Corp. ............... 20,317 755,589
Repsol SA ........................ 27,981 699,094
Santos Ltd. ........................ 71,927 356,822
Shell plc .......................... 319,995 12,408,302
South Bow Corp. .................... 45,718 1,610,847
Sunoco LP ........................ 16,653 1,124,077
Targa Resources Corp. ................ 16,052 4,304,183
TC Energy Corp. .................... 278,691 18,458,737
TotalEnergies SE .................... 25,946 2,006,288
Tourmaline Oil Corp. .................. 130,238 5,445,523
Western Midstream Partners LP .......... 65,487 2,865,711
Williams Cos., Inc. (The) ............... 250,182 18,598,530
Woodside Energy Group Ltd. ............ 27,683 535,362
192,006,149
Paper & Forest Products — 0.0%
Mondi plc ......................... 1,109 10,068

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA . 21,277 $ 135,069
Qantas Airways Ltd. .................. 7,831 57,537
Singapore Airlines Ltd. ................ 3,200 19,030
Southwest Airlines Co. ................ 27,276 1,402,532
1,614,168
Personal Care Products — 0.0%
Kao Corp. ......................... 24,000 475,649
L'Oreal SA ........................ 4,334 1,899,839
Shiseido Co. Ltd. .................... 10,500 169,480
Unilever plc ........................ 30,281 1,818,907
4,363,875
Pharmaceuticals — 0.9%
Astellas Pharma, Inc. ................. 44,300 592,586
AstraZeneca plc .................... 66,696 12,452,431
Bayer AG (Registered) ................ 13,420 742,236
Chugai Pharmaceutical Co. Ltd. .......... 8,600 397,262
Daiichi Sankyo Co. Ltd. ................ 50,000 804,013
Eisai Co. Ltd. ...................... 10,300 259,645
Eli Lilly & Co. ...................... 15,761 18,904,216
Galderma Group AG .................. 1,476 335,713
GSK plc .......................... 41,119 1,079,493
Haleon plc ........................ 14,593 67,247
Ipsen SA ......................... 2,521 485,845
Johnson & Johnson .................. 95,934 24,364,358
Merck & Co., Inc. .................... 105,953 13,614,960
Merck KGaA ....................... 2,742 459,682
Novartis AG (Registered) .............. 30,997 4,844,596
Novo Nordisk A/S , Class B ............. 52,726 2,532,269
Ono Pharmaceutical Co. Ltd. ............ 37,800 555,640
Orion OYJ , Class B .................. 777 63,829
Otsuka Holdings Co. Ltd. .............. 9,100 605,689
Roche Holding AG ................... 12,900 5,308,360
Sanofi SA ......................... 30,461 2,604,526
Shionogi & Co. Ltd. .................. 3,900 66,637
Takeda Pharmaceutical Co. Ltd. .......... 20,800 662,993
UCB SA .......................... 3,033 907,993
Zoetis, Inc. , Class A .................. 22,140 1,590,980
94,303,199
Professional Services — 0.2%
ALS Ltd. .......................... 1,318 20,921
Automatic Data Processing, Inc. .......... 43,838 9,817,520
Broadridge Financial Solutions, Inc. ....... 10,314 1,412,502
Bureau Veritas SA ................... 10,364 317,437
Computershare Ltd. .................. 22,496 595,760
Equifax, Inc. ....................... 17,779 2,821,883
Experian plc ....................... 13,469 453,954
Recruit Holdings Co. Ltd. .............. 25,800 1,795,137
RELX plc ......................... 24,190 764,521
SGS SA (Registered) ................. 4,088 474,057
Wolters Kluwer NV ................... 14,561 941,510
19,415,202
Real Estate Management & Development — 0.3%
ADLER Group SA
(e) (f)
................. 664,216 8
CapitaLand Investment Ltd. ............. 21,400 41,245
CK Asset Holdings Ltd. ................ 615,000 3,474,410
CTP NV
(b) (c)
........................ 53,758 981,092
Daiwa House Industry Co. Ltd. ........... 30,900 837,289
Hongkong Land Holdings Ltd. ........... 28,200 200,899
LEG Immobilien SE .................. 1,510 95,373
Mitsubishi Estate Co. Ltd. .............. 95,300 2,430,264
Mitsui Fudosan Co. Ltd. ............... 870,300 8,066,309
Sagax AB , Class B ................... 486 7,730
Sumitomo Realty & Development Co. Ltd. ... 9,700 225,207
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Sun Hung Kai Properties Ltd. ............ 2,500 $ 35,983
TAG Immobilien AG .................. 233,379 3,768,819
Tokyu Fudosan Holdings Corp. ........... 258,600 2,071,965
VGP NV .......................... 8,007 771,886
Vonovia SE ........................ 26,048 642,591
Wharf Real Estate Investment Co. Ltd. ..... 1,247,000 3,405,543
27,056,613
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 283,373 9,498,663
AvalonBay Communities, Inc. ........... 17,347 3,273,205
Camden Property Trust ................ 40,854 4,677,374
Equity Residential ................... 141,160 9,588,999
Sun Communities, Inc. ................ 73,416 8,803,313
35,841,554
Retail REITs — 0.3%
Agree Realty Corp. .................. 91,431 6,924,984
Federal Realty Investment Trust .......... 38,643 4,770,092
InvenTrust Properties Corp. ............. 133,009 4,708,519
Klepierre SA ....................... 6,748 282,023
Link REIT ......................... 71,200 332,244
Macerich Co. (The) .................. 195,202 4,917,138
Primaris REIT ...................... 164,634 2,585,157
Scentre Group ...................... 58,258 155,292
Unibail-Rodamco-Westfield
(h)
............ 23,470 2,746,626
27,422,075
Semiconductors & Semiconductor Equipment — 1.3%
Advantest Corp. ..................... 12,700 2,612,751
Applied Materials, Inc. ................ 16,768 12,123,264
ASM International NV ................. 1,270 1,460,477
ASML Holding NV ................... 7,067 13,993,903
ASMPT Ltd. ....................... 4,500 138,721
BE Semiconductor Industries NV ......... 1,011 333,885
Broadcom, Inc. ..................... 72,468 27,374,787
Disco Corp. ........................ 1,800 936,421
Infineon Technologies AG .............. 16,777 1,580,426
Intel Corp.
(e)
....................... 57,147 7,979,436
Kioxia Holdings Corp.
(e)
................ 5,000 2,906,150
KLA Corp. ......................... 16,560 4,996,318
Lasertec Corp. ..................... 900 285,875
MediaTek, Inc. ...................... 36,000 4,905,530
Microchip Technology, Inc. .............. 40,215 3,667,608
Monolithic Power Systems, Inc. .......... 680 940,005
Nova Ltd.
(e)
........................ 830 441,421
NVIDIA Corp. ...................... 86,067 17,221,146
NXP Semiconductors NV .............. 14,952 4,201,961
Renesas Electronics Corp. ............. 32,800 1,012,498
Rohm Co. Ltd. ...................... 1,600 54,103
SCREEN Holdings Co. Ltd. ............. 500 56,088
SK Hynix, Inc. ...................... 4,151 7,324,782
STMicroelectronics NV ................ 7,405 547,755
Taiwan Semiconductor Manufacturing Co. Ltd. 213,000 16,803,630
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 1,760 840,523
Tokyo Electron Ltd. .................. 8,700 4,218,231
Tower Semiconductor Ltd.
(e)
............. 1,140 295,166
139,252,861
Software — 1.1%
Cadence Design Systems, Inc.
(e)
......... 5,900 2,214,388
Check Point Software Technologies Ltd.
(e)
... 13,839 1,818,860
Crowdstrike Holdings, Inc. , Class A
(e)
....... 3,563 2,719,068
CyberArk Software, Inc.
(e)
.............. 608 27,360
Dassault Systemes SE ................ 12,777 260,616
Datadog, Inc. , Class A
(e)
............... 8,752 2,278,671

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Dynatrace, Inc.
(e)
.................... 32,923 $ 1,445,649
Fortinet, Inc.
(e)
...................... 28,250 4,339,765
Gen Digital, Inc. ..................... 19,948 496,506
Intuit, Inc. ......................... 10,022 2,615,742
JFrog Ltd.
(e)
........................ 10,856 986,593
Microsoft Corp. ..................... 166,239 62,010,472
Nemetschek SE ..................... 3,867 235,427
Nutanix, Inc. , Class A
(e)
................ 25,714 1,310,385
Octave Intelligence plc , SDR
(e)
........... 5,681 91,633
Oracle Corp. ....................... 80,899 11,855,748
Palantir Technologies, Inc. , Class A
(e)
...... 9,448 1,102,298
Palo Alto Networks, Inc.
(e)
.............. 21,378 7,290,326
Qualys, Inc.
(e)
...................... 6,064 833,739
Rubrik, Inc. , Class A
(e)
................. 16,175 1,298,529
Sage Group plc (The) ................. 72,789 789,693
SailPoint, Inc.
(e)
..................... 59,970 877,961
SAP SE .......................... 21,428 3,303,088
SentinelOne, Inc. , Class A
(e)
............. 26,463 449,077
Synopsys, Inc.
(e)
.................... 4,871 2,172,807
Technology One Ltd. ................. 2,062 42,302
Trend Micro, Inc. .................... 6,800 251,932
WiseTech Global Ltd. ................. 865 19,845
Workday, Inc. , Class A
(e)
............... 20,050 2,454,521
Xero Ltd.
(e)
........................ 1,851 93,054
Zscaler, Inc.
(e)
...................... 16,759 2,365,533
118,051,588
Specialized REITs — 0.5%
American Tower Corp. ................ 11,849 1,938,141
Blackstone Digital Infrastructure Trust, Inc.
(e)
.. 171,628 3,712,314
Crown Castle, Inc. ................... 139,452 10,560,700
DigiCo Infrastructure REIT
(h)
............ 348,155 591,275
Digital Realty Trust, Inc. ............... 12,866 2,310,476
Equinix, Inc. ....................... 13,879 14,467,331
Iron Mountain, Inc. ................... 50,878 6,426,400
Keppel DC REIT .................... 997,460 1,730,121
Public Storage ...................... 15,530 4,943,354
SBA Communications Corp. , Class A ....... 21,554 3,803,419
50,483,531
Specialty Retail — 0.3%
Avolta AG ......................... 894 59,725
Fast Retailing Co. Ltd. ................ 2,400 1,229,627
H & M Hennes & Mauritz AB , Class B ...... 16,840 289,679
Home Depot, Inc. (The) ............... 28,835 10,169,528
Industria de Diseno Textil SA ............ 76,077 4,795,310
JB Hi-Fi Ltd. ....................... 3,535 196,558
Kingfisher plc ...................... 66,441 249,464
Ross Stores, Inc. .................... 7,034 1,497,187
TJX Cos., Inc. (The) .................. 45,983 6,966,425
Williams-Sonoma, Inc. ................ 5,010 1,167,831
Zalando SE
(b) (c) (e)
.................... 2,768 80,206
26,701,540
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ........................ 164,358 47,558,631
Canon, Inc. ........................ 15,700 402,083
Dell Technologies, Inc. , Class C .......... 23,008 9,927,032
Everpure, Inc. , Class A
(e)
............... 10,799 850,853
FUJIFILM Holdings Corp. .............. 1,300 27,811
Hewlett Packard Enterprise Co. .......... 107,769 4,861,460
Logitech International SA (Registered) ...... 7,634 716,135
Ricoh Co. Ltd. ...................... 7,000 60,989
Western Digital Corp. ................. 4,645 2,966,854
67,371,848
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ........................ 2,597 $ 532,981
Burberry Group plc
(e)
................. 3,679 51,974
Cie Financiere Richemont SA (Registered) ... 8,258 1,906,181
Hermes International SCA .............. 359 656,501
LVMH Moet Hennessy Louis Vuitton SE ..... 13,277 7,342,983
Pandora A/S ....................... 4,475 514,118
Tapestry, Inc. ....................... 6,321 925,268
11,930,006
Tobacco — 0.4%
British American Tobacco plc ............ 316,785 19,603,597
Imperial Brands plc .................. 26,071 963,555
Japan Tobacco, Inc. .................. 18,100 667,881
Philip Morris International, Inc. ........... 104,599 18,923,005
40,158,038
Trading Companies & Distributors — 0.2%
AddTech AB , Class B ................. 25,203 890,665
Diploma plc ........................ 2,826 267,120
ITOCHU Corp. ..................... 120,300 1,372,941
Marubeni Corp. ..................... 5,000 145,768
Mitsubishi Corp. ..................... 54,800 1,466,020
Mitsui & Co. Ltd. .................... 42,600 1,189,519
Rexel SA ......................... 28,348 1,241,941
RS GROUP plc ..................... 105,069 811,027
SGH Ltd. ......................... 550 17,766
Sumitomo Corp. .................... 18,400 176,855
Sunbelt Rentals Holdings, Inc. ........... 5,499 401,143
WESCO International, Inc. .............. 27,189 9,391,896
17,372,661
Transportation Infrastructure — 0.5%
Aena SME SA
(b) (c)
.................... 625,800 19,069,778
Auckland International Airport Ltd. ........ 1,448,028 6,873,756
Enav SpA
(b) (c)
....................... 336,268 1,997,589
Flughafen Zurich AG (Registered) ......... 25,191 7,792,516
Fraport AG Frankfurt Airport Services Worldwide 89,492 7,469,139
Transurban Group
(h)
.................. 1,380,892 13,730,137
56,932,915
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 17,883 2,353,045
H2O America ...................... 86,056 5,229,623
United Utilities Group plc ............... 278,752 4,836,912
12,419,580
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b) (c)
................... 18,591 80,820
Altice France Lux 3
(e)
................. 44,357 873,864
KDDI Corp. ........................ 34,000 571,122
Mobile TeleSystems PJSC
(e) (f)
............ 26,804 3
SoftBank Corp. ..................... 601,600 768,201
SoftBank Group Corp. ................ 59,600 2,210,761
Tele2 AB , Class B ................... 35,285 614,030
Vodafone Group plc .................. 776,158 1,027,294
6,146,095
Total Common Stocks — 26 .9%
(Cost: $ 2,420,314,602 ) ............................ 2,825,870,239

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,212 $ 1,238,207
ATI, Inc.
4.88% , 10/01/29 .................. 614 607,270
7.25% , 08/15/30 .................. 188 195,195
5.13% , 10/01/31 .................. 683 676,032
5.88% , 06/15/33 .................. 200 202,779
Boeing Co. (The)
6.26% , 05/01/27 .................. 128 129,700
3.25% , 02/01/28 .................. 291 284,842
6.30% , 05/01/29 .................. 204 212,372
5.15% , 05/01/30 .................. 1,042 1,054,703
3.63% , 02/01/31 .................. 3,480 3,309,282
3.60% , 05/01/34 .................. 2,881 2,593,004
6.53% , 05/01/34 .................. 100 108,791
Bombardier, Inc.
(b)
8.75% , 11/15/30 .................. 675 713,511
7.25% , 07/01/31 .................. 111 116,142
6.75% , 06/15/33 .................. 1,619 1,675,877
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 130 127,536
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
758 757,426
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
. EUR 1,001 1,161,699
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................ USD 4,653 4,656,113
GE Capital Funding LLC, 4.55%, 05/15/32 .. 213 211,288
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 190,972
General Dynamics Corp., 2.25%, 06/01/31 .. 198 177,730
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 519 531,909
Honeywell Aerospace, Inc.
(b)
3.90% , 03/16/28 .................. 178 176,206
4.30% , 03/16/31 .................. 136 133,653
4.60% , 03/16/33 .................. 5,853 5,744,687
4.95% , 03/16/36 .................. 275 270,801
Howmet Aerospace, Inc.
3.75% , 03/03/28 .................. 127 125,448
4.85% , 10/15/31 .................. 100 100,341
4.55% , 11/15/32 .................. 100 98,335
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ...................... 100 103,068
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 181 180,309
1.80% , 01/15/31 .................. 105 92,484
5.35% , 06/01/34 .................. 295 299,720
Leidos, Inc.
4.10% , 03/15/29 .................. 3,595 3,535,944
2.30% , 02/15/31 .................. 60 53,342
5.75% , 03/15/33 .................. 100 102,949
5.00% , 03/15/36 .................. 124 119,431
Lockheed Martin Corp.
4.15% , 08/15/28 .................. 622 619,230
4.75% , 02/15/34 .................. 365 362,394
4.80% , 08/15/34 .................. 104 103,550
Moog, Inc., 5.50%, 10/15/34
(b)
.......... 336 330,884
Northrop Grumman Corp.
4.65% , 07/15/30 .................. 100 100,219
4.70% , 03/15/33 .................. 102 101,279
5.25% , 07/15/35 .................. 100 101,627
RTX Corp.
2.25% , 07/01/30 .................. 282 258,145
1.90% , 09/01/31 .................. 268 234,143
5.15% , 02/27/33 .................. 322 327,839
Textron, Inc., 4.95%, 03/15/36 .......... 1,285 1,251,612
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 517 522,149
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38% , 03/01/29 .................. USD 300 $ 304,584
6.63% , 03/01/32 .................. 2,751 2,821,483
6.00% , 01/15/33 .................. 4,827 4,874,421
6.38% , 05/31/33 .................. 7,375 7,445,122
6.25% , 01/31/34 .................. 286 291,833
6.75% , 01/31/34 .................. 3,809 3,906,925
6.13% , 07/31/34 .................. 3,158 3,153,939
59,180,476
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 .................. 237 226,514
2.40% , 05/15/31 .................. 238 213,367
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 269 278,642
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
129 133,584
United Parcel Service, Inc.
3.40% , 03/15/29 .................. 571 556,199
4.88% , 03/03/33 .................. 100 101,139
5.15% , 05/22/34 .................. 100 102,101
1,611,546
Automobile Components — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
. 727 724,744
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 .................. 516 514,186
7.75% , 10/15/33 .................. 529 522,582
Clarios Global LP
6.75% , 05/15/28
(b)
................. 546 553,993
6.75% , 02/15/30
(b)
................. 2,777 2,861,504
4.75% , 06/15/31
(c)
................. EUR 1,302 1,504,905
4.75% , 06/15/31
(b)
................. 300 346,752
6.75% , 09/15/32
(b)
................. USD 2,890 2,951,514
Cyprium Corp., 6.13%, 04/15/31
(b)
........ 541 540,976
Dana, Inc.
4.25% , 09/01/30 .................. 51 50,828
4.50% , 02/15/32 .................. 83 82,796
Dometic Group AB, 5.00%, 09/11/30
(c)
..... EUR 712 807,197
Dorman Products, Inc., 6.25%, 06/15/34
(b)
... USD 102 103,172
Forvia SE
5.50% , 06/15/31
(c)
................. EUR 588 687,921
6.75% , 09/15/33
(b)
................. USD 950 949,557
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 139,649
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 699 668,187
6.63% , 07/15/30 .................. 168 162,257
8.88% , 07/15/32 .................. 782 788,788
Grupo Antolin Irausa SA, 10.38%, 01/30/30
(c)
. EUR 179 93,668
Icahn Enterprises LP
5.25% , 05/15/27 .................. USD 1,948 1,925,311
9.75% , 01/15/29 .................. 173 169,666
4.38% , 02/01/29 .................. 294 251,103
10.00% , 11/15/29
(b)
................ 944 930,988
IHO Verwaltungs GmbH
(j)
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29
(c)
.................... EUR 550 656,940
7.37% , ( 7.37 % Cash or 8.13 % PIK),
05/15/33
(b)
.................... USD 697 724,630
Magna International, Inc., 2.45%, 06/15/30 .. 131 120,246
Mahle GmbH
(c)
6.50% , 05/02/31 .................. EUR 864 1,028,888
7.13% , 07/15/32 .................. 1,040 1,251,693
Schaeffler AG
(c)
4.25% , 04/01/28 .................. 800 922,336
5.38% , 04/01/31 .................. 400 477,262
5.00% , 05/13/33 .................. 1,300 1,503,284
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 1,372 1,380,581

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Valeo SE, 4.88%, 02/03/33
(c)
........... EUR 1,300 $ 1,485,906
ZF Europe Finance BV
(c)
7.00% , 06/12/30 .................. 2,000 2,429,536
5.50% , 02/17/32 .................. 1,400 1,582,554
ZF Finance GmbH, 2.25%, 05/03/28
(c)
..... 2,200 2,431,974
ZF North America Capital, Inc., 7.50%,
03/24/31
(c)
..................... USD 343 345,313
34,673,387
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.38% , 03/31/29
(c)
................ GBP 987 1,041,460
Ford Motor Co., 3.25%, 02/12/32 ........ USD 464 408,978
General Motors Co.
5.35% , 04/15/28 .................. 1,442 1,456,600
5.00% , 10/01/28 .................. 593 596,010
6.60% , 04/01/36 .................. 234 251,136
Honda Motor Co. Ltd.
4.44% , 07/08/28 .................. 380 378,512
4.69% , 07/08/30 .................. 100 99,382
2.97% , 03/10/32 .................. 100 89,652
Hyundai Capital America
(b)
5.00% , 06/18/31 .................. 77 76,879
5.25% , 06/21/33 .................. 77 76,683
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31 ................. 100 114,540
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
..................... 1,310 1,287,757
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
................. EUR 1,703 1,973,123
7.75% , 07/17/32
(b)
................. USD 543 562,795
6.38% , 07/17/33
(c)
................. EUR 400 466,547
6.38% , 07/17/33
(b)
................. 225 262,432
8.13% , 07/17/35
(b)
................. USD 2,258 2,391,156
RCI Banque SA
(c)
4.25% , 05/23/34 .................. EUR 1,200 1,373,025
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
............... 1,800 2,131,932
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
............... 1,300 1,495,953
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
... USD 360 358,560
Toyota Motor Corp.
5.12% , 07/13/28 .................. 786 796,453
2.76% , 07/02/29 .................. 100 95,275
17,784,840
Banks — 1.3%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
.................... 1,200 1,214,681
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 2,000 2,058,377
Australia & New Zealand Banking Group Ltd.,
4.36%, 06/18/28 ................. 296 295,972
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
.................... EUR 1,373 1,607,422
Banco Bilbao Vizcaya Argentaria SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 6.03% ,
03/13/35
(a)
.................... USD 200 207,779
5.13% , 03/03/36 .................. 200 194,578
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a) (c) (k)
.......... EUR 300 372,144
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 4.28%), 6.50%
(a) (c) (k)
......... 400 481,674
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 .................. 800 201,097
Security
Par (000)
Par (000) Value
Banks (continued)
4.75% , 01/15/18 .................. EUR 1,500 $ 377,058
4.00% , 01/21/25 .................. 5,400 1,357,409
Banco Santander SA
3.80% , 02/23/28 .................. USD 200 197,434
4.38% , 04/12/28 .................. 511 508,884
5.59% , 08/08/28 .................. 600 610,474
3.31% , 06/27/29 .................. 200 192,666
5.57% , 01/17/30 .................. 200 205,012
4.55% , 11/06/30 .................. 400 393,611
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 3.23% ,
11/22/32
(a)
.................... 400 361,971
6.92% , 08/08/33 .................. 400 434,288
5.44% , 04/15/36 .................. 200 200,072
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 606 612,781
Bank of America Corp.
(a)
(1-day SOFR + 2.04%), 4.95% , 07/22/28 . 1,212 1,216,999
(1-day SOFR + 1.99%), 6.20% , 11/10/28 . 1,400 1,429,420
(3-mo. CME Term SOFR + 1.57%), 4.27% ,
07/23/29 ..................... 1,150 1,140,929
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 221 226,155
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 654 625,061
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30 ..................... 825 778,221
(3-mo. CME Term SOFR + 1.25%), 2.50% ,
02/13/31 ..................... 435 401,994
(1-day SOFR + 1.37%), 1.92% , 10/24/31 . 602 534,169
(1-day SOFR + 0.87%), 4.46% , 02/06/32 . 400 392,948
Series N , (1-day SOFR + 1.22%), 2.65% ,
03/11/32 ..................... 1,867 1,692,621
(1-day SOFR + 1.04%), 4.70% , 04/23/32 . 5,095 5,052,161
(1-day SOFR + 1.22%), 2.30% , 07/21/32 . 161 142,223
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 2,095 1,891,042
(1-day SOFR + 1.91%), 5.29% , 04/25/34 . 371 375,943
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 149 151,916
(1-day SOFR + 1.91%), 5.43% , 08/15/35 . 1,093 1,096,321
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.48% ,
09/21/36 ..................... 225 196,197
(1-day SOFR + 1.13%), 5.05% , 02/06/37 . 763 751,458
(1-day SOFR + 1.57%), 5.49% , 04/23/37 . 117 116,537
Bank of Montreal
(SOFR Index + 0.75%), 4.06% , 09/22/28
(a)
736 731,926
5.72% , 09/25/28 .................. 398 407,474
Series J , (1-day SOFR + 0.89%), 4.34% ,
03/19/30
(a)
.................... 132 130,791
5.51% , 06/04/31 .................. 100 103,160
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.40%), 3.09% ,
01/10/37
(a)
.................... 100 89,686
Bank of Nova Scotia (The)
5.45% , 08/01/29 .................. 275 282,084
(1-day SOFR + 0.73%), 4.25% , 02/02/30
(a)
200 197,536
(1-day SOFR + 1.09%), 4.34% , 09/15/31
(a)
391 383,257
(1-day SOFR + 1.05%), 4.81% , 02/02/34
(a)
286 281,598
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.59% ,
05/04/37
(a)
.................... 100 96,582
Barclays plc
(a)
(1-day SOFR + 2.22%), 6.49% , 09/13/29 . 358 370,554
(1-day SOFR + 1.08%), 4.48% , 11/11/29 .. 200 198,606
(1-day SOFR + 0.93%), 4.22% , 05/24/30 . 452 444,339
(5-year SONIA Mid-Swaps Rate + 4.88%),
8.50%
(k)
...................... GBP 400 563,054

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 2.67% ,
03/10/32 ..................... USD 1,212 $ 1,091,341
(1-day SOFR + 2.98%), 6.22% , 05/09/34 . 823 865,884
(1-day SOFR + 1.51%), 5.21% , 02/24/37 . 313 304,819
BPER Banca SpA, (5-Year EUR Swap Annual +
5.95%), 8.38%
(a) (c) (k)
............... EUR 600 745,643
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 5.30%), 7.50%
(a) (c) (k)
.......... 400 501,030
Canadian Imperial Bank of Commerce
5.00% , 04/28/28 .................. USD 100 100,847
(1-day SOFR + 1.03%), 4.86% , 03/30/29
(a)
622 624,423
(SOFR Index + 0.79%), 4.28% , 01/29/30
(a)
240 237,351
(SOFR Index + 1.17%), 4.58% , 09/08/31
(a)
134 132,688
6.09% , 10/03/33 .................. 166 176,453
Capital One NA, 4.65%, 09/13/28 ........ 786 787,146
Citigroup, Inc.
4.13% , 07/25/28 .................. 446 441,358
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
1,168 1,159,795
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
1,105 1,025,686
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
100 89,899
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(a)
320 283,607
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(a)
225 203,842
5.88% , 02/22/33 .................. 1,489 1,547,339
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
176 165,389
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
180 179,081
(1-day SOFR + 2.34%), 6.27% , 11/17/33
(a)
203 216,421
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.28%), 5.59% ,
11/19/34
(a)
.................... 287 290,573
(1-day SOFR + 1.47%), 5.33% , 03/27/36
(a)
361 363,604
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
191 189,936
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.73%), 5.41% ,
09/19/39
(a)
.................... 320 316,345
Citizens Financial Group, Inc.
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(a)
273 280,203
2.64% , 09/30/32 .................. 100 85,421
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(a)
100 107,685
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.30% ,
01/29/36
(a)
.................... 116 114,870
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.45%),
6.63%
(k)
...................... EUR 400 481,251
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................ 325 372,506
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................ 2,112 2,397,306
Fifth Third Bancorp
3.95% , 03/14/28 .................. USD 297 293,997
(1-day SOFR + 2.16%), 5.98% , 01/30/30
(a) (b)
100 102,754
(1-day SOFR + 1.49%), 4.90% , 09/06/30
(a)
176 176,261
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(a)
100 102,885
(1-day SOFR + 0.95%), 4.57% , 04/29/32
(a)
4,350 4,270,697
(1-day SOFR + 1.24%), 5.14% , 01/29/37
(a)
1,891 1,856,250
First Citizens BancShares, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.60% ,
09/05/35 ..................... 100 98,188
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%), 6.25% ,
03/12/40 ..................... 100 98,538
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 1,344 1,354,900
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29 ..................... USD 295 $ 294,129
(1-day SOFR + 1.29%), 5.13% , 03/03/31 . 4,980 5,009,849
(1-day SOFR + 1.19%), 2.80% , 05/24/32 . 857 774,574
(1-day SOFR + 2.39%), 6.25% , 03/09/34 . 282 298,652
(1-day SOFR + 3.02%), 7.40% , 11/13/34 . 400 444,825
(1-day SOFR + 1.56%), 5.45% , 03/03/36 . 635 638,958
(1-day SOFR + 1.43%), 5.13% , 11/06/36 . 200 196,844
Huntington Bancshares, Inc.
(a)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 . 303 311,896
(SOFR Index + 1.87%), 5.71% , 02/02/35 . 225 230,191
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 2.49% ,
08/15/36 ..................... 100 86,278
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 6.14% ,
11/18/39 ..................... 114 116,437
Huntington National Bank (The), (1-day SOFR +
0.72%), 4.87%, 04/12/28
(a)
........... 250 250,496
ING Groep NV
(1-day SOFR + 1.01%), 4.86% , 03/25/29
(a)
200 200,775
4.05% , 04/09/29 .................. 212 208,933
(USISSO05 + 4.36%), 8.00%
(a) (c) (k)
...... 400 426,190
(1-day SOFR + 2.07%), 4.25% , 03/28/33
(a)
200 193,154
(1-day SOFR + 1.77%), 5.55% , 03/19/35
(a)
400 407,487
(SOFR Index + 1.61%), 5.42% , 03/23/37
(a)
240 240,574
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.80%), 4.92% , 01/24/29 . 336 337,630
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ..................... 1,291 1,276,906
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 100 101,302
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 1,792 1,831,254
(1-day SOFR + 0.82%), 4.41% , 04/23/30 . 1,100 1,090,644
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 2,187 2,201,808
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ..................... 226 211,011
(1-day SOFR + 0.84%), 4.35% , 01/22/32 . 442 432,975
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 1,244 1,095,019
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 187 169,300
(1-day SOFR + 2.58%), 5.72% , 09/14/33 . 149 153,777
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 22 22,369
(1-day SOFR + 1.81%), 6.25% , 10/23/34 . 1,274 1,363,559
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 190 192,837
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 982 992,192
(1-day SOFR + 1.68%), 5.57% , 04/22/36 . 1,192 1,225,421
(1-day SOFR + 1.64%), 5.58% , 07/23/36 . 333 338,059
(1-day SOFR + 1.19%), 4.81% , 10/22/36 . 119 115,697
(1-day SOFR + 1.30%), 5.19% , 02/05/37 . 376 369,799
(1-day SOFR + 1.26%), 5.15% , 04/23/37 . 195 193,595
Keybank National Association, 4.90%, 08/08/32 830 813,228
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . 613 601,154
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 2,898 3,084,491
Lloyds Banking Group plc
4.55% , 08/16/28 .................. 296 295,645
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 4.82% ,
06/13/29
(a)
.................... 200 200,273
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.72% ,
06/05/30
(a)
.................... 200 205,303
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31
(a)
.................... 325 319,113

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 4.98% ,
08/11/33
(a)
.................... USD 298 $ 296,754
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36
(a)
.................... 240 247,305
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 4.94% ,
11/04/36
(a)
.................... 208 201,860
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 1,066 1,128,990
(1-day SOFR + 1.40%), 5.18% , 07/08/31 . 994 1,001,948
(1-day SOFR + 2.26%), 6.08% , 03/13/32 . 577 602,147
(1-day SOFR + 1.85%), 5.05% , 01/27/34 . 230 228,038
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 232 231,871
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.30% ,
04/18/36 ..................... 139 137,717
Mitsubishi UFJ Financial Group, Inc.
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.38%), 5.42% ,
02/22/29
(a)
.................... 200 202,288
3.74% , 03/07/29 .................. 509 498,874
2.05% , 07/17/30 .................. 200 180,326
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31
(a)
......... 467 476,780
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.13%), 5.13% ,
07/20/33
(a)
.................... 889 893,128
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06% ,
01/14/37
(a)
.................... 400 392,605
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.02%), 5.33% ,
04/21/37
(a)
.................... 406 404,900
Mizuho Financial Group, Inc.
3.17% , 09/11/27 .................. 569 560,649
4.02% , 03/05/28 .................. 200 198,548
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30
(a)
.................... 632 596,317
(3-mo. CME Term SOFR + 1.33%), 2.59% ,
05/25/31
(a)
.................... 200 183,893
(3-mo. CME Term SOFR + 1.53%), 1.98% ,
09/08/31
(a)
.................... 385 342,618
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.70%), 4.44% ,
05/12/32
(a)
.................... 393 383,544
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.07%), 5.32% ,
07/08/36
(a)
.................... 200 200,553
Morgan Stanley Private Bank NA, (1-day SOFR
+ 1.08%), 4.73%, 07/18/31
(a)
......... 250 248,872
National Australia Bank Ltd., 4.53%, 06/13/30 250 250,548
National Bank of Canada, 4.50%, 10/10/29 .. 250 248,642
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 1,062 1,289,078
NatWest Group plc
(a)
5.08% , 01/27/30 .................. USD 200 201,303
(3-mo. SOFR + 2.13%), 4.45% , 05/08/30 . 251 248,627
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.22%), 4.96% ,
08/15/30 ..................... 200 200,593
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 400 414,793
Security
Par (000)
Par (000) Value
Banks (continued)
Pinnacle Financial Partners, Inc., (1-day SOFR +
1.70%), 5.60%, 05/19/32
(a)
........... USD 5,180 $ 5,196,563
PNC Bank NA
4.05% , 07/26/28 .................. 250 247,103
2.70% , 10/22/29 .................. 250 234,899
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.61%), 4.08% , 01/26/29 . 342 339,191
(1-day SOFR + 1.20%), 5.49% , 05/14/30 . 144 147,040
(1-day SOFR + 0.98%), 2.31% , 04/23/32 . 149 132,845
(1-day SOFR + 1.26%), 4.81% , 10/21/32 . 750 746,696
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 547 563,687
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 129 130,688
(1-day SOFR + 1.42%), 5.37% , 07/21/36 . 238 240,196
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41 ..................... 167 164,068
Regions Financial Corp., (1-day SOFR + 2.06%),
5.50%, 09/06/35
(a)
................ 100 101,176
Royal Bank of Canada
(SOFR Index + 0.86%), 4.52% , 10/18/28
(a)
539 539,035
(1-day SOFR + 0.89%), 4.50% , 08/06/29
(a)
100 99,668
(1-day SOFR + 0.84%), 4.40% , 04/17/30
(a)
400 396,682
(SOFR Index + 1.08%), 4.65% , 10/18/30
(a)
240 239,457
(1-day SOFR + 1.06%), 4.70% , 08/06/31
(a)
405 403,110
2.30% , 11/03/31 .................. 266 237,399
(1-day SOFR + 1.01%), 4.61% , 05/03/32
(a)
182 179,920
5.15% , 02/01/34 .................. 410 417,907
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 1.61%), 5.47% , 03/20/29 . 356 359,444
(1-day SOFR + 1.94%), 5.35% , 09/06/30 . 367 370,231
Santander UK Group Holdings plc, (1-day SOFR
+ 1.48%), 2.90%, 03/15/32
(a)
......... 1,740 1,582,889
Shawbrook Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.80%),
8.38%
(a) (c) (k)
.................... GBP 575 764,381
Societe Generale SA, (5-Year EURIBOR ICE
Swap Rate + 3.25%), 6.00%
(a) (c) (k)
....... EUR 500 578,374
Sumitomo Mitsui Financial Group, Inc.
3.54% , 01/17/28 .................. USD 577 568,813
5.32% , 07/09/29 .................. 717 728,725
2.22% , 09/17/31 .................. 888 777,420
5.77% , 01/13/33 .................. 201 209,176
(1-day SOFR + 1.38%), 4.95% , 07/08/33
(a)
313 310,796
(1-day SOFR + 1.22%), 5.05% , 01/15/37
(a)
300 294,573
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.33% ,
03/03/41
(a)
.................... 104 101,256
Svenska Handelsbanken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.05%), 4.75%
(a) (c) (k)
........ 400 380,454
Toronto-Dominion Bank (The)
4.57% , 06/02/28 .................. 723 723,008
5.52% , 07/17/28 .................. 320 326,130
4.36% , 04/23/29 .................. 100 99,465
2.00% , 09/10/31 .................. 224 198,199
2.45% , 01/12/32 .................. 422 374,710
3.20% , 03/10/32 .................. 100 91,981
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.15% ,
09/10/34
(a)
.................... 139 139,399
4.93% , 10/15/35 .................. 140 137,535
Truist Bank
(a)
(1-day SOFR + 0.77%), 4.42% , 07/24/28 . 250 249,709
(1-day SOFR + 0.91%), 4.14% , 10/23/29 . 476 470,435

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Truist Financial Corp.
(a)
(1-day SOFR + 0.86%), 1.89% , 06/07/29 . USD 256 $ 242,906
Series I. , (1-day SOFR + 0.97%), 4.60% ,
01/27/32 ..................... 848 836,283
Series I , (1-day SOFR + 1.09%), 4.68% ,
04/23/32 ..................... 13 12,832
(1-day SOFR + 1.57%), 5.15% , 08/05/32 . 240 241,781
(1-day SOFR + 1.92%), 5.71% , 01/24/35 . 100 102,968
(1-day SOFR + 1.40%), 4.96% , 10/23/36 . 250 243,177
US Bancorp
3.90% , 04/26/28 .................. 200 198,137
(1-day SOFR + 1.23%), 4.65% , 02/01/29
(a)
208 208,146
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(a)
100 102,086
3.00% , 07/30/29 .................. 233 221,824
(1-day SOFR + 1.25%), 5.10% , 07/23/30
(a)
200 202,459
(1-day SOFR + 0.87%), 4.48% , 01/26/32
(a)
492 484,657
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(a)
147 153,270
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(a)
600 619,496
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.49% ,
11/03/36
(a)
.................... 106 92,276
(1-day SOFR + 1.10%), 5.03% , 01/26/37
(a)
195 192,220
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.25%), 5.72% ,
05/20/41
(a)
.................... 118 118,377
Wachovia Corp., 5.50%, 08/01/35 ........ 100 101,121
Wells Fargo & Co.
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(a)
1,144 1,163,324
Series B , 7.95% , 11/15/29 ............ 221 241,703
(1-day SOFR + 0.74%), 4.18% , 01/23/30
(a)
2,875 2,837,315
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(a)
540 546,069
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30
(a)
.................... 100 94,133
(1-day SOFR + 1.50%), 5.15% , 04/23/31
(a)
1,078 1,089,316
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
150 161,901
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
2,014 2,052,762
(1-day SOFR + 1.10%), 4.96% , 01/23/37
(a)
1,130 1,103,196
Westpac Banking Corp.
4.15% , 05/11/28 .................. 1,200 1,195,497
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.62% ,
11/20/35
(a)
.................... 120 120,988
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36
(a)
.................... 645 575,874
Zions Bancorp NA, (1-day SOFR + 1.16%),
4.70%, 08/18/28
(a)
................ 250 249,581
137,471,378
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 230 223,861
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 324 315,352
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 304 307,064
Coca-Cola Co. (The)
2.00% , 03/05/31 .................. 500 448,941
5.00% , 05/13/34 .................. 333 340,888
4.65% , 08/14/34 .................. 100 100,053
Constellation Brands, Inc.
2.25% , 08/01/31 .................. 100 88,259
4.90% , 05/01/33 .................. 157 155,190
4.95% , 11/01/35 .................. 100 97,299
Molson Coors Beverage Co., 4.90%, 07/08/31 3,980 3,974,583
PepsiCo, Inc.
4.50% , 07/17/29 .................. 708 710,191
Security
Par (000)
Par (000) Value
Beverages (continued)
1.63% , 05/01/30 .................. USD 273 $ 245,931
1.95% , 10/21/31 .................. 381 334,980
4.80% , 07/17/34 .................. 337 338,602
5.00% , 02/07/35 .................. 115 115,554
7,796,748
Biotechnology — 0.2%
AbbVie, Inc.
4.80% , 03/15/29 .................. 118 118,915
3.20% , 11/21/29 .................. 1,304 1,248,633
4.13% , 03/15/31 .................. 2,324 2,274,094
4.40% , 03/15/33 .................. 2,825 2,764,161
5.05% , 03/15/34 .................. 409 413,412
4.55% , 03/15/35 .................. 69 66,921
5.20% , 03/15/35 .................. 400 406,524
4.30% , 05/14/36 .................. 120 113,294
Amgen, Inc.
1.65% , 08/15/28 .................. 309 291,199
5.25% , 03/02/30 .................. 100 101,889
4.20% , 02/19/31 .................. 4,040 3,961,558
5.25% , 03/02/33 .................. 1,404 1,428,699
4.85% , 02/19/36 .................. 1,020 999,272
Biogen, Inc., 5.05%, 01/15/31 .......... 147 148,753
BioMarin Pharmaceutical, Inc., 5.50%,
02/15/34
(b)
..................... 1,570 1,542,442
Genmab A/S
(b)
6.25% , 12/15/32 .................. 563 573,738
7.25% , 12/15/33 .................. 1,186 1,236,522
Gilead Sciences, Inc.
4.25% , 05/20/28 .................. 518 516,439
4.80% , 11/15/29 .................. 100 100,995
5.25% , 10/15/33 .................. 146 150,081
5.10% , 06/15/35 .................. 100 100,836
Grifols SA
(c)
7.13% , 05/01/30 .................. EUR 1,130 1,342,834
7.50% , 05/01/30 .................. 223 265,765
20,166,976
Broadline Retail — 0.1%
Amazon.com, Inc.
4.00% , 03/13/29 .................. USD 498 492,677
4.65% , 12/01/29 .................. 173 174,183
4.10% , 11/20/30 .................. 808 794,103
4.25% , 03/13/31 .................. 455 448,018
4.55% , 03/13/33 .................. 2,951 2,902,926
4.35% , 03/20/33 .................. 492 478,904
4.80% , 12/05/34 .................. 120 120,291
4.65% , 11/20/35 .................. 517 502,767
4.88% , 03/13/36 .................. 1,455 1,432,307
B&M European Value Retail plc
6.50% , 11/27/31
(c)
................. GBP 2,065 2,698,880
eBay, Inc.
2.60% , 05/10/31 .................. USD 200 180,243
5.13% , 11/06/35 .................. 100 98,639
Getty Images, Inc., 10.50%, 11/15/30
(b)
..... 215 179,245
Match Group Holdings II LLC
(b)
3.63% , 10/01/31 .................. 357 321,207
6.13% , 09/15/33 .................. 1,558 1,539,589
MercadoLibre, Inc., 4.90%, 01/15/33 ...... 634 617,516
Prosus NV, 4.19%, 01/19/32
(b)
.......... 654 624,086
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 200 206,627
9.75% , 04/15/29 .................. 600 652,085
Wayfair LLC, 7.13%, 05/31/34
(b)
......... 324 333,127
14,797,420

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
..................... USD 341 $ 356,297
Builders FirstSource, Inc., 6.75%, 05/15/35
(b)
. 863 879,890
Carlisle Cos., Inc.
2.20% , 03/01/32 .................. 100 86,397
5.25% , 09/15/35 .................. 100 99,723
Carrier Global Corp., 5.90%, 03/15/34 ..... 200 210,863
EMRLD Borrower LP
(b)
6.63% , 12/15/30 .................. 3,462 3,539,320
6.75% , 07/15/31 .................. 408 422,300
Fortune Brands Innovations, Inc.
3.25% , 09/15/29 .................. 123 117,337
5.88% , 06/01/33 .................. 100 104,144
HT Troplast GmbH, 7.63%, 07/15/31
(c)
..... EUR 427 494,923
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
...... USD 831 661,699
Johnson Controls International plc
2.00% , 09/16/31 .................. 148 129,909
6.00% , 01/15/36 .................. 100 106,635
Masco Corp., 2.00%, 10/01/30 .......... 100 88,958
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 214 213,147
9.75% , 07/15/28 .................. 399 399,696
Owens Corning, 5.70%, 06/15/34 ........ 100 103,360
Quikrete Holdings, Inc., 6.38%, 03/01/32
(b)
.. 3,963 4,046,924
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 .................. 4,129 4,153,956
6.25% , 08/01/33 .................. 712 707,047
5.88% , 03/15/34 .................. 760 732,353
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 194 192,627
4.38% , 07/15/30 .................. 269 255,483
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 100 102,129
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 327 264,915
18,470,032
Capital Markets — 0.7%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................ 1,116 1,132,740
Ameriprise Financial, Inc.
5.70% , 12/15/28 .................. 103 105,722
5.20% , 04/15/35 .................. 150 149,420
Antares Holdings LP, 6.63%, 06/10/31
(b)
.... 331 331,028
Apollo Debt Solutions BDC
5.88% , 08/30/30 .................. 152 150,405
6.55% , 03/15/32 .................. 106 106,908
Ares Capital Corp.
5.95% , 07/15/29 .................. 148 149,487
5.55% , 01/15/30 .................. 100 99,441
5.10% , 01/15/31 .................. 194 187,667
3.20% , 11/15/31 .................. 187 164,083
5.80% , 03/08/32 .................. 54 53,512
Ares Strategic Income Fund
5.70% , 03/15/28 .................. 2,419 2,415,388
5.80% , 09/09/30 .................. 290 285,689
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 75 73,043
Banco Nacional de Mexico SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.68%), 6.70%, 08/07/36
(a) (b)
... 630 621,811
Bank of New York Mellon (The), (1-day SOFR +
1.14%), 4.73%, 04/20/29
(a)
........... 250 251,054
Bank of New York Mellon Corp. (The)
(1-day SOFR + 1.09%), 4.98% , 03/14/30
(a)
473 477,058
1.80% , 07/28/31 .................. 559 487,705
(1-day SOFR + 0.90%), 4.54% , 04/23/32
(a)
8,375 8,294,469
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.51%), 4.71% , 02/01/34
(a)
USD 196 $ 192,791
(1-day SOFR + 1.85%), 6.47% , 10/25/34
(a)
337 366,460
(1-day SOFR + 1.35%), 5.32% , 06/06/36
(a)
202 204,563
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 1,440 1,422,058
4.00% , 01/15/29 .................. 100 95,568
5.95% , 07/16/29 .................. 100 100,037
5.05% , 09/10/30 .................. 133 127,273
5.35% , 03/12/31 .................. 100 96,149
6.00% , 11/22/34 .................. 100 96,254
Blackstone Reg Finance Co. LLC, 4.95%,
02/15/36 ...................... 134 130,055
Blackstone Secured Lending Fund
5.35% , 04/13/28 .................. 100 99,672
5.25% , 09/04/29 .................. 200 196,817
5.13% , 01/31/31 .................. 100 95,785
5.90% , 05/21/31 .................. 465 458,065
Blue Owl Capital Corp.
2.88% , 06/11/28 .................. 100 94,662
5.95% , 03/15/29 .................. 143 142,997
6.20% , 07/15/30 .................. 177 176,369
6.30% , 08/15/31 .................. 234 232,580
Blue Owl Credit Income Corp.
6.60% , 09/15/29 .................. 100 100,643
5.80% , 03/15/30 .................. 280 272,803
Blue Owl Finance LLC
3.13% , 06/10/31 .................. 100 87,915
6.25% , 04/18/34 .................. 142 139,024
Brookfield Asset Management Ltd., 5.30%,
01/15/36 ...................... 200 194,984
Brookfield Finance I UK plc, 2.34%, 01/30/32 . 266 233,504
Brookfield Finance, Inc.
4.35% , 04/15/30 .................. 113 111,027
5.33% , 01/15/36 .................. 136 133,777
Carlyle Group, Inc. (The), 5.05%, 09/19/35 .. 100 95,734
Cboe Global Markets, Inc., 1.63%, 12/15/30 . 100 87,431
Charles Schwab Corp. (The)
(1-day SOFR + 2.21%), 5.64% , 05/19/29
(a)
100 101,893
2.75% , 10/01/29 .................. 510 482,031
(1-day SOFR + 0.78%), 4.74% , 05/21/30
(a)
100 100,188
2.30% , 05/13/31 .................. 338 302,987
1.95% , 12/01/31 .................. 100 87,029
(1-day SOFR + 2.50%), 5.85% , 05/19/34
(a)
333 347,959
(1-day SOFR + 1.28%), 5.49% , 05/21/37
(a)
190 192,563
CME Group, Inc.
3.75% , 06/15/28 .................. 111 109,862
2.65% , 03/15/32 .................. 227 205,023
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 374 355,919
Deutsche Bank AG
5.41% , 05/10/29 .................. 150 153,299
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
508 506,217
(1-day SOFR + 1.14%), 4.73% , 02/06/32
(a)
150 147,834
(1-day SOFR + 1.72%), 3.04% , 05/28/32
(a)
150 136,528
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(a)
.................... 261 259,527
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(a)
400 366,696
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
258 278,508
First Eagle Holdings, Inc., 7.25%, 08/15/32
(b)
. 239 240,588
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
2,020 2,032,560
FS KKR Capital Corp., 2.63%, 01/15/27 .... 160 157,047
Gaci First Investment Co., 5.25%, 05/14/33
(c)
. 1,272 1,269,456
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 1,020 1,003,978

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.60% , 02/07/30 .................. USD 800 $ 743,790
3.80% , 03/15/30 .................. 1,000 967,741
(1-day SOFR + 0.99%), 4.59% , 04/20/30
(a)
200 198,871
(1-day SOFR + 1.14%), 4.69% , 10/23/30
(a)
1,399 1,392,366
(1-day SOFR + 1.06%), 4.37% , 10/21/31
(a)
10 9,780
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(a)
100 98,113
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
100 87,960
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
431 380,923
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
475 422,728
(1-day SOFR + 1.34%), 5.09% , 04/20/34
(a)
319 317,720
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(a)
638 690,229
6.45% , 05/01/36 .................. 100 106,401
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(a)
1,393 1,360,057
(1-day SOFR + 1.31%), 5.43% , 06/03/37
(a)
215 215,739
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.18%), 5.39% ,
02/02/41
(a)
.................... 215 209,436
GS Finance Corp., Series O, 0.00%, 05/21/29
(b) (m
) (n)
.......................... 824 848,308
Intercontinental Exchange, Inc.
3.63% , 09/01/28 .................. 107 104,992
4.35% , 06/15/29 .................. 100 99,159
5.25% , 06/15/31 .................. 308 314,340
1.85% , 09/15/32 .................. 449 377,985
Jane Street Group
(b)
6.13% , 11/01/32 .................. 119 119,025
6.75% , 05/01/33 .................. 428 440,141
Jefferies Financial Group, Inc.
5.88% , 07/21/28 .................. 102 103,967
4.15% , 01/23/30 .................. 273 263,750
2.63% , 10/15/31 .................. 100 87,105
6.20% , 04/14/34 .................. 164 167,855
6.25% , 01/15/36 .................. 207 211,359
KKR & Co., Inc., 5.10%, 08/07/35 ........ 100 96,738
LPL Holdings, Inc.
5.15% , 06/15/30 .................. 189 189,599
5.65% , 03/15/35 .................. 137 136,154
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 666 636,756
Moody's Corp., 4.25%, 08/08/32 ......... 100 97,069
Morgan Stanley
(a)
(1-day SOFR + 1.38%), 4.99% , 04/12/29 . 4,742 4,767,773
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 2,083 2,097,528
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 2,560 2,546,201
Series I , (1-day SOFR + 1.07%), 4.36% ,
10/22/31 ..................... 1,128 1,102,884
(1-day SOFR + 0.95%), 4.49% , 01/16/32 . 469 459,884
(SOFR Index + 1.18%), 4.81% , 04/16/32 . 1,835 1,820,735
(1-day SOFR + 1.02%), 1.93% , 04/28/32 . 741 644,265
(1-day SOFR + 1.29%), 2.94% , 01/21/33 . 456 410,031
(1-day SOFR + 1.87%), 5.25% , 04/21/34 . 434 436,732
(1-day SOFR + 1.88%), 5.42% , 07/21/34 . 146 148,265
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 354 384,149
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 556 564,441
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 100 86,749
(1-day SOFR + 1.18%), 5.07% , 01/30/37 . 1,381 1,350,521
(SOFR Index + 1.41%), 5.30% , 04/10/37 . 315 313,435
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ..................... 138 142,314
MSCI, Inc.
5.25% , 09/01/35 .................. 599 586,326
5.15% , 03/15/36 .................. 1,130 1,093,819
Nasdaq, Inc.
5.35% , 06/28/28 .................. 203 205,698
5.55% , 02/15/34 .................. 100 102,873
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Nomura Holdings, Inc.
6.07% , 07/12/28 .................. USD 200 $ 205,320
2.61% , 07/14/31 .................. 268 239,130
6.09% , 07/12/33 .................. 200 210,508
5.49% , 06/29/35 .................. 200 203,047
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04% ,
06/10/36
(a)
.................... 200 195,320
Northern Trust Corp.
1.95% , 05/01/30 .................. 16 14,561
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 5.12% ,
11/19/40
(a)
.................... 106 103,638
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 .................. 881 882,507
8.00% , 08/01/33 .................. 2,140 2,147,903
Raymond James Financial, Inc., 4.90%, 09/11/35 100 97,518
S&P Global, Inc.
2.50% , 12/01/29 .................. 297 277,702
5.25% , 09/15/33 .................. 100 102,059
4.80% , 12/04/35
(b)
................. 100 97,516
State Street Corp.
(1-day SOFR + 1.02%), 4.53% , 02/20/29
(a)
772 771,669
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(a)
100 102,610
2.40% , 01/24/30 .................. 162 151,275
4.73% , 02/28/30 .................. 80 80,558
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(a)
504 449,381
(1-day SOFR + 1.49%), 3.03% , 11/01/34
(a)
100 93,951
(1-day SOFR + 1.22%), 5.15% , 02/28/36
(a)
233 233,412
TPG Operating Group II LP
4.88% , 05/15/31 .................. 100 98,588
5.88% , 03/05/34 .................. 100 101,484
UBS Americas, Inc., 7.13%, 07/15/32 ...... 80 89,072
UBS Group AG, (1-day SOFR + 1.06%), 4.40%,
09/23/31
(a) (b)
.................... 580 568,427
68,437,254
Chemicals — 0.8%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (j)
.......... 619 493,668
Air Products & Chemicals, Inc.
4.30% , 06/11/28 .................. 183 182,686
4.90% , 10/11/32 .................. 177 178,603
4.85% , 02/08/34 .................. 157 156,390
Avient Corp., 6.25%, 11/01/31
(b)
......... 164 166,185
Bond US Bidco 1, Inc.
6.50% , 06/15/33
(c)
................. EUR 2,174 2,502,312
6.50% , 06/15/33
(b)
................. 1,390 1,599,915
7.13% , 06/15/33
(b)
................. USD 588 593,720
Celanese US Holdings LLC
7.00% , 02/15/31 .................. 46 47,346
6.75% , 04/15/33 .................. 204 207,810
7.38% , 02/15/34 .................. 855 883,330
CF Industries, Inc., 5.30%, 11/26/35 ...... 120 119,574
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 1,455 1,453,824
4.63% , 11/15/29 .................. 1,450 1,383,995
7.88% , 03/15/34 .................. 375 376,828
Consolidated Energy Finance SA, 5.63%,
10/15/28
(b)
..................... 150 144,000
Dow Chemical Co. (The)
4.80% , 11/30/28 .................. 467 467,867
7.38% , 11/01/29 .................. 2,280 2,454,092
6.30% , 03/15/33 .................. 1,530 1,607,013
5.65% , 03/15/36 .................. 2,446 2,433,471
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
. 1,028 1,027,520

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Eastman Chemical Co., 5.63%, 02/20/34 ... USD 149 $ 151,705
Ecolab, Inc.
4.30% , 06/15/28 .................. 529 527,775
1.30% , 01/30/31 .................. 100 86,221
5.00% , 09/01/35 .................. 100 99,678
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 1,535 1,497,752
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.40%, 02/05/31
(a) (c)
.. EUR 611 704,897
FMC Corp.
3.45% , 10/01/29 .................. USD 1,166 1,079,662
8.00% , 06/01/31
(b)
................. 4,973 5,175,846
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 777 677,738
INEOS Finance plc
(c)
6.38% , 04/15/29 .................. EUR 1,996 2,243,226
7.25% , 03/31/31 .................. 619 673,375
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
492 515,163
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
..................... 280 314,019
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 204 197,632
Italmatch Chemicals SpA, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 6.42%, 02/05/31
(a) (c)
. EUR 569 656,071
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
544 630,177
K+S AG, 0.63%, 06/16/31
(c) (m)
.......... 400 455,093
Kronos International, Inc.
9.50% , 03/15/29
(c)
................. 2,396 2,687,658
Lubrizol Corp. (The), 6.50%, 10/01/34 ..... USD 100 110,638
Lune Holdings SARL, 5.63%, 11/15/28
(c)
.... EUR 990 11,312
LYB International Finance III LLC
2.25% , 10/01/30 .................. USD 1,626 1,452,850
5.13% , 01/15/31 .................. 1,297 1,294,946
5.63% , 05/15/33 .................. 1,523 1,534,937
6.15% , 05/15/35 .................. 178 182,426
5.88% , 01/15/36 .................. 2,430 2,436,583
Maxam Prill SARL, 6.00%, 07/15/30
(c)
..... EUR 2,765 3,224,458
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
USD 720 714,600
Monitchem HoldCo 3 SA, 8.00%, 07/15/31
(c)
. EUR 2,637 3,001,330
Mosaic Co. (The), 5.45%, 11/15/33 ....... USD 100 101,209
Nouryon Finance BV, 6.13%, 07/15/31
(c)
.... EUR 467 542,112
Nutrien Ltd.
4.85% , 05/29/31 .................. USD 100 99,904
5.25% , 03/12/32 .................. 100 101,660
5.40% , 06/21/34 .................. 109 110,489
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
................. EUR 1,072 1,196,885
6.25% , 10/01/29
(b)
................. USD 1,660 1,636,551
7.25% , 06/15/31
(b)
................. 1,160 1,174,587
6.75% , 08/01/32
(b)
................. 2,412 2,356,715
6.13% , 02/15/33
(c)
................. EUR 974 1,119,789
7.25% , 02/15/33
(b)
................. USD 6,575 6,502,462
Orbia Advance Corp. SAB de CV, 6.75%,
09/19/42
(b)
..................... 722 637,526
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 1,472 1,469,227
PPG Industries, Inc., 2.80%, 08/15/29 ..... 100 94,777
Sasol Financing USA LLC, 8.75%, 04/10/33
(b)
. 621 643,123
SCIL IV LLC, 9.50%, 07/15/28
(c)
......... EUR 982 1,157,128
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 .................. USD 595 557,685
4.38% , 02/01/32 .................. 79 74,049
Sherwin-Williams Co. (The)
4.55% , 03/01/28 .................. 588 587,948
4.80% , 09/01/31 .................. 100 100,125
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 2,798 2,743,490
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
..................... 959 953,037
Security
Par (000)
Par (000) Value
Chemicals (continued)
Stonepeak Motion Holdco Ltd., 5.00%,
07/15/33
(c)
..................... EUR 608 $ 699,871
Synthomer plc, 7.38%, 05/02/29
(c)
........ 633 623,955
Westlake Corp., 5.55%, 11/15/35 ........ USD 100 99,127
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. 5,414 5,088,573
7.38% , 03/01/31 .................. 1,108 1,112,607
6.63% , 08/15/32 .................. 1,718 1,666,249
7.00% , 08/01/33 .................. 1,276 1,242,515
85,311,292
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 .................. 309 292,015
5.88% , 10/15/33 .................. 1,686 1,656,273
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
................. 3,520 3,466,044
4.88% , 06/01/28
(c)
................. GBP 1,633 2,151,963
6.00% , 06/01/29
(b)
................. USD 4,870 4,848,557
6.88% , 06/15/30
(b)
................. 2,565 2,635,786
7.88% , 02/15/31
(b)
................. 7,966 8,327,529
Amber Finco plc, 6.63%, 07/15/29
(c)
....... EUR 1,127 1,333,943
APCOA GmbH, 6.00%, 04/15/31
(c)
....... 1,755 2,033,369
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. USD 234 224,405
4.75% , 10/15/29 .................. 141 138,184
5.75% , 06/01/34 .................. 295 291,649
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 248 247,503
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.65%,
05/01/30
(a) (c)
.................... EUR 463 533,735
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
USD 252 253,260
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 .................. EUR 922 1,056,154
7.38% , 06/15/31 .................. GBP 875 1,170,183
Brink's Co. (The)
(b)
6.50% , 06/15/29 .................. USD 173 176,463
6.75% , 06/15/32 .................. 1,334 1,363,190
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
..... 64 64,904
Deluxe Corp., 8.13%, 09/15/29
(b)
........ 133 137,690
Garda World Security Corp.
(b)
7.75% , 02/15/28 .................. 430 437,584
6.00% , 06/01/29 .................. 104 102,454
8.25% , 08/01/32 .................. 1,643 1,681,323
8.38% , 11/15/32 .................. 6,685 6,839,116
GFL Environmental Holdings US, Inc.
(b)
5.63% , 07/01/31 .................. 405 404,948
5.50% , 02/01/34 .................. 2,628 2,570,417
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 100 97,636
4.38% , 08/15/29 .................. 550 534,630
6.75% , 01/15/31 .................. 144 148,144
Luna 1.5 SARL
(j)
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(c)
.................... EUR 744 903,746
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(b)
.................... 165 200,427
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
....... 438 507,514
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 1,887 1,887,973
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(a) (b) (j)
............... 618 539,585
Paprec Holding SA
(c)
4.13% , 07/15/30 .................. EUR 1,350 1,538,360
4.50% , 07/15/32 .................. 997 1,139,535
Republic Services, Inc.
1.45% , 02/15/31 .................. USD 254 220,571

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00% , 12/15/33 .................. USD 351 $ 354,866
Reworld Holding Corp., 4.88%, 12/01/29
(b)
... 313 298,531
RR Donnelley & Sons Co.
(b)
9.50% , 08/01/29 .................. 1,968 2,040,464
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(j)
..................... 326 313,820
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
..................... 2,371 2,502,483
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 .................. EUR 400 459,778
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.15% , 07/15/32
(a)
............... 206 236,703
Waste Connections, Inc.
4.20% , 01/15/33 .................. USD 111 106,812
5.00% , 03/01/34 .................. 218 218,107
Waste Management, Inc.
2.00% , 06/01/29 .................. 187 174,543
4.95% , 07/03/31 .................. 350 354,872
4.88% , 02/15/34 .................. 282 283,291
4.95% , 03/15/35 .................. 100 99,770
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
.... 4,454 4,557,738
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 .................. 812 829,002
6.63% , 04/15/30 .................. 1,188 1,223,874
7.38% , 10/01/31 .................. 255 264,015
66,475,431
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.75% , 02/24/30 .................. 141 142,227
5.05% , 02/26/34 .................. 369 372,122
5.10% , 02/24/35 .................. 146 147,487
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 439 437,740
2.75% , 05/24/31 .................. 2,021 1,835,982
5.20% , 08/15/32 .................. 2,969 2,994,951
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 174 165,973
6,096,482
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
........... 157 157,224
Arcosa, Inc.
(b)
4.38% , 04/15/29 .................. 838 824,248
6.88% , 08/15/32 .................. 780 813,651
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 1,726 1,406,515
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 318 311,018
Egis SA, 5.13%, 05/15/31
(c)
............ EUR 964 1,120,684
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34
(b)
..................... USD 531 533,737
Heathrow Finance plc
(c)
3.88% , 03/01/27
(d)
................. GBP 1,745 2,290,720
6.63% , 03/01/31 .................. 641 851,588
Weekley Homes LLC, 6.75%, 01/15/34
(b)
.... USD 304 304,808
8,614,193
Construction Materials — 0.0%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 .................. 100 89,034
5.15% , 12/01/34 .................. 107 106,993
Vulcan Materials Co.
4.95% , 12/01/29 .................. 286 288,455
3.50% , 06/01/30 .................. 100 95,668
580,150
Security
Par (000)
Par (000) Value
Consumer Finance — 0.5%
AerCap Ireland Capital DAC
4.88% , 04/01/28 .................. USD 185 $ 185,753
5.75% , 06/06/28 .................. 259 264,015
4.63% , 09/10/29 .................. 475 472,787
5.38% , 12/15/31 .................. 150 152,656
5.30% , 01/19/34 .................. 627 627,388
4.95% , 09/10/34 .................. 253 246,643
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
257 260,541
(1-day SOFR + 3.26%), 6.99% , 06/13/29
(a)
100 103,689
(SOFR Index + 1.73%), 5.54% , 01/17/31
(a)
181 181,921
8.00% , 11/01/31 .................. 143 159,265
(1-day SOFR + 1.78%), 5.55% , 07/31/33
(a)
122 120,992
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 100 100,569
(1-day SOFR + 1.26%), 4.73% , 04/25/29 . 408 409,051
(1-day SOFR + 0.81%), 4.35% , 07/20/29 . 499 496,448
(SOFR Index + 1.28%), 5.28% , 07/27/29 . 430 435,694
(1-day SOFR + 0.81%), 4.44% , 05/03/30 . 300 298,151
(1-day SOFR + 1.94%), 6.49% , 10/30/31 . 106 113,056
(1-day SOFR + 1.22%), 4.92% , 07/20/33 . 513 512,717
(1-day SOFR + 1.63%), 5.92% , 04/25/35 . 231 240,128
(1-day SOFR + 1.24%), 4.80% , 10/24/36 . 601 581,987
American Honda Finance Corp.
2.00% , 03/24/28 .................. 575 550,112
5.13% , 07/07/28 .................. 100 100,880
4.25% , 09/01/28 .................. 265 263,080
4.40% , 09/05/29 .................. 437 432,405
1.80% , 01/13/31 .................. 434 380,187
4.90% , 01/10/34 .................. 149 146,064
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 .................. 506 525,437
7.25% , 01/15/31 .................. 348 357,545
6.25% , 02/15/34 .................. 185 179,385
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 316 324,938
(1-day SOFR + 2.60%), 5.25% , 07/26/30 . 200 202,119
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 455 499,043
(1-day SOFR + 1.34%), 2.36% , 07/29/32 . 134 116,323
(SOFR Index + 3.37%), 7.96% , 11/02/34 . 317 364,568
(1-day SOFR + 2.26%), 6.05% , 02/01/35 . 346 359,442
(1-day SOFR + 1.99%), 5.88% , 07/26/35 . 100 102,847
(1-day SOFR + 2.04%), 6.18% , 01/30/36 . 77 78,760
(1-day SOFR + 1.63%), 5.20% , 09/11/36 . 237 230,707
Caterpillar Financial Services Corp.
Series L , 4.20% , 05/15/28 ............ 403 401,729
3.95% , 11/14/28 .................. 100 99,022
4.85% , 02/27/29 .................. 100 101,214
4.38% , 08/16/29 .................. 266 265,556
4.70% , 11/15/29 .................. 170 171,313
Series L , 4.50% , 05/15/31 ............ 299 297,585
Encore Capital Group, Inc.
(c)
4.25% , 06/01/28 .................. GBP 400 514,687
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.44% , 07/15/33
(a)
............... EUR 430 497,435
Ford Motor Credit Co. LLC
7.35% , 11/04/27 .................. USD 364 374,010
6.80% , 05/12/28 .................. 3,582 3,684,263
5.30% , 09/06/29 .................. 2,315 2,306,419
5.88% , 11/07/29 .................. 670 678,059
7.35% , 03/06/30 .................. 900 951,591
7.20% , 06/10/30 .................. 500 526,963
6.05% , 03/05/31 .................. 369 374,534
3.63% , 06/17/31 .................. 600 547,143
7.12% , 11/07/33 .................. 212 225,512

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.13% , 03/08/34 .................. USD 242 $ 243,586
5.87% , 10/31/35 .................. 288 281,985
General Motors Financial Co., Inc.
5.80% , 06/23/28 .................. 238 242,625
4.75% , 04/06/29 .................. 3,780 3,777,978
5.55% , 07/15/29 .................. 100 102,040
5.75% , 02/08/31 .................. 181 186,609
2.70% , 06/10/31 .................. 806 725,308
6.10% , 01/07/34 .................. 169 176,314
5.95% , 04/04/34 .................. 319 330,138
6.15% , 07/15/35 .................. 245 255,313
5.45% , 01/08/36 .................. 430 428,348
GGAM Finance Ltd.
(b)
6.88% , 04/15/29 .................. 1,175 1,200,618
5.88% , 03/15/30 .................. 15 14,944
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 712 723,435
John Deere Capital Corp.
4.95% , 07/14/28 .................. 1,117 1,130,844
2.80% , 07/18/29 .................. 346 329,969
Series I , 4.20% , 03/10/31 ............ 50 49,159
2.00% , 06/17/31 .................. 812 719,169
Series I , 5.15% , 09/08/33 ............ 332 339,396
Kaspi.KZ JSC, 5.90%, 04/28/31
(b)
........ 699 698,229
Navient Corp.
9.38% , 10/15/31 .................. 435 433,344
7.88% , 06/15/32 .................. 398 372,495
OneMain Finance Corp.
6.63% , 05/15/29 .................. 1,079 1,100,212
5.38% , 11/15/29 .................. 280 275,021
7.88% , 03/15/30 .................. 188 195,713
6.13% , 05/15/30 .................. 503 502,974
4.00% , 09/15/30 .................. 319 294,865
7.50% , 05/15/31 .................. 49 50,622
7.13% , 11/15/31 .................. 89 90,539
6.75% , 03/15/32 .................. 3,281 3,288,889
7.13% , 09/15/32 .................. 176 178,963
6.50% , 03/15/33 .................. 648 637,652
6.75% , 09/15/33 .................. 1,634 1,617,556
PACCAR Financial Corp.
Series R , 3.90% , 02/05/29 ........... 118 116,631
5.00% , 03/22/34 .................. 100 101,021
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
2,783 2,874,867
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(a)
..................... 340 339,607
Synchrony Financial
5.15% , 03/19/29 .................. 359 359,055
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
496 496,363
Toyota Motor Credit Corp.
5.05% , 05/16/29 .................. 287 291,177
4.55% , 08/09/29 .................. 256 255,901
3.38% , 04/01/30 .................. 180 172,309
Series B , 4.55% , 05/14/31 ............ 298 295,531
1.90% , 09/12/31 .................. 216 188,317
4.60% , 10/10/31 .................. 150 149,306
4.80% , 01/05/34 .................. 251 248,847
5.35% , 01/09/35 .................. 192 196,119
50,274,231
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 .................. 296 289,220
5.63% , 03/31/32 .................. 260 251,370
6.25% , 03/15/33 .................. 1,251 1,239,979
5.75% , 03/31/34 .................. 2,093 1,993,259
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(c)
.. GBP 2,583 3,218,565
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Boots Group Finco LP
5.38% , 08/31/32
(c)
................. EUR 566 $ 662,721
5.38% , 08/31/32
(b)
................. 565 661,550
7.38% , 08/31/32
(b)
................. GBP 245 335,556
7.38% , 08/31/32
(c)
................. 282 386,232
Cencosud SA
(b)
5.95% , 05/28/31 .................. USD 600 620,220
5.75% , 04/15/36 .................. 540 540,405
Co-Operative Group Ltd., 8.25%, 12/15/31
(c)
. GBP 594 808,591
Dollar General Corp.
4.13% , 05/01/28 .................. USD 109 108,188
5.20% , 07/05/28 .................. 123 124,322
5.45% , 07/05/33 .................. 156 158,555
Dollar Tree, Inc., 4.20%, 05/15/28 ........ 130 128,983
KeHE Distributors LLC
(b)
9.00% , 02/15/29 .................. 179 187,386
7.13% , 04/30/33 .................. 600 611,188
Kroger Co. (The)
1.70% , 01/15/31 .................. 252 220,964
5.00% , 09/15/34 .................. 125 123,348
Market Bidco Finco plc
(c)
6.75% , 01/31/31 .................. EUR 725 818,488
8.75% , 01/31/31 .................. GBP 200 259,797
New Immo Holding SA
(c)
5.88% , 04/17/28 .................. EUR 300 350,328
4.88% , 12/08/28 .................. 700 802,323
4.95% , 11/14/30 .................. 300 341,479
5.50% , 04/23/31 .................. 300 343,627
Ocado Group plc, 6.25%, 08/06/29
(c) (m)
..... GBP 900 1,129,464
Performance Food Group, Inc.
(b)
6.13% , 09/15/32 .................. USD 1,362 1,378,659
5.63% , 03/01/34 .................. 1,637 1,606,709
Sysco Corp.
4.40% , 07/25/31 .................. 177 172,655
6.00% , 01/17/34 .................. 101 106,194
5.40% , 03/23/35 .................. 167 167,743
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
227 227,029
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 135 133,250
7.25% , 01/15/32 .................. 54 56,037
Walmart, Inc.
7.55% , 02/15/30 .................. 249 276,147
4.15% , 04/30/31 .................. 358 353,889
4.45% , 04/30/33 .................. 590 583,924
4.90% , 04/28/35 .................. 128 129,082
5.25% , 09/01/35 .................. 183 188,894
22,096,320
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ...................... 794 808,135
Ardagh Group SA
9.50% , 12/01/30
(b)
................. 1,662 1,776,614
9.50% , 12/01/30
(c)
................. 1,994 2,131,392
11.00% , ( 11.00 % Cash or 6.50 % PIK),
12/01/30
(a) (b) (j)
.................. 364 346,461
11.00% , ( 11.00 % Cash or 7.50 % PIK),
12/01/30
(c) (j)
................... EUR 1,719 1,849,752
Ardagh Metal Packaging Finance USA LLC
3.25% , 09/01/28
(b)
................. USD 200 191,514
3.00% , 09/01/29
(c)
................. EUR 1,182 1,298,454
4.00% , 09/01/29
(b)
................. USD 4,674 4,442,954
6.25% , 01/30/31
(b)
................. 949 959,621
Avery Dennison Corp., 2.25%, 02/15/32 .... 100 87,076
Ball Corp.
4.25% , 07/01/32 .................. EUR 225 260,536

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.50% , 09/15/33 .................. USD 116 $ 116,717
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 309 308,613
6.88% , 01/15/30 .................. 1,289 1,284,204
6.75% , 04/15/32 .................. 768 745,425
Crown Americas LLC, 5.88%, 06/01/33 .... 1,365 1,374,595
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (j)
........... EUR 457 478,204
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... USD 665 597,908
Kleopatra Finco SARL, (1-mo. EURIBOR +
2.00%), 6.00%, 01/30/31
(a)
........... EUR 2,150 2,063,517
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 .................. USD 8,974 9,174,300
9.25% , 04/15/30 .................. 808 794,912
OI European Group BV
(c)
6.25% , 05/15/28 .................. EUR 928 1,076,238
5.25% , 06/01/29 .................. 866 1,006,957
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
.... 560 635,427
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34 USD 255 259,235
Sonoco Products Co.
4.60% , 09/01/29 .................. 100 99,396
5.00% , 09/01/34 .................. 107 104,952
Sword Purchaser LLC
7.25% , 04/15/33
(c)
................. EUR 1,247 1,492,656
8.25% , 04/15/33
(b)
................. USD 749 775,043
Trivium Packaging Finance BV
(b)
6.63% , 07/15/30 .................. EUR 130 155,758
8.25% , 07/15/30 .................. USD 1,503 1,588,097
12.25% , 01/15/31 ................. 200 221,068
WestRock MWV LLC, 7.95%, 02/15/31 ..... 100 112,107
WRKCo, Inc., 3.90%, 06/01/28 .......... 326 321,705
38,939,543
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............. 30 28,592
Core & Main LP, 6.00%, 07/01/34
(b)
....... 2,242 2,252,544
Dealer Tire Financial LLC, 10.38%, 10/01/31
(b)
252 251,100
Gates Corp., 6.88%, 07/01/29
(b)
......... 327 334,448
LKQ Corp., 5.75%, 06/15/28 ........... 225 228,048
Resideo Funding, Inc.
(b)
4.00% , 09/01/29 .................. 190 182,184
6.50% , 07/15/32 .................. 1,469 1,476,342
4,753,258
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
... 963 967,456
Multiversity SpA
(c)
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
6.40% , 10/30/28
(a)
............... EUR 600 690,507
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.40% , 05/17/31
(a)
............... 1,315 1,515,523
7.13% , 05/17/31 .................. 819 971,221
Service Corp. International
4.00% , 05/15/31 .................. USD 419 395,512
5.75% , 10/15/32 .................. 1,404 1,409,650
Sotheby's
(b)
5.88% , 06/01/29 .................. 400 379,642
8.25% , 04/15/31 .................. 663 659,508
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 1,481 1,531,844
8,520,863
Diversified REITs — 0.1%
Digital Realty Trust LP
4.45% , 07/15/28 .................. 220 219,232
3.60% , 07/01/29 .................. 229 221,840
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ...................... USD 95 $ 93,008
Equinix Europe 2 Financing Corp. LLC
4.70% , 03/15/33 .................. 124 120,854
5.50% , 06/15/34 .................. 100 101,387
GLP Capital LP
3.25% , 01/15/32 .................. 354 316,950
5.63% , 03/01/36 .................. 131 128,377
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 331 318,034
Simon Property Group LP, 4.38%, 10/01/30 .. 1,696 1,679,565
Trust Fibra Uno, 7.70%, 01/23/32
(c)
....... 580 618,263
Uniti Group LP
(b)
6.50% , 02/15/29 .................. 229 227,192
6.00% , 01/15/30 .................. 271 264,719
Series Feb , 8.63% , 06/15/32 .......... 2,095 2,185,537
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 1,309 1,256,319
WP Carey, Inc., 5.38%, 06/30/34 ........ 130 131,432
7,882,709
Diversified Telecommunication Services — 1.2%
Altice France SA
7.25% , 11/01/29
(c)
................. EUR 723 833,767
4.75% , 10/15/30
(c)
................. 1,765 1,964,784
6.88% , 10/15/30
(b)
................. USD 904 876,720
5.50% , 10/15/31
(c)
................. EUR 264 296,416
6.50% , 10/15/31
(b)
................. USD 579 561,076
6.50% , 04/15/32
(b)
................. 3,931 3,799,158
5.63% , 07/15/32
(c)
................. EUR 977 1,098,790
6.88% , 07/15/32
(b)
................. USD 1,506 1,460,750
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 1,792 1,798,439
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(b)
. 2,232 2,227,425
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 494 532,919
AT&T, Inc.
2.30% , 06/01/27 .................. 254 249,061
4.30% , 02/15/30 .................. 472 465,783
4.40% , 04/30/31 .................. 100 98,318
2.75% , 06/01/31 .................. 454 412,913
2.55% , 12/01/33 .................. 1,263 1,060,797
4.50% , 05/15/35 .................. 470 442,501
5.38% , 08/15/35 .................. 116 116,536
Athomstart Invest 1083 A/S, (3-mo. EURIBOR at
0.00% Floor + 6.00%), 8.28%, 06/04/30
(a) (b) (c)
EUR 1,900 2,186,114
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
USD 1,000 5,000
Bell Telephone Co. of Canada or Bell Canada
5.10% , 05/11/33 .................. 132 131,944
5.45% , 11/15/36 .................. 71 70,502
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
. 286 289,665
British Telecommunications Ltd., (5-Year U.K.
Government Bonds Note Generic Bid Yield +
2.28%), 6.38%, 12/03/55
(a) (c)
.......... GBP 511 685,135
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. USD 693 677,938
6.38% , 09/01/29 .................. 187 186,811
4.75% , 03/01/30 .................. 3,815 3,617,197
4.25% , 02/01/31 .................. 2,410 2,170,403
4.75% , 02/01/32 .................. 896 799,207
7.00% , 02/01/33 .................. 591 579,585
7.38% , 02/01/36 .................. 2,927 2,870,465
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 1,062 1,103,973
Comcast Corp.
4.25% , 10/15/30 .................. 384 376,462
1.95% , 01/15/31 .................. 240 212,070
1.50% , 02/15/31 .................. 399 344,165
4.25% , 01/15/33 .................. 168 160,004
4.65% , 02/15/33 .................. 391 382,124

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.30% , 06/01/34 .................. USD 174 $ 174,679
4.20% , 08/15/34 .................. 494 458,408
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
2,455 2,489,507
Deutsche Telekom International Finance BV,
8.25%, 06/15/30
(d)
................ 316 355,530
eircom Finance DAC, 5.00%, 04/30/31
(c)
.... EUR 1,869 2,160,923
Fibercop SpA
4.75% , 06/30/30
(c)
................. 1,181 1,374,901
5.38% , 04/15/31
(c)
................. 2,067 2,449,293
5.13% , 06/30/32
(c)
................. 643 754,829
Series 2033 , 6.38% , 11/15/33
(b)
........ USD 462 462,267
6.00% , 09/30/34
(b)
................. 200 193,143
7.20% , 07/18/36
(b)
................. 699 716,789
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 3,254 3,345,836
Grupo Televisa SAB, 6.63%, 01/15/40 ..... 723 634,635
Iliad SA, 4.25%, 01/09/32
(c)
............ EUR 1,100 1,264,918
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 .................. USD 7,232 7,430,364
7.00% , 03/31/34 .................. 5,386 5,553,709
8.50% , 01/15/36 .................. 5,857 6,289,749
7.50% , 02/15/37 .................. 1,962 2,013,756
Maya SAS, 7.00%, 04/15/32
(b)
.......... 2,256 2,299,218
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 16,055 16,090,963
Orange SA, 9.00%, 03/01/31
(d)
.......... 240 280,291
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... 3,514 3,508,929
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
..................... 1,503 1,491,758
SE Cosmos LLC, 8.88%, 05/01/31
(b)
...... 3,409 3,504,697
Space Exploration Technologies Corp., 5.35%,
07/15/31
(b)
..................... 1,900 1,895,050
Sprint Capital Corp., 6.88%, 11/15/28 ...... 624 653,737
Stingray Compute LLC, 6.00%, 06/15/31
(b)
.. 870 871,717
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
..................... 5,550 5,469,988
Telecom Argentina SA, 9.25%, 05/28/33
(b)
... 609 650,360
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 568 652,232
TELUS Corp., 3.40%, 05/13/32 ......... 111 101,039
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 532,473
Uniti Services LLC, 7.50%, 10/15/33
(b)
..... 921 969,239
Verizon Communications, Inc.
4.02% , 12/03/29 .................. 695 682,050
1.50% , 09/18/30 .................. 201 176,979
2.55% , 03/21/31 .................. 344 312,289
4.75% , 01/15/33 .................. 974 958,866
4.50% , 08/10/33 .................. 100 96,657
4.40% , 11/01/34 .................. 235 222,776
4.78% , 02/15/35 .................. 239 231,182
4.27% , 01/15/36 .................. 100 92,086
5.00% , 01/15/36 .................. 448 436,934
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 776 590,052
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 456,511
5.50% , 05/15/29
(b)
................. USD 400 379,661
4.13% , 08/15/30
(c)
................. GBP 1,133 1,288,553
4.50% , 08/15/30
(b)
................. USD 258 219,057
Windstream Services LLC, 8.25%, 10/01/31
(b)
6,364 6,711,188
Yondr JK 1 LLC, 6.88%, 06/30/31
(b)
....... 726 727,823
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 2,947 2,939,206
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 1,240 1,218,690
129,980,404
Security
Par (000)
Par (000) Value
Electric Utilities — 0.9%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... USD 575 $ 543,390
Alabama Power Co.
Series C , 4.30% , 03/15/31 ........... 178 175,046
5.85% , 11/15/33 .................. 190 199,574
Alpha Generation LLC, 6.75%, 10/15/32
(b)
... 309 314,687
Arizona Public Service Co.
5.70% , 08/15/34 .................. 1,210 1,250,149
5.10% , 03/15/36 .................. 2,120 2,085,546
California Buyer Ltd.
5.63% , 02/15/32
(c)
................. EUR 1,032 1,198,362
6.38% , 02/15/32
(b)
................. USD 1,177 1,179,907
CenterPoint Energy Houston Electric LLC
5.20% , 10/01/28 .................. 242 245,349
Series AE , 2.35% , 04/01/31 ........... 100 90,181
5.15% , 03/01/34 .................. 209 210,866
5.05% , 03/01/35 .................. 298 297,630
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
................. EUR 875 1,011,556
6.75% , 02/28/30
(b)
................. USD 879 892,035
4.38% , 07/31/31
(c)
................. EUR 1,043 1,161,743
DTE Electric Co.
Series A , 1.90% , 04/01/28 ............ USD 100 96,010
Series C , 2.63% , 03/01/31 ........... 100 91,483
5.20% , 03/01/34 .................. 208 211,586
Series A , 4.85% , 03/01/36 ............ 55 53,754
Series A , 6.63% , 06/01/36 ............ 115 127,351
Duke Energy Carolinas LLC
4.85% , 03/15/30 .................. 79 79,720
2.55% , 04/15/31 .................. 100 90,936
Duke Energy Corp.
5.45% , 06/15/34 .................. 192 196,099
4.95% , 09/15/35 .................. 112 109,605
Duke Energy Florida LLC, 2.40%, 12/15/31 .. 63 56,146
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 6.01%, 09/15/35
(f) (i)
.... 2,980 2,972,550
Duke Energy Progress LLC, 5.70%, 04/01/35 . 30 30,969
Edison International, 6.95%, 11/15/29 ..... 153 159,897
Enel Finance International NV, 4.88%, 06/14/29
(b)
710 711,865
Entergy Arkansas LLC, 5.45%, 06/01/34 .... 100 102,839
Entergy Louisiana LLC, 4.00%, 03/15/33 ... 127 120,010
Entergy Texas, Inc., 5.20%, 06/15/36 ...... 62 61,592
Evergy Metro, Inc.
4.95% , 04/15/33 .................. 100 99,756
5.13% , 08/15/35 .................. 100 99,136
Exelon Corp., 4.05%, 04/15/30 .......... 35 34,162
FirstEnergy Corp., 2.65%, 03/01/30 ....... 1,933 1,788,622
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,182 1,161,038
Florida Power & Light Co., 4.95%, 06/01/35 .. 140 139,097
Georgia Power Co.
Series B , 2.65% , 09/15/29 ............ 161 151,906
4.55% , 03/15/30 .................. 265 264,330
5.25% , 03/15/34 .................. 220 223,442
Interstate Power & Light Co., 4.95%, 09/30/34 435 426,619
Liberty Utilities Co., 5.65%, 05/15/36
(b)
..... 73 72,710
Minejesa Capital BV, 5.63%, 08/10/37
(b)
.... 511 486,728
Neoen Finco plc, 5.50%, 06/15/31
(c)
....... EUR 993 1,155,801
Nevada Power Co., Series CC, 3.70%, 05/01/29 USD 100 97,829
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ...................... 174 174,653
Northern States Power Co.
2.25% , 04/01/31 .................. 100 89,990
4.85% , 05/15/36 .................. 110 108,033
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 157 151,820

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.75% , 07/15/29 .................. USD 764 $ 764,174
6.00% , 02/01/33 .................. 2,576 2,589,756
5.75% , 01/15/34 .................. 1,775 1,761,140
5.88% , 05/15/34 .................. 617 613,754
6.25% , 11/01/34 .................. 985 997,336
6.00% , 01/15/36 .................. 4,596 4,581,633
6.13% , 05/15/36 .................. 2,071 2,071,959
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 849 740,696
5.00% , 06/01/33 .................. 660 658,371
Series F , 5.85% , 10/01/35 ............ 129 134,296
Oncor Electric Delivery Co. LLC
4.65% , 11/01/29 .................. 401 401,279
4.50% , 03/15/31
(b)
................. 25 24,750
5.65% , 11/15/33 .................. 151 157,465
(5-Year EURIBOR ICE Swap Rate + 1.53%),
4.55% , 11/26/56
(a) (c)
.............. EUR 900 1,040,071
Pacific Gas & Electric Co.
3.00% , 06/15/28 .................. USD 160 154,832
3.75% , 07/01/28 .................. 100 98,234
5.55% , 05/15/29 .................. 1,124 1,147,205
4.55% , 07/01/30 .................. 3,565 3,510,334
2.50% , 02/01/31 .................. 10,800 9,689,464
3.25% , 06/01/31 .................. 954 880,008
6.95% , 03/15/34 .................. 1,127 1,228,993
5.80% , 05/15/34 .................. 2,232 2,281,614
6.00% , 08/15/35 .................. 100 103,097
5.20% , 05/01/36 .................. 204 198,142
6.75% , 01/15/53 .................. 479 502,917
6.00% , 05/01/56 .................. 798 763,467
PacifiCorp
3.50% , 06/15/29 .................. 126 121,597
7.70% , 11/15/31 .................. 100 112,474
5.45% , 04/15/33 .................. 100 101,514
5.80% , 04/15/36 .................. 100 102,505
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 87,142
PECO Energy Co., 5.95%, 10/01/36 ...... 197 208,969
Pinnacle West Capital Corp.
4.65% , 06/01/29 .................. 1,870 1,870,230
5.15% , 05/15/30 .................. 1,807 1,830,961
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 334 335,447
Public Service Co. of Colorado
3.70% , 06/15/28 .................. 123 121,317
Series 35 , 1.90% , 01/15/31 ........... 124 109,721
5.05% , 06/15/36 .................. 30 29,581
Public Service Electric & Gas Co.
4.90% , 12/15/32 .................. 353 355,146
Series Q , 5.05% , 03/01/35 ........... 620 621,481
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
646 640,451
Southern California Edison Co.
5.65% , 10/01/28 .................. 204 207,862
Series G , 2.50% , 06/01/31 ........... 219 195,494
2.75% , 02/01/32 .................. 760 676,182
5.45% , 03/01/35 .................. 100 100,196
Southern Co. (The)
5.20% , 06/15/33 .................. 321 323,458
4.25% , 07/01/36 .................. 236 218,016
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 192 191,500
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
..................... 1,505 1,517,309
Union Electric Co., 4.80%, 03/15/36 ...... 62 60,315
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 .................. 6,333 6,222,048
4.30% , 07/15/29 .................. 1,199 1,174,420
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.70% , 01/31/31 .................. USD 904 $ 885,904
5.25% , 04/30/33 .................. 100 99,260
5.70% , 12/30/34 .................. 1,801 1,820,487
5.55% , 04/30/36 .................. 154 153,213
VoltaGrid LLC, 7.38%, 11/01/30
(b)
........ 4,009 4,162,028
Wisconsin Electric Power Co., 4.60%, 10/01/34 1,003 982,161
Xcel Energy, Inc.
4.75% , 03/21/28 .................. 190 190,536
2.35% , 11/15/31 .................. 173 152,059
5.50% , 03/15/34 .................. 238 241,801
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 .................. 2,396 2,555,334
8.63% , 03/15/33 .................. 558 598,379
7.75% , 04/15/34 .................. 1,607 1,691,480
91,017,070
Electrical Equipment — 0.1%
Eaton Corp.
4.20% , 03/06/31 .................. 2,005 1,965,152
4.50% , 03/06/33 .................. 200 195,782
4.80% , 03/06/36 .................. 200 196,212
Emerson Electric Co., 2.20%, 12/21/31 .... 100 88,478
GE Vernova, Inc.
4.25% , 02/04/31 .................. 1,285 1,264,729
4.88% , 02/04/36 .................. 1,311 1,290,363
LG Energy Solution Ltd., 5.25%, 04/02/31
(b)
.. 1,250 1,249,803
Rockwell Automation, Inc., 1.75%, 08/15/31 .. 100 86,860
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(b)
..................... 208 210,321
Vertiv Holdings Co., 4.85%, 03/15/36 ...... 3,245 3,151,630
9,699,330
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
4.38% , 06/12/28 .................. 144 143,804
2.20% , 09/15/31 .................. 275 243,286
5.25% , 04/05/34 .................. 226 230,480
4.63% , 02/15/36 .................. 137 132,267
Arrow Electronics, Inc., 5.15%, 08/21/29 .... 118 119,188
Avnet, Inc., 3.00%, 05/15/31 ........... 100 90,665
CDW LLC
3.25% , 02/15/29 .................. 100 95,608
5.10% , 03/01/30 .................. 100 99,785
3.57% , 12/01/31 .................. 159 145,990
Coherent Corp., 5.00%, 12/15/29
(b)
....... 432 425,345
Flex Ltd., 5.38%, 11/13/35 ............ 100 98,792
Jabil, Inc.
4.20% , 02/01/29 .................. 100 98,533
4.75% , 02/01/33 .................. 101 98,601
Keysight Technologies, Inc., 5.35%, 07/30/30 . 100 101,906
Sensata Technologies, Inc.
(b)
4.38% , 02/15/30 .................. 694 675,000
3.75% , 02/15/31 .................. 904 845,281
6.63% , 07/15/32 .................. 2,963 3,047,505
Tyco Electronics Group SA
4.50% , 02/09/31 .................. 100 99,410
5.00% , 05/09/35 .................. 119 118,064
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
. 128 129,559
7,039,069
Energy Equipment & Services — 0.2%
Archrock Partners LP, 6.63%, 09/01/32
(b)
.... 2,653 2,705,758
Archrock Services LP, 6.00%, 02/01/34
(b)
... 555 551,667
Baker Hughes Holdings LLC
4.05% , 03/11/29 .................. 95 93,650
4.35% , 06/15/31 .................. 174 170,488
4.65% , 06/15/33 .................. 76 74,310

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Borr IHC Ltd.
(b)
8.75% , 01/15/32 .................. USD 352 $ 343,640
9.00% , 01/15/34 .................. 342 329,849
Deepocean Ltd., 6.00%, 04/08/31
(c)
....... EUR 1,478 1,730,683
Enerflex, Inc., 6.88%, 01/15/31
(b)
........ USD 68 69,595
Halliburton Co., 4.85%, 11/15/35 ........ 100 97,099
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 .................. 1,221 1,224,131
6.50% , 10/01/33 .................. 1,714 1,737,401
6.75% , 10/01/35 .................. 802 822,744
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
... 308 315,110
Noble Finance II LLC
(b)
8.00% , 04/15/30 .................. 65 67,350
6.25% , 06/15/34 .................. 446 437,108
Oceaneering International, Inc., 6.00%, 02/01/28 360 365,153
OEG Finance plc, 7.25%, 09/27/29
(c)
...... EUR 2,141 2,533,112
Schlumberger Investment SA, 4.55%, 05/07/31 USD 187 185,939
Seadrill Finance Ltd., 6.75%, 07/15/34
(b)
.... 353 340,758
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 272 272,629
Tidewater, Inc., 9.13%, 07/15/30
(b)
........ 320 342,413
Transocean International Ltd.
(b)
8.25% , 05/15/29 .................. 361 372,762
8.75% , 02/15/30 .................. 20 20,367
8.50% , 05/15/31 .................. 781 810,829
7.88% , 10/15/32 .................. 661 690,044
USA Compression Partners LP
(b)
7.13% , 03/15/29 .................. 766 784,644
6.25% , 10/01/33 .................. 2,609 2,586,637
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 271 281,428
Vallourec SACA, 7.50%, 04/15/32
(b)
....... 751 784,908
Weatherford International Ltd., 6.75%, 10/15/33
(b)
1,794 1,830,410
22,972,616
Entertainment — 0.0%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
.... 83 85,627
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 32 31,930
Netflix, Inc., 5.38%, 11/15/29
(b)
.......... 388 398,228
Pinewood Finco plc, 6.00%, 03/27/30
(c)
..... GBP 1,928 2,557,732
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 154 137,830
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (d)
.................... 648 618,030
Walt Disney Co. (The)
2.00% , 09/01/29 .................. 517 480,333
4.00% , 03/14/31 .................. 589 575,505
6.55% , 03/15/33 .................. 139 153,404
4.63% , 03/14/36 .................. 143 138,689
5,177,308
Financial Services — 0.7%
Apollo Global Management, Inc.
6.38% , 11/15/33 .................. 100 106,537
5.15% , 08/12/35 .................. 160 155,517
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
... 2,953 2,903,761
Block, Inc.
5.63% , 08/15/30
(b)
................. 528 529,321
6.50% , 05/15/32 .................. 3,336 3,405,776
6.00% , 08/15/33
(b)
................. 977 983,746
Corebridge Financial, Inc.
3.85% , 04/05/29 .................. 100 97,731
5.75% , 01/15/34 .................. 204 209,548
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.85%), 6.88% ,
12/15/52
(a)
.................... 100 101,449
Security
Par (000)
Par (000) Value
Financial Services (continued)
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 .................. USD 136 $ 134,046
6.75% , 12/01/32 .................. 238 229,783
Equitable Holdings, Inc., 4.35%, 04/20/28 ... 311 308,963
Fidelity National Information Services, Inc.
4.45% , 03/10/28 .................. 1,070 1,066,192
4.55% , 03/10/29 .................. 2,230 2,212,705
4.80% , 03/10/31 .................. 100 98,907
Fiserv, Inc.
3.50% , 07/01/29 .................. 341 327,268
5.35% , 03/15/31 .................. 151 152,022
5.63% , 08/21/33 .................. 178 179,898
5.45% , 03/15/34 .................. 191 189,495
5.25% , 08/11/35 .................. 124 120,795
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 .................. 39 37,848
9.13% , 05/15/31 .................. 660 682,374
8.38% , 04/01/32 .................. 209 212,593
7.88% , 04/01/33 .................. 117 114,101
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
. EUR 1,865 2,136,867
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c) (e) (j) (l)
.... 200 —
Global Payments, Inc.
4.45% , 06/01/28 .................. USD 640 634,186
3.20% , 08/15/29 .................. 143 134,905
5.30% , 08/15/29 .................. 579 582,485
4.88% , 11/15/30 .................. 3,397 3,339,503
2.90% , 11/15/31 .................. 654 576,065
5.40% , 03/15/33 .................. 225 220,594
5.55% , 11/15/35 .................. 153 148,322
Intrum Investments & Financing AB, 8.00%,
09/11/27
(c)
..................... EUR 1,138 1,300,939
ION Platform Finance SARL
(c)
7.88% , 05/01/29 .................. 2,694 2,770,692
6.50% , 09/30/30 .................. 729 668,619
6.88% , 09/30/32 .................. 562 475,793
Jerrold Finco plc, 7.88%, 04/15/30
(c)
...... GBP 950 1,279,830
Mastercard, Inc.
4.55% , 03/15/28 .................. USD 119 119,367
2.95% , 06/01/29 .................. 266 256,153
4.88% , 05/09/34 .................. 374 374,796
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 .................. 1,088 1,086,290
5.63% , 01/15/30 .................. 600 578,346
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
5.17%, 08/22/26
(a) (c) (f)
.............. EUR 5,156 5,891,276
National Rural Utilities Cooperative Finance
Corp.
5.05% , 09/15/28 .................. USD 191 192,791
5.00% , 02/07/31 .................. 158 159,988
1.35% , 03/15/31 .................. 79 68,161
4.15% , 12/15/32 .................. 123 118,356
5.00% , 08/15/34 .................. 180 180,010
PayPal Holdings, Inc.
2.85% , 10/01/29 .................. 437 412,490
4.95% , 06/01/31 .................. 73 73,001
5.55% , 06/01/36 .................. 73 72,990
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 796 827,775
7.13% , 11/15/30 .................. 81 82,084
6.88% , 05/15/32 .................. 721 705,597
6.75% , 02/15/34 .................. 437 419,484
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
..................... EUR 1,839 2,068,045

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Progroup AG
(c)
5.13% , 04/15/29 .................. EUR 668 $ 779,961
5.38% , 04/15/31 .................. 1,026 1,197,496
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 .................. USD 78 79,614
6.13% , 08/01/30 .................. 3,767 3,831,687
6.13% , 08/01/31 .................. 1,396 1,425,765
7.13% , 02/01/32 .................. 2,353 2,442,252
6.38% , 08/01/33 .................. 1,199 1,219,340
6.50% , 06/15/34 .................. 797 817,467
Rocket Mortgage LLC, 4.00%, 10/15/33
(b)
... 369 332,119
Shift4 Payments LLC
6.75% , 08/15/32
(b)
................. 3,061 3,066,852
5.50% , 05/15/33
(c)
................. EUR 1,944 2,174,409
5.50% , 05/15/33
(b)
................. 415 464,187
Stena International SA
7.25% , 01/15/31
(b)
................. USD 868 887,452
7.25% , 01/15/31
(c)
................. 738 754,538
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $4,477,135), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (f) (i)
....... EUR 4,030 4,585,361
TER Finance Jersey Ltd., 4.50%, 10/31/31
(c)
. 2,122 2,423,733
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
........... 2,952 476,858
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... USD 160 148,632
UWM Holdings LLC
(b)
6.63% , 02/01/30 .................. 771 718,406
6.25% , 03/15/31 .................. 2,371 2,113,091
Visa, Inc.
4.10% , 02/12/31 .................. 105 103,856
4.40% , 02/12/33 .................. 273 268,874
4.15% , 12/14/35 .................. 100 95,444
4.70% , 02/12/36 .................. 105 103,791
Voya Financial, Inc., 5.05%, 03/02/36 ..... 100 97,264
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
... 162 164,581
WEX, Inc., 6.50%, 03/15/33
(b)
.......... 1,223 1,217,729
Worldline SA
(c)
0.00% , 07/30/26
(m) (n)
............... EUR 114 133,214
0.88% , 06/30/27 .................. 600 652,930
4.13% , 09/12/28 .................. 200 215,148
WS Escrow LLC, 7.75%, 06/01/33
(b)
...... USD 211 216,658
75,724,885
Food Products — 0.3%
Archer-Daniels-Midland Co.
2.90% , 03/01/32 .................. 169 153,763
4.50% , 08/15/33 .................. 84 82,731
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... 99 99,090
Bunge Ltd. Finance Corp.
4.20% , 09/17/29 .................. 100 98,806
2.75% , 05/14/31 .................. 142 129,597
4.80% , 03/19/33 .................. 100 98,843
5.15% , 03/19/36 .................. 207 205,609
Campbell's Co. (The), 4.75%, 03/23/35 .... 139 129,741
Chobani LLC
(b)
4.63% , 11/15/28 .................. 855 846,700
7.63% , 07/01/29 .................. 1,109 1,143,574
6.38% , 04/15/34 .................. 4,203 4,265,604
Conagra Brands, Inc., 5.75%, 08/01/35 .... 135 136,379
Darling Global Finance BV
4.50% , 07/15/32
(c)
................. EUR 540 622,205
4.50% , 07/15/32
(b)
................. 185 213,163
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. USD 333 335,183
Flowers Foods, Inc., 2.40%, 03/15/31 ..... 133 115,397
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
. EUR 2,545 2,837,941
Security
Par (000)
Par (000) Value
Food Products (continued)
General Mills, Inc., 4.20%, 04/17/28 ...... USD 663 $ 658,751
Hershey Co. (The)
1.70% , 06/01/30 .................. 100 89,837
4.95% , 02/24/32 .................. 108 109,488
Hormel Foods Corp., 1.70%, 06/03/28 ..... 157 149,159
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.15%, 12/15/29
(a) (c)
.......... EUR 1,150 1,320,740
J M Smucker Co. (The)
2.13% , 03/15/32 .................. USD 111 95,636
6.20% , 11/15/33 .................. 143 152,493
JBS NV
5.95% , 04/20/35 .................. 2,330 2,402,601
5.50% , 01/15/36 .................. 1,210 1,208,240
Kraft Heinz Foods Co.
5.20% , 03/15/32 .................. 232 235,037
5.40% , 03/15/35 .................. 43 43,278
5.00% , 07/15/35 .................. 105 102,304
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 285,759
Mars, Inc., 4.80%, 03/01/30
(b)
.......... 2,278 2,284,786
McCormick & Co., Inc.
1.85% , 02/15/31 .................. 100 88,188
4.95% , 04/15/33 .................. 125 124,644
Minerva Luxembourg SA, 7.50%, 04/22/36
(b)
. 635 605,631
Mondelez International, Inc.
4.25% , 05/06/28 .................. 131 130,448
3.00% , 03/17/32 .................. 143 129,789
4.75% , 08/28/34 .................. 104 102,116
Pilgrim's Pride Corp.
4.25% , 04/15/31 .................. 108 103,569
6.88% , 05/15/34 .................. 183 197,729
Post Holdings, Inc.
(b)
4.63% , 04/15/30 .................. 50 48,303
4.50% , 09/15/31 .................. 347 325,525
6.25% , 02/15/32 .................. 343 348,166
6.38% , 03/01/33 .................. 671 665,880
6.25% , 10/15/34 .................. 949 932,444
6.50% , 03/15/36 .................. 1,792 1,771,649
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 345 333,298
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 273,758
7.25% , 04/15/28 .................. 850 983,524
Tyson Foods, Inc.
4.35% , 03/01/29 .................. USD 247 244,979
5.70% , 03/15/34 .................. 134 137,871
4.95% , 02/20/36 .................. 82 79,655
28,279,601
Gas Utilities — 0.1%
AmeriGas Partners LP
(b)
9.50% , 06/01/30 .................. 192 206,021
6.88% , 06/01/31 .................. 558 564,960
Atmos Energy Corp.
2.63% , 09/15/29 .................. 100 94,546
5.90% , 11/15/33 .................. 87 92,301
CenterPoint Energy Resources Corp., 4.40%,
07/01/32 ...................... 100 97,512
Ferrellgas LP, 9.25%, 01/15/31
(b)
........ 309 325,653
National Fuel Gas Co.
4.75% , 09/01/28 .................. 100 99,767
2.95% , 03/01/31 .................. 156 142,726
Southern California Gas Co.
Series XX , 2.55% , 02/01/30 ........... 228 212,850
5.20% , 06/01/33 .................. 159 161,241
5.45% , 06/15/35 .................. 116 118,658
Spire Missouri, Inc., 4.80%, 02/15/33 ...... 100 99,592
Spire, Inc., 4.60%, 09/01/31 ........... 3,335 3,285,282

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... USD 239 $ 226,570
UGI International LLC, 5.00%, 06/01/31
(c)
... EUR 435 508,605
6,236,284
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
................. 692 818,426
7.00% , 05/21/30
(b)
................. USD 2,662 2,756,299
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. EUR 926 999,977
6.13% , 11/30/28 .................. GBP 794 991,189
6.50% , 07/10/31 .................. EUR 2,035 2,011,280
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
..................... 822 603,868
Boels Topholding BV
(c)
6.25% , 02/15/29 .................. 1,209 1,410,789
5.75% , 05/15/30 .................. 1,381 1,621,356
Canadian National Railway Co.
4.20% , 03/12/31 .................. USD 128 125,410
3.85% , 08/05/32 .................. 155 147,505
4.75% , 11/12/35 .................. 100 97,887
Canadian Pacific Railway Co.
4.00% , 06/01/28 .................. 208 206,264
7.13% , 10/15/31 .................. 177 195,789
4.80% , 09/15/35 .................. 100 98,224
CSX Corp.
4.10% , 11/15/32 .................. 35 33,884
5.20% , 11/15/33 .................. 146 149,045
5.05% , 06/15/35 .................. 100 100,206
EC Finance plc, 3.25%, 10/15/26
(c) (d)
...... EUR 1,086 1,235,707
Edge Finco plc, 8.13%, 08/15/31
(c)
....... GBP 2,640 3,658,394
Fedex Freight Holding Co., Inc.
(b)
4.95% , 03/15/33 .................. USD 137 134,236
5.25% , 03/15/36 .................. 136 132,466
GB AIT Buyer, Inc., 8.75%, 04/30/34
(b)
..... 396 397,053
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
805 816,537
Hertz Corp. (The), 12.63%, 07/15/29
(b)
..... 155 126,153
Kapla Holding SAS
(c)
5.00% , 04/30/31 .................. EUR 1,851 2,125,542
5.13% , 04/30/32 .................. 212 243,766
Loxam SAS
(c)
6.38% , 05/31/29 .................. 496 583,247
4.25% , 02/15/30 .................. 558 639,771
4.25% , 02/15/31 .................. 894 1,018,833
Mobico Group plc, 4.88%, 09/26/31
(c)
...... 437 398,295
Norfolk Southern Corp.
2.55% , 11/01/29 .................. USD 100 93,683
4.45% , 03/01/33 .................. 208 203,867
Penske Truck Leasing Co. LP, 5.35%, 03/30/29
(b)
952 964,216
PODS LLC, 8.75%, 05/15/31
(b)
.......... 598 584,290
RXO, Inc., 6.38%, 05/15/31
(b)
........... 141 142,959
Ryder System, Inc., 6.60%, 12/01/33 ...... 453 494,179
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.94% , 04/22/30 ................ EUR 2,073 2,308,679
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.45% , 02/24/31
(b) (c)
.............. 174 193,904
Triton Container International Ltd., 5.15%,
02/15/33 ...................... USD 655 641,828
Uber Technologies, Inc.
4.15% , 01/15/31 .................. 39 38,083
4.80% , 09/15/34 .................. 260 255,118
4.80% , 09/15/35 .................. 258 250,919
Union Pacific Corp.
2.38% , 05/20/31 .................. 100 90,299
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
4.50% , 01/20/33 .................. USD 258 $ 255,726
3.38% , 02/01/35 .................. 257 228,625
Watco Cos. LLC, 7.13%, 08/01/32
(b)
...... 295 302,903
30,926,676
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.00% , 03/15/31 .................. 1,412 1,376,067
4.30% , 03/15/33 .................. 3,753 3,640,258
4.65% , 03/15/36 .................. 270 262,151
Augusta SpinCo Corp., 5.25%, 03/23/36 .... 79 79,060
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 1,038 1,027,104
3.88% , 11/01/29 .................. 401 382,828
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 2,448 2,515,320
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 6.08%,
01/15/31
(a) (c)
.................... EUR 544 626,204
Baxter International, Inc.
3.95% , 04/01/30 .................. USD 108 104,348
1.73% , 04/01/31 .................. 100 85,116
2.54% , 02/01/32 .................. 202 173,881
5.65% , 12/15/35 .................. 103 102,168
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 28 26,140
5.11% , 02/08/34 .................. 117 117,409
DH Europe Finance II SARL, 2.60%, 11/15/29 100 93,763
GE HealthCare Technologies, Inc.
4.80% , 08/14/29 .................. 200 201,045
4.80% , 01/15/31 .................. 164 164,172
5.91% , 11/22/32 .................. 100 105,194
4.95% , 12/15/35 .................. 86 83,935
Insulet Corp., 6.50%, 04/01/33
(b)
......... 773 783,874
Medline Borrower LP, 5.25%, 10/01/29
(b)
.... 1,534 1,524,626
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ...................... 176 172,536
Medtronic, Inc., 4.38%, 03/15/35 ........ 123 118,189
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
316 332,379
Solventum Corp.
5.40% , 03/01/29 .................. 100 101,731
5.45% , 03/13/31 .................. 128 131,030
5.60% , 03/23/34 .................. 152 155,564
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
1,150 1,192,390
Stryker Corp.
3.65% , 03/07/28 .................. 266 262,273
4.25% , 09/11/29 .................. 215 213,156
4.63% , 09/11/34 .................. 100 97,646
Zimmer Biomet Holdings, Inc.
2.60% , 11/24/31 .................. 100 89,642
5.20% , 09/15/34 .................. 100 100,037
16,441,236
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
138 142,060
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 1,241 1,225,505
Banner Health
2.34% , 01/01/30 .................. 87 80,610
1.90% , 01/01/31 .................. 821 730,697
Cardinal Health, Inc.
5.00% , 11/15/29 .................. 100 100,975
4.50% , 09/15/30 .................. 100 99,172
5.15% , 09/15/35 .................. 58 57,930
Cencora, Inc.
4.85% , 12/15/29 .................. 208 209,252
2.70% , 03/15/31 .................. 202 184,150
5.13% , 02/15/34 .................. 100 100,354

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.15% , 02/15/35 .................. USD 100 $ 99,857
Centene Corp.
2.45% , 07/15/28 .................. 429 407,667
4.63% , 12/15/29 .................. 2,376 2,304,830
3.38% , 02/15/30 .................. 547 509,795
2.63% , 08/01/31 .................. 239 208,307
Cigna Group (The)
5.13% , 05/15/31 .................. 494 502,269
4.88% , 09/15/32 .................. 41 40,914
5.25% , 02/15/34 .................. 205 207,185
5.25% , 01/15/36 .................. 160 160,410
Clariane SE
(c)
0.88% , 03/06/27
(m)
................ EUR 1,231 844,094
7.88% , 06/27/30 .................. 1,100 1,341,957
6.88% , 04/15/31 .................. 509 596,703
CommonSpirit Health, 5.21%, 12/01/31 .... USD 1,116 1,127,729
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 .................. 2,248 2,121,281
4.75% , 02/15/31 .................. 926 851,885
10.88% , 01/15/32 ................. 254 273,543
9.75% , 01/15/34 .................. 5,282 5,514,836
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
..................... 577 597,273
CVS Health Corp.
4.30% , 03/25/28 .................. 777 772,861
3.25% , 08/15/29 .................. 349 334,200
1.88% , 02/28/31 .................. 376 329,791
5.55% , 06/01/31 .................. 253 260,541
5.70% , 06/01/34 .................. 420 433,551
4.88% , 07/20/35 .................. 206 199,699
DaVita, Inc.
(b)
6.88% , 09/01/32 .................. 24 24,752
6.75% , 07/15/33 .................. 183 188,828
Elevance Health, Inc.
2.88% , 09/15/29 .................. 266 251,732
4.95% , 11/01/31 .................. 393 394,307
4.10% , 05/15/32 .................. 111 106,486
4.60% , 09/15/32 .................. 2,230 2,188,374
5.38% , 06/15/34 .................. 194 197,002
5.00% , 01/15/36 .................. 100 98,066
5.85% , 01/15/36 .................. 100 104,213
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 814 980,723
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
. 841 949,645
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 154,884
HCA, Inc.
5.88% , 02/01/29 .................. 484 495,101
4.13% , 06/15/29 .................. 100 98,458
5.25% , 03/01/30 .................. 3,274 3,319,463
3.50% , 09/01/30 .................. 2,118 2,009,213
2.38% , 07/15/31 .................. 777 689,608
5.60% , 04/01/34 .................. 506 516,670
5.45% , 09/15/34 .................. 286 289,071
5.75% , 03/01/35 .................. 100 103,082
5.30% , 05/15/36 .................. 100 99,331
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 2,551 2,478,428
HomeVi SASU, 6.63%, 10/31/31
(c)
........ EUR 617 716,073
Humana, Inc.
3.13% , 08/15/29 .................. USD 908 866,900
2.15% , 02/03/32 .................. 210 182,441
Laboratory Corp. of America Holdings
2.70% , 06/01/31 .................. 100 90,816
4.80% , 10/01/34 .................. 100 97,435
LifePoint Health, Inc.
(b)
10.00% , 06/01/32 ................. 737 735,756
7.00% , 05/01/34 .................. 2,436 2,334,813
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
McKesson Corp.
5.10% , 07/15/33 .................. USD 100 $ 101,280
5.25% , 05/30/35 .................. 100 101,676
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 .................. EUR 1,211 1,395,646
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.67% , 06/30/32
(a)
............... 221 254,265
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 .................. USD 317 295,618
6.50% , 02/15/31 .................. 1,277 1,299,085
6.25% , 01/15/33 .................. 415 415,696
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 736 707,144
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 125 130,586
Quest Diagnostics, Inc.
4.63% , 12/15/29 .................. 100 99,959
2.95% , 06/30/30 .................. 100 93,682
6.40% , 11/30/33 .................. 100 108,100
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 2,124 2,222,879
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
2,616 2,648,284
Sutter Health
Series 20A , 2.29% , 08/15/30 .......... 728 662,511
5.16% , 08/15/33 .................. 485 489,530
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 141 142,033
6.75% , 05/15/31 .................. 1,000 1,024,406
5.50% , 11/15/32
(b)
................. 657 653,292
6.00% , 11/15/33
(b)
................. 438 441,830
UnitedHealth Group, Inc.
4.40% , 06/15/28 .................. 235 234,874
4.00% , 05/15/29 .................. 339 334,283
5.30% , 02/15/30 .................. 2,236 2,287,292
4.65% , 01/15/31 .................. 2,322 2,324,097
4.90% , 04/15/31 .................. 1,002 1,012,337
4.95% , 01/15/32 .................. 1,607 1,618,510
5.00% , 04/15/34 .................. 373 372,791
5.15% , 07/15/34 .................. 84 84,765
5.30% , 06/15/35 .................. 259 263,781
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
1,546 1,457,624
67,011,410
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38% , 08/15/31 .................. 105 96,718
2.95% , 03/15/34 .................. 238 202,133
5.50% , 10/01/35 .................. 100 100,107
5.25% , 03/15/36 .................. 167 164,194
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
243 250,112
Healthpeak OP LLC
3.50% , 07/15/29 .................. 113 109,094
2.88% , 01/15/31 .................. 128 117,564
5.25% , 12/15/32 .................. 160 161,427
MPT Operating Partnership LP
0.99% , 10/15/26 .................. EUR 739 828,354
7.00% , 02/15/32
(c)
................. 1,148 1,318,520
7.00% , 02/15/32
(b)
................. 305 350,304
8.50% , 02/15/32
(b)
................. USD 3,092 3,165,559
Omega Healthcare Investors, Inc.
3.63% , 10/01/29 .................. 100 95,912
3.38% , 02/01/31 .................. 153 142,047
Sabra Health Care LP, 3.20%, 12/01/31 .... 100 90,679
Ventas Realty LP, 5.00%, 01/15/35 ....... 1,023 1,008,399
Welltower OP LLC, 4.50%, 07/01/30 ...... 1,670 1,661,498
9,862,621

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
IQVIA, Inc.
6.25% , 06/01/32
(b)
................. USD 1,240 $ 1,260,681
4.63% , 06/15/33
(c)
................. EUR 979 1,134,933
2,395,614
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
4.25% , 12/15/28 .................. USD 153 151,368
Series I , 3.50% , 09/15/30 ............ 100 94,573
Series J , 2.90% , 12/15/31 ............ 100 89,563
5.50% , 04/15/35 .................. 100 100,346
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 697 713,570
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 129 131,200
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 .................. 77 75,495
6.50% , 04/01/32 .................. 2,911 2,978,736
6.50% , 06/15/33 .................. 615 630,960
5.75% , 03/15/34 .................. 804 796,541
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 56 56,000
Service Properties Trust
0.00% , 09/30/27
(b) (n)
................ 479 444,134
8.63% , 11/15/31
(b)
................. 5,360 5,646,492
8.88% , 06/15/32 .................. 302 310,927
XHR LP, 6.63%, 05/15/30
(b)
............ 122 124,815
12,344,720
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC
(b)
4.38% , 01/15/28 .................. 275 271,877
4.00% , 10/15/30 .................. 353 333,249
888 Acquisitions Ltd., 8.00%, 09/30/31
(c)
.... EUR 1,034 1,220,104
A&K Travel Group Holdings Ltd., 7.50%,
05/15/33
(b)
..................... USD 994 1,003,453
Acushnet Co., 5.63%, 12/01/33
(b)
........ 192 190,984
Airbnb, Inc.
4.65% , 03/16/31 .................. 78 77,497
5.25% , 03/16/36 .................. 70 69,710
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 .................. EUR 2,239 2,654,454
4.63% , 08/15/31 .................. 1,052 1,193,392
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
..................... 885 998,505
Arcos Dorados BV, 6.38%, 01/29/32
(c)
..... USD 604 622,652
Banijay Gaming SAS, 5.13%, 12/10/31
(c)
.... EUR 494 573,704
Big Sky Funding LLC, Class A2, 5.75%, (5.75%
Cash or 5.75% PIK), 10/20/35
(f) (j)
....... USD 8,440 8,440,000
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 313 307,675
Brightstar Lottery plc, 5.75%, 01/15/33
(b)
.... 653 640,090
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 1,019 979,492
7.00% , 02/15/30 .................. 918 923,284
6.50% , 02/15/32 .................. 1,893 1,846,566
Carnival Corp. Ltd.
(b)
5.88% , 06/15/31 .................. 354 360,375
5.75% , 08/01/32 .................. 1,785 1,802,435
6.13% , 02/15/33 .................. 2,884 2,919,026
Carnival UK Ltd., 4.13%, 07/15/31
(b)
...... EUR 345 396,469
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. USD 608 602,086
5.75% , 04/01/30 .................. 1,339 1,337,733
6.75% , 05/01/31 .................. 208 211,638
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 .................. EUR 339 394,182
(3-mo. EURIBOR + 3.00%), 5.40% ,
10/15/32
(a)
.................... 497 572,935
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Deuce Finco plc
(c)
7.00% , 11/20/31 .................. GBP 826 $ 1,120,232
(3-mo. EURIBOR + 3.50%), 5.90% ,
11/20/32
(a)
.................... EUR 562 652,472
Elior Group SA, 5.63%, 03/15/30
(c)
....... 2,185 2,453,284
Entain plc, 4.88%, 11/30/31
(c)
........... 1,988 2,298,287
Essendi SA
(c)
5.38% , 05/15/30 .................. 659 766,963
5.50% , 11/15/31 .................. 472 547,356
5.63% , 05/15/32 .................. 855 994,541
(3-mo. EURIBOR + 3.75%), 6.03% ,
05/15/32
(a)
.................... 389 451,315
Expedia Group, Inc.
2.95% , 03/15/31 .................. USD 100 91,892
5.40% , 02/15/35 .................. 149 147,477
5.50% , 04/15/36 .................. 100 99,003
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 1,260 1,225,218
6.75% , 01/15/30 .................. 551 540,367
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
.... EUR 898 1,010,471
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
.... 490 548,074
Gaia Purchaser, Inc., 7.63%, 07/15/33
(b)
.... USD 1,455 1,471,685
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
..................... CHF 2,455 3,044,622
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 636 636,310
Hilton Domestic Operating Co., Inc.
(b)
5.50% , 09/15/31 .................. 1,637 1,641,188
5.88% , 03/15/33 .................. 822 829,520
5.50% , 03/31/34 .................. 915 907,154
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 183 186,308
7.50% , 09/01/31 .................. 380 393,858
6.25% , 10/01/33 .................. 323 321,249
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 1,501 1,551,947
Lottomatica Group SpA
(c)
4.88% , 01/31/31 .................. EUR 862 1,005,027
4.63% , 04/30/32 .................. 320 367,868
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 308,585
Marriott International, Inc.
4.88% , 05/15/29 .................. 100 100,798
Series HH , 2.85% , 04/15/31 .......... 106 97,411
4.50% , 10/15/31 .................. 200 197,355
4.50% , 05/01/33 .................. 83 80,340
5.30% , 05/15/34 .................. 333 336,276
5.25% , 10/15/35 .................. 77 76,990
McDonald's Corp.
4.80% , 08/14/28 .................. 588 591,924
2.63% , 09/01/29 .................. 252 238,400
5.20% , 05/17/34 .................. 239 244,246
4.95% , 03/03/35 .................. 146 145,375
Melco Resorts Finance Ltd.
(b)
5.75% , 07/21/28 .................. 200 198,660
5.38% , 12/04/29 .................. 1,088 1,059,596
7.63% , 04/17/32 .................. 2,268 2,324,768
6.50% , 09/24/33 .................. 686 674,173
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 600 506,276
MGM China Holdings Ltd., 6.25%, 05/15/33
(b)
. 447 438,529
MGM Resorts International, 6.13%, 09/15/29 . 512 517,022
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 736 716,460
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
..................... 316 329,146
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 409 395,714

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 471 $ 467,317
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 .................. USD 92 89,291
6.75% , 02/01/32 .................. 833 831,127
6.25% , 09/15/33 .................. 1,021 991,562
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 444,995
10.00% , 10/11/28 ................. GBP 1,379 1,900,003
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
..... USD 543 552,560
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 270 187,798
5.88% , 09/01/31 .................. 342 222,300
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 .................. 256 259,199
6.63% , 02/01/33 .................. 188 190,813
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 252,128
Six Flags Entertainment Corp., 8.63%,
01/15/32
(b)
..................... 206 212,113
Starbucks Corp.
4.90% , 02/15/31 .................. 279 281,515
4.80% , 02/15/33 .................. 220 218,797
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 519 513,048
4.63% , 12/01/31 .................. 68 64,567
6.63% , 03/15/32 .................. 893 906,909
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.91% ,
07/31/29
(a)
.................... EUR 924 1,065,496
10.75% , 07/31/29 ................. GBP 485 656,822
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 558 654,360
TUI Cruises GmbH
(c)
6.25% , 04/15/29 .................. 1,261 1,485,690
5.00% , 05/15/30 .................. 714 827,765
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 .................. USD 290 289,638
6.50% , 05/15/32 .................. 748 761,834
Viking Cruises Ltd.
(b)
9.13% , 07/15/31 .................. 835 874,900
5.88% , 10/15/33 .................. 1,121 1,122,750
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 76 75,994
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... 760 803,744
Wyndham Hotels & Resorts, Inc.
(b)
4.38% , 08/15/28 .................. 279 274,821
5.63% , 03/01/33 .................. 343 338,528
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 2,704 2,681,557
5.13% , 12/15/29 .................. 744 726,177
6.75% , 02/15/34 .................. 847 841,791
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 112 111,248
7.13% , 02/15/31 .................. 2,152 2,274,267
6.25% , 03/15/33 .................. 1,562 1,567,851
91,846,574
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 294 283,103
4.63% , 04/01/30 .................. 126 119,542
6.88% , 08/01/33 .................. 1,035 1,025,854
Beazer Homes USA, Inc., 8.00%, 01/15/32
(b)
. 286 286,769
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 2,168 2,064,432
4.88% , 02/15/30 .................. 969 901,748
Century Communities, Inc., 6.63%, 09/15/33
(b)
316 319,084
DR Horton, Inc., 5.50%, 10/15/35 ........ 123 125,611
Security
Par (000)
Par (000) Value
Household Durables (continued)
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
USD 115 $ 117,590
Empire Communities Corp., 9.75%, 05/01/29
(b)
56 57,892
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 419 415,898
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 .................. 1,929 1,990,076
8.38% , 10/01/33 .................. 800 821,982
Leggett & Platt, Inc., 4.40%, 03/15/29 ..... 100 97,655
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 166 171,539
7.00% , 11/15/32 .................. 513 509,798
Maison Finco plc, 7.25%, 04/30/32
(c)
...... GBP 576 735,494
Mattamy Group Corp.
(b)
4.63% , 03/01/30 .................. USD 839 805,179
6.00% , 12/15/33 .................. 363 348,445
Meritage Homes Corp.
1.75% , 05/15/28
(m)
................ 947 975,883
5.65% , 03/15/35 .................. 100 101,109
Mohawk Industries, Inc., 5.85%, 09/18/28 ... 403 412,737
Newell Brands, Inc.
8.50% , 06/01/28
(b)
................. 705 736,561
6.63% , 09/15/29 .................. 118 119,971
6.38% , 05/15/30 .................. 484 490,581
6.63% , 05/15/32 .................. 824 834,425
PulteGroup, Inc.
4.25% , 03/01/31 .................. 34 33,200
4.90% , 03/01/36 .................. 121 117,921
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 .................. 245 253,410
8.50% , 11/01/30 .................. 434 443,088
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 .................. 298 287,275
3.88% , 10/15/31 .................. 108 99,264
Sony Group Corp.
4.66% , 06/30/31 .................. 65 65,026
5.09% , 06/30/36 .................. 70 69,997
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 197 204,554
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
..................... 188 193,480
Toll Brothers Finance Corp., 5.60%, 06/15/35 . 104 106,050
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 363 362,780
Whirlpool Corp.
(b)
7.50% , 07/01/31 .................. 942 953,255
7.88% , 07/01/34 .................. 1,076 1,080,414
19,138,672
Household Products — 0.0%
Clorox Co. (The)
3.90% , 05/15/28 .................. 131 129,464
4.95% , 05/15/33 .................. 178 176,260
Colgate-Palmolive Co., 4.20%, 05/01/30 .... 135 134,367
Procter & Gamble Co. (The)
1.20% , 10/29/30 .................. 568 497,535
4.10% , 11/03/32 .................. 395 386,258
4.35% , 11/03/35 .................. 100 96,802
1,420,686
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 483 493,085
AES Corp. (The)
5.20% , 07/15/29 .................. 930 935,293
3.95% , 07/15/30
(b)
................. 268 256,729
2.45% , 01/15/31 .................. 1,325 1,181,954
5.75% , 07/15/33 .................. 1,600 1,609,561
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 431 427,041

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
3.75% , 01/15/32 .................. USD 1,065 $ 969,215
Constellation Energy Generation LLC
6.13% , 01/15/34 .................. 100 106,192
5.30% , 06/01/36 .................. 110 109,416
Talen Energy Supply LLC
(b)(i)
(Acquired 04/30/26 , cost $ 5,743,000 ) 6.13% ,
05/01/31 ..................... 5,743 5,743,109
(Acquired 04/30/26 , cost $ 9,717,000 ) 6.38% ,
05/01/33 ..................... 9,717 9,704,735
TransAlta Corp., 5.88%, 02/01/34 ........ 162 159,585
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (k)
.................... 2,514 2,533,345
24,229,260
Industrial Conglomerates — 0.1%
3M Co.
2.38% , 08/26/29 .................. 2,378 2,230,620
4.80% , 03/15/30 .................. 1,007 1,013,131
5.15% , 03/15/35 .................. 2,992 3,025,322
Honeywell International, Inc.
2.70% , 08/15/29 .................. 332 314,241
1.95% , 06/01/30 .................. 220 199,082
4.50% , 01/15/34 .................. 100 97,697
Pentair Finance SARL, 5.90%, 07/15/32 .... 139 144,157
7,024,250
Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31 ..... 100 87,478
Prologis LP
4.88% , 06/15/28 .................. 162 163,403
2.88% , 11/15/29 .................. 246 232,805
4.25% , 06/15/31 .................. 270 265,021
5.00% , 03/15/34 .................. 346 345,176
5.00% , 01/31/35 .................. 167 166,039
1,259,922
Insurance — 0.8%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
.. 1,373 1,381,785
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (k)
.................... EUR 567 663,266
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. USD 2,437 2,407,633
6.75% , 04/15/28 .................. 337 339,692
5.88% , 11/01/29 .................. 1,682 1,643,907
7.00% , 01/15/31 .................. 2,719 2,763,206
6.50% , 10/01/31 .................. 410 408,875
7.38% , 10/01/32 .................. 3,358 3,333,007
Allstate Corp. (The)
5.05% , 06/24/29 .................. 200 202,436
5.25% , 03/30/33 .................. 100 101,728
5.55% , 05/09/35 .................. 100 102,774
American International Group, Inc.
3.40% , 06/30/30 .................. 183 173,935
5.45% , 05/07/35 .................. 100 101,986
American National Group, Inc.
5.00% , 06/15/27 .................. 200 200,331
5.75% , 10/01/29 .................. 123 124,871
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 457 459,236
4.88% , 06/30/29 .................. 1,113 1,072,468
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
..................... 770 736,988
Aon Corp.
2.80% , 05/15/30 .................. 385 358,493
2.05% , 08/23/31 .................. 100 87,259
Security
Par (000)
Par (000) Value
Insurance (continued)
5.00% , 09/12/32 .................. USD 181 $ 181,742
Aon North America, Inc., 5.45%, 03/01/34 ... 114 116,301
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(b)
..................... 1,195 1,210,057
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 3,617 4,159,570
7.75% , 02/15/31
(b)
................. USD 4,375 4,424,293
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
6,213 6,035,583
Arthur J Gallagher & Co.
5.50% , 03/02/33 .................. 118 120,723
5.15% , 02/15/35 .................. 212 210,497
Assurant, Inc., 3.70%, 02/22/30 ......... 100 95,676
Asurion LLC
(b)
8.00% , 12/31/32 .................. 2,980 3,002,518
8.38% , 02/01/34 .................. 2,303 2,131,839
Athene Holding Ltd.
3.50% , 01/15/31 .................. 162 151,757
5.88% , 01/15/34 .................. 61 61,677
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.61%), 6.63% ,
10/15/54
(a)
.................... 100 96,088
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.21%), 6.13%
(a) (c) (k)
....... EUR 500 583,870
Brown & Brown, Inc.
4.70% , 06/23/28 .................. USD 175 174,917
2.38% , 03/15/31 .................. 193 171,265
4.20% , 03/17/32 .................. 137 130,249
5.55% , 06/23/35 .................. 126 125,728
Chubb INA Holdings LLC
4.65% , 08/15/29 .................. 307 308,512
5.00% , 03/15/34 .................. 100 100,297
4.90% , 08/15/35 .................. 125 123,260
5.30% , 05/20/36 .................. 5,583 5,639,919
Cincinnati Financial Corp., 6.92%, 05/15/28 .. 100 104,234
CNA Financial Corp.
5.13% , 02/15/34 .................. 100 98,952
5.20% , 08/15/35 .................. 100 98,264
CRC Insurance Group LLC, 7.13%, 06/01/31
(b)
3,697 3,685,211
F&G Annuities & Life, Inc., 6.25%, 10/04/34 .. 100 97,823
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 100 93,541
6.00% , 12/07/33 .................. 163 170,147
Hanover Insurance Group, Inc. (The), 2.50%,
09/01/30 ...................... 100 91,067
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. 2,784 2,696,662
8.13% , 02/15/32 .................. 1,335 1,196,665
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 6,522 6,693,118
7.38% , 01/31/32 .................. 12,094 12,310,241
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 .................. 1,052 1,073,004
6.88% , 10/01/33 .................. 841 779,955
Just Group plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.05%), 6.50%,
09/30/37
(a) (c)
.................... GBP 175 233,832
Lincoln National Corp.
5.85% , 03/15/34 .................. USD 100 102,124
5.35% , 11/15/35 .................. 100 97,727
Loews Corp., 4.94%, 04/01/36 .......... 55 53,820
Manulife Financial Corp., 4.99%, 12/11/35 ... 131 128,958
Marsh & McLennan Cos., Inc.
4.85% , 11/15/31 .................. 285 285,555
5.88% , 08/01/33 .................. 270 285,911
4.95% , 03/15/36 .................. 233 229,098

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
MetLife, Inc.
5.38% , 07/15/33 .................. USD 100 $ 103,156
5.70% , 06/15/35 .................. 160 166,394
Metropolitan Life Global Funding I
(b)
3.05% , 06/17/29 .................. 300 287,556
2.95% , 04/09/30 .................. 487 457,548
Principal Financial Group, Inc.
5.38% , 03/15/33 .................. 100 102,008
5.30% , 01/15/37 .................. 45 44,576
Progressive Corp. (The)
4.60% , 03/26/31 .................. 155 154,481
4.95% , 06/15/33 .................. 169 170,343
5.15% , 03/26/36 .................. 45 44,984
Prudential Financial, Inc.
5.20% , 03/14/35 .................. 200 200,618
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.16%), 5.12% ,
03/01/52
(a)
.................... 131 128,409
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 6.75% ,
03/01/53
(a)
.................... 257 270,401
Ryan Specialty LLC
(b)
4.38% , 02/01/30 .................. 106 102,144
5.88% , 08/01/32 .................. 878 863,827
Travelers Cos., Inc. (The), 5.05%, 07/24/35 .. 100 99,743
USI, Inc., 7.50%, 01/15/32
(b)
........... 2,033 2,052,159
Willis North America, Inc.
2.95% , 09/15/29 .................. 174 164,790
4.55% , 03/15/31 .................. 100 98,182
82,137,442
Interactive Media & Services — 0.1%
Alphabet, Inc.
4.00% , 05/15/30 .................. 262 258,163
4.10% , 11/15/30 .................. 209 205,922
4.10% , 02/15/31 .................. 200 196,516
4.38% , 11/15/32 .................. 582 573,169
4.50% , 05/15/35 .................. 126 122,984
4.70% , 11/15/35 .................. 115 112,669
4.80% , 02/15/36 .................. 5,985 5,883,536
Snap, Inc.
(b)
6.88% , 03/01/33 .................. 908 885,057
6.88% , 03/15/34 .................. 635 614,761
8,852,777
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
..................... EUR 1,600 1,783,176
Atos Group
(c)
9.36% , 12/18/29
(d)
................. 2,065 2,705,775
8.13% , 05/21/31 .................. 1,385 1,564,416
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... USD 49,955 50,961,733
Booz Allen Hamilton, Inc., 5.95%, 04/15/35 .. 109 108,569
CDKnet LLC
(f)
7.25% , 06/15/29 .................. 1,082 692,480
8.00% , 06/15/29 .................. 60 38,400
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.91% , 05/15/28 ................ EUR 865 949,364
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.78% , 05/15/28 ................ 1,876 2,073,421
CoreWeave, Inc.
9.25% , 06/01/30
(b)
................. USD 1,236 1,244,028
9.00% , 02/01/31
(b)
................. 105 103,763
9.75% , 10/01/31
(b)
................. 2,496 2,490,494
8.50% , 07/15/32
(c)
................. EUR 3,156 3,549,376
Security
Par (000)
Par (000) Value
IT Services (continued)
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 197 $ 234,000
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 2,188 2,224,386
Gartner, Inc.
4.50% , 07/01/28
(b)
................. 1,880 1,846,809
4.95% , 03/20/31 .................. 100 97,233
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 .................. 152 138,323
5.00% , 05/01/28 .................. 1,178 1,082,286
5.75% , 05/15/28 .................. 1,299 1,192,329
8.75% , 05/01/29 .................. 319 284,671
7.88% , 09/30/32 .................. 959 694,839
Kyndryl Holdings, Inc., 6.35%, 02/20/34 .... 100 94,418
United Group BV, 5.25%, 02/01/30
(c)
...... EUR 810 932,632
VeriSign, Inc., 2.70%, 06/15/31 ......... USD 100 89,805
77,176,726
Leisure Products — 0.0%
Brunswick Corp., 2.40%, 08/18/31 ....... 100 87,457
Hasbro, Inc.
3.90% , 11/19/29 .................. 100 97,199
6.05% , 05/14/34 .................. 100 104,512
289,168
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75% , 09/15/29 .................. 100 94,477
2.30% , 03/12/31 .................. 100 89,830
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 383 388,266
Thermo Fisher Scientific, Inc.
2.60% , 10/01/29 .................. 241 227,012
4.98% , 08/10/30 .................. 105 106,601
4.20% , 03/01/31 .................. 337 330,742
5.09% , 08/10/33 .................. 262 265,335
4.90% , 02/12/36 .................. 152 150,212
1,652,475
Machinery — 0.2%
Alstom SA, (5-Year EURIBOR ICE Swap Rate +
2.38%), 5.25%
(a) (c) (k)
............... EUR 500 580,486
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.. USD 824 833,180
ATS Corp., 4.13%, 12/15/28
(b)
.......... 314 306,204
Caterpillar, Inc., 5.20%, 05/15/35 ........ 165 168,301
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 297 306,633
9.50% , 01/01/31 .................. 398 416,736
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
614 615,307
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
1,511 1,474,973
Cummins, Inc.
4.70% , 02/15/31 .................. 100 100,393
5.15% , 02/20/34 .................. 200 203,192
Deere & Co., 5.45%, 01/16/35 .......... 24 24,813
Dynamo Newco II GmbH, 6.25%, 10/15/31
(c)
. EUR 890 960,026
Enpro, Inc., 6.13%, 06/01/33
(b)
.......... USD 249 252,262
Esab Corp.
(b)
6.25% , 04/15/29 .................. 292 296,269
5.63% , 04/01/31 .................. 1,511 1,512,640
Flowserve Corp.
2.80% , 01/15/32 .................. 100 88,712
5.70% , 05/15/36 .................. 100 100,507
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
..................... 272 199,920
IDEX Corp., 3.00%, 05/01/30 ........... 105 98,457
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.95%,
04/15/29
(a) (c)
.................... EUR 1,757 2,030,613

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll Rand, Inc.
5.40% , 08/14/28 .................. USD 113 $ 114,695
5.70% , 08/14/33 .................. 248 257,864
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 12/01/32
(a) (c)
..... EUR 783 903,625
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.. USD 1,668 1,614,983
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 143 153,716
Otis Worldwide Corp.
5.25% , 08/16/28 .................. 582 589,625
5.13% , 11/19/31 .................. 85 86,142
Parker-Hannifin Corp.
4.25% , 09/15/27 .................. 113 112,795
3.25% , 06/14/29 .................. 186 179,587
Stanley Black & Decker, Inc., 3.00%, 05/15/32 100 90,090
Terex Corp., 6.25%, 10/15/32
(b)
......... 323 327,119
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 254 290,559
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 326 326,049
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28
(d)
................. 540 540,351
5.61% , 03/11/34 .................. 100 102,685
5.50% , 05/29/35 .................. 100 102,120
Xylem, Inc., 5.20%, 06/01/33 ........... 100 101,345
16,462,974
Media — 0.8%
Block Communications, Inc., 10.25%, 03/01/31
(b)
150 137,192
Cable One, Inc., 1.13%, 03/15/28
(m)
....... 85 55,250
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 318 311,727
4.20% , 03/15/28 .................. 138 136,188
2.25% , 01/15/29 .................. 141 131,371
5.05% , 03/30/29 .................. 108 107,589
2.80% , 04/01/31 .................. 7,478 6,662,563
2.30% , 02/01/32 .................. 3,517 2,988,934
6.65% , 02/01/34 .................. 300 307,805
6.55% , 06/01/34 .................. 74 75,543
6.38% , 10/23/35 .................. 300 299,509
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 .................. 352 352,567
7.50% , 06/01/29 .................. 1,061 1,061,546
7.88% , 04/01/30 .................. 2,754 2,868,779
7.13% , 02/15/31 .................. 1,184 1,226,026
7.50% , 03/15/33 .................. 3,992 4,203,257
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 483 353,514
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 2,570 1,721,926
5.38% , 02/01/28 .................. 800 501,480
11.25% , 05/15/28 ................. 1,000 644,948
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 140 139,796
8.88% , 02/01/30 .................. 886 901,721
10.00% , 02/15/31 ................. 3,155 3,273,959
9.25% , 06/01/32 .................. 1,680 1,706,957
Discovery Communications LLC
3.95% , 03/20/28 .................. 747 734,861
4.13% , 05/15/29 .................. 234 231,660
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 988 978,189
4.28% , 03/15/32 .................. 2,840 2,548,474
5.05% , 03/15/42 .................. 1,804 1,321,556
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,473 1,457,335
5.75% , 12/01/28 .................. 1,002 970,687
DISH Network Corp., 11.75%, 11/15/27
(b)
... 3,571 3,669,388
Security
Par (000)
Par (000) Value
Media (continued)
EchoStar Corp.
10.75% , 11/30/29 ................. USD 4,941 $ 5,338,980
6.75% , 11/30/30 .................. 1,035 1,051,745
Gray Media, Inc.
(b)
9.63% , 07/15/32 .................. 1,686 1,627,243
7.25% , 08/15/33 .................. 1,550 1,526,211
Lamar Media Corp., 5.38%, 11/01/33
(b)
..... 401 393,012
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 670 381,818
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 1,053 923,132
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 .................. 847 863,790
10.38% , 05/15/31 ................. 1,202 1,245,771
9.50% , 02/15/33 .................. 1,006 1,017,123
Omnicom Group, Inc.
4.65% , 10/01/28 .................. 289 288,602
2.40% , 03/01/31 .................. 347 311,082
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 197 191,821
4.63% , 03/15/30 .................. 920 892,294
7.38% , 02/15/31 .................. 145 150,788
6.00% , 06/15/34 .................. 1,570 1,567,134
SES SA, 4.88%, 06/24/33
(c)
............ EUR 405 463,865
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 2,033 2,088,229
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
.... 254 247,341
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 908 875,785
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 .................. EUR 743 744,127
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.53% , 02/15/30
(a)
............... 189 188,921
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
................. USD 1,432 1,354,257
4.63% , 05/15/32
(c)
................. EUR 1,055 1,206,517
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 400 390,345
Univision Communications, Inc.
(b)
8.50% , 07/31/31 .................. 1,094 1,098,734
9.38% , 08/01/32 .................. 1,273 1,293,418
8.88% , 04/15/33 .................. 1,405 1,383,115
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
210 217,259
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................ GBP 819 900,243
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
............ EUR 349 321,062
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
............ GBP 410 441,539
VZ Secured Financing BV
5.00% , 01/15/32
(b)
................. USD 816 714,143
5.25% , 01/15/33
(c)
................. EUR 2,972 3,235,185
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
200 220,773
Ziggo Bond Co. BV
3.38% , 02/28/30
(c)
................. 507 518,690
5.13% , 02/28/30
(b)
................. USD 632 555,041
6.13% , 11/15/32
(c)
................. EUR 1,009 1,044,070
Ziggo BV
2.88% , 01/15/30
(c)
................. 276 301,407
4.88% , 01/15/30
(b)
................. USD 595 558,413
80,215,322
Metals & Mining — 0.4%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 599 567,672
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 607,941
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 1,091 1,137,040
11.50% , 10/01/31 ................. 949 1,017,014

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... USD 1,671 $ 1,673,127
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
.... 1,272 1,283,174
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
..... 1,373 1,407,325
Commercial Metals Co.
(b)
5.75% , 11/15/33 .................. 876 870,825
6.00% , 12/15/35 .................. 480 478,757
Constellium SE
(b)
5.63% , 06/15/28 .................. 250 249,970
3.75% , 04/15/29 .................. 1,588 1,527,105
6.38% , 08/15/32 .................. 843 859,111
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
..................... 675 666,596
CSN Resources SA, 4.63%, 06/10/31
(c)
.... 388 238,620
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 2,035 2,032,782
First Quantum Minerals Ltd.
(b)
8.00% , 03/01/33 .................. 221 230,826
7.25% , 02/15/34 .................. 1,120 1,147,317
6.38% , 02/15/36 .................. 2,139 2,097,161
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
... 1,221 1,215,432
Freeport-McMoRan, Inc.
5.00% , 09/01/27 .................. 91 91,021
5.40% , 11/14/34 .................. 191 194,278
Glencore Funding LLC, 6.50%, 10/06/33
(b)
... 1,787 1,924,861
Hybar LLC, 7.38%, 07/01/34
(b)
.......... 1,027 1,031,984
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 .................. 2,914 2,789,595
5.88% , 03/01/34 .................. 1,884 1,864,418
Marcobre SAC, 5.75%, 01/22/36
(b)
....... 576 567,792
Mineral Resources Ltd.
(b)
6.00% , 05/01/32 .................. 336 332,383
6.25% , 05/01/34 .................. 336 330,387
Navoi Mining & Metallurgical Co., 6.70%,
10/17/28
(b)
..................... 411 421,917
Newmont Corp., 5.35%, 03/15/34 ........ 217 222,656
Nexa Resources SA, 6.75%, 04/09/34
(b)
.... 295 310,101
Novelis Corp.
(b)
4.75% , 01/30/30 .................. 439 423,591
6.88% , 01/30/30 .................. 958 982,122
3.88% , 08/15/31 .................. 2,563 2,334,517
6.38% , 08/15/33 .................. 2,471 2,488,801
Nucor Corp.
3.95% , 05/01/28 .................. 202 200,159
3.13% , 04/01/32 .................. 101 92,849
Rio Tinto Alcan, Inc.
7.25% , 03/15/31 .................. 100 110,323
5.75% , 06/01/35 .................. 142 148,520
Rio Tinto Finance USA plc
4.88% , 03/14/30 .................. 100 100,945
5.00% , 03/14/32 .................. 352 355,583
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (j)
............ 1,336 1,342,818
Sibanye-Stillwater UK Financing plc, 6.25%,
11/15/31
(b)
..................... 449 442,826
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
.. 118 123,949
Steel Dynamics, Inc.
3.25% , 01/15/31 .................. 61 57,197
5.38% , 08/15/34 .................. 135 136,714
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,572 1,498,116
6.13% , 06/12/33 .................. 2,190 2,299,500
6.40% , 06/28/54 .................. 287 292,453
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
................... 632 630,414
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 .................. USD 298 $ 319,894
9.85% , 04/24/33 .................. 384 418,107
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
.. 649 669,054
44,857,640
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... 376 371,911
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 86 88,793
5.88% , 08/15/29 .................. 427 428,276
6.00% , 04/15/30 .................. 94 94,342
6.50% , 07/01/30 .................. 7 7,149
6.50% , 10/15/30 .................. 1,616 1,653,305
6.13% , 06/01/31 .................. 404 406,136
3,049,912
Multi-Utilities — 0.0%
Ameren Corp.
1.75% , 03/15/28 .................. 104 99,111
3.50% , 01/15/31 .................. 100 94,773
Ameren Illinois Co.
3.80% , 05/15/28 .................. 677 669,173
4.95% , 06/01/33 .................. 100 100,207
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 .................. 113 110,645
1.65% , 05/15/31 .................. 490 424,362
6.13% , 04/01/36 .................. 149 158,971
Black Hills Corp.
4.55% , 01/31/31 .................. 100 98,488
6.15% , 05/15/34 .................. 100 105,034
CMS Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.90%), 3.75%, 12/01/50
(a)
........... 100 92,776
Consolidated Edison Co. of New York, Inc.
2.40% , 06/15/31 .................. 100 90,009
5.20% , 03/01/33 .................. 105 106,938
5.38% , 05/15/34 .................. 136 139,003
Consumers Energy Co.
4.60% , 05/30/29 .................. 451 452,717
4.70% , 01/15/30 .................. 258 258,697
DTE Energy Co., 5.85%, 06/01/34 ....... 100 104,301
National Grid plc
5.60% , 06/12/28 .................. 166 168,959
5.81% , 06/12/33 .................. 100 104,127
NiSource, Inc.
1.70% , 02/15/31 .................. 183 159,628
4.75% , 05/18/31 .................. 73 72,702
5.40% , 06/30/33 .................. 197 202,342
5.30% , 05/18/36 .................. 30 30,020
Puget Energy, Inc.
2.38% , 06/15/28 .................. 100 95,527
5.73% , 03/15/35 .................. 100 100,636
San Diego Gas & Electric Co., Series DDDD,
5.20%, 03/15/36 ................. 98 97,535
Sempra
3.70% , 04/01/29 .................. 108 105,398
5.50% , 08/01/33 .................. 101 103,834
4,345,913
Office REITs — 0.0%
Alexandrite Monnet UK Holdco plc, 6.88%,
05/31/31
(c)
..................... EUR 584 672,094
alstria SARL
(c)
4.25% , 10/15/29 .................. 400 446,993
5.50% , 03/20/31 .................. 100 114,135

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Office REITs (continued)
Boston Properties LP
3.40% , 06/21/29 .................. USD 168 $ 161,514
3.25% , 01/30/31 .................. 213 197,613
2.45% , 10/01/33 .................. 390 320,781
Cousins Properties LP, 4.88%, 03/01/33 .... 54 52,574
Highwoods Realty LP
2.60% , 02/01/31 .................. 100 89,251
5.35% , 01/15/33 .................. 100 99,447
Piedmont Operating Partnership LP, 5.63%,
01/15/33 ...................... 101 100,566
2,254,968
Oil, Gas & Consumable Fuels — 1.6%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 411 427,442
Antero Midstream Partners LP, 6.63%,
02/01/32
(b)
..................... 297 303,349
Antero Resources Corp., 5.40%, 02/01/36 ... 1,140 1,122,029
APA Corp., 6.10%, 02/15/35 ........... 2,500 2,579,234
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 179 198,690
5.88% , 06/30/29 .................. 435 433,718
6.63% , 07/15/33 .................. 601 607,820
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
. 862 862,819
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 246 252,165
7.25% , 07/15/32 .................. 198 204,841
Boardwalk Pipelines LP
5.63% , 08/01/34 .................. 200 204,048
5.38% , 02/15/36 .................. 51 50,721
BP Capital Markets America, Inc.
4.70% , 04/10/29 .................. 383 384,445
4.97% , 10/17/29 .................. 100 101,158
1.75% , 08/10/30 .................. 405 361,544
4.81% , 02/13/33 .................. 603 600,325
4.89% , 09/11/33 .................. 105 104,533
5.23% , 11/17/34 .................. 99 100,298
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(b)
................. 1,125 1,186,964
9.25% , 11/15/30
(c)
................. 952 1,004,435
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 22 22,459
6.75% , 02/01/30
(b)
................. 98 101,215
5.60% , 10/15/44 .................. 150 133,836
California Resources Corp.
(b)
7.00% , 01/15/34 .................. 409 404,471
7.25% , 01/15/35 .................. 563 558,487
Canadian Natural Resources Ltd.
6.45% , 06/30/33 .................. 100 107,959
5.40% , 12/15/34 .................. 131 132,396
Caturus Energy LLC
(b)
8.50% , 02/15/30 .................. 2,088 2,175,736
7.13% , 05/15/31 .................. 1,786 1,767,034
Cenovus Energy, Inc., 4.65%, 03/20/31 .... 100 98,720
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 ...................... 547 528,926
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 138 137,081
4.00% , 03/01/31 .................. 2,146 2,064,566
3.25% , 01/31/32 .................. 300 274,940
5.95% , 06/30/33 .................. 302 315,313
5.75% , 08/15/34 .................. 851 877,207
5.55% , 10/30/35 .................. 385 391,082
5.35% , 11/30/36
(b)
................. 970 965,035
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 2,557 2,624,149
Chevron USA, Inc.
4.69% , 04/15/30 .................. 118 118,822
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.82% , 04/15/32 .................. USD 311 $ 313,956
4.98% , 04/15/35 .................. 155 156,028
4.85% , 10/15/35 .................. 197 196,380
Chord Energy Corp., 6.75%, 03/15/33
(b)
.... 124 125,836
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 1,298 1,335,393
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
755 719,687
CNX Resources Corp.
(b)
7.25% , 03/01/32 .................. 458 471,853
5.88% , 03/01/34 .................. 701 682,169
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 1,487 1,463,784
5.88% , 01/15/30 .................. 883 832,817
ConocoPhillips Co.
4.70% , 01/15/30 .................. 100 100,300
4.85% , 01/15/32 .................. 367 369,391
5.00% , 01/15/35 .................. 100 99,811
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,925 2,871,048
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 .................. 134 134,334
9.75% , 10/15/30 .................. 74 78,440
7.63% , 04/01/32 .................. 1,056 1,064,515
7.88% , 04/15/32 .................. 271 274,397
7.38% , 01/15/33 .................. 1,367 1,358,788
8.38% , 01/15/34 .................. 192 197,760
CVR Energy, Inc.
(b)
7.50% , 02/15/31 .................. 564 561,316
7.88% , 02/15/34 .................. 396 391,769
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
. 315 319,920
DCP Midstream Operating LP, 5.13%, 05/15/29 100 101,121
Delek Logistics Partners LP
(b)
7.38% , 06/30/33 .................. 694 707,016
6.88% , 06/01/34 .................. 329 327,449
Devon Energy Corp.
5.60% , 03/15/34
(b)
................. 239 244,981
5.20% , 09/15/34 .................. 141 141,144
Diamondback Energy, Inc.
5.15% , 01/30/30 .................. 394 399,500
3.13% , 03/24/31 .................. 1,671 1,554,165
6.25% , 03/15/33 .................. 2,710 2,881,428
5.40% , 04/18/34 .................. 1,520 1,541,786
5.55% , 04/01/35 .................. 3,045 3,105,269
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ...................... 200 206,833
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 438 396,755
4.39% , 11/30/46 .................. 1,166 950,593
Enbridge, Inc.
4.60% , 06/20/28 .................. 356 355,798
3.13% , 11/15/29 .................. 342 325,607
4.85% , 03/27/31 .................. 336 335,741
5.70% , 03/08/33 .................. 379 391,337
2.50% , 08/01/33 .................. 100 85,281
5.20% , 11/20/35 .................. 140 139,092
Series 20-A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75% , 07/15/80
(a)
............... 2,521 2,535,990
Energean plc, 5.63%, 05/12/31
(c)
........ EUR 1,793 2,041,603
Energy Transfer LP
6.00% , 02/01/29
(b)
................. USD 770 776,078
5.25% , 07/01/29 .................. 150 152,139
4.15% , 09/15/29 .................. 134 131,606
3.75% , 05/15/30 .................. 83 79,929
4.55% , 01/15/31 .................. 104 102,660
5.55% , 05/15/34 .................. 246 249,895
5.60% , 09/01/34 .................. 2,778 2,835,163

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.35% , 01/15/36 .................. USD 176 $ 175,260
Enterprise Products Operating LLC
4.30% , 06/20/28 .................. 235 234,153
3.13% , 07/31/29 .................. 190 182,181
4.60% , 01/15/31 .................. 100 99,681
5.35% , 01/31/33 .................. 186 190,767
4.85% , 01/31/34 .................. 100 99,080
4.95% , 02/15/35 .................. 100 99,233
5.20% , 01/15/36 .................. 169 169,529
Series E , (3-mo. CME Term SOFR + 3.29%),
5.25% , 08/16/77
(a)
............... 2,151 2,142,608
EOG Resources, Inc.
4.40% , 07/15/28 .................. 569 568,178
5.00% , 07/15/32 .................. 200 201,292
5.35% , 01/15/36 .................. 100 101,072
EQT Corp.
5.00% , 01/15/29 .................. 165 165,435
4.75% , 01/15/31 .................. 3,773 3,737,579
3.63% , 05/15/31
(b)
................. 1,323 1,238,093
5.75% , 02/01/34 .................. 3,534 3,613,433
Expand Energy Corp.
5.38% , 02/01/29 .................. 3,954 3,954,263
5.38% , 03/15/30 .................. 6,469 6,492,457
4.75% , 02/01/32 .................. 226 220,258
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 590 490,213
Genesis Energy LP
8.00% , 05/15/33 .................. 415 431,669
6.75% , 03/15/34
(b)
................. 1,483 1,471,551
Global Partners LP, 7.13%, 07/01/33
(b)
..... 194 196,299
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 197 200,923
Harvest Midstream I LP
(b)
7.50% , 05/15/32 .................. 891 922,869
6.75% , 05/15/34 .................. 1,679 1,702,933
Hess Corp.
7.88% , 10/01/29 .................. 256 280,602
7.30% , 08/15/31 .................. 100 111,319
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 .................. 212 216,333
4.25% , 02/15/30 .................. 174 167,844
HF Sinclair Corp.
5.75% , 01/15/31 .................. 225 229,831
6.25% , 01/15/35 .................. 100 103,833
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 143 143,374
5.75% , 02/01/29 .................. 621 618,587
6.25% , 04/15/32 .................. 44 42,593
8.38% , 11/01/33 .................. 642 668,495
6.88% , 05/15/34 .................. 1,198 1,165,622
7.25% , 02/15/35 .................. 84 82,707
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 .................. 87 90,107
6.63% , 01/15/34 .................. 1,392 1,403,900
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
..................... 546 542,302
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 904,431
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... USD 2,059 2,034,869
Kinder Morgan, Inc.
5.10% , 08/01/29 .................. 349 353,407
7.80% , 08/01/31 .................. 100 113,460
5.40% , 02/01/34 .................. 487 496,395
5.30% , 12/01/34 .................. 166 167,231
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 116 117,917
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 06/15/30 .................. USD 62 $ 62,360
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(b)
..................... 215 210,219
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 155 157,815
Marathon Petroleum Corp., 5.70%, 03/01/35 . 107 109,818
Matador Resources Co.
(b)
6.50% , 04/15/32 .................. 1,113 1,119,077
6.00% , 04/15/34 .................. 715 697,060
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 260,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 399,737
MPLX LP
4.00% , 03/15/28 .................. 1,176 1,164,706
4.80% , 02/15/31 .................. 131 130,466
5.00% , 01/15/33 .................. 297 295,049
5.40% , 09/15/35 .................. 100 99,724
5.30% , 04/01/36 .................. 214 210,940
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 58 51,663
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 674 697,639
8.38% , 02/15/32 .................. 2,131 2,218,409
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
.. 975 968,799
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 190 192,412
Occidental Petroleum Corp.
7.50% , 05/01/31 .................. 100 110,660
5.38% , 01/01/32 .................. 269 274,375
5.55% , 10/01/34 .................. 171 174,921
ONEOK, Inc.
4.00% , 07/13/27 .................. 474 471,480
5.38% , 06/01/29 .................. 215 218,479
4.40% , 10/15/29 .................. 100 98,920
5.80% , 11/01/30 .................. 116 120,041
6.35% , 01/15/31 .................. 100 105,290
4.75% , 10/15/31 .................. 100 98,847
6.05% , 09/01/33 .................. 215 225,056
5.65% , 09/01/34 .................. 115 117,179
5.05% , 11/01/34 .................. 114 111,503
5.40% , 10/15/35 .................. 100 99,829
Ovintiv, Inc.
8.13% , 09/15/30 .................. 100 111,354
6.25% , 07/15/33 .................. 123 129,390
Par Petroleum LLC, 7.38%, 06/01/34
(b)
..... 768 777,131
PBF Holding Co. LLC
(b)
7.88% , 09/15/30 .................. 258 262,909
7.25% , 06/01/34 .................. 219 216,812
Permian Resources Operating LLC
(b)
7.00% , 01/15/32 .................. 533 551,282
6.25% , 02/01/33 .................. 4,714 4,814,064
Pertamina Persero PT, 6.45%, 05/30/44
(b)
... 598 608,662
Petrobras Global Finance BV, 6.75%, 01/27/41 630 627,047
Phillips 66
3.90% , 03/15/28 .................. 443 437,967
4.65% , 11/15/34 .................. 101 97,868
Phillips 66 Co.
5.25% , 06/15/31 .................. 264 268,613
5.30% , 06/30/33 .................. 173 175,278
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 58 52,056
2.15% , 01/15/31 .................. 200 179,345
Plains All American Pipeline LP
3.80% , 09/15/30 .................. 128 122,819
4.70% , 01/15/31 .................. 100 99,136
5.70% , 09/15/34 .................. 100 102,159
5.95% , 06/15/35 .................. 200 205,726

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.. USD 605 $ 629,684
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 300 311,614
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
..................... 646 633,080
Raizen Fuels Finance SA
(b)(e)(l)
6.45% , 03/05/34 .................. 839 461,450
6.95% , 03/05/54 .................. 341 184,566
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
.. 695 625,417
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
..................... 655 656,064
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 162 159,878
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 169 167,365
SM Energy Co.
(b)
8.75% , 07/01/31 .................. 333 347,830
6.63% , 04/15/34 .................. 1,759 1,731,425
Sunoco LP
(b)
5.63% , 03/15/31 .................. 225 223,359
6.63% , 08/15/32 .................. 194 197,311
6.25% , 07/01/33 .................. 203 204,819
5.88% , 03/15/34 .................. 767 756,483
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 283 282,400
7.38% , 02/15/29 .................. 317 325,168
6.00% , 09/01/31 .................. 912 902,290
Targa Resources Corp.
4.35% , 04/15/31 .................. 346 338,009
4.20% , 02/01/33 .................. 152 144,048
6.13% , 03/15/33 .................. 136 143,269
6.50% , 03/30/34 .................. 27 29,103
5.50% , 02/15/35 .................. 256 258,403
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 1,061 1,044,110
TotalEnergies Capital SA, 5.15%, 04/05/34 .. 200 202,841
TotalEnergies Capital USA LLC
4.25% , 01/13/31 .................. 362 355,900
4.86% , 01/13/36 .................. 174 170,479
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(c)
335 325,550
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 321 318,933
4.63% , 03/01/34 .................. 226 218,460
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
..................... 2,437 2,439,157
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36 ...................... 905 895,938
TransMontaigne Partners LLC, 8.50%,
06/15/30
(b)
..................... 64 65,208
Valero Energy Corp.
2.80% , 12/01/31 .................. 100 90,190
5.15% , 03/10/36 .................. 170 167,328
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 5,797 6,239,607
6.38% , 12/15/34 .................. 3,199 3,143,856
6.63% , 06/15/36 .................. 2,798 2,757,927
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 1,664 1,702,535
7.50% , 05/01/33 .................. 696 763,869
6.50% , 01/15/34 .................. 1,942 2,023,529
7.75% , 05/01/35 .................. 887 994,745
6.75% , 01/15/36 .................. 4,482 4,752,247
Viper Energy Partners LLC, 4.90%, 08/01/30 . 7,261 7,236,883
Western Midstream Operating LP
4.75% , 08/15/28 .................. 150 149,682
4.80% , 03/01/31 .................. 100 98,897
6.15% , 04/01/33 .................. 100 104,302
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50% , 12/15/35 .................. USD 128 $ 126,650
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 1,613 1,654,235
Williams Cos., Inc. (The)
5.15% , 03/15/34 .................. 100 99,914
5.60% , 03/15/35 .................. 100 102,034
170,332,713
Paper & Forest Products — 0.0%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.29% , 01/15/30
(a)
............... EUR 367 422,938
6.13% , 06/15/31 .................. 1,011 1,171,938
Georgia-Pacific LLC, 7.75%, 11/15/29 ..... USD 109 119,486
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 570 595,707
Sappi Papier Holding GmbH
(c)
3.63% , 03/15/28 .................. EUR 300 326,025
4.50% , 03/15/32 .................. 1,760 1,684,901
4,320,995
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
.. USD 581 574,719
Grupo Aeromexico SAB de CV, 8.63%,
11/15/31
(b)
..................... 608 623,200
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 1,230 1,114,027
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
. 618 643,029
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 253 267,541
United Airlines Holdings, Inc., 5.38%, 03/01/31 556 552,007
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 .. —
(o)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 .. 1,331 1,334,809
WestJet Airlines Ltd., 8.00%, 02/14/31
(b)
.... 573 575,171
5,684,504
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The)
1.95% , 03/15/31 .................. 108 95,726
4.65% , 05/15/33 .................. 165 161,924
Haleon US Capital LLC, 3.63%, 03/24/32 ... 250 234,178
Kenvue, Inc., 4.90%, 03/22/33 .......... 208 208,796
Opal Bidco SAS
5.50% , 03/31/32
(c)
................. EUR 535 630,226
6.50% , 03/31/32
(b)
................. USD 1,600 1,632,322
Perrigo Finance Unlimited Co.
4.90% , 06/15/30
(d)
................. 200 192,317
5.38% , 09/30/32 .................. EUR 713 798,954
6.13% , 09/30/32 .................. USD 441 421,202
4,375,645
Pharmaceuticals — 0.7%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
..... 13,977 14,156,409
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 279,224
Astrazeneca Finance LLC
4.00% , 03/02/31 .................. 521 508,478
2.25% , 05/28/31 .................. 100 89,821
4.30% , 03/02/33 .................. 313 304,852
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 .................. 256 236,708
11.00% , 09/30/28 ................. 2,118 2,156,802
Bayer Corp., 6.65%, 02/15/28
(b)
......... 826 850,280
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 5,163 5,189,567
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
.... EUR 1,148 1,319,388
Eli Lilly & Co.
4.20% , 08/14/29 .................. USD 657 653,564
4.25% , 03/15/31 .................. 169 167,385
4.38% , 05/20/31 .................. 5,625 5,581,705

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.55% , 10/15/32 .................. USD 100 $ 99,411
4.65% , 05/20/33 .................. 3,320 3,301,763
4.70% , 02/09/34 .................. 201 199,594
4.60% , 08/14/34 .................. 152 150,281
4.85% , 05/20/36 .................. 418 413,857
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
..... EUR 1,340 1,539,028
Johnson & Johnson
4.85% , 03/01/32 .................. USD 232 237,056
3.55% , 03/01/36 .................. 627 568,814
Neopharmed Gentili SpA, (3-mo. EURIBOR at
0.00% Floor + 3.25%), 5.54%, 06/29/33
(a) (c)
. EUR 886 1,024,063
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 .................. 2,253 2,655,251
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.53% , 10/15/32
(a)
............... 2,001 2,292,246
Novartis Capital Corp.
4.10% , 03/16/29 .................. USD 184 182,565
4.10% , 11/05/30 .................. 139 136,562
4.00% , 09/18/31 .................. 579 565,858
4.30% , 11/05/32 .................. 228 223,107
4.60% , 03/18/33 .................. 29 28,733
4.90% , 03/18/36 .................. 285 283,237
Organon & Co., 4.13%, 04/30/28
(b)
....... 600 592,537
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 100 100,309
4.75% , 05/19/33 .................. 470 465,483
Pfizer, Inc.
1.75% , 08/18/31 .................. 580 506,436
4.50% , 11/15/32 .................. 37 36,496
4.88% , 11/15/35 .................. 100 98,857
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.17% , 12/31/29
(a)
............... EUR 366 421,452
6.75% , 12/31/29 .................. 530 627,400
Royalty Pharma plc
5.15% , 09/02/29 .................. USD 119 120,574
2.20% , 09/02/30 .................. 207 187,055
5.20% , 09/25/35 .................. 100 99,078
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... 617 621,487
Takeda US Financing, Inc., 5.20%, 07/07/35 . 290 289,370
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 .................. EUR 2,085 2,418,425
4.13% , 06/01/31 .................. 541 621,237
7.88% , 09/15/31 .................. 1,452 1,941,095
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 .................. USD 592 589,632
8.13% , 09/15/31 .................. 8,667 9,776,376
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 ................. 3,969 4,062,073
Wyeth LLC
6.50% , 02/01/34 .................. 209 229,027
6.00% , 02/15/36 .................. 118 125,357
Zoetis, Inc., 5.00%, 08/17/35 ........... 100 98,766
69,424,131
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
.. 93 95,788
Automatic Data Processing, Inc.
1.25% , 09/01/30 .................. 262 230,464
4.75% , 05/08/32 .................. 100 100,208
CACI International, Inc., 6.38%, 06/15/33
(b)
.. 1,291 1,309,358
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 4,389 4,287,252
Equifax, Inc.
5.10% , 06/01/28 .................. 238 239,916
2.35% , 09/15/31 .................. 100 87,955
Security
Par (000)
Par (000) Value
Professional Services (continued)
KBR, Inc., 4.75%, 09/30/28
(b)
........... USD 49 $ 48,372
Science Applications International Corp.
(b)
4.88% , 04/01/28 .................. 694 688,939
5.88% , 11/01/33 .................. 572 563,354
Verisk Analytics, Inc.
4.45% , 03/15/31 .................. 40 39,168
5.25% , 06/05/34 .................. 154 153,724
5.13% , 03/15/36 .................. 61 59,616
7,904,114
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
............. EUR 2,932 3,641,987
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
..................... 1,002 1,143,036
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
. USD 740 735,138
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 423 426,319
9.75% , 04/15/30
(b)
................. 210 225,763
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... EUR 900 584,282
Citycon Treasury BV
(c)
1.63% , 03/12/28 .................. 571 616,166
5.38% , 07/08/31 .................. 125 137,336
CPI Property Group SA
(c)
1.75% , 01/14/30 .................. 217 215,778
5.88% , 07/07/32 .................. 1,470 1,599,252
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
............... 1,233 1,275,037
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 ................. USD 1,735 19,519
11.75% , 04/17/24 ................. 2,039 22,429
11.88% , 06/01/24 ................. 1,500 16,875
7.95% , 07/05/24 .................. 1,650 18,150
9.25% , 07/28/24 .................. 3,540 39,825
12.25% , 10/18/24 ................. 3,269 35,959
9.88% , 10/19/24 .................. 2,640 23,760
10.88% , 01/09/25 ................. 1,345 15,131
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 156,626
Heimstaden AB
(c)
8.38% , 01/29/30 .................. EUR 337 402,794
7.36% , 01/24/31 .................. 250 290,601
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. USD 479 462,794
4.38% , 02/01/31 .................. 346 327,219
5.88% , 03/01/32 .................. 503 498,701
6.13% , 03/01/34 .................. 503 496,985
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (j)
....... 1,091 353,077
NE Property BV, 3.88%, 09/30/33
(c)
....... EUR 550 621,785
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
USD 317 306,539
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(j)
..................... EUR 1,894 2,166,347
5.63% , 06/08/30 .................. 1,051 1,161,232
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (m)
.. 500 540,969
18,577,411
Residential REITs — 0.0%
American Homes 4 Rent LP
2.38% , 07/15/31 .................. USD 192 169,846
5.50% , 02/01/34 .................. 100 101,274
5.50% , 07/15/34 .................. 66 66,795
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 497,445
Camden Property Trust
3.15% , 07/01/29 .................. 200 192,019
4.90% , 02/28/36 .................. 109 106,390

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
ERP Operating LP
3.00% , 07/01/29 .................. USD 131 $ 125,193
1.85% , 08/01/31 .................. 113 98,665
4.95% , 06/15/32 .................. 129 129,696
Essex Portfolio LP
2.55% , 06/15/31 .................. 200 179,618
2.65% , 03/15/32 .................. 100 88,713
4.88% , 02/15/36 .................. 100 96,607
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 860 875,917
4.88% , 02/01/35 .................. 116 112,277
Mid-America Apartments LP
5.30% , 02/15/32 .................. 149 152,299
4.65% , 01/15/33 .................. 100 98,267
UDR, Inc.
3.00% , 08/15/31 .................. 100 91,764
1.90% , 03/15/33 .................. 124 102,468
3.10% , 11/01/34 .................. 100 85,962
3,371,215
Retail REITs — 0.0%
Agree LP
2.00% , 06/15/28 .................. 130 123,721
2.60% , 06/15/33 .................. 100 85,347
Brixmor Operating Partnership LP
2.25% , 04/01/28 .................. 100 96,074
2.50% , 08/16/31 .................. 120 106,871
5.50% , 02/15/34 .................. 135 137,724
5.38% , 06/15/36 .................. 1,250 1,247,451
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 700,958
Kimco Realty OP LLC
1.90% , 03/01/28 .................. 157 150,636
4.60% , 02/01/33 .................. 162 159,468
4.85% , 03/01/35 .................. 100 97,939
Kite Realty Group LP, 5.50%, 03/01/34 ..... 100 101,482
NNN REIT, Inc., 5.50%, 06/15/34 ........ 113 115,278
Realty Income Corp.
2.20% , 06/15/28 .................. 259 247,860
3.20% , 02/15/31 .................. 130 121,569
5.13% , 02/15/34 .................. 459 460,359
5.13% , 04/15/35 .................. 110 110,022
Regency Centers LP
2.95% , 09/15/29 .................. 107 101,658
4.50% , 03/15/33 .................. 125 121,593
4,286,010
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.. 139 139,483
ams-OSRAM AG
(c)
10.50% , 03/30/29 ................. EUR 791 961,919
7.25% , 05/31/32 .................. 920 1,082,768
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 382 336,282
Applied Materials, Inc., 4.00%, 01/15/31 .... 195 190,274
Broadcom, Inc.
4.60% , 07/15/30 .................. 1,016 1,012,552
4.15% , 11/15/30 .................. 1,556 1,523,225
4.30% , 01/15/31 .................. 985 968,926
4.15% , 04/15/32
(b)
................. 1,188 1,143,381
4.60% , 01/15/33 .................. 1,725 1,692,124
3.42% , 04/15/33 .................. 3,026 2,758,459
3.47% , 04/15/34 .................. 100 89,799
3.14% , 11/15/35
(b)
................. 19 16,140
4.95% , 01/15/36 .................. 911 894,783
4.80% , 02/15/36 .................. 1,165 1,130,571
Foundry JV Holdco LLC
(b)
5.50% , 01/25/31 .................. 4,065 4,155,724
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
6.20% , 01/25/37 .................. USD 478 $ 505,454
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
... 221 231,143
KLA Corp., 4.65%, 07/15/32 ........... 100 99,799
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (m) (n)
275 316,531
Micron Technology, Inc., 2.70%, 04/15/32 ... 85 76,154
MKS, Inc., 4.25%, 02/15/34
(c)
........... EUR 1,472 1,660,943
NVIDIA Corp., 2.85%, 04/01/30 ......... USD 272 257,327
NXP BV
4.30% , 06/18/29 .................. 120 118,685
2.50% , 05/11/31 .................. 230 206,066
5.00% , 01/15/33 .................. 36 35,923
5.25% , 08/19/35 .................. 100 100,032
ON Semiconductor Corp.
(m)
0.50% , 03/01/29 .................. 634 763,970
0.00% , 05/01/31
(b) (n)
................ 177 175,938
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 .................. 670 673,568
6.25% , 08/15/33 .................. 999 1,016,419
QUALCOMM, Inc., 5.00%, 05/20/35 ...... 1,510 1,503,765
STMicroelectronics NV
(c)(m)
Series A , 0.00% , 06/23/31
(n)
........... 400 404,626
Series B , 0.63% , 06/23/33 ............ 400 400,241
Texas Instruments, Inc.
2.25% , 09/04/29 .................. 200 187,169
1.90% , 09/15/31 .................. 100 87,710
4.85% , 02/08/34 .................. 160 160,542
27,078,415
Software — 0.6%
AppLovin Corp.
5.13% , 12/01/29 .................. 470 473,900
5.50% , 12/01/34 .................. 3,803 3,837,382
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 5,360 5,139,297
Autodesk, Inc., 5.30%, 06/15/35 ......... 100 100,041
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 531 504,467
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 261 251,000
4.88% , 07/01/29 .................. 1,672 1,496,285
Cloud Software Group LLC
(b)
6.50% , 03/31/29 .................. 4,138 4,015,024
9.00% , 09/30/29 .................. 4,972 4,825,981
8.25% , 06/30/32 .................. 256 239,935
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
... 1,364 1,318,514
Fair Isaac Corp.
(b)
4.00% , 06/15/28 .................. 259 253,365
6.00% , 05/15/33 .................. 1,595 1,570,641
IPD 3 BV
5.50% , 06/15/31
(c)
................. EUR 1,662 1,850,859
McAfee Corp., 7.38%, 02/15/30
(b)
........ USD 365 310,156
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(c)
................. EUR 1,624 1,942,917
7.25% , 07/01/33
(b)
................. USD 3,128 3,272,236
8.75% , 07/01/34
(b)
................. 2,978 3,160,617
Oracle Corp.
4.80% , 08/03/28 .................. 548 546,865
4.20% , 09/27/29 .................. 454 441,587
2.95% , 04/01/30 .................. 2,292 2,109,601
4.45% , 09/26/30 .................. 1,826 1,762,758
4.95% , 02/04/31 .................. 5,510 5,394,465
4.80% , 09/26/32 .................. 894 850,651
5.20% , 09/26/35 .................. 985 922,163
5.70% , 02/04/36 .................. 4,194 4,061,700
6.70% , 02/04/56 .................. 215 202,360
6.10% , 09/26/65 .................. 183 153,106
Roper Technologies, Inc.
4.50% , 10/15/29 .................. 300 298,089

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
5.10% , 09/15/35 .................. USD 218 $ 211,788
Salesforce, Inc.
1.50% , 07/15/28 .................. 250 235,334
4.90% , 09/15/31 .................. 604 602,653
5.20% , 03/15/33 .................. 297 297,522
5.55% , 03/15/36 .................. 397 396,699
ServiceNow, Inc., 5.40%, 05/15/36 ....... 85 84,956
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f) (i)
....... 3,500 3,458,939
Synopsys, Inc.
4.65% , 04/01/28 .................. 182 182,196
4.85% , 04/01/30 .................. 100 100,167
5.00% , 04/01/32 .................. 259 259,454
5.15% , 04/01/35 .................. 134 133,234
TeamSystem SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.70% , 07/31/31
(a)
............... EUR 718 813,196
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.45% , 07/01/32
(a)
............... 214 240,235
6.50% , 07/01/32 .................. 804 917,199
UKG, Inc., 6.88%, 02/01/31
(b)
........... USD 1,066 1,035,597
VMware LLC, 2.20%, 08/15/31 .......... 2,499 2,200,785
62,475,916
Specialized REITs — 0.1%
American Tower Corp.
2.70% , 04/15/31 .................. 100 90,991
5.55% , 07/15/33 .................. 1,090 1,118,222
Crown Castle, Inc.
4.80% , 09/01/28 .................. 41 41,120
5.60% , 06/01/29 .................. 201 205,475
3.10% , 11/15/29 .................. 404 383,013
2.50% , 07/15/31 .................. 157 139,496
5.10% , 05/01/33 .................. 259 256,860
CubeSmart LP
2.50% , 02/15/32 .................. 100 88,107
5.13% , 11/01/35 .................. 100 98,943
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (m)
. 89 95,363
Equinix, Inc.
3.20% , 11/18/29 .................. 123 117,138
2.50% , 05/15/31 .................. 232 207,876
Extra Space Storage LP
2.55% , 06/01/31 .................. 244 218,751
4.95% , 01/15/33 .................. 424 419,674
Iron Mountain, Inc.
5.63% , 07/15/32
(b)
................. 2,003 1,979,821
6.25% , 01/15/33
(b)
................. 174 175,823
4.75% , 01/15/34
(b)
................. EUR 900 1,021,507
4.75% , 01/15/34
(c)
................. 1,925 2,184,889
6.25% , 01/15/35
(b)
................. USD 2,564 2,573,994
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 .................. 1,129 1,144,298
6.25% , 09/15/32 .................. 2,365 2,385,580
Public Storage Operating Co.
1.85% , 05/01/28 .................. 221 211,001
2.30% , 05/01/31 .................. 228 204,741
2.25% , 11/09/31 .................. 125 110,800
5.00% , 07/01/35 .................. 100 99,627
Weyerhaeuser Co.
4.00% , 04/15/30 .................. 100 97,259
3.38% , 03/09/33 .................. 124 112,223
15,782,592
Security
Par (000)
Par (000) Value
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
. USD 258 $ 264,537
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 123 121,759
4.75% , 03/01/30 .................. 89 86,529
AutoNation, Inc.
4.45% , 01/15/29 .................. 215 212,954
4.75% , 06/01/30 .................. 60 59,587
AutoZone, Inc.
3.75% , 04/18/29 .................. 100 97,729
1.65% , 01/15/31 .................. 178 155,270
4.75% , 02/01/33 .................. 172 169,322
5.40% , 07/15/34 .................. 100 101,688
Carvana Co.
(b)(j)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 2,153 2,226,306
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 4,110 4,536,352
CD&R Firefly Bidco plc
8.63% , 04/30/29
(c)
................. GBP 2,680 3,652,866
Cesar SpA
(c)
6.50% , 09/30/31 .................. EUR 609 711,847
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.54% , 09/30/31
(a)
............... 686 793,823
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
USD 221 231,660
Dufry One BV, 4.63%, 06/11/33
(c)
........ EUR 1,110 1,278,028
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
USD 200 207,000
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.15% , 02/01/30
(a)
............... EUR 396 455,373
6.75% , 02/01/30 .................. 1,269 1,483,500
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. USD 144 145,807
Home Depot, Inc. (The)
2.95% , 06/15/29 .................. 546 524,318
4.75% , 06/25/29 .................. 223 225,207
1.38% , 03/15/31 .................. 576 498,996
4.50% , 09/15/32 .................. 100 99,446
4.95% , 06/25/34 .................. 266 266,892
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
212 209,932
Kiko SpA, (3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.45%, 01/15/32
(a) (c)
.......... EUR 783 902,456
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. USD 467 454,683
8.25% , 08/01/31 .................. 670 698,095
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
...... 317 313,087
Lowe's Cos., Inc.
4.00% , 10/15/28 .................. 297 293,295
3.65% , 04/05/29 .................. 215 209,981
4.25% , 03/15/31 .................. 203 198,883
2.63% , 04/01/31 .................. 448 408,064
5.00% , 04/15/33 .................. 136 136,537
5.15% , 07/01/33 .................. 239 241,407
4.85% , 10/15/35 .................. 56 54,622
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
. 1,320 1,307,453
O'Reilly Automotive, Inc.
4.35% , 06/01/28 .................. 194 193,234
1.75% , 03/15/31 .................. 92 80,440
5.00% , 08/19/34 .................. 173 171,181
Staples, Inc., 10.75%, 09/01/29
(b)
........ 199 189,836
TJX Cos., Inc. (The), 1.15%, 05/15/28 ..... 134 126,493
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
..................... 6,611 6,702,833
31,499,308

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc., 4.75%, 05/12/35 ........... USD 1,068 $ 1,071,792
Dell International LLC
4.75% , 04/01/28 .................. 146 146,412
4.15% , 02/15/29 .................. 100 98,839
5.30% , 10/01/29 .................. 100 101,672
4.50% , 02/15/31 .................. 162 159,751
4.75% , 10/06/32 .................. 452 446,663
5.50% , 04/01/35 .................. 314 320,131
Hewlett Packard Enterprise Co.
5.25% , 07/01/28 .................. 349 353,213
4.60% , 03/23/29 .................. 100 99,843
4.40% , 10/15/30 .................. 196 192,409
5.25% , 04/01/33 .................. 59 59,183
5.00% , 10/15/34 .................. 259 253,747
NetApp, Inc., 5.70%, 03/17/35 .......... 100 102,303
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 .................. 241 252,003
5.88% , 07/15/30 .................. 208 210,818
8.50% , 07/15/31 .................. 926 967,651
5.75% , 12/01/34 .................. 147 149,130
4,985,560
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(b)
................. EUR 686 798,005
5.25% , 07/15/32
(c)
................. 777 903,862
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (j)
................... USD 2,348 2,548,720
Birkenstock Group BV & Co. KG, 4.50%,
06/15/33
(c)
..................... EUR 547 631,208
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. USD 745 722,837
4.13% , 08/15/31 .................. 280 261,625
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (l) (m)
.................. EUR 1,300 1,067,500
Levi Strauss & Co., 4.00%, 08/15/30
(b)
..... 190 218,130
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.95% , 07/01/29
(a) (c)
.............. 1,838 2,125,973
VF Corp.
4.25% , 03/07/29 .................. 896 1,031,116
0.63% , 02/25/32 .................. 453 423,967
10,732,943
Tobacco — 0.2%
Altria Group, Inc.
6.20% , 11/01/28 .................. USD 100 103,459
4.50% , 08/06/30 .................. 115 114,122
2.45% , 02/04/32 .................. 3,909 3,439,112
6.88% , 11/01/33 .................. 700 774,871
5.25% , 08/06/35 .................. 58 58,017
BAT Capital Corp.
2.26% , 03/25/28 .................. 538 517,633
3.46% , 09/06/29 .................. 419 404,249
4.91% , 04/02/30 .................. 195 195,963
6.34% , 08/02/30 .................. 216 228,332
5.83% , 02/20/31 .................. 475 494,794
6.42% , 08/02/33 .................. 995 1,075,556
6.00% , 02/20/34 .................. 439 462,883
BAT International Finance plc, 5.93%, 02/02/29 1,200 1,236,846
Philip Morris International, Inc.
5.25% , 09/07/28 .................. 467 474,181
4.13% , 04/27/29 .................. 100 98,937
4.63% , 11/01/29 .................. 100 100,160
5.63% , 11/17/29 .................. 100 103,045
4.38% , 04/30/30 .................. 1,628 1,611,585
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.75% , 11/01/31 .................. USD 2,916 $ 2,925,518
4.25% , 10/29/32 .................. 458 444,144
5.63% , 09/07/33 .................. 563 585,351
4.88% , 04/30/35 .................. 307 302,513
4.88% , 04/29/36 .................. 3,840 3,759,275
Reynolds American, Inc., 5.70%, 08/15/35 ... 125 128,791
19,639,337
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC, 4.80%, 10/24/30
(b)
4,045 4,005,217
EquipmentShare.com, Inc., 7.13%, 07/01/34
(b)
528 518,780
FTAI Aviation Investors LLC
(b)
5.50% , 05/01/28 .................. 570 568,630
7.88% , 12/01/30 .................. 265 276,887
7.00% , 05/01/31 .................. 3,482 3,606,474
7.00% , 06/15/32 .................. 3,377 3,487,614
5.88% , 04/15/33 .................. 2,416 2,413,636
Herc Holdings, Inc.
(b)
7.00% , 06/15/30 .................. 126 130,482
5.75% , 03/15/31 .................. 269 268,660
7.25% , 06/15/33 .................. 2,487 2,592,839
6.00% , 03/15/34 .................. 518 514,558
QXO Building Products, Inc.
(b)
6.50% , 07/15/31 .................. 1,892 1,928,272
6.75% , 04/30/32 .................. 2,611 2,696,063
6.88% , 07/15/34 .................. 2,279 2,339,566
Sumisho Air Lease Corp.
5.85% , 12/15/27 .................. 765 777,283
3.25% , 10/01/29 .................. 100 95,118
5.20% , 07/15/31 .................. 132 132,644
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 1,242 1,262,255
5.38% , 11/15/33 .................. 1,468 1,445,851
WESCO Distribution, Inc.
(b)
5.25% , 04/15/31 .................. 363 359,275
5.50% , 04/15/34 .................. 532 526,271
29,946,375
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
..................... 618 636,733
Water Utilities — 0.0%
American Water Capital Corp.
2.30% , 06/01/31 .................. 143 127,749
4.45% , 06/01/32 .................. 100 98,250
5.15% , 03/01/34 .................. 100 101,213
5.20% , 04/01/36 .................. 100 99,951
427,163
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.63%, 04/22/29 .. 1,257 1,220,629
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
..................... 727 689,741
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 428 450,360
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
..................... 3,564 3,673,148
Maya SAS
7.00% , 10/15/28
(b)
................. 369 370,583
6.88% , 04/15/31
(c)
................. EUR 689 828,356
8.50% , 04/15/31
(b)
................. USD 476 504,291
Rogers Communications, Inc., 5.30%, 02/15/34 321 318,210
SoftBank Group Corp.
(c)
5.00% , 04/15/28 .................. EUR 247 285,714
5.38% , 01/08/29 .................. 1,327 1,539,408
5.25% , 10/10/29 .................. 613 703,963
6.38% , 04/22/30 .................. 867 1,015,212

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
5.88% , 07/10/31 .................. EUR 1,107 $ 1,268,879
7.00% , 04/22/32 .................. 535 637,181
5.75% , 07/08/32 .................. 1,990 2,259,877
6.38% , 07/10/33 .................. 889 1,018,865
7.38% , 04/22/34 .................. 1,452 1,728,855
TDC Brands A/S, 8.00%, 04/30/31
(c)
...... 1,133 1,312,109
Telefonica Europe BV, 8.25%, 09/15/30 .... USD 100 112,269
T-Mobile USA, Inc.
4.80% , 07/15/28 .................. 855 858,359
4.20% , 10/01/29 .................. 631 623,225
3.88% , 04/15/30 .................. 576 558,130
2.55% , 02/15/31 .................. 314 284,910
3.50% , 04/15/31 .................. 100 94,366
4.63% , 01/15/33 .................. 324 316,656
5.05% , 07/15/33 .................. 300 299,489
6.70% , 12/15/33 .................. 643 702,628
4.95% , 11/15/35 .................. 298 291,520
5.00% , 02/15/36 .................. 100 97,822
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 500 625,623
4.25% , 01/31/31
(b)
................. USD 1,614 1,327,277
4.50% , 07/15/31
(c)
................. GBP 2,631 2,863,116
4.75% , 07/15/31
(b)
................. USD 400 328,662
5.63% , 04/15/32
(c)
................. EUR 1,201 1,207,722
5.63% , 04/15/32
(c)
................. 100 100,560
6.75% , 01/15/33
(b)
................. USD 1,309 1,108,286
Vodafone Group plc
4.80% , 06/18/31 .................. 125 124,114
5.35% , 06/18/36 .................. 90 89,241
6.10% , 06/18/56 .................. 139 136,534
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (m)
.......... 525 458,496
WOM Mobile SA, 11.75%, (11.75% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
.......... 37 37,761
Zegona Finance plc
(c)
6.75% , 07/15/29 .................. EUR 2,492 2,947,542
4.25% , 01/15/32 .................. 1,062 1,218,085
36,637,774
Total Corporate Bonds — 20 .8%
(Cost: $ 2,212,403,512 ) ............................ 2,189,376,908
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
Barclays Bank plc ( AAR Corp. ) ,
19.04% , 08/17/26 ................. 5 1,058,200
Barclays Bank plc ( Safran SA ) ,
18.32% , 08/07/26 ................. 12 4,171,868
BNP Paribas SA ( Rolls-Royce Holdings plc ) ,
28.73% , 08/14/26 ................. GBP 264 4,654,518
Mizuho Markets Cayman LP ( Boeing Co. (The) ) ,
23.45% , 07/23/26 ................. USD 40 8,745,768
Mizuho Markets Cayman LP ( L3Harris
Technologies, Inc. ) , 17.87% , 07/07/26 .... 7 1,983,033
Morgan Stanley & Co. LLC ( Lockheed Martin
Corp. ) , 21.72% , 08/24/26 ............ 3 1,472,030
UBS AG ( Rolls-Royce Holdings plc ) ,
26.94% , 08/07/26 ................. GBP 264 4,686,628
26,772,045
Air Freight & Logistics — 0.1%
Royal Bank of Canada ( FedEx Corp. ) ,
24.40% , 08/06/26
(b) (c)
............... USD 24 7,626,440
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(b)(c)
Barclays Bank plc ( Autoliv, Inc. ) , 7.30% , 08/14/26 EUR 12 $ 5,398,132
Citigroup, Inc. ( Autoliv, Inc. ) , 10.52% , 08/07/26 12 5,481,689
Mizuho Markets Cayman LP ( Aptiv plc ) ,
25.36% , 07/20/26 ................. USD 36 2,199,819
13,079,640
Automobiles — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Tesla, Inc. ) ,
18.03% , 07/14/26 ................. 2 789,490
BMO Capital Markets Corp. ( Toyota Motor
Corp. ) , 16.35% , 07/29/26 ............ 21 3,557,232
Royal Bank of Canada ( Toyota Motor Corp. ) ,
16.84% , 07/22/26 ................. 21 3,554,216
Societe Generale SA ( Tesla, Inc. ) ,
19.64% , 07/06/26 ................. 2 741,365
8,642,303
Banks — 0.9%
(b)(c)
Barclays Bank plc ( Mitsubishi UFJ Financial
Group, Inc. ) , 20.13% , 07/22/26 ........ 183 3,652,748
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
22.38% , 08/05/26 ................. 70 9,788,189
BMO Capital Markets Corp. (Sumitomo Mitsui
Financial Group, Inc.)
18.78% , 07/29/26 ................. 120 2,803,836
18.45% , 08/05/26 ................. 117 2,782,026
17.69% , 08/12/26 ................. 120 2,835,632
BNP Paribas SA ( Bank of America Corp. ) ,
18.72% , 07/14/26 ................. 59 3,145,474
BNP Paribas SA ( HSBC Holdings plc ) ,
15.70% , 07/15/26 ................. 71 6,603,950
BNP Paribas SA ( Mitsubishi UFJ Financial
Group, Inc. ) , 15.22% , 07/15/26 ........ 182 3,618,889
Canadian Imperial Bank of Commerce ( First
Citizens BancShares, Inc. ) , 16.85% , 07/09/26 3 6,466,397
Canadian Imperial Bank of Commerce
( Mitsubishi UFJ Financial Group, Inc. ) ,
16.55% , 07/24/26
(a)
................ 182 3,589,446
JPMorgan Structured Products BV ( Bank of
America Corp. ) , 17.82% , 07/06/26 ...... 61 3,272,454
Mizuho Markets Cayman LP ( Citizens Financial
Group, Inc. ) , 25.07% , 07/23/26 ........ 44 2,896,967
Nomura Holdings, Inc. ( HSBC Holdings plc ) ,
12.15% , 07/22/26 ................. 71 6,802,372
Royal Bank of Canada (Banco Santander SA)
15.72% , 07/15/26 ................. 443 5,897,010
18.39% , 07/29/26 ................. 459 6,080,430
Royal Bank of Canada ( HSBC Holdings plc ) ,
12.47% , 08/04/26 ................. 71 6,778,478
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 13.35% , 07/31/26 ........ 157 3,151,696
Societe Generale SA (Citigroup, Inc.)
13.86% , 07/01/26 ................. 68 9,263,137
19.58% , 08/19/26 ................. 71 10,085,602
99,514,733
Beverages — 0.1%
(b)(c)
Barclays Bank plc ( PepsiCo, Inc. ) ,
25.34% , 07/13/26 ................. 13 1,790,602
BNP Paribas SA ( Keurig Dr Pepper, Inc. ) ,
20.66% , 08/20/26 ................. 120 3,824,804
5,615,406

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.0%
(b)(c)
HSBC Bank plc ( Vertex Pharmaceuticals, Inc. ) ,
12.96% , 07/14/26 ................. USD 2 $ 1,069,118
Societe Generale SA ( Vertex Pharmaceuticals,
Inc. ) , 15.94% , 07/21/26 .............. 2 1,018,914
2,088,032
Broadline Retail — 0.4%
(b)(c)
Citigroup, Inc. ( Amazon.com, Inc. ) ,
16.60% , 07/09/26 ................. 45 10,848,341
JPMorgan Structured Products BV ( Amazon.
com, Inc. ) , 17.73% , 07/21/26 .......... 36 8,614,922
Royal Bank of Canada ( Amazon.com, Inc. ) ,
14.66% , 07/28/26 ................. 36 8,754,396
Societe Generale SA ( Amazon.com, Inc. ) ,
21.44% , 08/11/26 ................. 37 8,838,973
37,056,632
Building Products — 0.0%
Societe Generale SA ( Fortune Brands
Innovations, Inc. ) , 41.22% , 07/27/26
(b) (c)
... 81 3,597,510
Capital Markets — 0.6%
(b)(c)
Barclays Bank plc ( Carlyle Group, Inc. (The) ) ,
27.75% , 08/25/26 ................. 40 1,691,284
Barclays Bank plc (Moelis & Co.)
19.55% , 08/07/26 ................. EUR 8 4,382,796
18.02% , 08/14/26 ................. 8 4,260,128
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 19.42% , 07/29/26 .............. USD 13 2,035,793
BMO Capital Markets Corp. ( MSCI, Inc. ) ,
14.91% , 08/11/26 ................. 5 3,118,680
BMO Capital Markets Corp. ( State Street Corp. ) ,
15.25% , 07/14/26 ................. 53 8,588,308
Mizuho Markets Cayman LP ( Raymond James
Financial, Inc. ) , 17.27% , 08/05/26 ....... 13 1,992,669
Mizuho Markets Cayman LP ( UBS Group AG ) ,
18.17% , 08/05/26 ................. 99 4,912,399
Morgan Stanley & Co. LLC ( Charles Schwab
Corp. (The) ) , 31.77% , 08/06/26 ........ 83 7,510,760
Morgan Stanley & Co. LLC ( MSCI, Inc. ) ,
17.32% , 07/28/26 ................. 6 3,558,447
Nomura Holdings, Inc. ( Intercontinental
Exchange, Inc. ) , 18.06% , 07/30/26 ...... 40 5,031,615
Royal Bank of Canada ( State Street Corp. ) ,
18.77% , 07/22/26 ................. 53 8,639,446
Societe Generale SA ( UBS Group AG ) ,
15.08% , 07/29/26 ................. 100 4,882,256
60,604,581
Chemicals — 0.3%
(b)(c)
Barclays Bank plc ( PPG Industries, Inc. ) ,
34.58% , 07/13/26 ................. 41 4,462,120
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
19.66% , 08/05/26 ................. 9 2,596,344
BNP Paribas SA (Linde plc)
14.56% , 07/15/26 ................. 15 7,856,902
13.61% , 07/22/26 ................. 15 7,935,752
JPMorgan Structured Products BV ( Ecolab, Inc. ) ,
13.62% , 07/08/26 ................. 6 1,701,053
Royal Bank of Canada ( Air Products &
Chemicals, Inc. ) , 26.16% , 07/20/26 ...... 8 2,356,868
26,909,039
Commercial Services & Supplies — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Cintas Corp. ) ,
22.14% , 08/12/26 ................. 6 1,032,956
BMO Capital Markets Corp. ( Rollins, Inc. ) ,
12.82% , 07/08/26 ................. 124 5,187,364
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
BNP Paribas SA ( Rentokil Initial plc ) ,
22.84% , 07/02/26 ................. GBP 761 $ 4,311,066
Mizuho Markets Cayman LP ( Cintas Corp. ) ,
22.57% , 08/05/26 ................. USD 6 1,054,157
Societe Generale SA ( Rollins, Inc. ) ,
19.17% , 07/24/26 ................. 138 5,842,512
17,428,055
Communications Equipment — 0.1%
(b)(c)
Barclays Bank plc (Arista Networks, Inc.)
26.03% , 07/22/26 ................. 7 1,191,057
41.10% , 07/31/26 ................. 8 1,410,905
BMO Capital Markets Corp. ( Cisco Systems,
Inc. ) , 24.06% , 08/11/26 .............. 22 2,608,815
Morgan Stanley & Co. LLC ( Cisco Systems,
Inc. ) , 28.43% , 08/04/26 .............. 22 2,614,493
7,825,270
Construction & Engineering — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Quanta Services,
Inc. ) , 30.60% , 08/12/26 .............. 2 1,673,155
Morgan Stanley & Co. LLC ( Quanta Services,
Inc. ) , 35.72% , 08/05/26 .............. 2 1,633,936
3,307,091
Consumer Finance — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Capital One
Financial Corp. ) , 23.83% , 08/05/26 ...... 52 10,228,370
JPMorgan Structured Products BV ( Capital One
Financial Corp. ) , 19.72% , 07/07/26 ...... 8 1,482,756
Societe Generale SA ( Capital One Financial
Corp. ) , 21.75% , 07/17/26 ............ 48 9,341,093
21,052,219
Consumer Staples Distribution & Retail — 0.5%
(b)(c)
Barclays Bank plc ( Dollar General Corp. ) ,
36.02% , 07/13/26 ................. 33 3,768,452
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 11.85% , 07/08/26 ............ 10 9,577,517
BNP Paribas SA (Walmart, Inc.)
13.07% , 07/17/26 ................. 67 7,616,838
14.78% , 08/18/26 ................. 74 8,477,016
Nomura Holdings, Inc. ( Costco Wholesale
Corp. ) , 12.64% , 08/18/26 ............ 9 8,530,533
Societe Generale SA ( Costco Wholesale Corp. ) ,
12.62% , 07/01/26 ................. 11 10,051,695
Societe Generale SA ( Walmart, Inc. ) ,
16.47% , 07/06/26 ................. 66 7,491,519
55,513,570
Containers & Packaging — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Packaging Corp. of
America ) , 30.52% , 08/05/26 .......... 10 2,459,331
BNP Paribas SA ( Packaging Corp. of America ) ,
22.17% , 08/12/26 ................. 10 2,451,164
Canadian Imperial Bank of Commerce ( Avery
Dennison Corp. ) , 18.72% , 08/18/26
(a)
.... 24 3,948,098
JPMorgan Structured Products BV ( Crown
Holdings, Inc. ) , 17.37% , 07/07/26 ....... 50 5,213,904
Morgan Stanley & Co. LLC ( Avery Dennison
Corp. ) , 20.07% , 07/22/26 ............ 22 3,511,167
Societe Generale SA ( Avery Dennison Corp. ) ,
19.19% , 07/01/26 ................. 22 3,553,582
21,137,246

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(b)(c)
Barclays Bank plc ( Genuine Parts Co. ) ,
23.06% , 07/28/26 ................. USD 18 $ 1,885,671
BNP Paribas SA ( Genuine Parts Co. ) ,
26.16% , 07/21/26 ................. 18 1,859,841
3,745,512
Diversified Telecommunication Services — 0.2%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 23.93% , 08/21/26 .............. 162 6,938,278
Morgan Stanley & Co. LLC ( Verizon
Communications, Inc. ) , 27.97% , 08/13/26 . 34 1,455,211
Societe Generale SA ( Comcast Corp. ) ,
23.40% , 07/23/26 ................. 79 1,931,289
Societe Generale SA ( Verizon Communications,
Inc. ) , 32.35% , 07/29/26 .............. 158 6,737,665
17,062,443
Electric Utilities — 0.4%
(b)(c)
Barclays Bank plc ( Iberdrola SA ) ,
21.40% , 08/14/26 ................. EUR 185 4,357,102
BMO Capital Markets Corp. ( Duke Energy
Corp. ) , 11.30% , 07/24/26 ............ USD 81 10,098,610
BMO Capital Markets Corp. ( FirstEnergy Corp. ) ,
13.56% , 07/10/26 ................. 23 1,054,823
Nomura Holdings, Inc. ( American Electric Power
Co., Inc. ) , 19.27% , 08/13/26 .......... 35 4,593,196
Nomura Holdings, Inc. ( Duke Energy Corp. ) ,
9.33% , 08/11/26 .................. 79 9,953,858
Royal Bank of Canada ( Iberdrola SA ) ,
23.56% , 08/07/26 ................. EUR 208 4,733,001
Societe Generale SA ( Evergy, Inc. ) ,
14.46% , 07/27/26 ................. USD 74 6,237,222
Societe Generale SA ( FirstEnergy Corp. ) ,
16.90% , 07/01/26 ................. 24 1,112,382
42,140,194
Electrical Equipment — 0.2%
(b)(c)
Barclays Bank plc ( ABB Ltd. ) , 15.93% , 08/07/26 CHF 51 5,437,211
Barclays Bank plc ( AMETEK, Inc. ) ,
16.75% , 07/24/26 ................. USD 15 3,589,596
BMO Capital Markets Corp. ( GE Vernova, Inc. ) ,
26.00% , 07/10/26 ................. 2 2,381,163
BNP Paribas SA ( ABB Ltd. ) , 15.32% , 08/14/26 CHF 52 5,513,392
BNP Paribas SA ( AMETEK, Inc. ) ,
19.48% , 08/12/26 ................. USD 15 3,629,949
BNP Paribas SA ( GE Vernova, Inc. ) ,
28.21% , 07/17/26 ................. 2 2,280,880
22,832,191
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Mizuho Markets Cayman LP ( CDW Corp. ) ,
26.72% , 07/20/26 ................. 40 4,963,943
Royal Bank of Canada ( Amphenol Corp. ) ,
25.79% , 07/06/26 ................. 10 1,365,666
Royal Bank of Canada ( Corning, Inc. ) ,
44.19% , 07/22/26 ................. 6 1,338,183
Societe Generale SA ( Amphenol Corp. ) ,
26.69% , 07/21/26 ................. 9 1,378,971
Societe Generale SA (Corning, Inc.)
44.26% , 07/30/26 ................. 10 1,963,086
41.97% , 08/18/26 ................. 6 1,348,365
12,358,214
Energy Equipment & Services — 0.2%
(b)(c)
Barclays Bank plc ( Baker Hughes Co. ) ,
26.24% , 08/04/26 ................. 153 8,742,907
BMO Capital Markets Corp. ( SLB Ltd. ) ,
22.37% , 07/14/26 ................. 65 3,029,987
BNP Paribas SA ( SLB Ltd. ) , 20.68% , 07/17/26 64 3,033,834
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
UBS AG ( Baker Hughes Co. ) , 21.50% , 08/12/26 USD 161 $ 8,988,621
23,795,349
Entertainment — 0.1%
Royal Bank of Canada ( Walt Disney Co. (The) ) ,
21.56% , 08/24/26
(b) (c)
............... 56 5,496,094
Financial Services — 0.2%
(b)(c)
Barclays Bank plc (Berkshire Hathaway, Inc.)
6.64% , 08/04/26 .................. 6 3,089,005
6.41% , 08/12/26 .................. 6 3,087,850
BMO Capital Markets Corp. ( Mastercard, Inc. ) ,
12.06% , 07/10/26 ................. 6 2,962,959
Nomura Holdings, Inc. (Mastercard, Inc.)
16.15% , 07/01/26 ................. 6 3,077,727
15.89% , 08/19/26 ................. 6 3,081,793
Nomura Holdings, Inc. (Visa, Inc.)
13.27% , 07/15/26 ................. 12 4,098,980
11.94% , 07/22/26 ................. 12 4,080,163
23,478,477
Food Products — 0.2%
(b)(c)
Barclays Bank plc ( Nestle SA ) , 10.75% , 08/14/26 CHF 79 8,006,215
Royal Bank of Canada ( Nestle SA ) ,
11.82% , 08/07/26 ................. 85 8,364,291
16,370,506
Ground Transportation — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Uber Technologies,
Inc. ) , 20.84% , 07/24/26 .............. USD 15 1,078,143
BNP Paribas SA ( Uber Technologies, Inc. ) ,
26.39% , 07/31/26 ................. 16 1,137,213
Mizuho Markets Cayman LP ( CSX Corp. ) ,
30.21% , 07/16/26 ................. 25 1,154,074
Royal Bank of Canada ( Union Pacific Corp. ) ,
18.36% , 07/30/26 ................. 3 762,533
4,131,963
Health Care Equipment & Supplies — 0.1%
(b)(c)
BMO Capital Markets Corp. ( GE HealthCare
Technologies, Inc. ) , 14.56% , 07/10/26 .... 17 1,109,909
BNP Paribas SA ( Baxter International, Inc. ) ,
27.80% , 08/13/26 ................. 267 5,574,539
Morgan Stanley & Co. LLC ( Medtronic plc ) ,
21.07% , 08/20/26 ................. 59 4,697,780
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 20.18% , 07/17/26 .... 17 1,094,421
12,476,649
Health Care Providers & Services — 0.8%
(b)(c)
Barclays Bank plc (Cardinal Health, Inc.)
14.16% , 07/08/26 ................. 15 3,059,326
15.60% , 07/24/26 ................. 14 3,117,220
BMO Capital Markets Corp. (Cencora, Inc.)
15.47% , 07/08/26 ................. 25 6,792,022
18.11% , 08/04/26 ................. 35 9,776,061
BMO Capital Markets Corp. ( HCA Healthcare,
Inc. ) , 15.20% , 07/08/26 .............. 15 5,871,291
BMO Capital Markets Corp. ( McKesson Corp. ) ,
13.58% , 07/10/26 ................. 8 5,753,596
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 16.32% , 07/10/26 ....... 21 3,094,175
BNP Paribas SA ( Cardinal Health, Inc. ) ,
16.87% , 07/16/26 ................. 20 4,292,409
BNP Paribas SA ( CVS Health Corp. ) ,
22.31% , 08/20/26 ................. 115 11,879,393
Canadian Imperial Bank of Commerce
( UnitedHealth Group, Inc. ) , 20.50% , 07/09/26 14 5,527,031

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Morgan Stanley & Co. LLC ( Universal Health
Services, Inc. ) , 19.75% , 07/28/26 ....... USD 21 $ 3,076,671
Nomura Holdings, Inc. ( HCA Healthcare, Inc. ) ,
17.40% , 07/15/26 ................. 14 5,686,773
Nomura Holdings, Inc. ( McKesson Corp. ) ,
17.10% , 07/06/26 ................. 8 5,833,882
Nomura Holdings, Inc. ( UnitedHealth Group,
Inc. ) , 21.53% , 07/15/26 .............. 21 8,694,143
82,453,993
Health Care REITs — 0.0%
Societe Generale SA ( Healthcare Realty Trust,
Inc. ) , 15.22% , 07/30/26
(b) (c)
........... 109 2,211,132
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Domino's Pizza,
Inc. ) , 25.78% , 08/04/26 .............. 6 1,941,026
Morgan Stanley & Co. LLC ( Domino's Pizza,
Inc. ) , 25.56% , 07/28/26 .............. 6 1,956,824
Nomura Holdings, Inc. ( Restaurant Brands
International, Inc. ) , 19.56% , 07/07/26 .... 46 3,311,467
7,209,317
Household Products — 0.1%
(b)(c)
Citigroup, Inc. (Energizer Holdings, Inc.)
22.66% , 08/07/26 ................. EUR 24 4,440,688
26.98% , 08/14/26 ................. 24 4,241,720
Nomura Holdings, Inc. ( Procter & Gamble Co.
(The) ) , 13.93% , 07/07/26 ............ USD 12 1,802,408
10,484,816
Industrial Conglomerates — 0.1%
(b)(c)
BNP Paribas SA ( Siemens AG ) ,
16.06% , 08/14/26 ................. EUR 24 7,582,460
UBS AG ( Siemens AG ) , 13.77% , 08/07/26 ... 24 7,760,166
15,342,626
Industrial REITs — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Rexford Industrial
Realty, Inc. ) , 33.83% , 07/30/26 ........ USD 72 2,451,405
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
25.54% , 08/24/26 ................. 51 1,990,225
4,441,630
Insurance — 0.2%
(b)(c)
BMO Capital Markets Corp. (Hartford Insurance
Group, Inc. (The))
12.77% , 07/08/26 ................. 55 7,328,127
11.39% , 08/11/26 .................. 71 9,331,840
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 21.29% , 08/06/26 .............. 45 2,113,220
Canadian Imperial Bank of Commerce ( Arthur J
Gallagher & Co. ) , 20.51% , 07/09/26 ..... 14 2,960,579
Goldman Sachs International ( Chubb Ltd. ) ,
12.79% , 07/16/26 ................. 5 1,646,815
Societe Generale SA ( Fidelity National Financial,
Inc. ) , 29.39% , 07/30/26 .............. 14 683,875
24,064,456
Interactive Media & Services — 0.9%
(b)(c)
Barclays Bank plc ( Meta Platforms, Inc. ) ,
20.78% , 08/18/26 ................. 17 9,369,661
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
17.42% , 07/08/26 ................. 38 13,665,472
BMO Capital Markets Corp. (Meta Platforms,
Inc.)
15.96% , 07/14/26 ................. 15 8,634,162
23.19% , 08/03/26 ................. 12 6,836,902
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
16.02% , 08/04/26 ................. 39 14,282,384
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.36% , 08/11/26 ................. USD 40 $ 14,324,279
Societe Generale SA (Alphabet, Inc.)
16.69% , 07/01/26 ................. 39 13,840,955
18.28% , 08/19/26 ................. 39 13,752,388
94,706,203
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Accenture plc ) ,
18.21% , 07/08/26 ................. 4 545,256
Canadian Imperial Bank of Commerce
( International Business Machines Corp. ) ,
28.35% , 08/19/26
(a)
................ 6 1,540,125
Citigroup, Inc. ( International Business Machines
Corp. ) , 29.54% , 08/11/26 ............ 6 1,555,406
Morgan Stanley & Co. LLC ( Accenture plc ) ,
22.36% , 07/21/26 ................. 4 557,168
Nomura Holdings, Inc. ( International Business
Machines Corp. ) , 20.83% , 07/01/26 ..... 7 1,619,041
5,816,996
Leisure Products — 0.0%
BNP Paribas SA ( Hasbro, Inc. ) ,
26.07% , 07/16/26
(b) (c)
............... 29 2,422,547
Life Sciences Tools & Services — 0.0%
Societe Generale SA ( Danaher Corp. ) ,
23.14% , 07/27/26
(b) (c)
............... 10 1,883,800
Machinery — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Nordson Corp. ) ,
19.14% , 07/10/26 ................. 15 4,387,394
Canadian Imperial Bank of Commerce
( PACCAR, Inc. ) , 24.60% , 08/03/26
(a)
..... 28 3,317,081
Royal Bank of Canada ( Caterpillar, Inc. ) ,
21.48% , 08/24/26 ................. 3 3,192,000
Royal Bank of Canada (Otis Worldwide Corp.)
14.69% , 07/01/26 ................. 65 4,763,456
16.37% , 07/10/26 ................. 67 4,797,715
Societe Generale SA ( Middleby Corp. (The) ) ,
29.09% , 07/13/26 ................. 11 1,628,942
Societe Generale SA (Nordson Corp.)
18.16% , 07/06/26 ................. 20 6,028,463
17.17% , 07/21/26 ................. 20 5,897,776
Societe Generale SA ( Otis Worldwide Corp. ) ,
20.31% , 08/19/26 ................. 114 8,307,994
42,320,821
Media — 0.1%
(b)(c)
Barclays Bank plc ( Charter Communications,
Inc. ) , 39.50% , 07/28/26 .............. 13 1,711,511
BMO Capital Markets Corp. ( Omnicom Group,
Inc. ) , 21.80% , 07/14/26 .............. 47 3,387,243
BNP Paribas SA ( Charter Communications, Inc. ) ,
31.42% , 07/21/26 ................. 12 1,772,002
Societe Generale SA ( Omnicom Group, Inc. ) ,
23.26% , 07/06/26 ................. 47 3,457,066
10,327,822
Metals & Mining — 0.2%
(b)(c)
Canadian Imperial Bank of Commerce ( BHP
Group Ltd. ) , 19.85% , 07/15/26 ......... 85 7,076,685
JPMorgan Structured Products BV ( BHP Group
Ltd. ) , 19.57% , 07/29/26 ............. 85 7,153,388
Mizuho Markets Cayman LP ( Barrick Mining
Corp. ) , 40.66% , 07/20/26 ............ 47 1,759,853
Morgan Stanley & Co. LLC ( Freeport-McMoRan,
Inc. ) , 23.49% , 07/30/26 .............. 36 2,281,294
18,271,220

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
(b)(c)
Societe Generale SA ( DTE Energy Co. ) ,
19.72% , 07/27/26 ................. USD 37 $ 5,577,539
UBS AG ( DTE Energy Co. ) , 10.38% , 08/07/26 EUR 121 3,337,657
8,915,196
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
Barclays Bank plc ( Chevron Corp. ) ,
22.93% , 08/27/26 ................. USD 52 8,636,096
BMO Capital Markets Corp. ( Chevron Corp. ) ,
23.69% , 07/02/26 ................. 31 5,078,979
BNP Paribas SA ( BP plc ) , 34.54% , 07/02/26 .. GBP 924 5,737,657
BNP Paribas SA ( EQT Corp. ) , 27.14% , 08/06/26 USD 57 2,962,024
BNP Paribas SA ( TotalEnergies SE ) ,
19.39% , 08/14/26 ................. EUR 60 4,763,625
Canadian Imperial Bank of Commerce ( Shell
plc ) , 19.70% , 07/17/26 .............. USD 95 7,451,898
Mizuho Markets Cayman LP ( Marathon
Petroleum Corp. ) , 22.92% , 07/23/26 ..... 7 1,703,846
Nomura Holdings, Inc. ( Exxon Mobil Corp. ) ,
18.60% , 07/15/26 ................. 38 5,258,223
Nomura Holdings, Inc. ( Shell plc ) ,
12.26% , 07/24/26 ................. 94 7,371,439
Royal Bank of Canada ( TotalEnergies SE ) ,
19.42% , 08/07/26 ................. EUR 65 5,183,422
Societe Generale SA ( Exxon Mobil Corp. ) ,
22.37% , 07/06/26 ................. USD 40 5,439,213
UBS AG ( Suncor Energy, Inc. ) , 16.34% , 08/07/26 EUR 18 5,793,895
65,380,317
Personal Care Products — 0.1%
Royal Bank of Canada (Unilever plc)
(b)(c)
12.22% , 07/17/26 ................. USD 70 4,175,134
11.62% , 07/24/26 ................. 70 4,135,435
8,310,569
Pharmaceuticals — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Novo Nordisk A/S ) ,
30.25% , 07/29/29 ................. 103 4,518,748
BNP Paribas SA ( Novartis AG ) , 9.98% , 07/15/26 61 9,444,387
Canadian Imperial Bank of Commerce ( Merck &
Co., Inc. ) , 21.92% , 07/09/26 .......... 64 7,691,154
Goldman Sachs International ( Johnson &
Johnson ) , 12.93% , 07/16/26 .......... 20 4,713,203
Morgan Stanley & Co. LLC ( AstraZeneca plc ) ,
14.37% , 07/14/26 ................. 49 9,333,971
Morgan Stanley & Co. LLC ( Novo Nordisk A/S ) ,
20.87% , 08/05/26 ................. 99 4,620,815
Nomura Holdings, Inc. ( AstraZeneca plc ) ,
14.03% , 07/22/26 ................. 50 9,423,284
Nomura Holdings, Inc. ( Novartis AG ) ,
12.24% , 08/04/26 ................. 61 9,388,410
59,133,972
Residential REITs — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Essex Property
Trust, Inc. ) , 22.73% , 07/28/26 ......... 29 8,442,702
Citigroup, Inc. ( Essex Property Trust, Inc. ) ,
18.52% , 08/11/26 ................. 19 5,568,133
Morgan Stanley & Co. LLC ( AvalonBay
Communities, Inc. ) , 25.50% , 07/20/26 .... 13 2,382,896
Royal Bank of Canada ( Essex Property Trust,
Inc. ) , 19.64% , 07/08/26 .............. 12 3,269,512
19,663,243
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 2.2%
(b)(c)
Barclays Bank plc ( Advanced Micro Devices,
Inc. ) , 37.55% , 07/08/26 .............. USD 12 $ 6,138,770
Barclays Bank plc ( Analog Devices, Inc. ) ,
29.55% , 08/12/26 ................. 4 1,429,705
Barclays Bank plc ( Broadcom, Inc. ) ,
24.14% , 07/17/26 ................. 23 8,886,022
Barclays Bank plc ( Intel Corp. ) ,
48.42% , 08/18/26 ................. 34 4,609,746
Barclays Bank plc ( KLA Corp. ) ,
29.22% , 08/04/26 ................. 1 2,418,311
Barclays Bank plc ( Lam Research Corp. ) ,
33.19% , 07/10/26 ................. 10 3,293,331
Barclays Bank plc ( NVIDIA Corp. ) ,
18.93% , 07/15/26 ................. 83 16,783,622
Barclays Bank plc ( QUALCOMM, Inc. ) ,
39.72% , 07/28/26 ................. 9 1,635,045
Barclays Bank plc ( Texas Instruments, Inc. ) ,
37.71% , 08/12/26 ................. 6 1,960,918
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
29.62% , 08/04/26 ................. 25 9,697,468
BMO Capital Markets Corp. ( Micron Technology,
Inc. ) , 53.94% , 07/10/26 .............. 9 7,753,512
BMO Capital Markets Corp. ( Texas Instruments,
Inc. ) , 27.58% , 07/24/26 .............. 7 2,126,037
BNP Paribas SA (ASML Holding NV)
22.73% , 07/14/26 ................. 6 10,379,146
27.48% , 07/21/26 ................. 6 11,049,843
BNP Paribas SA ( Micron Technology, Inc. ) ,
42.20% , 07/17/26 ................. 8 7,911,922
BNP Paribas SA ( NVIDIA Corp. ) ,
20.15% , 07/29/26 ................. 86 17,453,920
JPMorgan Structured Products BV ( Advanced
Micro Devices, Inc. ) , 31.11% , 07/29/26 ... 12 6,645,486
JPMorgan Structured Products BV ( Applied
Materials, Inc. ) , 30.11% , 07/06/26 ....... 6 3,013,057
JPMorgan Structured Products BV ( Broadcom,
Inc. ) , 26.50% , 07/10/26 .............. 23 8,839,151
JPMorgan Structured Products BV ( Intel Corp. ) ,
43.10% , 07/14/26 ................. 33 4,512,795
Mizuho Markets Cayman LP ( Applied Materials,
Inc. ) , 40.77% , 07/27/26 .............. 10 5,584,772
Morgan Stanley & Co. LLC ( Analog Devices,
Inc. ) , 31.53% , 07/29/26 .............. 4 1,421,635
Morgan Stanley & Co. LLC ( Applied Materials,
Inc. ) , 30.61% , 07/17/26 .............. 6 2,902,489
Morgan Stanley & Co. LLC ( Intel Corp. ) ,
22.20% , 08/03/26 ................. 34 4,697,784
Morgan Stanley & Co. LLC ( KLA Corp. ) ,
28.51% , 07/24/26 ................. 1 2,223,336
Morgan Stanley & Co. LLC ( Lam Research
Corp. ) , 33.35% , 07/21/26 ............ 9 3,304,116
Morgan Stanley & Co. LLC ( Texas Instruments,
Inc. ) , 24.78% , 08/27/26 .............. 28 8,249,190
Royal Bank of Canada (ASML Holding NV)
25.75% , 07/28/26 ................. 6 11,832,534
23.21% , 08/04/26 ................. 6 10,870,454
Royal Bank of Canada (NVIDIA Corp.)
18.78% , 07/22/26 ................. 87 17,607,065
19.66% , 08/13/26 ................. 7 1,415,335
Societe Generale SA ( Micron Technology, Inc. ) ,
57.33% , 07/30/26 ................. 2 2,281,660
Societe Generale SA ( NVIDIA Corp. ) ,
21.97% , 08/05/26 ................. 86 17,420,954

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Societe Generale SA ( Taiwan Semiconductor
Manufacturing Co. Ltd. ) , 29.68% , 07/20/26 USD 7 $ 3,324,486
229,673,617
Software — 0.9%
(b)(c)
Barclays Bank plc ( Intuit, Inc. ) , 24.54% , 08/18/26 3 668,406
Barclays Bank plc (Microsoft Corp.)
13.95% , 07/14/26 ................. 27 9,965,497
15.63% , 07/20/26 ................. 22 8,435,337
Barclays Bank plc ( Palantir Technologies, Inc. ) ,
26.62% , 07/14/26 ................. 15 1,728,842
Barclays Bank plc ( Roper Technologies, Inc. ) ,
10.74% , 08/14/26 ................. CHF 20 8,324,706
Barclays Bank plc ( Salesforce, Inc. ) ,
21.56% , 08/18/26 ................. USD 6 992,295
BMO Capital Markets Corp. ( Microsoft Corp. ) ,
20.39% , 08/11/26 ................. 26 9,886,549
BNP Paribas SA ( Microsoft Corp. ) ,
16.60% , 07/21/26 ................. 26 9,885,261
BNP Paribas SA ( Palantir Technologies, Inc. ) ,
26.69% , 07/21/26 ................. 15 1,775,176
Citigroup, Inc. ( Palo Alto Networks, Inc. ) ,
26.92% , 08/11/26 ................. 4 1,186,609
JPMorgan Structured Products BV ( Crowdstrike
Holdings, Inc. ) , 32.47% , 07/21/26 ....... 2 1,223,505
JPMorgan Structured Products BV ( ServiceNow,
Inc. ) , 24.99% , 08/11/26 .............. 6 580,308
Mizuho Markets Cayman LP ( AppLovin Corp. ) ,
24.42% , 07/29/26 ................. 2 803,059
Mizuho Markets Cayman LP ( Synopsys, Inc. ) ,
24.99% , 08/05/26 ................. 1 657,300
Mizuho Markets Cayman LP ( Workday, Inc. ) ,
43.57% , 07/07/26 ................. 15 1,825,731
Morgan Stanley & Co. LLC ( Adobe, Inc. ) ,
19.28% , 07/28/26 ................. 3 575,378
Morgan Stanley & Co. LLC ( AppLovin Corp. ) ,
40.01% , 07/22/26 ................. 2 933,562
Morgan Stanley & Co. LLC ( Crowdstrike
Holdings, Inc. ) , 34.44% , 07/28/26 ....... 2 1,229,784
Morgan Stanley & Co. LLC ( Palo Alto Networks,
Inc. ) , 19.57% , 07/01/26 .............. 6 1,145,950
Morgan Stanley & Co. LLC (SAP SE)
21.04% , 07/17/26 ................. 34 5,248,291
22.35% , 07/31/26 ................. 32 5,043,613
Morgan Stanley & Co. LLC ( ServiceNow, Inc. ) ,
20.23% , 07/24/26 ................. 6 651,301
Nomura Holdings, Inc. (Intuit, Inc.)
24.99% , 08/11/26 ................. 3 678,948
16.44% , 08/25/26 ................. 3 720,332
Nomura Holdings, Inc. ( Synopsys, Inc. ) ,
23.51% , 08/12/26 ................. 1 645,421
Royal Bank of Canada ( Adobe, Inc. ) ,
19.23% , 07/15/26 ................. 3 619,519
Royal Bank of Canada ( Microsoft Corp. ) ,
16.62% , 07/28/26 ................. 26 9,998,587
Royal Bank of Canada ( Roper Technologies,
Inc. ) , 10.68% , 08/07/26 .............. CHF 23 9,153,782
Royal Bank of Canada ( Salesforce, Inc. ) ,
23.82% , 07/24/26 ................. USD 6 1,009,427
Societe Generale SA ( Oracle Corp. ) ,
35.04% , 07/06/26 ................. 12 1,722,969
Societe Generale SA ( Palo Alto Networks, Inc. ) ,
33.22% , 08/19/26 ................. 4 1,214,594
98,530,039
Security
Par (000)
Par (000) Value
Specialty Retail — 0.5%
(b)(c)
Barclays Bank plc ( Home Depot, Inc. (The) ) ,
14.94% , 08/18/26 ................. USD 35 $ 12,353,487
JPMorgan Structured Products BV ( O'Reilly
Automotive, Inc. ) , 13.66% , 07/06/26 ..... 91 8,389,849
Morgan Stanley & Co. LLC ( AutoZone, Inc. ) ,
21.22% , 08/12/26 ................. 1 4,679,345
Nomura Holdings, Inc. ( Home Depot, Inc. (The) ) ,
17.82% , 07/13/26 ................. 13 4,289,421
Societe Generale SA ( AutoZone, Inc. ) ,
23.43% , 07/24/26 ................. 2 4,872,702
Societe Generale SA ( Home Depot, Inc. (The) ) ,
21.90% , 07/06/26 ................. 31 10,361,487
UBS AG ( O'Reilly Automotive, Inc. ) ,
15.20% , 08/18/26 ................. 91 8,239,765
53,186,056
Technology Hardware, Storage & Peripherals — 0.7%
(b)(c)
Barclays Bank plc ( Apple, Inc. ) ,
15.38% , 07/08/26 ................. 53 15,353,924
Barclays Bank plc ( Western Digital Corp. ) ,
52.21% , 08/18/26 ................. 2 1,423,934
BMO Capital Markets Corp. ( Hewlett Packard
Enterprise Co. ) , 25.64% , 08/03/26 ...... 106 4,838,985
Citigroup, Inc. ( Western Digital Corp. ) ,
48.10% , 07/01/26 ................. 3 1,366,568
JPMorgan Structured Products BV ( Seagate
Technology Holdings plc ) , 39.72% , 07/24/26 2 1,552,246
Royal Bank of Canada ( Apple, Inc. ) ,
15.12% , 08/12/26 ................. 47 13,741,014
Royal Bank of Canada ( Seagate Technology
Holdings plc ) , 39.58% , 07/17/26 ........ 2 1,470,401
Societe Generale SA (Apple, Inc.)
12.69% , 07/01/26 ................. 53 15,039,894
14.26% , 08/19/26 ................. 49 13,699,326
Societe Generale SA ( Seagate Technology
Holdings plc ) , 48.63% , 08/04/26 ........ 8 7,783,647
Societe Generale SA ( Western Digital Corp. ) ,
46.64% , 08/25/26 ................. 2 1,270,513
77,540,452
Tobacco — 0.1%
Barclays Bank plc ( British American Tobacco
plc ) , 18.40% , 08/17/26
(b) (c)
............ GBP 149 8,896,108
Trading Companies & Distributors — 0.3%
(b)(c)
Mizuho Markets Cayman LP ( WESCO
International, Inc. ) , 27.37% , 08/13/26 .... USD 23 8,085,879
Royal Bank of Canada ( Fastenal Co. ) ,
13.81% , 07/08/26 ................. 162 7,430,564
Societe Generale SA (Fastenal Co.)
14.30% , 07/01/26 ................. 161 7,605,310
21.88% , 08/19/26 ................. 157 7,424,783
30,546,536
Total Equity-Linked Notes — 15 .1%
(Cost: $ 1,597,260,687 ) ............................ 1,583,390,888
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, Delayed Draw
1st Lien Term Loan , 5.75%
,
05/09/30 .... 17,889 16,560,304
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27 .................. 13,200 13,230,256
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32
(p)
................. 25,237 3
29,790,563

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. USD 856 $ 798,356
IT Services — 0.0%
Indigo, Delayed Draw 1st Lien Term Loan ,
03/18/32
(f) (q)
...................... 2,423 2,423,000
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 .................. 1,528 1,447,882
Total Fixed Rate Loan Interests — 0 .3%
(Cost: $ 34,712,096 ) ............................... 34,459,801
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............ 1,578 1,581,922
Atlas CC Acquisition Corp., 1st Lien Term
Loan , (Prime at 0.75% Floor + 3.25%; 1-mo.
CME Term SOFR at 0.75% Floor + 4.50% +
0.00%), 8.43% 05/25/29 ............. 4,632 316,495
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (Prime at 0.75% Floor + 3.25%; 3-mo.
CME Term SOFR at 0.75% Floor + 1.25% +
0.00%), 5.18% 05/25/29 ............. 637 39,766
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
10/31/30 ............ 1,222 1,220,969
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 .. 1,287 1,290,194
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/31/31 ............ 1,900 1,904,177
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/31/31 ............ 723 724,161
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
02/26/32 .................. 675 673,359
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.51%
,
02/01/28 .................. 1,545 1,390,509
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.23%
,
12/01/32 ............ 1,019 1,020,773
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.48%
,
11/06/28 ....... 417 417,316
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/28/31 .................. 3,902 3,902,835
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
01/19/32 .................. 1,192 1,191,832
TransDigm, Inc., 1st Lien Term Loan N , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.12%
,
02/14/33 .................. 1,360 1,359,783
17,034,091
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.38%
,
01/03/33 ............ USD 1,485 $ 1,482,500
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14% , 05/06/30 .......... 2,380 2,379,610
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14% , 01/28/32 .......... 2,990 2,989,975
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 5.41%
,
01/30/32 ....... 852 851,149
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
06/04/31 .................. 1,291 1,288,818
Gates Global LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
11/16/29 ............. 515 514,416
RealTruck Group, Inc., 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 1.50% Floor +
4.75%), 8.65%
,
01/31/31 ............ 316 194,216
RealTruck Group, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.00%), 9.90%
,
01/31/31 ............ 715 443,845
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.74% - 8.83%
,
11/17/28 ............. 1,572 1,564,140
11,708,669
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
01/22/31 ....... 887 886,159
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
07/02/31 ............ 1,780 1,762,622
2,648,781
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 .......... 417 276,568
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 .......... 1,279 1,295,290
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 .......... 976 294,728
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.63%
,
07/09/32 .................. 748 746,040
2,612,626
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan
B , (6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
04/27/33 ............ 1,301 1,300,349
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.14%
,
12/12/31 ....... 1,953 1,952,623
3,252,972

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(a)
Boots Group Bidco Ltd. (The), 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.92%
,
08/30/32 ....... USD 2,269 $ 2,274,271
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.39%
,
03/15/30 ............ 1,472 1,479,714
3,753,985
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
05/14/29 .................. 202 202,713
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.64%
,
09/08/32 .................. 2,593 2,592,435
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.89%
,
07/08/30 ............ 927 811,925
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.64%
,
10/27/32 .................. 1,541 1,461,623
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.87% - 5.88%
,
02/02/33
(f)
...... 375 373,679
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.98%
,
08/05/31 .................. 2,666 2,403,345
7,845,720
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 .................. 936 937,631
Ardonagh Group Finco Pty. Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%; 6-mo. CME Term
SOFR at 0.00% Floor + 3.00% at 0.00% Floor
+ 0.00%), 6.62% - 6.73%
,
02/18/31 ..... 1,594 1,539,416
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.62%
,
08/09/30 ............ 700 698,461
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
11/25/32 ....... 1,027 1,002,171
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 .................. 1,802 1,801,315
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
11/25/31 ............. 1,216 1,178,134
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
10/29/32 ............ 1,614 1,610,234
Citadel Securities LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
06/10/33 .................. 2,932 2,924,486
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.26%
,
09/01/28 ............ 322 303,478
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
09/15/31 ....... 2,888 2,814,190
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan , (1-mo. EURIBOR at 0.00%
Floor + 5.50%), 7.78%
,
11/19/30
(f)
...... EUR 4,365 $ 4,984,659
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
09/05/31 ....... USD 753 749,763
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
03/18/30 ............ 3,179 3,154,796
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............ 3,767 3,729,210
Jump Financial LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
02/26/32
(f)
............ 158 157,803
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
03/25/33 ............ 605 603,742
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
07/30/32 ............ 1,621 1,597,901
29,787,390
Chemicals — 0.2%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 7.77%
,
11/24/27 ....... 552 504,728
BASF Coatings, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 0.00%),
0.00%
,
04/06/33 .................. 1,431 1,434,935
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/15/32 ............ 1,624 1,619,044
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.39%
,
11/01/30 .................. 1,056 1,055,991
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.41%
,
10/04/29 ............ 1,913 1,903,732
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
06/12/31 ....... 1,123 1,120,771
Element Solutions, Inc., 1st Lien Term Loan
B3 , (1-mo. CME Term SOFR at 0.00%
Floor/0.75% Cap + 1.75%), 5.39%
,
12/18/30 1,053 1,052,727
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
03/29/32 .................. 1,250 1,245,320
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
02/15/30 .................. 1,775 1,775,332
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.76%
,
07/03/28 ............ 2,012 1,901,363
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
11/26/31
(f)
............ 1,253 1,253,396
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
11/03/32 ....... 2,450 2,445,769
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 8.52%
,
04/08/31 . 1,606 1,026,499

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.65%
,
10/09/31 ............ USD 677 $ 678,698
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
10/29/32 ....... 2,067 2,074,571
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.66%
,
08/02/30 ............ 973 966,620
Stonepeak Motion Finco LLC, 1st Lien Term
Loan B , 06/24/33
(q)
................. 437 436,454
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
08/19/32 ............ 1,959 1,950,733
24,446,683
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.73%
,
10/24/30 ....... 1,033 1,020,057
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
08/20/32 ............ 3,937 3,936,387
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.41%
,
11/17/31 .................. 767 767,848
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
06/24/30 ............ 1,531 1,530,573
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.36%
,
05/30/33 ............ 616 614,897
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.73%
,
04/01/32 ....... 1,201 1,165,229
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.12%
,
10/11/32 .................. 1,141 1,144,118
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.39%
,
06/02/31 ....... 1,773 1,683,867
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
10/17/30 ....... 734 733,787
LABL, Inc., 1st Lien Term Loan , (12-mo. CME
Term SOFR + 6.75%), 10.17%
,
12/02/26 .. 80 79,897
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
03/11/32 .................. 2,103 2,097,239
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.62%
,
10/15/30 .. 270 268,383
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.37%
,
03/08/32 .. 1,364 1,342,031
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
01/15/31 ............ 613 612,438
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.90%
,
11/30/28 ............. 1,746 1,745,077
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.99%
,
02/15/29 .. USD 431 $ 366,949
19,108,777
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
04/25/33 ............ 1,897 1,890,423
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ....... 1,814 1,414,341
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
11/03/31 ............. 1,215 1,213,410
Dycom Industries, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
01/27/33 ............ 1,156 1,156,358
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.00%), 5.64%
,
12/16/31 ............ 2,097 2,091,193
7,765,725
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
01/31/31 .................. 1,557 1,556,535
Knife River Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
03/08/32 .................. 180 180,114
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 .................. 1,165 1,166,456
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.64%
,
03/08/29 .................. 563 487,287
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
03/19/29 ............ 2,021 2,020,851
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
02/10/32 ............ 1,174 1,172,826
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
09/22/28 ............ 550 550,395
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.89%
,
10/19/29 .. 2,964 2,957,130
10,091,594
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
12/29/32 ............ 1,595 1,573,741
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 .................. 2,266 2,271,665
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
10/03/31 .................. 782 785,931
4,631,337

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.11%
,
11/29/30 ....... USD 2,149 $ 2,148,542
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.82% , 04/13/29 .......... 310 304,150
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89% , 04/01/32 .......... 1,632 1,566,530
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
01/31/33 ............ 3,250 3,226,873
Graham Packaging Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
01/26/33 ....... 1,586 1,586,517
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.12%
,
04/15/30 .. 1,620 1,595,700
Multi-Color Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.38%),
6.02%
,
05/11/33 .................. 1,420 1,213,807
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.39%
,
02/01/29 .................. 1,209 1,211,740
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.67%
,
03/07/33 ....... 1,547 1,519,033
Reynolds Consumer Products LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
03/04/32 ....... 402 402,707
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.14%
,
09/15/32 .. 1,053 1,053,169
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............ 1,010 966,424
16,795,192
Diversified Consumer Services — 0.0%
(a)
Rosen International SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
03/26/31 ............ 1,923 1,921,054
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
01/30/31 .................. 1,606 1,603,500
3,524,554
Diversified Telecommunication Services — 0.1%
(a)
Level 3 Financing, Inc., 1st Lien Term Loan B5 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
03/29/32 ............ 3,249 3,247,993
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26% 09/25/29 ................... 2,466 2,216,489
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 .. 731 720,429
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.99%
,
01/31/29 ....... 795 760,052
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.73% 03/11/30 ............. 1,891 1,890,201
8,835,164
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Alpha Generation LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
09/30/31 ............ USD 948 $ 938,686
NRG Energy, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42% , 04/16/31 .......... 2,613 2,609,046
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39% , 04/28/33 .......... 259 258,831
Pathfinder Power LLC, 1st Lien Term Loan B ,
06/22/33
(q)
...................... 712 710,220
4,516,783
Electronic Equipment, Instruments & Components — 0.1%
(a)
Belden, Inc., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.49%
,
06/10/33
(f)
................. 1,030 1,030,000
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
06/20/31
(f)
................. 1,579 1,574,803
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
07/02/29 .................. 1,456 1,452,731
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.23%
,
10/28/32 .................. 844 844,417
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.36%
,
10/27/32
(f)
................. 1,553 1,555,251
6,457,202
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.43%
,
02/26/32 .................. 1,426 1,417,626
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.90%
,
10/01/32 ............ 604 605,621
2,023,247
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.93%
,
07/22/30 ............ 993 988,217
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
10/01/31 ............ 1,878 1,876,239
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/30/31 ............ 2,627 2,623,774
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
03/24/32 ............ 2,633 2,632,054
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
10/21/32 ....... 1,583 1,581,066
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.23%
,
11/13/29 ............. 1,472 1,251,148
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(q)
.................... 3,240 3,246,966
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B7 , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.41%
,
11/21/31 ....... 3,163 3,151,343
17,350,807

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.89%
,
12/21/28 ....... USD 1,620 $ 1,620,000
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.63%
,
05/21/31 ............ 1,844 1,845,181
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.15%
,
02/27/32 ............ 1,704 1,609,592
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
05/16/33 .................. 2,577 2,570,426
CML Project Crabtree, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR +
2.50%), 6.51%
,
08/06/29
(f)
............ 4,161 4,149,933
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
05/19/31 .................. 2,648 2,636,097
CTP-02 Propco LLC , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.86%
,
12/06/29
(f)
.. 6,025 6,022,768
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
09/13/32 ....... 1,585 1,585,598
Hilton Garden Inn, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 5.50% Floor + 6.00%),
6.96%
,
05/31/29
(f)
................. 7,581 7,396,600
ITT Holdings LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.98%),
5.62%
,
10/11/30 .................. 270 269,471
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.50%
,
06/06/31 .................. 737 616,179
Nexus Buyer LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.12% , 07/31/31 .......... 110 105,825
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.62% , 07/31/31 .......... 812 783,975
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
10/08/32 .................. 1,069 1,069,085
Sotera Health Holdings LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.89%
,
05/30/31 ............ 1,695 1,694,628
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
10/16/31 ............ 234 233,743
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
04/03/28 .................. 428 427,542
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
03/05/32 .................. 894 889,916
35,526,559
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.89%
,
10/28/32 .................. 2,626 2,629,560
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ....... 1,889 1,874,272
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
09/30/32 ............ 1,506 1,494,868
Security
Par (000)
Par (000) Value
Food Products (continued)
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.12%
,
03/29/30 ............ USD 182 $ 182,736
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.89%
,
02/11/33 ............. 1,070 1,072,065
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.74%
,
12/31/29 .................. 182 33,490
7,286,991
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
12/05/30 ............ 711 709,296
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
04/01/32 ....... 864 865,585
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.13%
,
03/11/33 ............. 548 549,292
Traverse Midstream Partners LLC, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.06%
,
04/20/33 ....... 305 304,619
Venture Global Calcasieu Pass LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.95%
,
04/11/33 ....... 843 844,526
3,273,318
Ground Transportation — 0.1%
(a)
CML Project Cold, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.15%),
6.89%
,
09/01/31
(f)
................. GBP 2,003 2,654,420
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.48%
,
04/10/31 ............ USD 3,158 3,142,841
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 898 632,463
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.43%
,
06/30/28 .................. 178 125,468
One Frio HoldCo BV, Term Loan , (3-mo.
EURIBOR + 3.15%), 5.17%
,
09/01/31
(f)
... EUR 6,594 7,528,111
Pods LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 4.50%),
8.13%
,
05/14/31 .................. USD 630 612,007
14,695,310
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.39%
,
01/15/31 ............ 2,590 2,593,333
Hologic, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.99%
,
04/07/33 .................. 4,668 4,563,950
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.62%
,
08/20/32 .................. 674 662,556
7,819,839

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
09/20/32 ............ USD 290 $ 290,618
Charlotte Buyer, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
06/11/31 ............. 539 538,035
CNT Holdings I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.91%
,
11/08/32 ............. 1,295 1,295,559
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
07/28/31 ....... 995 996,006
DaVita, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
05/09/31 .................. 507 505,971
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
02/07/33 ............ 1,069 1,069,033
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 6.75%
,
11/30/28
(e) (l)
........... 57 9,382
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............ 1,740 1,711,696
McKesson Medical-Surgical Top Holdings,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.98%
,
06/09/32 .................. 614 613,490
Medical Solutions Holdings, Inc., 1st Lien Term
Loan A1 , (12-mo. CME Term SOFR at 2.00%
Floor + 5.25%), 9.09%
,
11/01/30 ....... 154 111,677
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.50%),
5.14%
,
05/30/33 .................. 4,016 3,989,406
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.39%
,
09/22/32 ............ 1,326 1,326,418
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 6.64%
,
11/19/31 ....... 996 981,705
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/19/30 ....... 1,184 1,183,921
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............ 721 720,738
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
08/01/31 .................. 416 415,931
15,759,586
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.39%
,
02/15/29 ............ 1,519 1,515,362
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.37%
,
05/01/31 .................. 1,788 1,632,608
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.83%
,
10/01/27 ............ 685 674,507
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.41%
,
11/03/31 ....... 649 646,303
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 .................. USD 1,423 $ 1,231,211
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
10/22/29
(f)
............ 1,020 1,016,613
6,716,604
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.25% , 03/11/30 ........... 291 281,767
(1-mo. CME Term SOFR at 1.00% Floor +
7.50%), 11.25% , 03/11/30 .......... 275 264,303
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.14%
,
05/31/30 ............ 1,562 1,558,936
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/30 ............ 1,445 1,394,158
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
02/06/31 ............ 2,205 2,113,504
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.11%
,
12/02/31 ............. 692 692,398
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.37%
,
03/04/32 ............ 1,449 1,445,626
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.98%
,
07/30/32 ....... 545 543,949
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.89%
,
01/29/29 ............ 2,674 2,669,996
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48% , 12/02/30 .......... 2,127 2,105,331
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73% , 06/04/32 .......... 988 982,707
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.74%
,
03/10/31 .................. 118 110,496
Gaia Purchaser, Inc., 1st Lien Term Loan B ,
06/23/33
(f) (q)
...................... 644 643,195
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.43%
,
11/01/29 ....... 1,308 1,286,740
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
05/27/32 ....... 1,560 1,561,526
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.11%
,
12/16/30 .................. 1,152 1,151,691
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.64%
,
04/16/29 ....... 1,629 1,628,873
Long Point Development LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 4.50%
Floor + 0.00%), 8.00%
,
01/01/28
(f)
...... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.98%
,
08/01/30 ............ 745 707,555

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.64%
,
05/30/33 ............ USD 524 $ 522,182
Pioneer OpCo, LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.88%
,
05/16/33 ............ 1,154 1,157,508
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
04/04/29 ....... 1,143 1,125,397
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.64%
,
12/04/31 .. 816 808,982
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.64%
,
05/01/31 ....... 621 614,231
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 6.66%
,
10/25/26
(f)
............ 6,402 6,073,767
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
03/14/31 ............ 1,052 1,051,631
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.98%
,
12/30/32 .................. 1,219 1,194,566
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.98%
,
07/01/32 ............ 795 795,096
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.14%
,
08/03/28 .................. 1,240 1,238,424
41,324,535
Household Durables — 0.0%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
09/26/31 .................. 774 773,718
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.76%
,
10/24/31 ............ 716 717,997
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.12%
,
12/19/29 ............ 311 308,132
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.12%
,
12/19/29 ....... 415 410,842
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.44%
,
10/01/32 ....... 1,106 1,091,415
3,302,104
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.98%
,
12/30/32
(a)
. 1,380 1,364,023
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 2.00%), 5.67%
,
12/15/27 ....... 1,474 1,468,226
Talen Energy Supply LLC, 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39% , 12/15/31 .......... 550 546,859
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64% , 11/25/32 ........... USD 2,323 $ 2,302,850
4,317,935
Industrial Conglomerates — 0.1%
(a)
ACI Rover Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
06/09/33 ............ 818 815,751
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
09/13/32 ............ 1,038 1,041,870
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............ 3,163 3,158,469
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
03/04/33 ............ 313 314,145
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.62%
,
12/02/31 .. 1,043 1,045,233
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
10/01/32 ............ 1,410 1,411,306
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............ 1,630 1,629,001
Resilience Parent LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.50%), 5.92%
,
02/28/33 ............ 2,022 2,017,147
Sword Purchaser LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.65%
,
04/11/33 ............. 2,190 2,132,863
13,565,785
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.12%
,
09/19/31 ....... 4,627 4,560,482
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.73%
,
01/30/32 .................. 2,924 2,857,027
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
12/29/31 ....... 1,085 1,068,748
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.48%
,
05/06/31 ............ 2,316 2,258,813
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............ 2,959 2,954,071
Hyperion Refinance SARL, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.37% , 04/18/30 .......... 284 267,442
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.39% , 02/17/31 .......... 2,160 2,023,486
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 . 1,633 1,560,279
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.64%
,
07/02/31 ............ 383 370,545
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
09/15/31 ............ 1,073 1,070,363

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 .................. USD 1,625 $ 1,616,125
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 .................. 1,323 1,317,898
21,925,279
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.01%
,
08/21/28 .................. 189 188,340
Asurion LLC, 1st Lien Term Loan B12 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 317 312,387
Asurion LLC, 1st Lien Term Loan B13 , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
09/19/30 .................. 1,825 1,803,276
Asurion LLC, 1st Lien Term Loan B14 , (12-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.26%
,
02/23/33 .................. 469 442,925
Asurion LLC, 2nd Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.18%
,
01/19/29 .................. 243 239,426
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.95%
,
07/06/29 .................. 1,879 1,214,520
Coreweave Financing DDTL V LLC, Delayed
Draw 1st Lien Term Loan , (1-day SOFR at
0.00% Floor + 4.50%), 8.10%
,
11/17/31 ... 430 438,974
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.39%
,
05/30/31 ............ 2,165 2,064,825
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 .................. 779 780,948
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.39%
,
11/09/29 ....... 1,078 1,052,972
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.45%
,
10/07/32 ....... 2,287 1,622,825
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.64%
,
01/31/31 .................. 1,062 1,058,981
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.89%
,
06/07/32 ............ 479 436,183
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
07/01/31 .................. 592 545,906
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.48%
,
07/16/31 ....... 820 796,754
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.14%
,
07/31/31 . 2,402 2,370,472
Shift4 Payments LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
07/06/32 ............ 1,157 1,152,025
16,521,739
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.64%
,
05/23/33
(a)
........... USD 552 $ 552,297
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 562 561,778
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.73%
,
07/03/28 ............ 140 139,968
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.73%
,
09/27/30 .................. 1,348 1,349,000
2,050,746
Machinery — 0.2%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
06/24/33 ............ 2,838 2,834,821
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.18%
,
03/15/30 .................. 590 588,912
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.23%
,
02/03/33 ............ 1,579 1,574,167
CompoSecure Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/14/33 ....... 2,291 2,275,788
ESCO Technologies, Inc., 1st Lien Term Loan B ,
06/01/33
(f) (q)
...................... 475 473,813
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
10/23/28 ............ 1,746 1,746,114
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.37%
,
06/12/31 ....... 801 804,741
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00%
Floor + 6.00%), 9.67%
,
12/21/29 ....... 197 188,242
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 2.00% Floor + 6.00%), 9.64%
,
12/21/29 . 113 107,567
Indicor LLC, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
11/22/29 .................. 1,213 1,211,105
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.14%
,
02/10/33 ............ 2,188 2,145,069
Madison IAQ LLC, 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
05/06/32 .................. 540 538,596
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.0% Floor +
2.50%; 3-mo. CME Term SOFR at 0.5% Floor
+ 2.50% at 0.50% Floor + 0.00%), 6.12% -
6.16%
,
07/31/28 .................. 2,284 2,280,531
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.18% ( 11.18 % Cash
or 11.17 % PIK), 03/03/33
(j)
........... 223 212,226
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.76%
,
10/04/28 .................. 950 954,161

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , (12-mo. CME Term SOFR at
0.00% Floor + 3.50%), 6.97%
,
06/01/33 .. USD 511 $ 513,238
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............ 3,892 3,906,508
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
01/27/31 ............ 2,644 2,640,673
24,996,272
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............ 2,362 2,407,147
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.76%
,
08/23/28 ....... 656 655,110
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 .................. 1,743 1,220,259
Discovery Global Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
06/03/33 ....... 1,443 1,442,582
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.64%
,
08/30/30 ............ 835 834,277
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.14%
,
10/17/31 .................. 1,449 1,361,524
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.39%
,
03/18/33 ............ 621 614,115
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
09/24/32 ............ 1,172 1,169,949
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.74%
,
05/01/28 .. 525 520,537
10,225,500
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.16%
,
03/03/32
(a)
...... 2,348 2,346,378
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.63%
,
09/29/32 ............ 746 748,116
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.39%
,
11/22/32 ............. 998 1,000,626
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.93%
,
02/11/33 ....... 2,343 2,345,085
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
02/11/30 .................. 1,283 1,281,967
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/22/32 ............ 431 430,785
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.37%
,
04/07/32 .................. 508 510,774
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.89%
,
03/18/30 ....... USD 868 $ 867,523
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.50%
,
06/16/32 .. 1,369 1,357,968
8,542,844
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%
,
04/20/28 ............ 1,677 1,673,817
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.41%
,
03/21/31 .................. 1,583 1,576,618
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91% , 06/04/29 .......... 1,096 1,076,324
(12-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.71% , 05/30/33 .......... 887 875,176
AS Mileage Plan IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
05/12/33 ............ 677 674,042
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.43%
,
08/27/29 ............ 1,132 1,004,390
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.40%
,
02/24/31 ............ 2,054 2,046,903
8,927,270
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.64%
,
08/02/32 ....... 1,740 1,745,104
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.37%
,
10/29/32 ............ 764 763,415
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.37%
,
04/23/31 ............ 831 831,037
Grifols International Services USA, Inc., 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.19%
,
04/14/33 .. 1,026 1,028,480
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.89%
,
05/05/28 ............ 1,609 1,612,732
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.64%
,
04/20/29 ............ 670 666,732
6,647,500
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.26%
,
06/02/28 .................. 1,625 1,604,967
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B6 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.39%
,
11/05/32 . 1,076 1,072,943
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.23%
,
06/22/29 .................. 1,167 1,170,619

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.66% 07/31/30 ............. USD 833 $ 760,471
Medical Solutions Holdings, Inc., 1st Lien Term
Loan
(3-mo. CME Term SOFR + 3.50%), 7.30% ,
11/01/30 ..................... 488 100,070
(3-mo. CME Term SOFR + 7.00%), 10.80% ,
11/03/31 ..................... 355 42,609
Medical Solutions Holdings, Inc., 1st Lien Term
Loan A2 , (3-mo. CME Term SOFR + 5.25%),
9.05%
,
11/01/30 .................. 353 256,226
Trans Union LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.39%
,
06/24/31 .................. 1,979 1,973,199
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.89%
,
11/26/31 ............. 2,032 1,981,390
8,962,494
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.89%
,
06/13/33
(a)
. 602 600,787
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.40%
,
07/06/29 .................. 752 754,624
Qnity Electronics, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/29/32 ............ 2,619 2,621,537
3,376,161
Software — 0.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
02/24/31 ............ 2,074 2,035,387
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
03/26/32 .................. 1,905 1,820,736
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.16%
,
08/15/29 ............ 799 539,804
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
07/30/31 ............ 2,685 2,410,959
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.62%
,
01/23/32 ....... 538 529,511
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.98% , 03/21/31 .......... 1,999 1,746,249
(12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.25% , 08/16/32 .......... 2,225 1,918,232
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.49%
,
10/09/28 .................. 599 461,645
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.93%
,
10/09/31 ............ 717 651,877
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 .................. 2,030 1,844,478
Security
Par (000)
Par (000) Value
Software (continued)
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
06/26/31 ............ USD 952 $ 904,866
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.14%
,
10/09/29 ............ 1,497 1,441,460
Gen Digital, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.39%
,
09/12/29 .................. 1,900 1,875,318
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.14%
,
01/30/32 ....... 1,660 1,587,144
Kaseya, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.91%
,
03/22/32 .................. 2,650 2,038,811
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.89%
,
12/31/31 .................. 752 649,481
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.36%
,
02/04/33 ............ 1,412 1,414,488
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.38%
,
11/15/32 ............. 545 530,013
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.73%
,
08/31/28 .................. 1,943 1,872,784
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
06/28/30 ............ 1,553 1,294,065
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.99%
,
04/24/28 .................. 1,531 1,429,498
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62%
,
05/09/31 ............ 1,338 1,334,504
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
02/10/31 .................. 3,256 3,059,842
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.91%
,
04/14/31 .................. 1,680 1,610,282
35,001,434
Specialty Retail — 0.1%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............ 3,877 3,870,931
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.73%
,
01/16/32 ............ 1,942 1,937,470
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ....... 1,492 1,484,708
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 .. 1,827 1,822,734
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.98%
,
09/29/32 ............ 563 562,472
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.48%
,
12/06/32 .. 386 387,346

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
12/16/32 ....... USD 1,149 $ 1,150,707
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.16%
,
12/16/32 .. 27 26,982
11,243,350
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.75%
,
09/15/32
(a)
................. 2,187 2,009,168
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.66%
,
02/19/32
(a)
........... 99 99,720
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.59%
,
06/24/33
(f)
................. 1,238 1,234,905
Core & Main LP, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
07/27/28 .................. 1,560 1,559,078
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.66%
,
02/10/31 .................. 1,047 1,046,752
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
06/17/31 .................. 1,235 1,036,379
Herc Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.38%
,
06/02/32 ............ 452 451,730
QXO Building Products, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.62% , 04/30/32 .......... 720 718,547
(12-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.84% , 06/03/33 .......... 1,819 1,813,943
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.64%
,
06/29/29 ............ 1,113 548,074
8,409,408
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.14%
,
09/23/31 .................. 2,091 2,091,582
GB AIT Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.91%
,
04/29/33 .................. 703 702,831
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
9.99%
,
12/15/26
(f)
................. 1,226 1,217,232
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.73%
,
03/18/30 .................. 1,131 1,127,322
5,138,967
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.23%
,
08/09/32 ....... USD 896 $ 900,969
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.64%
,
10/06/32
(f)
............ 1,295 1,301,967
2,202,936
Total Floating Rate Loan Interests — 5 .1%
(Cost: $ 550,728,042 ) .............................. 538,924,138
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 500 493,242
3.75% , 01/15/31
(b)
................. 491 465,164
6.44% , 01/26/36
(c)
................. 394 419,078
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 .................. 656 681,650
5.95% , 07/30/34 .................. 430 438,847
2,497,981
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ........... 341 373,395
France — 0.1%
Electricite de France SA
(BPISDS15 + 3.32%), 5.88%
(a) (c) (k)
....... GBP 1,400 1,855,108
(5-Year EUR Swap Annual + 3.97%), 3.38%
(a) (
c) (k)
.......................... EUR 5,200 5,734,300
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63%
(a) (c) (k)
.................... 200 239,808
5.25% , 04/22/36
(b)
................. USD 102 100,133
7,929,349
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27
(b)
...................... 1,201 1,219,916
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 .................. 529 550,922
6.50% , 03/13/31 .................. 935 977,075
2,747,913
Mexico — 0.0%
Petroleos Mexicanos
8.75% , 06/02/29 .................. 1,255 1,341,861
5.95% , 01/28/31 .................. 882 872,386
2,214,247
Morocco — 0.0%
OCP SA , 7.50% , 05/02/54
(b)
............. 1,221 1,323,503
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
.... 1,203 1,214,741
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
...................... 595 604,306
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. 466 484,924
5.75% , 07/09/34 .................. 1,140 1,186,341
1,671,265
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
...................... 429 447,584

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.88% , 07/17/64
(b)
.... USD 798 $ 748,492
SRC Sukuk Ltd. , 4.88% , 10/02/35
(c)
........ 835 814,125
1,562,617
Serbia — 0.0%
Telecommunications co Telekom Srbija AD
Belgrade , 7.25% , 05/18/31
(b)
.......... 790 788,025
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 22,433,678 ) ............................... 23,374,926
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 9.88% , 03/31/37
(b)
...... 508 523,557
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(a) (n)
................ ARS 551,075 941,973
0.75% , 07/09/30
(d)
................. USD 432 382,382
4.12% , 07/09/35
(d)
................. 574 459,774
1,784,129
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
..... 519 543,403
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 572 581,438
5.45% , 09/16/32 .................. 480 445,800
1,027,238
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
815 872,050
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
.. 649 688,475
Brazil — 0.2%
Federative Republic of Brazil
6.63% , 03/15/35 .................. 614 631,438
5.50% , 04/23/36 .................. EUR 522 601,581
6.25% , 05/22/36 .................. USD 652 646,393
Letras do Tesouro Nacional Treasury Bills ,
0.00% , 01/01/30 .................. BRL 28 3,464,487
Nota Do Tesouro Nacional
10.00% , 01/01/29 ................. 36 6,357,950
6.00% , 08/15/30
(a)
................. 7 5,763,472
17,465,321
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
USD 732 714,388
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos ,
5.00% , 10/01/28
(b) (c)
................ CLP 15,710,000 17,147,937
Republic of Chile
4.90% , 11/01/27 .................. 9,545,000 10,406,292
3.75% , 01/14/32 .................. EUR 558 645,547
3.10% , 05/07/41 .................. USD 561 429,445
28,629,221
Colombia — 0.2%
Republic of Colombia
12.50% , 02/27/30 ................. COP 9,309,900 2,732,973
7.00% , 03/26/31 .................. 9,484,000 2,281,195
7.00% , 06/30/32 .................. 6,946,000 1,608,653
13.25% , 02/09/33 ................. 16,434,700 5,065,798
6.25% , 07/09/36 .................. 4,732,500 944,051
7.75% , 11/07/36 .................. USD 1,182 1,289,562
6.50% , 11/26/38 .................. EUR 553 664,588
Security
Par (000)
Par (000) Value
Colombia (continued)
7.25% , 10/26/50 .................. COP 4,772,600 $ 887,911
12.00% , 03/13/58 ................. 10,321,700 2,977,942
18,452,673
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
... USD 553 589,526
Czech Republic — 0.1%
Czech Republic
3.60% , 06/03/36 .................. CZK 28,460 1,238,473
1.50% , 04/24/40 .................. 134,240 4,222,262
4.00% , 04/04/44 .................. 8,860 366,795
5,827,530
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50% , 02/22/29
(b)
................. USD 557 557,418
5.50% , 02/22/29
(c)
................. 150 150,112
7.05% , 02/03/31
(b)
................. 1,301 1,372,035
6.95% , 03/15/37
(b)
................. 596 632,687
2,712,252
Ecuador — 0.0%
Republic of Ecuador , 9.25% , 01/29/39
(b)
..... 470 481,515
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
................. EUR 649 738,885
6.38% , 04/11/31
(b)
................. 479 557,661
9.45% , 02/04/33
(b)
................. USD 590 654,236
1,950,782
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(b)
................. 767 765,140
5.25% , 08/10/29
(c)
................. 511 509,761
7.05% , 10/04/32
(b)
................. 1,076 1,160,466
6.60% , 06/13/36
(b)
................. 544 578,816
6.25% , 08/15/36
(b)
................. 618 645,000
3,659,183
Hungary — 0.2%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 1,125 1,138,360
3.00% , 08/21/30 .................. HUF 2,032,000 6,037,775
6.75% , 07/23/31 .................. 479,050 1,653,431
6.00% , 09/26/35
(c)
................. USD 615 640,547
7.00% , 10/24/35 .................. HUF 297,030 1,086,950
5.50% , 03/26/36
(b)
................. USD 575 578,421
6.25% , 09/23/37 .................. HUF 278,630 984,396
3.00% , 10/27/38 .................. 455,090 1,187,395
6.75% , 09/23/55
(b)
................. USD 620 676,681
13,983,956
India — 0.1%
Republic of India , 6.48% , 10/06/35 ........ INR 615,100 6,386,474
Indonesia — 0.0%
Republic of Indonesia
3.88% , 01/15/33 .................. EUR 550 619,104
4.50% , 05/29/33 .................. 855 987,620
1,606,724
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. USD 295 298,631
5.88% , 10/17/31
(c)
................. EUR 1,300 1,530,194
8.08% , 04/01/36
(b)
................. USD 412 452,351

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.25% , 01/30/37
(b)
................. USD 403 $ 446,020
2,727,196
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
...................... 580 605,810
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
...................... 480 486,000
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
. 1,209 1,221,840
Malaysia — 0.0%
Malaysia Government Bond , 4.18% , 05/16/44 . MYR 7,860 1,981,568
Mexico — 0.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
USD 1,240 1,241,877
Mex Bonos Desarr Fix Rt
2.75% , 11/27/31 .................. MXN 805 4,227,995
7.75% , 11/23/34 .................. 820 4,358,461
8.00% , 02/21/36 .................. 844 4,501,668
8.50% , 11/18/38 .................. 226 1,214,851
7.75% , 11/13/42 .................. 1,251 6,105,241
8.00% , 04/29/55 .................. 238 1,144,818
United Mexican States
5.38% , 03/22/33 .................. USD 980 960,517
6.35% , 02/09/35 .................. 582 595,677
6.25% , 08/27/37 .................. 350 349,685
6.13% , 02/09/38 .................. 535 524,541
5.13% , 03/19/38 .................. EUR 818 930,266
6.75% , 02/09/56 .................. USD 637 625,534
26,781,131
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 566 546,473
5.95% , 03/08/28
(b)
................. 412 418,835
4.75% , 04/02/35
(b)
................. EUR 1,115 1,294,714
2,260,022
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38% , 12/09/34 ................. USD 688 817,344
9.13% , 01/13/46 .................. 321 355,829
1,173,173
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 498 577,914
Panama — 0.0%
Republic of Panama , 6.40% , 02/14/35 ...... USD 928 980,572
Paraguay — 0.0%
Republic of Paraguay
2.74% , 01/29/33
(c)
................. 526 466,630
8.50% , 04/04/38
(b)
................. PYG 5,983,000 943,276
5.60% , 03/13/48
(c)
................. USD 423 402,009
1,811,915
Peru — 0.1%
Republic of Peru
5.40% , 08/12/34
(c)
................. PEN 6,785 1,935,051
7.60% , 08/12/39
(c)
................. 12,563 3,943,163
6.20% , 06/30/55 .................. USD 610 629,648
6,507,862
Philippines — 0.1%
Republic of Philippines
6.38% , 07/27/30 .................. PHP 401,140 6,452,247
Security
Par (000)
Par (000) Value
Philippines (continued)
6.00% , 08/20/30 .................. PHP 326,275 $ 5,176,312
11,628,559
Poland — 0.2%
Republic of Poland
1.75% , 08/25/31
(a)
................. PLN 6,483 1,676,157
5.75% , 11/16/32 .................. USD 867 911,391
5.00% , 10/25/35 .................. PLN 40,280 10,530,750
2.00% , 08/25/36
(a)
................. 3,646 889,379
5.50% , 04/04/53 .................. USD 562 531,410
14,539,087
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
7.13% , 02/12/32 .................. 1,181 1,210,821
6.30% , 03/14/33 .................. 645 630,326
28.08% , 09/27/34 ................. TRY 43,400 832,249
2,673,396
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
................. USD 698 698,872
4.15% , 01/26/28 .................. RON 26,510 5,605,753
6.30% , 04/26/28 .................. 23,350 5,095,056
2.12% , 07/16/31
(c)
................. EUR 1,229 1,249,619
4.63% , 03/04/33
(b)
................. 828 917,246
6.25% , 09/10/34
(b)
................. 1,136 1,370,435
6.75% , 04/25/35 .................. RON 7,200 1,575,585
4.25% , 04/28/36 .................. 7,520 1,351,081
6.75% , 07/11/39
(b)
................. EUR 509 615,751
6.50% , 10/07/45
(b)
................. 711 819,887
19,299,285
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. USD 1,818 1,184,627
5.00% , 01/18/53
(b)
................. 1,520 1,310,027
2,494,654
Serbia — 0.0%
Republic of Serbia
2.13% , 12/01/30
(b)
................. 1,099 958,053
4.25% , 05/06/31
(b)
................. EUR 696 796,252
6.50% , 09/26/33
(c)
................. USD 555 586,407
6.00% , 06/12/34
(b)
................. 712 730,035
3,070,747
South Africa — 0.2%
Republic of South Africa
10.50% , 12/21/26 ................. ZAR 33,717 2,087,696
7.10% , 11/19/36
(b)
................. USD 923 992,853
8.50% , 01/31/37 .................. ZAR 259,569 15,769,015
5.75% , 09/30/49 .................. USD 1,166 987,456
7.95% , 11/19/54
(b)
................. 888 956,820
7.25% , 12/11/55
(b)
................. 231 230,307
21,024,147
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(b)
................. 432 471,100
Trinidad and
Tobago
— 0.0%
Republic of Trinidad & Tobago , 6.50% ,
01/28/36
(b)
...................... 457 469,705
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
...................... 826 590,384

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00% , 10/29/35 .................. UYU 63,164 $ 1,608,663
5.25% , 09/10/60 .................. USD 1,002 930,301
2,538,964
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 .................. EUR 667 772,075
7.85% , 10/12/28 .................. USD 522 552,109
1,324,184
Total Foreign Government Obligations — 2 .3%
(Cost: $ 230,397,478 ) .............................. 235,137,612
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate Bond
ETF
(g) (r)
......................... 2,650,738 211,979,517
Total Investment Companies — 2 .0%
(Cost: $ 204,264,810 ) .............................. 211,979,517
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.6%
A&D Mortgage Trust, Series 2026-NQM3, Class
A1, (1-mo. CME Term SOFR + 1.15%),
5.08%, 04/25/71
(a) (b)
................ 5,852 5,799,902
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.91%, 11/25/35 928 828,169
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor/11.00% Cap +
0.67%), 4.32%, 11/25/35 ........... 9 8,725
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.39%,
06/25/35
(a)
.................... 290 260,923
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor/11.00% Cap +
0.73%), 4.38%, 08/25/35
(a)
......... 710 694,973
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.28%,
12/25/35
(a)
.................... 118 111,351
Series 2005-63, Class 3A3, 4.64%, 11/25/35
(a)
1,167 1,121,886
Series 2005-63, Class 5A1, 4.77%, 12/25/35
(a)
20 22,000
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 31 27,480
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.74%,
02/25/36
(a)
.................... 2,663 2,476,589
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 559 291,691
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 958 454,848
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 421 153,314
Series 2006-2CB, Class A6, 5.50%, 03/25/36 666 254,835
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,647 911,959
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,726 919,416
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... USD 739 $ 356,043
Series 2006-9T1, Class A7, 6.00%, 05/25/36 301 109,375
Series 2006-J7, Class 2A1, (1-mo. SOFR
FWD at 1.50% Floor + 1.50%), 2.69%,
11/20/46
(a)
.................... 2,618 2,491,152
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,180 423,274
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor/2.00% Cap +
1.73%), 5.47%, 11/25/46
(a)
......... 3,818 3,241,452
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.14%, 11/25/46
(a)
............... 1,264 1,152,742
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.59%, 11/25/46
(a)
............... 4,890 4,482,964
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.14%, 10/25/46
(a)
............... 211 201,085
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.17%, 05/20/46
(a)
............... 950 864,199
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.18%, 05/25/36
(a)
............... 3,905 3,731,769
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.14%, 07/25/46
(a)
............... 6,914 6,394,001
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,710 720,674
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 166,881
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 213 120,570
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 193 109,507
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,111 530,360
Series 2007-19, Class 1A8, 6.00%, 08/25/37 541 258,041
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,308,091
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 206,553
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,007 1,147,589
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 516 196,987
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.26%,
06/25/37
(a)
.................... 4,385 3,723,175
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 540,816
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.12%, 11/25/47
(a)
............... 943 858,453
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 04/25/47
(a)
............... 6,102 5,611,168
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.10%, 05/25/47
(a)
............... 2,265 2,098,726
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.12%, 06/25/47
(a)
............... 5,157 4,321,413
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 873 452,256

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.71%,
10/25/46
(a)
.................... USD 6,153 $ 5,021,326
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.68%,
10/25/46
(a)
.................... 3,829 2,494,707
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
365 325,255
Banc of America Alternative Loan Trust, Series
2006-7, Class A4, 6.50%, 10/25/36
(d)
..... 1,676 410,300
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 203 188,083
Series 2006-D, Class 6A1, 3.83%, 05/20/36 218 186,623
Series 2006-H, Class 5A1, (1-mo. CME Term
SOFR at 0.36% Floor/10.50% Cap +
0.47%), 4.11%, 10/20/36 ........... 1,501 468,127
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.17%,
06/20/47 ..................... 605 506,263
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
.................... 10,204 10,133,185
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
.................... 960 954,153
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
.................... 1,075 1,069,396
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
.................... 576 579,463
Series 2024-NQM4, Class B2, 7.54%,
12/26/64
(a)
.................... 440 439,260
Series 2024-NQM4, Class B3, 7.54%,
12/26/64
(a)
.................... 1,006 984,858
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
.................... 948 948,168
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
.................... 2 1,465
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
.................... 9,609 9,633,821
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
.................... 877 879,995
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
.................... 835 838,077
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
.................... 660 663,463
Series 2025-NQM1, Class B2, 7.75%,
01/25/65
(a)
.................... 574 575,004
Series 2025-NQM1, Class B3, 7.75%,
01/25/65
(a)
.................... 1,273 1,247,692
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
.................... 1,062 1,065,720
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
.................... 2 1,823
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
.................... 10,840 10,902,234
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
.................... 858 862,870
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
.................... 1,687 1,695,207
Series 2025-NQM2, Class B1, 7.51%,
05/25/65
(a)
.................... 662 670,469
Series 2025-NQM2, Class B2, 7.51%,
05/25/65
(a)
.................... 263 259,162
Series 2025-NQM2, Class B3, 7.51%,
05/25/65
(a)
.................... 49 43,548
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
.................... USD 1,342 $ 1,345,564
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
.................... —
(o)
79
Series 2025-NQM3, Class B1, 7.57%,
05/25/65
(a)
.................... 2,000 2,015,643
Series 2025-NQM4, Class PT2, 0.00%,
07/25/65
(a)
.................... 16,692 17,107,857
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
.................... 16,802 16,930,379
Series 2025-NQM7, Class PT2, 0.00%,
12/25/64
(a)
.................... 16,536 16,738,780
Series 2026-NQM2, Class B1, 6.37%,
12/25/65
(a)
.................... 1,500 1,465,434
Series 2026-NQM3, Class PT2, 4.92%,
01/25/66
(a)
.................... 19,465 19,621,104
Series 2026-NQM4, Class PT2, 0.00%,
05/25/56
(a)
.................... 19,066 19,844,683
Series 2026-NQM5, Class B1, 6.58%,
05/25/66
(a)
.................... 664 648,172
BCAP LLC Trust, Series 2015-RR5, Class 2A3,
3.98%, 01/26/46
(a) (b)
................ 764 717,875
Bear Stearns ALT-A Trust, Series 2006-2,
Class 11A1, (1-mo. CME Term SOFR at
0.44% Floor/11.50% Cap + 0.55%), 4.20%,
04/25/36
(a)
...................... 2,737 2,500,136
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 522 523,801
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 570 598,693
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor/10.50% Cap +
0.45%), 4.10%, 03/25/37 .......... 758 699,755
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor/10.50% Cap +
0.39%), 4.04%, 03/25/37 .......... 1,203 1,152,767
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor/10.50% Cap +
0.51%), 4.16%, 09/25/47 .......... 1,329 1,233,265
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.27%,
11/25/64 ..................... 1,000 1,017,836
Series 2025-NQM2, Class B2, 7.27%,
11/25/64 ..................... 1,000 1,008,573
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................ 2,000 2,007,190
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor/10.50% Cap +
0.38%), 4.03%, 04/25/35
(a)
......... 428 409,475
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.36%,
05/25/35
(a)
.................... 1,626 1,448,154
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.70%,
04/25/46
(a)
.................... 2,560 659,708
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 52,744
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 190,027
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 290,172
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 4.76%, 03/25/67
(a) (b)
............. 5,723 5,585,086
CIM Trust, Series 2025-I1, Class B1B, 7.49%,
10/25/69
(a) (b)
..................... 4,918 4,995,412

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Citicorp Mortgage Securities Trust, Series 2007-
9, Class 1A1, 6.25%, 12/25/37 ......... USD 1,088 $ 1,032,826
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ........ 45 39,565
COLT Mortgage Loan Trust
(a)(b)
Series 2025-12, Class B1, 6.86%, 01/26/71 1,332 1,331,007
Series 2025-6, Class B1, 7.21%, 08/25/70 . 357 358,593
Series 2025-9, Class B1, 6.82%, 09/25/70 . 2,000 1,992,482
Series 2026-1, Class B1, 6.46%, 02/25/71 . 282 279,294
Series 2026-2, Class B1, 6.16%, 03/25/71 . 1,500 1,468,112
Cross Mortgage Trust
(a)(b)
Series 2025-H10, Class B1, 7.13%, 01/25/71 611 606,024
Series 2025-H2, Class B1B, 7.65%, 03/25/70 894 894,121
Series 2025-H6, Class B1B, 7.54%, 07/25/70 1,227 1,219,105
Series 2025-H7, Class B1B, 7.49%, 09/25/70 822 816,049
Series 2026-NQM3, Class B1, 6.91%,
03/25/71 ..................... 4,000 3,903,209
Series 2026-NQM4, Class B1, 6.91%,
04/25/71 ..................... 6,000 5,934,756
Series 2026-NQM5, Class B1, 6.80%,
03/25/71 ..................... 6,000 5,911,672
Series 2026-NQM6, Class B1, 6.85%,
05/25/71 ..................... 3,000 2,955,998
Series 2026-NQM7, Class B1, 6.81%,
06/25/71 ..................... 2,000 1,982,262
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 202 176,321
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.28%,
09/27/37
(a)
.................... 2,145 1,839,375
Series 2022-ATH2, Class A1, 5.11%,
05/25/67
(a)
.................... 1,012 1,008,599
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 . 1,000 794,216
Series 2025-INV1, Class B2, 7.22%, 11/25/60 500 493,832
Series 2026-INV1, Class B1, 6.57%, 12/25/70 574 566,697
Series 2026-INV2, Class B1, 6.71%, 02/25/71 7,000 6,914,551
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.14%,
08/25/47
(a)
...................... 8,973 7,825,687
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(a) (b)
... 1,788 855,455
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (d)
..... 3,788 3,779,351
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 . 1,462 1,240,489
Series 2023-1, Class B1, 6.61%, 02/25/68 . 2,000 1,991,187
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 529,188
Series 2026-INV2, Class B1, 6.23%, 02/25/71 1,500 1,463,325
Series 2026-NQM1, Class B1, 6.54%,
02/25/71 ..................... 1,000 988,076
Series 2026-NQM3, Class B1, 6.84%,
03/25/71 ..................... 1,500 1,505,865
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.20%,
02/25/37
(a)
...................... 737 384,033
Galton Funding Mortgage Trust, Series 2019-H1,
Class B2, 4.67%, 10/25/59
(a) (b)
......... 4,000 3,204,861
GCAT Trust, Series 2022-NQM3, Class A1,
5.35%, 04/25/67
(a) (b)
................ 11,525 11,490,024
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.85%, 05/25/35
(a)
.......... 14 12,211
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
3.93%, 02/25/36 ................ USD 1,508 $ 1,412,609
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor/10.50% Cap +
2.00%), 5.77%, 03/25/36 .......... 833 768,989
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
.................... 1,873 1,855,334
Series 2025-NQM2, Class B1, 7.27%,
06/25/65
(a)
.................... 280 283,043
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ..................... 843 840,522
Series 2025-NQM3, Class B2, 7.28%,
11/25/65
(a)
.................... 896 882,905
Series 2026-DSC1, Class B1, 6.27%,
05/25/66
(a)
.................... 1,000 981,861
Series 2026-NQM1, Class B1, 6.63%,
03/25/66
(a)
.................... 373 370,940
Series 2026-NQM1, Class B2, 7.57%,
03/25/66
(a)
.................... 708 703,559
Series 2026-NQM3, Class B1, 7.02%,
05/25/66
(a)
.................... 3,782 3,776,341
Series 2026-NQM3, Class B2, 7.18%,
05/25/66
(a)
.................... 3,194 3,102,475
GSMSC Resecuritization Trust, Series 2015-5R,
Class 1D, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 3.90%, 04/26/37
(a) (b)
..... 676 383,484
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 4.64%, 08/19/36
(a)
........ 199 154,944
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 6.95%,
01/25/70 ..................... 2,355 2,352,785
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ..................... 1,456 1,453,240
Impac CMB Trust, Series 2005-6, Class 1A1, (1-
mo. CME Term SOFR at 0.50% Floor/11.00%
Cap + 0.61%), 4.26%, 10/25/35
(a)
....... 857 801,074
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 539 348,447
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 644,826
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.10%,
08/25/37 ..................... 77 52,682
Series 2007-AR15, Class 2A1, 3.36%,
08/25/37 ..................... 391 277,040
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ..................... 2,000 2,010,065
Series 2025-VIS2, Class B1, 7.24%, 12/25/55 2,000 2,007,245
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 1,458 1,433,806
Series 2026-VIS1, Class B2, 6.68%, 06/25/66 903 868,720
MASTR Asset Securitization Trust, Series 2007-
1, Class 1A4, 6.50%, 11/25/37 ......... 1,269 202,280
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.38%,
12/25/35 ..................... 153 146,986
Series 2006-1, Class 2A1, 5.12%, 02/25/36 123 120,845
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
.................... 4,000 3,565,825
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
.................... 8,244 8,184,489

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
.................... USD 1,500 $ 1,510,735
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
.................... 632 629,088
Mill City Mortgage Loan Trust
(a)(b)
Series 2026-R1, Class A1, 5.46%, 10/25/62 8,015 7,994,809
Series 2026-R1, Class M1, 6.20%, 10/25/62 2,000 1,991,980
New Residential Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class B2, 7.01%,
01/25/65 ..................... 1,577 1,524,174
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ..................... 836 826,242
Series 2026-NQM4, Class B1, 6.53%,
02/25/66 ..................... 2,000 1,971,676
Series 2026-NQM5, Class B1, 6.59%,
04/25/66 ..................... 2,000 1,983,402
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 176 164,447
PRPM LLC
(b)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55
(d)
.................... 583 563,746
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55
(d)
.................... 700 671,087
Series 2025-RCF4, Class M2, 4.50%,
08/25/55
(d)
.................... 667 625,423
Series 2026-RCF2, Class M2, 5.50%,
03/25/56
(a)
.................... 2,500 2,473,180
Series 2026-RCF4, Class M2, 5.25%,
06/25/56
(d)
.................... 1,342 1,272,160
PRPM Trust
(b)
Series 2025-NQM3, Class B1, 6.86%,
05/25/70
(a)
.................... 3,012 3,006,904
Series 2025-NQM6, Class B1, 6.96%,
12/25/70
(a)
.................... 567 562,159
Series 2026-NQM1, Class B1, 7.01%,
02/25/71
(a)
.................... 4,000 3,962,379
Series 2026-NQM2, Class A1, 5.26%,
04/25/71
(a)
.................... 9,828 9,755,603
Series 2026-NQM2, Class B1, 7.20%,
04/25/71
(a)
.................... 4,000 3,997,630
Series 2026-RCF1, Class M2, 5.50%,
01/25/56
(d)
.................... 945 908,119
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(b) (d)
......... 5,000 5,026,612
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ....................... 97 80,975
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 309 90,446
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ....................... 28 22,585
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.21%,
05/25/65
(a) (b)
..................... 2,001 1,996,106
SG Residential Mortgage Trust, Series 2026-2,
Class B1, 6.69%, 04/25/66
(a) (b)
......... 4,500 4,435,630
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 11,543 11,386,740
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.58%, 04/25/47
(a)
180 70,965
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor/10.50% Cap +
0.57%), 4.22%, 02/25/36 .......... 308 284,070
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor/10.50% Cap +
0.49%), 4.14%, 06/25/36 .......... 5,928 5,378,283
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor/10.50% Cap +
0.49%), 4.14%, 07/25/46 .......... USD 7,023 $ 4,984,597
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.12%, 09/25/47 ................ 1,351 1,259,779
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 5.13%, 02/25/67
(d)
7,616 7,246,832
Series 2025-1, Class B2, 7.34%, 01/25/70
(a)
2,750 2,761,299
Series 2025-11, Class B2, 7.22%, 11/25/70
(a)
600 600,251
Series 2025-12, Class B1, 6.56%, 12/25/70
(a)
367 366,085
Series 2025-12, Class B2, 7.08%, 12/25/70
(a)
1,127 1,122,293
Series 2025-4, Class B2, 7.45%, 05/25/70
(a)
500 501,221
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
1,000 998,633
Series 2025-7, Class B2, 7.49%, 08/25/70
(a)
707 710,329
Series 2025-8, Class B1, 6.48%, 09/25/70 . 1,338 1,333,023
Series 2025-8, Class B2, 7.49%, 09/25/70
(a)
1,967 1,976,459
Series 2025-INV1, Class B2, 7.29%,
02/25/70
(a)
.................... 2,094 2,092,531
Series 2026-1, Class B1, 6.47%, 01/25/71
(a)
350 347,359
Series 2026-1, Class B2, 6.97%, 01/25/71
(a)
152 149,538
Series 2026-2, Class B1, 6.33%, 02/25/71
(a)
486 480,059
Series 2026-3, Class B1, 6.44%, 03/25/71
(a)
2,000 1,980,444
Series 2026-3, Class B2, 6.81%, 03/25/71
(a)
375 365,694
Series 2026-4, Class B1, 6.67%, 04/25/71
(a)
2,100 2,094,954
Series 2026-4, Class B2, 6.77%, 04/25/71
(a)
1,500 1,450,741
Series 2026-5, Class B1, 6.70%, 05/25/71
(a)
700 699,436
Series 2026-R4, Class B1, 6.76%, 12/27/67
(a)
300 299,212
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
......... 2,800 2,782,332
WaMu Mortgage Pass-Through Certificates
Trust, Series 2007-OA4, Class 2A, (Federal
Reserve US 12 Month Cumulative Average 1
Year CMT at 1.25% Floor + 0.80%), 4.54%,
05/25/47
(a)
...................... 607 528,098
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.06%, 10/25/36
(d)
939 326,390
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 4.72%,
06/25/46
(a)
.................... 2,565 2,097,128
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.59%,
10/25/46
(a)
.................... 3,903 3,501,085
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.75% Floor + 0.75%),
4.49%, 06/25/47
(a)
............... 4,077 3,525,885
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.58%, 05/25/47
(a)
............... 1,935 1,708,745
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.81% Floor + 0.81%),
4.55%, 07/25/47
(a)
............... 2,113 1,794,327
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.46%, 12/25/46
(a)
...... 3,187 2,683,767
480,727,118

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 6.4%
1301 Trust, Series 2025-1301, Class A, 5.23%,
08/11/42
(a) (b)
..................... USD 4,683 $ 4,677,354
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.13%,
06/15/42
(a) (b)
..................... 1,767 1,779,342
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.03%, 09/15/34
(a) (b)
1,564 1,555,202
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
07/15/41 ..................... 1,270 1,272,381
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.88%,
02/15/43 ..................... 1,000 1,000,000
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 5.98%,
02/15/43 ..................... 1,000 1,001,250
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.07%,
10/15/34
(a) (b)
..................... 13,280 13,321,500
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.90%, 04/15/35
(a) (b)
..... 3,467 3,436,664
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.87%, 12/15/36 ................ 3,624 3,533,400
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.28%, 08/15/42 ................ 2,377 2,390,337
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,615,725
Series 2024-MAR, Class C, 7.77%, 12/10/41 6,370 6,554,663
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 5.98%,
08/15/39 ..................... 17,580 17,645,667
Series 2025-ASHF, Class A, (1-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.48%, 02/15/42 ................ 7,787 7,800,723
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ....................... 2,091 1,883,271
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.42%, 05/15/35
(a) (b)
.......... 1,900 1,900,592
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor/10.11% Cap +
0.58%), 4.23%, 08/25/35 .......... 1,436 1,406,325
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor/10.80% Cap +
0.59%), 4.24%, 11/25/35 ........... 371 364,543
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.03%,
03/25/37 ..................... 1,037 997,570
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.20%,
07/25/37 ..................... 1,832 1,746,930
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.44%,
09/25/37 ..................... 423 402,991
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.01%,
12/25/37 ..................... 973 877,147
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a) (b)
.......... USD 1,140 $ 1,037,513
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.83%, 10/10/42 3,203 3,167,147
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.13%,
11/15/42 ..................... 9,476 9,496,729
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.44%, 10/15/35
(a) (b)
................ 2,433 18,150
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.48%, 08/15/42
(a) (b)
8,747 8,780,868
BMP Commercial Mortgage Trust, Series 2024-
MF23, Class A, (1-mo. CME Term SOFR at
1.37% Floor + 1.37%), 5.00%, 06/15/41
(a) (b)
4,710 4,712,944
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
............... 3,600 3,272,581
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
10/15/41 ..................... 8,920 8,948,252
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.32%,
08/15/41 ..................... 16,729 16,792,010
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.51%, 10/15/41 ................ 6,280 6,295,700
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.92%, 12/15/39 ................ 3,672 3,679,287
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 05/15/41 ................ 1,911 1,912,956
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39 ..................... 4,170 4,177,007
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.17%, 06/15/37 ................ 3,087 3,087,234
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.16%, 11/15/41 CAD 4,518 3,184,807
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/39 ..................... USD 7,157 7,170,886
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.02%,
03/15/41 ..................... 3,377 3,381,451
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.07%, 04/15/40 ................ 6,939 6,943,776
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.37%, 04/15/40 ................ 1,813 1,814,418
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.01%,
04/15/43 ..................... 5,944 5,962,237
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
03/15/45 ..................... 9,912 9,905,805
BX Trust
(a)(b)
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
6.99%, 02/15/36 ................ 4,991 4,984,761

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.63%,
01/15/39 ..................... USD 6,710 $ 6,707,909
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.12%,
06/15/41 ..................... 7,455 7,459,975
Series 2025-ARIA, Class A, 5.20%, 12/13/42 9,185 9,201,737
Series 2025-LIFE, Class A, 6.08%, 06/13/47 2,852 2,836,232
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
10/15/42 ..................... 1,779 1,780,112
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
03/15/42 ..................... 6,227 6,219,216
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.33%,
12/15/44 ..................... 9,559 9,567,962
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 814 656,107
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 3,113,640
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................ 4,166 3,989,614
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.06%,
08/15/36
(a) (b)
..................... 7,120 7,107,628
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.47%, 06/15/41
(a)
............... 4,380 4,378,632
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,482,815
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.27%, 08/15/41
(a) (b)
................ 2,868 2,856,349
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.06%, 02/15/27
(a) (b) (f)
............... 8,800 8,772,240
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 4.98%,
11/15/42 ..................... 8,792 8,800,243
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.68%,
11/15/42 ..................... 4,162 4,175,006
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.51%,
08/15/34
(a) (b)
..................... 9,605 9,599,486
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 5.37%, 04/15/37
(a) (b)
..... 3,040 3,039,050
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.23%, 08/15/35
(a) (b)
................ 5,197 5,205,721
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.23%,
08/15/37
(a) (b)
..................... 1,214 1,217,794
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
...................... 9,301 9,371,447
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.93%, 10/15/42
(a) (b)
..... 6,894 6,909,189
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.08%,
12/15/39
(a) (b)
..................... 10,700 10,716,719
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.88%,
02/15/41
(a) (b)
..................... USD 3,250 $ 3,253,982
GGP, Series 2026-TY, Class A, 4.83%,
03/05/43
(a) (b)
..................... 3,000 2,955,343
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.32%, 05/15/41 . 5,005 5,017,513
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.17%, 03/15/39 ................ 1,086 1,088,036
GS Mortgage Securities Corp. Trust, Series
2025-800D, Class A, (1-mo. CME Term SOFR
at 2.65% Floor + 2.65%), 6.29%, 11/25/41
(a) (b)
1,659 1,653,842
GSMS Trust, Series 2024-FAIR, Class A, 6.07%,
07/15/29
(a) (b)
..................... 2,253 2,248,382
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
... 3,150 3,050,436
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.47%, 10/15/41
(a) (b)
................ 2,112 2,117,501
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.17%, 05/15/37
(a) (b)
1,525 1,525,953
Hilton USA Trust, Series 2025-NVIL, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 07/15/42
(a) (b)
.......... 4,750 4,767,812
HLTN Commercial Mortgage Trust, Series 2026-
DPLO, Class A, (1-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.33%, 04/15/41
(a) (b)
4,000 4,012,500
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.89%, 10/15/36
(a) (b)
.......... 8,500 8,415,000
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(a) (b)
.......... 6,550 6,695,092
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.65%, 01/13/40
(a) (b)
..... 8,310 8,441,203
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,409 1,845,294
Series 2024-OMNI, Class A, 5.99%, 10/05/39 4,710 4,739,570
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.27%, 01/15/41 ................ 5,000 5,010,938
KSL Trust, (1-mo. SOFR FWD + 4.09%), 7.71%,
06/15/30
(a) (b)
..................... 2,000 2,006,128
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.02%, 08/17/42
(a) (b)
..... 8,940 8,951,175
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.33%, 10/15/40
(a) (b)
................ 10,000 9,991,694
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.33%, 01/15/41
(a) (b)
................ 3,000 2,999,985
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
7.69%, 07/15/38 ................ 1,277 1,273,570
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.13%, 09/15/40 ................ 5,928 5,931,695
MIC Trust (The), Series 2023-MIC, Class A,
8.73%, 12/05/38
(a) (b)
................ 1,000 1,053,753

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.03%, 03/15/36
(a) (b)
................ USD 2,500 $ 2,501,559
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.03%, 07/15/51 1,440 1,386,984
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,618,773
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
.................... 3,116 3,053,798
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.02%, 10/15/40
(a) (b)
7,744 7,763,360
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.37%,
10/15/40 ..................... 3,000 3,010,312
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.84%,
02/15/42 ..................... 5,117 5,115,401
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.62%,
08/15/29 ..................... 6,179 6,181,216
Series 2025-77C, Class A, 4.95%, 01/10/36 12,630 12,504,754
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 4.08%, 05/10/39
(a) (b)
.......... 4,300 3,908,172
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.12%, 12/15/39
(a) (b)
................ 8,630 8,646,181
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
....... 4,662 4,708,365
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.52%, 06/15/39
(a) (b)
................ 2,850 2,849,109
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.09%, 07/15/38
(a) (b)
1,400 271,326
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.78%, 03/15/43
(a) (b)
3,025 3,025,945
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.37%, 04/15/41
(a) (b)
.......... 1,830 1,834,575
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.13%, 09/15/42
(a) (b)
................ 3,909 3,921,216
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.58%, 10/15/41
(a) (b)
................ 6,600 6,608,250
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.83%, 10/15/40
(a) (b)
................ 7,200 7,195,500
SLG Office Trust
(a)(b)
Series 2026-OMA, Class A, 5.13%, 04/15/41 5,000 4,992,809
Series 2026-OMA, Class E, 7.19%, 04/15/41 5,000 4,998,997
Series 2026-OMA, Class F, 8.19%, 04/15/41 7,000 7,012,046
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.07%,
02/15/42
(a) (b)
..................... 5,000 4,968,750
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.87%, 12/15/39
(a) (b)
10,900 10,903,406
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.28%, 11/15/42
(a) (b)
................ 4,250 4,237,908
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
VCC Trust, Series 2026-MC2, Class A1, 7.60%,
06/25/56
(b) (d)
..................... USD 10,000 $ 9,999,998
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 1,205 1,203,454
Velocity Commercial Capital Loan Trust
(b)
Series 2020-1, Class M1, 2.80%, 02/25/50
(a)
2,741 2,286,816
Series 2020-1, Class M3, 3.19%, 02/25/50
(a)
467 367,106
Series 2020-1, Class M6, 5.69%, 02/25/50
(a)
654 526,230
Series 2021-3, Class M4, 3.48%, 10/25/51
(a)
961 790,510
Series 2021-3, Class M5, 4.33%, 10/25/51
(a)
1,405 1,039,132
Series 2021-4, Class M4, 4.48%, 12/26/51
(a)
1,378 1,108,613
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,372 3,637,873
Series 2022-3, Class M4, 6.49%, 06/25/52
(a)
1,851 1,739,785
Series 2023-1, Class M5, 9.63%, 01/25/53
(a)
1,835 1,729,837
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
629 635,574
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
577 577,996
Series 2024-2, Class M5, 10.71%, 04/25/54
(a)
733 742,038
Series 2024-5, Class M3, 6.76%, 10/25/54 . 2,535 2,512,062
Series 2024-5, Class M4, 9.47%, 10/25/54 . 3,578 3,568,114
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,762 3,786,018
Series 2025-1, Class M4, 10.15%, 02/25/55 1,383 1,390,541
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 625,550
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,245 1,237,687
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
725 709,299
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
2,332 2,276,622
Series 2025-4, Class M5, 10.08%, 09/25/55
(a)
832 754,552
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
1,083 1,080,628
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
3,148 3,088,733
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
.................... 2,399 2,408,064
Series 2026-1, Class M3, 6.26%, 02/25/56
(a)
995 975,393
Series 2026-1, Class M4, 8.48%, 02/25/56
(a)
497 487,349
Series 2026-2, Class M3, 6.67%, 05/25/56
(a)
3,044 3,028,956
Series 2026-2, Class M4, 9.16%, 05/25/56
(a)
3,976 3,954,035
Series 2026-P1, Class A, 5.54%, 03/25/56
(a)
17,408 17,223,868
Series 2026-P1, Class M1, 5.98%, 03/25/56
(a)
1,499 1,479,988
Series 2026-P1, Class M2, 6.46%, 03/25/56
(a)
1,393 1,375,121
Series 2026-P1, Class M3, 6.94%, 03/25/56
(a)
2,654 2,607,252
Series 2026-P1, Class M4, 9.53%, 03/25/56
(a)
1,778 1,744,364
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.20%, 10/13/39
(a) (b)
..... 5,413 5,351,449
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.63%, 12/15/49 2,689 2,650,312
Series 2016-LC25, Class C, 4.55%, 12/15/59 8,320 8,115,900
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................ 4,000 4,082,987
671,219,834
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64 ..................... 15,209 444,557
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ..................... 14,890 395,142
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ..................... 15,700 393,414
1,233,113
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.97%,
08/10/35 ..................... 63,964 337,655
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 54,405
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.92%, 09/10/47
(b)
......... 12,675 97,227

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 1.40%, 09/15/47 USD 290 $ 3
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 29,985
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.97%, 03/10/50
(b)
..... 23,027 67,870
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.64%,
10/15/48
(b)
...................... 5,583 211
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.71%, 03/15/49
(b)
..... 13,600 174,219
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%, 04/10/37 40,610 57,711
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 11,035
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.54%,
08/15/49
(b)
.................... 11,784 78,637
Series 2016-LC25, Class XA, 1.00%,
12/15/59 ..................... 12,859 16,434
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.48%, 05/15/47 ... 40,914 27,462
952,854
Total Non-Agency Mortgage-Backed Securities — 11 .0%
(Cost: $ 1,165,603,299 ) ............................ 1,154,132,919
Preferred Securities
Capital Trusts — 2.0%
Automobiles — 0.1%
(a)(c)(k)
RCI Banque SA , (5-Year EURIBOR ICE Swap
Rate + 3.84%), 6.13% .............. EUR 600 688,131
Stellantis NV
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25% ....................... 1,350 1,512,235
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.08%), 8.25% .... GBP 1,075 1,392,142
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88% ....................... EUR 1,150 1,282,532
4,875,040
Banks — 0.8%
ABN AMRO Bank NV , (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (k)
............... 700 856,051
AIB Group plc
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13% ....................... 587 723,495
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00% ....................... 3,041 3,604,876
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity at 0.00% Floor +
5.10%), 9.38% ................. USD 751 820,118
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,723,612
Banco de Sabadell SA , (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a) (c) (k)
.......... 200 230,462
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.73%), 8.00%
(a) (b) (k)
......... USD 630 630,945
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% ... 400 435,784
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,229,415
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.84%), 7.25% ... USD 600 609,879
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... USD 2,716 $ 2,800,139
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 466 471,599
Bank of Ireland Group plc , (5-Year EURIBOR
ICE Swap Rate + 3.63%), 6.13%
(a) (c) (k)
.... EUR 1,000 1,189,742
Bank of Montreal , Series 6 , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88% , 11/26/85
(a)
............ USD 1,200 1,220,204
Bank of Nova Scotia (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00% , 01/27/84
(a)
........... 1,554 1,639,436
Barclays plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
... GBP 1,766 2,424,827
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% ... USD 2,771 2,690,028
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ....................... GBP 700 986,547
(USISSO05 + 5.78%), 9.63% .......... USD 2,532 2,807,689
(USISSO05 + 3.69%), 7.63% .......... 708 740,050
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
...................... EUR 1,975 2,273,802
BNP Paribas Fortis SA , (3-mo. EURIBOR +
2.00%), 4.42%
(a) (c) (k) (m)
............... 1,500 1,646,199
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
.. USD 4,402 4,611,240
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 489,590
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
.. USD 924 862,532
BPER Banca SpA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.35%),
6.50% ....................... EUR 1,109 1,322,896
(5-Year EURIBOR ICE Swap Rate + 3.57%),
5.88% ....................... 2,600 3,017,594
CaixaBank SA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 1,200 1,503,090
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ....................... 400 462,451
Citigroup, Inc.
(a)(k)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... USD 2,639 2,699,920
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 926 938,926
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ....................... 196 200,513
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 4,995 5,115,470
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 1,311 1,335,643
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ....................... 235 245,132
Commerzbank AG
(a)(c)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50 % EUR 400 485,060
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 800 1,033,017
Cooperatieve Rabobank UA
(c)(k)
(5-Year EUR Swap Annual + 3.72%), 4.88%
(a)
1,200 1,393,661

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
6.50% ......................... EUR 266 $ 343,161
Credit Agricole SA , (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (k)
........... 1,000 1,172,769
Eurobank SA , (5-Year EURIBOR ICE Swap Rate
+ 3.79%), 6.25%
(a) (c) (k)
............... 2,450 2,852,406
Goldman Sachs Capital I , 6.35% , 02/15/34 .. USD 100 104,098
HSBC Holdings plc , (5-Year EUR Swap Annual +
3.84%), 4.75%
(a) (c) (k)
................ EUR 3,216 3,706,938
ING Groep NV , (USISSO05 + 4.36%), 8.00%
(a) (c)
(k)
............................ USD 2,072 2,207,664
Intesa Sanpaolo SpA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13% ....................... EUR 630 820,212
(5-Year EURIBOR ICE Swap Rate + 3.03%),
5.50% ....................... 475 544,496
JPMorgan Chase & Co. , Series PP , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.08%), 6.10%
(a) (k)
.......... USD 1,157 1,171,648
KBC Group NV , (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a) (c) (k)
........... EUR 800 961,429
Lloyds Banking Group plc
(a)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 2,694 3,696,541
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)
...................... 498 688,646
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% ... USD 200 212,882
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.32%), 5.80%
(a) (c) (k)
.... EUR 600 686,362
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (k)
................. USD 289 319,864
Piraeus Bank SA , (5-Year EURIBOR ICE Swap
Rate + 3.70%), 6.13%
(a) (c) (k)
........... EUR 1,366 1,566,954
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% ... USD 1,506 1,584,075
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% ... 645 616,155
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25% , 07/31/84
(a)
.... 748 776,203
UniCredit SpA , (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a) (c) (k)
........... EUR 1,102 1,349,048
82,853,185
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (k)
............... 1,907 2,157,982
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 ............. USD 690 669,261
Deutsche Bank AG
(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ....................... EUR 1,200 1,367,966
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75% ....................... 1,400 1,663,930
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 2,400 2,989,705
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ....................... 600 731,945
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 2,000 2,482,299
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75% ....................... 1,400 1,652,235
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
(k)
Series U , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65% ....................... USD 357 $ 356,460
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ....................... 332 330,415
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... 336 345,475
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 1,477 1,480,429
State Street Corp. , (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.93% , 06/15/47 .. 1,115 1,003,381
UBS Group AG
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b)
.. 200 215,270
(USISSO05 + 3.08%), 7.00%
(b)
........ 1,130 1,149,638
(USISSO05 + 3.12%), 6.60%
(b)
........ 200 201,751
(USISSO05 + 3.24%), 6.63%
(b)
........ 793 795,300
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)
.. 2,400 2,203,032
(USISSO05 + 4.16%), 7.75%
(b)
........ 883 930,502
(USISSO05 + 3.09%), 6.88%
(b)
........ 758 760,162
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b)
.. 1,000 1,155,152
(USISSO05 + 3.18%), 7.13%
(b)
........ 1,390 1,402,639
(USISSO05 + 3.30%), 7.00%
(b)
........ 1,365 1,370,493
(USISSO05 + 3.32%), 7.00%
(b)
........ 600 606,593
25,864,033
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (k)
................ 540 562,248
Consumer Finance — 0.0%
(a)(k)
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% ................... 683 680,023
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ...... 654 653,880
Volkswagen International Finance NV
(c)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ....................... EUR 200 232,845
(EUAMDB08 + 3.49%), 5.99% ......... 600 705,135
2,271,883
Diversified Telecommunication Services — 0.0%
(a)
British Telecommunications Ltd. , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38% , 12/20/83
(c)
........... GBP 1,726 2,417,357
Telefonica Emisiones SA
(c)(k)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38% ....................... EUR 300 340,660
(EUAMDB08 + 2.13%), 4.88% ......... 400 453,529
Verizon Communications, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.81%), 6.05% , 05/14/58 ..... USD 827 834,638
4,046,184

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 ............. USD 1,015 $ 1,003,505
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 ............. 600 623,042
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(c)
........... EUR 2,700 3,139,356
Electricite de France SA , (5-Year EURIBOR ICE
Swap Rate + 2.94%), 5.13%
(c) (k)
........ 200 235,167
Enel SpA , (5-Year EURIBOR ICE Swap Rate +
1.66%), 4.13%
(c) (k)
................. 450 507,987
Entergy Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.18%),
5.88% , 06/15/56 .................. USD 140 140,022
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................ 885 883,274
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................ 785 785,623
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ 852 851,577
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 2,554 2,551,531
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.69%),
6.63% , 10/01/66 ................ 4,740 4,812,982
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (k)
................ 1,396 1,506,330
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................ 2,931 2,986,636
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................ 2,611 2,601,728
Sierra Pacific Power Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.64%), 6.38% , 09/15/56 ............. 128 127,667
Southern Co. (The)
Series 2025 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.07%),
6.38% , 03/15/55 ................ 116 119,045
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.99%),
6.00% , 04/01/58 ................ 600 601,438
Xcel Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.17%), 5.75% , 12/03/56 ............. 500 494,131
23,971,041
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ..... 375 363,785
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 567 562,891
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nationwide Building Society , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.85%), 7.50%
(c) (k)
................. GBP 499 $ 679,663
1,606,339
Gas Utilities — 0.0%
(a)(b)
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54 .................. USD 229 240,085
Promigas SA ESP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.63%), 7.75% , 06/24/56 ............. 1,241 1,262,252
1,502,337
Hotels, Restaurants & Leisure — 0.0%
Gohl Capital Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.71%), 7.63%
(a) (c) (k)
................ 636 614,535
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(b)
................. 860 896,550
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 ............. 308 315,354
Orsted A/S
(c)
(5-Year EUR Swap Annual + 1.86%),
1.50% , 02/18/3021 .............. EUR 823 829,027
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 . GBP 886 929,566
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 400 467,017
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (k)
....................... USD 1,725 1,738,667
5,176,181
Insurance — 0.1%
(a)
Achmea BV
(c)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ....................... EUR 400 458,928
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ....................... 300 351,979
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75% ....................... 350 398,350
Ageas SA , (5-Year EURIBOR ICE Swap Rate +
3.04%), 5.88%
(c) (k)
................. 200 233,218
Athene Holding Ltd. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.58%), 6.88% , 06/28/55 ............. USD 100 96,020
Athora Netherlands NV , (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(c) (k)
........ EUR 863 1,042,771
AXA SA , (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(c) (k)
................. 400 472,990
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(c) (k)
........ 2,800 3,227,095
BUPA Finance plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(c) (k)
....................... GBP 466 527,771
Legal & General Group plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(c) (k)
................. 793 1,010,652
MetLife, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.82%),
5.85% , 03/15/56 .................. USD 100 98,665
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(c) (k)
................ EUR 1,839 2,139,694

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Prudential Financial, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.40%),
6.50% , 03/15/54 ................ USD 300 $ 310,558
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.78%),
6.25% , 06/15/56 ................ 710 711,569
Standard Life plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.19%), 8.50%
(c) (k)
................. 600 637,769
Unipol Assicurazioni SpA , (5-Year EURIBOR ICE
Swap Rate + 3.24%), 6.00%
(c) (k)
........ EUR 614 714,817
12,432,846
Multi-Utilities — 0.1%
(a)
CenterPoint Energy, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.22%), 5.95% , 04/01/56 ............. USD 100 99,953
CMS Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.96%), 6.50% , 06/01/55 ............. 100 102,417
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................ 290 307,050
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15% , 12/15/56 ................ 370 371,123
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25% , 12/15/56 ................ 935 938,958
NiSource, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.45%),
6.95% , 11/30/54 ................ 113 116,844
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.04%),
5.75% , 07/15/56 ................ 100 99,855
Sempra
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.40% , 10/01/54 ................ 200 201,072
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................ 3,465 3,534,854
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.63%),
6.38% , 04/01/56 ................ 300 303,018
Veolia Environnement SA , (5-Year EURIBOR
ICE Swap Rate + 1.84%), 4.32%
(c) (k)
..... EUR 500 566,444
6,641,588
Oil, Gas & Consumable Fuels — 0.3%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................ USD 814 865,131
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................ 405 425,958
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(k)
...................... 1,655 1,655,854
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(k)
...................... 3,015 3,110,922
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ USD 1,219 $ 1,294,036
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 332 341,539
Phillips 66 Co. , Series A , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.28%), 5.88% , 03/15/56 ............. 300 297,741
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (k)
....................... 3,838 3,991,279
TransCanada PipeLines Ltd.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.25%),
6.13% , 10/17/56 ................ 300 303,326
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.61%),
7.00% , 06/01/65 ................ 100 103,502
Var Energi ASA
(c)
(5-Year EURIBOR ICE Swap Rate + 4.77%),
7.86% , 11/15/83 ................ EUR 1,078 1,330,997
(5-Year EURIBOR ICE Swap Rate + 2.31%),
4.95% , 04/29/86 ................ 600 685,496
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (k)
................. USD 4,515 4,408,063
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c) (k)
..... EUR 290 343,371
19,157,215
Paper & Forest Products — 0.0%
Stora Enso OYJ
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 2.84%),
5.63% ....................... 300 349,417
(5-Year EURIBOR ICE Swap Rate + 3.12%),
5.88% ....................... 250 291,798
641,215
Passenger Airlines — 0.0%
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55
(a) (c)
. 900 1,048,901
Pharmaceuticals — 0.1%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ 1,500 1,724,124
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 200 240,213
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 1,400 1,769,218
3,733,555
Real Estate Management & Development — 0.1%
Aroundtown Finance SARL
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25% ....................... 2,961 3,256,942
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13% ....................... 550 593,220
Heimstaden Bostad AB , (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (c) (k)
.......... 2,025 2,281,176
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (c) (k)
.................... 900 924,705
7,056,043

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)(c)
SoftBank Group Corp. , (5-Year EURIBOR ICE
Swap Rate + 4.46%), 6.50% , 10/29/62 ... EUR 997 $ 1,052,345
Telefonica Europe BV
(k)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,457,815
(EUAMDB08 + 3.12%), 5.75% ......... 700 845,898
3,356,058
Total Capital Trusts — 2 .0%
(Cost: $ 200,183,421 ) .............................. 209,568,409
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) .. 2,439 75,335
Chemicals — 0.0%
FUCHS SE (Preference) ............... 7,724 337,581
Financial Services — 0.0%
Labels Buyer LLC , Class E , 12.00% ....... 706 578,920
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 1,487 125,056
IT Services — 0.0%
(e)
Veritas Newco ...................... 2,876 57,524
Veritas Newco, Series G-1 .............. 1,987 38,739
96,263
Machinery — 0.0%
Jungheinrich AG (Preference) ........... 7,821 206,794
Technology Hardware, Storage & Peripherals
— 0.1%
Samsung Electronics Co. Ltd. (Preference) .. 82,960 11,699,214
Total Preferred Stocks — 0 .1%
(Cost: $ 10,197,575 ) ............................... 13,119,163
Total Preferred Securities — 2 .1%
(Cost: $ 210,380,996 ) .............................. 222,687,572
Rights
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA
( Expires 07/13/26 , Strike Price EUR 127.40 )
(e)
7,224 15,163
Total Rights — 0.0%
(Cost: $ 15,434 ) ................................. 15,163
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(a) (b)
................ USD 4,627 4,358,012
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ,
2.02% , 05/01/30 .................. 3,831 3,512,612
Total U.S. Government Sponsored Agency Securities — 0 .1%
(Cost: $ 8,112,067 ) ............................... 7,870,624
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 96.3%
(Cost: $ 9,763,885,460 ) ............................ 10,122,895,574
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.2%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury Bills ,
13.73% , 10/01/26
(s)
................ BRL 78 14,593,989
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills , 26.19% ,
12/01/26
(s)
...................... EGP 310,000 5,720,582
Mexico — 0.0%
United Mexican States Treasury Bills , 173.33% ,
03/18/27
(s)
...................... MXN 6,588 3,588,694
Total Foreign Government Obligations — 0 .2%
(Cost: $ 24,675,592 ) ............................... 23,903,265
Shares
Shares
Money Market Funds — 5.9%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(u)
.................. 207,747,852 207,810,177
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 408,000,649 408,000,649
Total Money Market Funds — 5 .9%
(Cost: $ 615,810,181 ) .............................. 615,810,826
Total Short-Term Securities — 6.1%
(Cost: $ 640,485,773 ) .............................. 639,714,091
Total Options Purchased — 0.0%
( Cost: $ 1,226,504 ) ............................... 737,351
Total Investments Before Options Written — 102 .4%
(Cost: $ 10,405,597,737 ) ............................ 10,763,347,016
Total Options Written — (0.0) %
(Premium Received — $ (683,339) ) .................... (378,996)
Total Investments Net of Options Written — 102 .4%
(Cost: $ 10,404,914,398 ) ............................ 10,762,968,020
Liabilities in Excess of Other Assets — (2.4) % ............. (254,945,100)
Net Assets — 100.0% ...............................
$ 10,508,022,920

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
100
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $26,478,740, representing 0.25% of its net assets as of period end, and an original cost of $26,417,135.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (49,004,567)
(a)
$ (612) $ (14,106) $ 207,810,177 207,747,852 $ 1,419,223
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 — (244,612,767)
(a)
— — 408,000,649 408,000,649 17,909,377 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 199,780,796 — (200,330,461) 1,957,582 (1,407,917) — — 1,085,714 —
iShares 5-10 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 219,135,324 — (222,081,648) 2,699,359 246,965 — — 3,819,001 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF
(c)
.............. 304,953,227 44,653,827 (361,645,692) 27,796,083 (15,757,445) — — 216,311 —
iShares Core MSCI Emerging
Markets ETF
(c)
......... — 213,010,346 (244,631,470) 31,621,124 — — — 3,609,117 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — (1,086,803) 211,979,517 2,650,738 11,499,158 —
iShares MSCI Australia ETF
(c)
— 22,950,821 (24,783,527) 1,832,706 — — — 362,620 —
$ 66,299,876 $ (18,325,442) $ 827,790,343 $ 40,113,719 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
101
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Schatz ............................................................. 175 09/08/26 $ 21,187 $ 58,701
TOPIX Index ............................................................. 647 09/10/26 160,960 6,784,152
GBP Currency ............................................................ 58 09/14/26 4,805 (59,991)
MSCI Emerging Markets Index ................................................. 1,391 09/18/26 122,220 (2,386,775)
S&P 500 E-Mini Index ....................................................... 674 09/18/26 254,376 (1,524,565)
U.S. Treasury 10-Year Note ................................................... 5,052 09/21/26 554,457 3,058,551
U.S. Treasury Ultra Bond ..................................................... 1,932 09/21/26 223,327 4,757,724
U.S. Treasury 5-Year Note .................................................... 23,617 09/30/26 2,526,281 8,428,159
19,115,956
Short Contracts
EUR Currency ............................................................ 581 09/14/26 83,203 1,558,463
EURO STOXX 50 Index ..................................................... 5,047 09/18/26 366,532 (4,564,135)
MSCI EAFE Index ......................................................... 1 09/18/26 157 2,348
U.S. Treasury 10-Year Note ................................................... 40 09/21/26 4,390 (30,058)
U.S. Treasury 10-Year Ultra Note ............................................... 99 09/21/26 11,116 (123,831)
U.S. Treasury Long Bond ..................................................... 67 09/21/26 7,575 (131,405)
U.S. Treasury Ultra Bond ..................................................... 15 09/21/26 1,734 (31,601)
(3,320,219)
$ 15,795,737
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 2,863,493,250 USD 779,500 Morgan Stanley & Co. International plc 07/01/26 $ 58,215
BRL 6,660,867 USD 1,278,600 BNP Paribas SA 07/02/26 11,690
BRL 48,184,280 USD 9,282,899 JPMorgan Chase Bank NA 07/02/26 50,979
BRL 113,345,290 USD 21,853,486 Morgan Stanley & Co. International plc 07/02/26 102,869
USD 31,145,240 BRL 158,059,755 Citibank NA 07/02/26 527,152
INR 203,617,050 USD 2,131,000 Citibank NA 07/06/26 19,868
COP 11,857,961,650 USD 3,062,688 Citibank NA 07/07/26 402,198
COP 15,274,411,330 USD 3,944,519 JPMorgan Chase Bank NA 07/07/26 518,648
USD 6,535,253 MXN 114,179,793 HSBC Bank plc 07/10/26 10,344
USD 2,709,756 MXN 47,137,370 State Street Bank and Trust Co. 07/10/26 16,048
CAD 690,000 USD 485,155 Deutsche Bank AG 07/15/26 1,650
EUR 428,000 USD 485,306 Bank of America NA 07/15/26 3,994
USD 1,009,684 AUD 1,396,000 Bank of America NA 07/15/26 43,395
USD 1,593,508 AUD 2,263,000 Deutsche Bank AG 07/15/26 27,096
USD 541,368 AUD 766,000 UBS AG 07/15/26 11,155
USD 579,106 AUD 814,000 Westpac Banking Corp. 07/15/26 15,668
USD 1,035,516 CAD 1,430,000 Bank of America NA 07/15/26 26,632
USD 2,212,392 CAD 3,043,000 Barclays Bank plc 07/15/26 65,517
USD 5,224,302 CAD 7,206,000 Deutsche Bank AG 07/15/26 140,375
USD 4,036,336 CAD 5,585,000 UBS AG 07/15/26 96,046
USD 2,305,078 CAD 3,153,000 Westpac Banking Corp. 07/15/26 80,596
USD 4,173,373 CHF 3,256,000 Deutsche Bank AG 07/15/26 137,708
USD 573,354 CHF 443,000 UBS AG 07/15/26 24,276
USD 2,249,838 EUR 1,936,000 Bank of America NA 07/15/26 36,554
USD 441,087 EUR 376,000 Barclays Bank plc 07/15/26 11,234
USD 18,077,212 EUR 15,464,000 Deutsche Bank AG 07/15/26 398,377
USD 770,999 GBP 575,000 Bank of America NA 07/15/26 8,299
USD 923,966 GBP 686,000 Barclays Bank plc 07/15/26 14,031
USD 628,033 GBP 468,000 Deutsche Bank AG 07/15/26 7,262
USD 2,234,377 GBP 1,645,000 UBS AG 07/15/26 52,392
USD 251,860 GBP 188,000 Westpac Banking Corp. 07/15/26 2,490

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
102
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,106,965 HKD 8,663,000 Bank of America NA 07/15/26 $ 1,837
USD 956,285 HKD 7,476,000 Barclays Bank plc 07/15/26 2,581
USD 4,507,958 HKD 35,226,000 Deutsche Bank AG 07/15/26 14,223
USD 1,770,633 HKD 13,862,000 UBS AG 07/15/26 2,276
USD 1,616,151 JPY 253,448,000 Barclays Bank plc 07/15/26 55,730
USD 5,279,563 JPY 828,725,000 Deutsche Bank AG 07/15/26 177,296
USD 1,713,691 JPY 277,061,000 UBS AG 07/15/26 7,891
USD 1,691,464 JPY 264,279,000 Westpac Banking Corp. 07/15/26 64,359
USD 657,957 KRW 973,684,000 Deutsche Bank AG 07/15/26 28,431
USD 1,539,172 NZD 2,639,000 Bank of America NA 07/15/26 39,592
USD 217,451 NZD 372,000 UBS AG 07/15/26 6,066
USD 734,931 NZD 1,259,000 Westpac Banking Corp. 07/15/26 19,519
USD 4,463,592 SGD 5,655,000 Bank of America NA 07/15/26 88,493
USD 1,283,051 SGD 1,624,000 Barclays Bank plc 07/15/26 26,613
USD 3,760,070 SGD 4,762,000 Citibank NA 07/15/26 75,858
USD 681,538 SGD 860,000 Deutsche Bank AG 07/15/26 16,183
USD 2,973,307 CHF 2,360,000 UBS AG 07/16/26 47,846
USD 15,292,769 EUR 12,912,854 BNP Paribas SA 07/16/26 529,814
USD 611,766 EUR 517,036 Credit Agricole Corporate & Investment Bank SA 07/16/26 20,652
USD 414,509,604 EUR 357,781,497 Deutsche Bank AG 07/16/26 5,466,730
USD 1,882,891 EUR 1,620,000 Societe Generale SA 07/16/26 30,784
USD 993,435 EUR 852,676 State Street Bank and Trust Co. 07/16/26 18,591
USD 11,532,449 GBP 8,600,000 BNP Paribas SA 07/16/26 125,116
USD 48,544,338 GBP 36,200,000 Societe Generale SA 07/16/26 527,419
USD 147,762 GBP 110,000 UBS AG 07/16/26 1,854
COP 49,507,882,500 USD 13,322,000 Citibank NA 07/17/26 1,109,449
USD 1,209,175 MXN 21,112,226 State Street Bank and Trust Co. 07/23/26 4,098
BRL 5,600,000 MXN 18,802,000 Citibank NA 07/24/26 5,748
COP 2,213,336,250 USD 639,000 Barclays Bank plc 07/24/26 5,096
EUR 2,291,000 HUF 809,088,437 JPMorgan Chase Bank NA 07/24/26 24,339
EUR 1,877,000 USD 2,134,840 Barclays Bank plc 07/24/26 11,847
EUR 3,742,000 USD 4,267,213 BNP Paribas SA 07/24/26 12,438
MYR 87,739,663 USD 21,310,000 Credit Agricole Corporate & Investment Bank SA 07/24/26 185,446
PLN 2,869,915 USD 762,652 Credit Agricole Corporate & Investment Bank SA 07/24/26 229
USD 2,128,701 AUD 3,068,000 Morgan Stanley & Co. International plc 07/24/26 5,472
USD 3,197,000 CAD 4,525,409 Barclays Bank plc 07/24/26 2,861
USD 11,009,560 CLP 9,961,119,440 Barclays Bank plc 07/24/26 201,098
USD 2,131,000 CLP 1,955,725,250 Citibank NA 07/24/26 8,911
USD 822,711 COP 2,821,240,561 Citibank NA 07/24/26 1,710
USD 4,610,842 CZK 96,529,127 Morgan Stanley & Co. International plc 07/24/26 65,767
USD 10,477,834 EUR 9,161,000 Canadian Imperial Bank of Commerce 07/24/26 583
USD 1,123,429 HUF 344,878,051 Credit Agricole Corporate & Investment Bank SA 07/24/26 16,943
USD 8,828,266 IDR 157,235,824,278 Citibank NA 07/24/26 66,142
USD 4,262,000 JPY 687,646,636 Deutsche Bank AG 07/24/26 25,055
USD 935,821 MXN 16,355,699 HSBC Bank plc 07/24/26 2,328
USD 2,089,058 MYR 8,304,840 Barclays Bank plc 07/24/26 54,445
USD 3,369,597 PLN 12,325,080 Credit Agricole Corporate & Investment Bank SA 07/24/26 93,345
USD 11,135,633 RON 50,307,270 Citibank NA 07/24/26 178,474
ZAR 52,483,550 USD 3,197,000 Citibank NA 07/24/26 947
ZAR 13,166,538 USD 789,491 Credit Agricole Corporate & Investment Bank SA 07/24/26 12,778
ZAR 249,058,929 USD 15,138,000 HSBC Bank plc 07/24/26 37,752
ZAR 13,103,772 USD 779,705 State Street Bank and Trust Co. 07/24/26 18,740
USD 3,250,836 IDR 55,703,068,117 Bank of America NA 08/03/26 149,178
USD 2,060,749 IDR 35,613,861,714 Citibank NA 08/03/26 77,698
USD 2,653,461 IDR 45,364,904,036 Credit Agricole Corporate & Investment Bank SA 08/03/26 127,452
USD 589,736 IDR 10,057,948,992 Morgan Stanley & Co. International plc 08/03/26 29,689
BRL 112,158,738 USD 21,458,600 Morgan Stanley & Co. International plc 08/04/26 90,809
USD 8,059,246 PLN 29,613,957 BNP Paribas SA 08/06/26 187,381
USD 2,657,456 PLN 9,868,701 HSBC Bank plc 08/06/26 34,197
MXN 196,052,000 USD 10,411,356 Morgan Stanley & Co. International plc 08/18/26 754,531
USD 4,236,992 MXN 74,376,060 Standard Chartered Bank 08/18/26 1,001
USD 6,393,465 INR 606,636,224 Bank of America NA 08/24/26 10,252
USD 3,167,200 CAD 4,417,000 Canadian Imperial Bank of Commerce 09/16/26 41,999

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
103
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 21,425,904 EUR 18,386,000 BNP Paribas SA 09/16/26 $ 349,821
USD 276,231 EUR 237,000 HSBC Bank plc 09/16/26 4,555
USD 8,284,500 EUR 7,109,000 JPMorgan Chase Bank NA 09/16/26 135,372
USD 1,705,911 GBP 1,271,000 BNP Paribas SA 09/16/26 19,998
USD 323,461 GBP 241,000 JPMorgan Chase Bank NA 09/16/26 3,788
EGP 29,490,000 USD 564,834 Citibank NA 09/17/26 15,002
USD 342,816 RON 1,579,404 HSBC Bank plc 09/29/26 60
USD 8,375,682 BRL 42,670,749 JPMorgan Chase Bank NA 10/02/26 291,577
USD 457,092 BRL 2,329,251 Morgan Stanley & Co. International plc 10/02/26 15,808
USD 1,992,711 PEN 6,771,430 Citibank NA 10/23/26 20,510
USD 6,396,417 CLP 5,791,316,200 Citibank NA 11/09/26 106,625
USD 4,280,161 CLP 3,824,922,950 HSBC Bank plc 11/09/26 126,015
USD 6,757,980 CLP 6,017,981,360 Morgan Stanley & Co. International plc 11/09/26 222,013
15,285,884
USD 779,500 COP 2,863,493,250 Bank of America NA 07/01/26 (58,215)
BRL 113,226,652 USD 22,311,000 Citibank NA 07/02/26 (377,627)
USD 2,131,000 BRL 11,116,361 Citibank NA 07/02/26 (22,374)
USD 670,017 BRL 3,469,815 JPMorgan Chase Bank NA 07/02/26 (2,128)
USD 21,458,600 BRL 111,297,175 Morgan Stanley & Co. International plc 07/02/26 (101,010)
USD 11,043,935 COP 42,759,355,585 Citibank NA 07/07/26 (1,450,306)
USD 8,454,620 COP 31,773,937,292 JPMorgan Chase Bank NA 07/07/26 (829,693)
MXN 73,897,117 USD 4,281,771 Barclays Bank plc 07/10/26 (58,852)
MXN 115,965,032 USD 6,664,089 HSBC Bank plc 07/10/26 (37,161)
USD 8,513,301 MXN 153,072,988 Barclays Bank plc 07/10/26 (234,196)
INR 106,560,372 USD 1,130,734 Barclays Bank plc 07/13/26 (5,546)
INR 195,003,854 USD 2,066,266 Citibank NA 07/13/26 (7,189)
AUD 6,865,000 USD 4,861,809 Bank of America NA 07/15/26 (109,967)
AUD 12,980,000 USD 9,155,402 Barclays Bank plc 07/15/26 (170,854)
AUD 4,515,000 USD 3,240,102 Deutsche Bank AG 07/15/26 (114,891)
AUD 798,000 USD 559,052 UBS AG 07/15/26 (6,689)
AUD 982,000 USD 704,514 Westpac Banking Corp. 07/15/26 (24,789)
CAD 3,592,000 USD 2,605,922 Bank of America NA 07/15/26 (71,720)
CAD 3,196,000 USD 2,336,615 Barclays Bank plc 07/15/26 (81,795)
CAD 20,655,000 USD 15,011,645 Deutsche Bank AG 07/15/26 (439,274)
CAD 3,585,000 USD 2,627,398 UBS AG 07/15/26 (98,133)
CAD 362,000 USD 265,838 Westpac Banking Corp. 07/15/26 (10,442)
CHF 1,275,000 USD 1,623,254 Bank of America NA 07/15/26 (42,949)
CHF 152,000 USD 189,522 Barclays Bank plc 07/15/26 (1,125)
CHF 549,000 USD 701,113 UBS AG 07/15/26 (20,652)
EUR 3,464,000 USD 4,034,291 Bank of America NA 07/15/26 (74,159)
EUR 334,000 USD 391,908 Barclays Bank plc 07/15/26 (10,071)
EUR 4,021,000 USD 4,690,724 UBS AG 07/15/26 (93,817)
EUR 572,000 USD 670,592 Westpac Banking Corp. 07/15/26 (16,667)
GBP 2,767,000 USD 3,722,695 Bank of America NA 07/15/26 (52,450)
GBP 73,000 USD 97,454 Barclays Bank plc 07/15/26 (624)
GBP 1,810,000 USD 2,441,602 UBS AG 07/15/26 (40,755)
HKD 27,318,000 USD 3,497,228 Bank of New York Mellon 07/15/26 (12,307)
HKD 13,187,000 USD 1,682,343 Citibank NA 07/15/26 (95)
HKD 6,261,000 USD 800,921 Deutsche Bank AG 07/15/26 (2,214)
HKD 24,001,000 USD 3,070,938 UBS AG 07/15/26 (9,162)
JPY 315,299,000 USD 1,973,984 Bank of America NA 07/15/26 (32,761)
JPY 975,817,000 USD 6,137,369 Barclays Bank plc 07/15/26 (129,490)
JPY 26,538,000 USD 168,098 Deutsche Bank AG 07/15/26 (4,710)
JPY 5,556,000 USD 34,453 UBS AG 07/15/26 (246)
NZD 7,419,000 USD 4,347,255 Deutsche Bank AG 07/15/26 (131,495)
SGD 2,478,000 USD 1,942,286 Barclays Bank plc 07/15/26 (25,134)
SGD 765,000 USD 605,873 Citibank NA 07/15/26 (14,016)
SGD 184,000 USD 144,526 UBS AG 07/15/26 (2,171)
USD 871,413 EUR 767,000 Deutsche Bank AG 07/15/26 (5,441)
USD 568,566 GBP 429,000 UBS AG 07/15/26 (475)
EUR 53,581 USD 63,455 HSBC Bank plc 07/16/26 (2,197)
USD 102,530 EUR 90,000 Goldman Sachs International 07/16/26 (365)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
104
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 239,237 EUR 210,000 Morgan Stanley & Co. International plc 07/16/26 $ (851)
USD 752,474 GBP 570,000 Goldman Sachs International 07/16/26 (3,593)
AUD 5,485,100 USD 3,838,447 Credit Agricole Corporate & Investment Bank SA 07/24/26 (42,448)
CLP 8,429,266,610 USD 9,377,000 HSBC Bank plc 07/24/26 (230,698)
CNY 21,620,602 USD 3,196,500 Bank of America NA 07/24/26 (7,868)
CNY 6,869,287 USD 1,018,243 JPMorgan Chase Bank NA 07/24/26 (5,152)
CZK 157,471,393 USD 7,457,000 State Street Bank and Trust Co. 07/24/26 (42,459)
EUR 8,445,150 USD 9,687,235 Citibank NA 07/24/26 (28,687)
HUF 962,914,175 EUR 2,725,000 Citibank NA 07/24/26 (27,170)
HUF 3,675,661,259 USD 11,934,000 Bank of America NA 07/24/26 (141,225)
IDR 157,235,824,278 USD 8,791,983 Deutsche Bank AG 07/24/26 (29,859)
INR 906,570,093 USD 9,591,000 BNP Paribas SA 07/24/26 (26,881)
KRW 8,861,880,040 USD 5,756,000 Citibank NA 07/24/26 (25,863)
MXN 18,816,000 BRL 5,600,000 Barclays Bank plc 07/24/26 (4,949)
MXN 37,280,779 USD 2,131,000 Citibank NA 07/24/26 (3,218)
MXN 285,162,459 USD 16,408,000 HSBC Bank plc 07/24/26 (132,497)
PEN 7,270,972 USD 2,131,000 Deutsche Bank AG 07/24/26 (5,478)
PHP 92,609,223 USD 1,523,679 Bank of America NA 07/24/26 (17,515)
PHP 129,302,687 USD 2,131,000 BNP Paribas SA 07/24/26 (28,066)
PHP 129,458,250 USD 2,131,000 Citibank NA 07/24/26 (25,536)
PHP 336,668,211 USD 5,509,215 Deutsche Bank AG 07/24/26 (33,761)
PLN 53,213,149 USD 14,280,000 HSBC Bank plc 07/24/26 (134,881)
THB 574,355,234 USD 17,475,400 HSBC Bank plc 07/24/26 (153,603)
USD 1,013,464 CNY 6,876,076 Deutsche Bank AG 07/24/26 (628)
USD 1,106,268 COP 4,268,146,035 Barclays Bank plc 07/24/26 (135,792)
USD 1,187,145 COP 4,127,703,165 Citibank NA 07/24/26 (14,045)
USD 2,514,160 COP 9,333,317,702 JPMorgan Chase Bank NA 07/24/26 (201,901)
USD 12,592,410 EUR 11,019,000 Canadian Imperial Bank of Commerce 07/24/26 (9,798)
USD 7,654,483 HUF 2,390,596,192 Canadian Imperial Bank of Commerce 07/24/26 (15,365)
USD 1,596,530 HUF 500,411,319 Morgan Stanley & Co. International plc 07/24/26 (8,960)
USD 1,519,884 PEN 5,221,440 Morgan Stanley & Co. International plc 07/24/26 (6,499)
USD 10,338,720 PHP 641,527,894 Morgan Stanley & Co. International plc 07/24/26 (94,868)
USD 1,492,000 THB 49,907,400 Barclays Bank plc 07/24/26 (13,141)
USD 4,262,000 THB 142,457,350 HSBC Bank plc 07/24/26 (34,326)
USD 12,808,912 ZAR 215,136,302 Morgan Stanley & Co. International plc 07/24/26 (299,854)
IDR 146,739,782,859 USD 8,199,586 Deutsche Bank AG 08/03/26 (28,821)
USD 21,685,615 BRL 113,345,290 Morgan Stanley & Co. International plc 08/04/26 (91,770)
PEN 36,102,381 USD 10,547,000 Citibank NA 08/12/26 (1,510)
USD 6,271,451 ZAR 108,829,922 Citibank NA 08/17/26 (346,565)
USD 22,000,504 MXN 392,104,000 HSBC Bank plc 08/18/26 (331,264)
USD 675,762 MXN 11,865,746 Toronto Dominion Bank 08/18/26 (36)
USD 475,632 CZK 10,150,305 Citibank NA 08/24/26 (2,428)
USD 372,798 CZK 7,925,573 Credit Agricole Corporate & Investment Bank SA 08/24/26 (481)
USD 762,126 CZK 16,249,204 Deutsche Bank AG 08/24/26 (3,180)
USD 5,037,981 PHP 311,216,220 Bank of America NA 09/01/26 (11,225)
USD 3,734,072 PHP 231,232,437 Deutsche Bank AG 09/01/26 (17,468)
USD 6,852 EUR 6,000 BNP Paribas SA 09/16/26 (26)
USD 268,872 EUR 235,000 Canadian Imperial Bank of Commerce 09/16/26 (511)
IDR 229,905,066,000 USD 12,786,000 HSBC Bank plc 09/17/26 (27,648)
USD 1,141,410 RON 5,272,786 Citibank NA 09/29/26 (2,869)
USD 1,474,819 RON 6,819,914 Deutsche Bank AG 09/29/26 (5,212)
USD 1,279,000 INR 123,832,780 HSBC Bank plc 10/01/26 (19,586)
USD 1,213,653 PEN 4,178,000 Barclays Bank plc 10/23/26 (3,203)
USD 1,370,718 PEN 4,748,440 Citibank NA 10/23/26 (12,280)
(7,931,917)
$ 7,353,967

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
105
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch Bank of America NA 07/14/26 USD 1.18 USD 1.18 EUR 276 $ 1,151
Put
USD Currency ................ One-Touch Barclays Bank plc 07/03/26 ZAR 15.75 ZAR 15.75 USD 320 4
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 426 380
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/10/26 INR 93.50 INR 93.50 USD 320 28,080
AUD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/13/26 USD 0.68 USD 0.68 AUD 457 16,927
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 297 25,867
EUR Currency ................ One-Touch Citibank NA 07/20/26 USD 1.13 USD 1.13 EUR 279 31,128
EUR Currency ................ One-Touch Bank of America NA 07/23/26 PLN 4.17 PLN 4.17 EUR 275 564
USD Currency ................ One-Touch Bank of America NA 07/23/26 ZAR 16.00 ZAR 16.00 USD 320 53,617
USD Currency ................ One-Touch Standard Chartered Bank 07/29/26 INR 94.10 INR 94.10 USD 320 100,101
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 273 64,881
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 273 55,318
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 362 30,437
407,304
$ 408,455
$ –
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... HSBC Bank plc 07/02/26 THB 33.00 USD 6,393 $ 43,680
USD Currency ........................... Bank of America NA 07/06/26 ZAR 17.00 USD 2,131 541
USD Currency ........................... BNP Paribas SA 07/09/26 COP 3,900.00 USD 4,262 65
USD Currency ........................... Citibank NA 07/09/26 COP 3,900.00 USD 4,262 65
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/26 CLP 940.00 USD 3,197 8,934
USD Currency ........................... Morgan Stanley & Co. International plc 07/16/26 COP 4,050.00 USD 2,131 53
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 4,262 1,098
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 4,262 51,578
106,014
Put
AUD Currency ........................... Barclays Bank plc 07/02/26 USD 0.71 AUD 5,912 104,563
USD Currency ........................... Deutsche Bank AG 07/06/26 ZAR 16.30 USD 4,262 13,703
EUR Currency ........................... Citibank NA 07/08/26 USD 1.15 EUR 7,321 36,200
EUR Currency ........................... BNP Paribas SA 07/23/26 USD 1.13 EUR 5,613 10,552
USD Currency ........................... Citibank NA 07/23/26 KRW 1,450.00 USD 4,262 569
EUR Currency ........................... Morgan Stanley & Co. International plc 07/30/26 USD 1.14 EUR 9,325 35,593
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 8,524 21,702
222,882
$ 328,896
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ................................ 90 11/13/26 USD 95.94 USD 22,500 $ (39,375)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
106
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 07/02/26 THB 33.50 USD 3,197 $ (499)
USD Currency ............................. Deutsche Bank AG 07/06/26 ZAR 17.00 USD 2,131 (541)
USD Currency ............................. BNP Paribas SA 07/09/26 COP 3,900.00 USD 4,262 (65)
USD Currency ............................. Standard Chartered Bank 07/23/26 INR 96.00 USD 3,197 (3,862)
USD Currency ............................. Deutsche Bank AG 07/30/26 CNH 6.78 USD 21,310 (57,900)
USD Currency ............................. Morgan Stanley & Co. International plc 07/30/26 TWD 31.95 USD 3,197 (14,376)
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 2,131 (402)
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 3,197 (12,952)
USD Currency ............................. Citibank NA 08/11/26 COP 4,150.00 USD 2,131 (549)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 4,262 (27,940)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 2,131 (49,171)
USD Currency ............................. Bank of America NA 09/28/26 ZAR 17.40 USD 2,131 (15,590)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 3,622 (23,602)
–
(207,449)
–
Put
EUR Currency ............................. BNP Paribas SA 07/03/26 BRL 6.05 EUR 2,714 (75,382)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 3,197 (53,774)
–
(129,156)
–
$ (336,605)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 6-mo. PRIBOR Semi-Annual 4.50% Annual Bank of America NA 07/07/26 4 .50 % CZK 99,261 $ (52)
5-Year Interest Rate Swap
(a)
. 1-day TIIEOIS Monthly 8.00% Monthly BNP Paribas SA 07/22/26 8 .00 MXN 47,809 (2,964)
$ (3,016)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 46.V2 ..................... 5 .00 % Quarterly 06/20/31 USD 18,493 $ (1,516,369) $ (912,121) $ (604,248)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 113,212 $ 83,985 $ 29,227
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
107
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 148,225 $ (7,062) $ — $ (7,062)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 82,816 (2,592) — (2,592)
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 33,950 (22,388) — (22,388)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 101,850 (68,340) — (68,340)
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 203,782 27,355 — 27,355
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 16,490,740 2,982 — 2,982
4.15% Annual 6-mo. PRIBOR Semi-Annual N/A 06/17/28 CZK 245,361 (21,954) — (21,954)
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 23,072,485 97,914 — 97,914
3-mo. CD_KSDA Quarterly 3.96% Quarterly 09/16/26
(a)
09/16/28 KRW 34,652,924 57,289 — 57,289
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 233,492 41,633 — 41,633
3-mo. JIBAR Quarterly 7.29% Quarterly 09/16/26
(a)
09/16/28 ZAR 33,629 (2,296) — (2,296)
7.29% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/29 ZAR 82,977 4,033 — 4,033
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 12,733,733 (114,729) — (114,729)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,798 10,405 — 10,405
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,828 9,690 — 9,690
3.74% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/31 PLN 22,775 54,909 — 54,909
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 65,949 30,016 — 30,016
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 32,483 14,434 — 14,434
6-mo. PRIBOR Semi-Annual 4.37% Annual N/A 06/17/31 CZK 51,473 30,196 — 30,196
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 115,461 83,911 — 83,911
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 11,477 12,151 — 12,151
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 11,477 12,646 — 12,646
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 453,464 72,901 — 72,901
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 8,842 (16,223) — (16,223)
4.40% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 8,842 (45,724) — (45,724)
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 35,813 (484) — (484)
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 20,330 (7,547) — (7,547)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 47,438 6,107 — 6,107
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 3,847,840 10,311 — 10,311
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 150,412 14,532 — 14,532
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 149,761 15,329 — 15,329
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 152,735 17,477 — 17,477
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 168,778 26,160 — 26,160
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 45,499 9,338 — 9,338
$ 352,380 $ — $ 352,380
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Petroleos Mexicanos ....... 1 .00 % Quarterly Goldman Sachs International 12/20/30 USD 226 $ 9,033 $ 11,351 $ (2,318)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 11,820 (56,351) (25,953) (30,398)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 8,400 (39,226) 40,305 (79,531)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 991 (19,024) (13,176) (5,848)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (74,633) (51,881) (22,752)
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (74,633) (51,881) (22,752)
$ – $ – $ –
$ (254,834) $ (91,235) $ (163,599)
$ – $ – $ –

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
108
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
TK Elevator Holdco GmbH 5 .00 % Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 $ 13,078 $ 3,120 $ 9,958
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 58,953 47,584 11,369
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 5,712 40,298 35,980 4,318
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 14,834 (14,747) 29,581
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 8,917 (7,810) 16,727
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 25,063 (21,952) 47,015
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 7,273 (6,557) 13,830
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 259 12,643 16,655 (4,012)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 15,220 (15,067) 30,287
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 11,035 (10,862) 21,897
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 359 18,826 11,524 7,302
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 414 21,710 14,740 6,970
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 720 37,757 29,643 8,114
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 400 20,976 13,049 7,927
Worldline SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 BB EUR 184 (7,370) (10,981) 3,611
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 257 2,125 18,600 (16,475)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 632 5,227 47,304 (42,077)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,257 1,438 819
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 9,782 5,626 4,156
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,257 1,433 824
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 34,886 27,845 7,041
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 14,968 11,681 3,287
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 24,919 19,550 5,369
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 39,376 31,245 8,131
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 16,580 13,226 3,354
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 14,968 11,606 3,362
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 282 5,684 3,136 2,548
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 393 7,922 4,557 3,365
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 334,053 198,910 135,143
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 887 138,460 117,861 20,599
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 57,739 52,443 5,296
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 57,200 41,105 16,095
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 30,905 22,390 8,515
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 250 21,497 28,026 (6,529)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 40,414 51,911 (11,497)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 40,414 50,882 (10,468)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 20,637 25,886 (5,249)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 40,414 51,282 (10,868)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 280 24,076 30,586 (6,510)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 120 10,318 13,279 (2,961)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 20,637 26,002 (5,365)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 151,336 187,141 (35,805)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 54,172 67,876 (13,704)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
109
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 $ 19,777 $ 24,391 $ (4,614)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 500 86,790 65,870 20,920
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 333,787 229,276 104,511
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 2,210 (49,868) (9,673) (40,195)
Petroleos Mexicanos ... 1 .00 Quarterly BNP Paribas SA 12/20/30 BBB USD 226 (9,033) (17,081) 8,048
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,124 15,262 112 15,150
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 180 2,444 18 2,426
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 120 1,629 12 1,617
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 364 37,630 39,394 (1,764)
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 377 53,769 43,881 9,888
CPI Property Group SA .. 5 .00 Quarterly Deutsche Bank AG 06/20/31 BB EUR 470 46,105 38,496 7,609
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly Bank of America NA 06/20/31 B EUR 1,421 136,263 113,471 22,792
IMA Industria Macchine
Automatiche SpA .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B EUR 296 28,384 23,637 4,747
ION Platform Finance SARL 5 .00 Quarterly BNP Paribas SA 06/20/31 B+ EUR 254 (58,191) (57,962) (229)
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 BBB- EUR 709 78,623 82,081 (3,458)
Opal Bidco SAS ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/31 B+ EUR 798 109,750 82,172 27,578
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 261 46,669 44,602 2,067
Q-Park Holding I BV .... 5 .00 Quarterly Bank of America NA 06/20/31 BB EUR 261 46,669 44,257 2,412
$ 2,448,895 $ 1,994,100 $ 454,795
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA N/A 12/17/27 CLP 8,324,121 $ (9,497) $ — $ (9,497)
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc N/A 12/17/27 CLP 2,774,707 (7,319) — (7,319)
1-day IBR Quarterly 12.38% Quarterly
Morgan Stanley & Co.
International plc N/A 06/17/28 COP 28,352,073 190,924 — 190,924
4.80% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 06/17/28 CLP 2,223,980 (17,489) — (17,489)
4.80% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 06/17/28 CLP 5,239,730 (41,205) — (41,205)
4.82% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 06/17/28 CLP 2,609,295 (21,347) — (21,347)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 4,151,356 6,244 — 6,244
5.06% Semi-Annual 1-day CLICP Semi-Annual
Morgan Stanley & Co.
International plc N/A 06/17/31 CLP 2,211,187 (36,496) — (36,496)
11.10% Quarterly 1-day IBR Quarterly Citibank NA N/A 06/17/33 COP 8,218,562 (126,175) — (126,175)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 1,859,511 (48,288) — (48,288)
$ (110,648) $ — $ (110,648)
(a)
Forward swap.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
110
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05%
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .62
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,095,675,267 $ — $ 1,095,675,267
Common Stocks
Aerospace & Defense .................................... 58,798,473 44,435,644 — 103,234,117
Air Freight & Logistics .................................... 13,648,397 1,751,296 — 15,399,693
Automobile Components .................................. 845,031 2,265,558 — 3,110,589
Automobiles .......................................... — 9,804,341 — 9,804,341
Banks ............................................... 114,430,055 179,943,038 112 294,373,205
Beverages ........................................... 36,620,081 1,931,748 — 38,551,829
Biotechnology ......................................... 16,858,859 2,576,153 — 19,435,012
Broadline Retail ........................................ 44,700,905 9,114,435 — 53,815,340
Building Products ....................................... 20,800,032 7,509,440 — 28,309,472
Capital Markets ........................................ 60,202,852 16,554,942 — 76,757,794
Chemicals ............................................ 23,268,816 22,808,348 — 46,077,164
Commercial Services & Supplies ............................. 5,064,589 9,015,606 — 14,080,195
Communications Equipment ................................ 8,318,124 2,007,176 — 10,325,300
Construction & Engineering ................................ 5,474,491 9,712,453 523,350 15,710,294
Construction Materials .................................... — 4,110,815 — 4,110,815
Consumer Finance ...................................... 10,153,287 999,410 — 11,152,697
Consumer Staples Distribution & Retail ........................ 20,200,639 2,931,870 — 23,132,509
Containers & Packaging .................................. 11,394,459 — — 11,394,459
Diversified Consumer Services .............................. 5,306,489 33,547 — 5,340,036
Diversified REITs ....................................... 6,680,102 13,162,547 — 19,842,649
Diversified Telecommunication Services ........................ 18,912,704 15,531,347 — 34,444,051
Electric Utilities ........................................ 163,168,010 23,408,567 — 186,576,577
Electrical Equipment ..................................... 14,341,939 31,465,811 — 45,807,750
Electronic Equipment, Instruments & Components ................. 12,693,250 6,853,271 — 19,546,521
Energy Equipment & Services .............................. 5,399,484 179,439 — 5,578,923
Entertainment ......................................... 7,365,435 1,041,290 — 8,406,725
Financial Services ...................................... 16,699,665 2,584,738 354,609 19,639,012
Food Products ......................................... 11,472,986 7,465,486 — 18,938,472
Gas Utilities ........................................... 14,188,146 4,779,057 — 18,967,203
Ground Transportation ................................... 57,832,219 4,751,368 — 62,583,587
Health Care Equipment & Supplies ........................... 39,440,323 5,744,054 — 45,184,377
Health Care Providers & Services ............................ 69,704,019 1,044,428 — 70,748,447
Health Care REITs ...................................... 32,572,150 3,184,674 — 35,756,824
Health Care Technology .................................. — 49,042 — 49,042
Hotel & Resort REITs .................................... 1,274,673 1,785,418 — 3,060,091
Hotels, Restaurants & Leisure .............................. 15,329,860 4,662,295 118,860 20,111,015
Household Durables ..................................... 21,363 12,364,791 — 12,386,154
Household Products ..................................... 10,841,975 1,317,261 — 12,159,236

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
111
Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ 6,389,934 $ 9,489,347 $ — $ 15,879,281
Industrial Conglomerates .................................. 523,030 26,140,880 — 26,663,910
Industrial REITs ........................................ 24,156,847 20,370,121 — 44,526,968
Insurance ............................................ 32,398,535 29,138,155 — 61,536,690
Interactive Media & Services ............................... 62,340,233 730,473 — 63,070,706
IT Services ........................................... 22,998,070 8,113,894 168,303 31,280,267
Leisure Products ....................................... 3,254,046 62,589 — 3,316,635
Life Sciences Tools & Services .............................. 4,443,537 1,417,344 — 5,860,881
Machinery ............................................ 44,453,646 27,466,522 — 71,920,168
Marine Transportation .................................... 409,780 446,691 — 856,471
Media ............................................... 10,581,982 1,691,850 — 12,273,832
Metals & Mining ........................................ 13,258,371 13,937,222 77 27,195,670
Multi-Utilities .......................................... 59,433,421 15,279,804 — 74,713,225
Office REITs .......................................... 14,020,452 — — 14,020,452
Oil, Gas & Consumable Fuels ............................... 165,028,333 26,977,763 53 192,006,149
Paper & Forest Products .................................. — 10,068 — 10,068
Passenger Airlines ...................................... 1,402,532 211,636 — 1,614,168
Personal Care Products .................................. — 4,363,875 — 4,363,875
Pharmaceuticals ....................................... 58,474,514 35,828,685 — 94,303,199
Professional Services .................................... 14,051,905 5,363,297 — 19,415,202
Real Estate Management & Development ....................... — 27,056,605 8 27,056,613
Residential REITs ....................................... 35,841,554 — — 35,841,554
Retail REITs .......................................... 23,905,890 3,516,185 — 27,422,075
Semiconductors & Semiconductor Equipment .................... 79,345,048 59,907,813 — 139,252,861
Software ............................................. 113,028,271 5,023,317 — 118,051,588
Specialized REITs ...................................... 48,162,135 2,321,396 — 50,483,531
Specialty Retail ........................................ 19,800,971 6,900,569 — 26,701,540
Technology Hardware, Storage & Peripherals .................... 66,164,830 1,207,018 — 67,371,848
Textiles, Apparel & Luxury Goods ............................ 925,268 11,004,738 — 11,930,006
Tobacco ............................................. 18,923,005 21,235,033 — 40,158,038
Trading Companies & Distributors ............................ 9,391,896 7,980,765 — 17,372,661
Transportation Infrastructure ............................... — 56,932,915 — 56,932,915
Water Utilities ......................................... 7,582,668 4,836,912 — 12,419,580
Wireless Telecommunication Services ......................... — 6,146,092 3 6,146,095
Corporate Bonds
Aerospace & Defense .................................... — 59,180,476 — 59,180,476
Air Freight & Logistics .................................... — 1,611,546 — 1,611,546
Automobile Components .................................. — 34,673,387 — 34,673,387
Automobiles .......................................... — 17,784,840 — 17,784,840
Banks ............................................... — 137,471,378 — 137,471,378
Beverages ........................................... — 7,796,748 — 7,796,748
Biotechnology ......................................... — 20,166,976 — 20,166,976
Broadline Retail ........................................ — 14,797,420 — 14,797,420
Building Products ....................................... — 18,470,032 — 18,470,032
Capital Markets ........................................ — 68,437,254 — 68,437,254
Chemicals ............................................ — 85,311,292 — 85,311,292
Commercial Services & Supplies ............................. — 66,475,431 — 66,475,431
Communications Equipment ................................ — 6,096,482 — 6,096,482
Construction & Engineering ................................ — 8,614,193 — 8,614,193
Construction Materials .................................... — 580,150 — 580,150
Consumer Finance ...................................... — 50,274,231 — 50,274,231
Consumer Staples Distribution & Retail ........................ — 22,096,320 — 22,096,320
Containers & Packaging .................................. — 38,939,543 — 38,939,543
Distributors ........................................... — 4,753,258 — 4,753,258
Diversified Consumer Services .............................. — 8,520,863 — 8,520,863
Diversified REITs ....................................... — 7,882,709 — 7,882,709
Diversified Telecommunication Services ........................ — 129,980,404 — 129,980,404
Electric Utilities ........................................ — 88,044,520 2,972,550 91,017,070
Electrical Equipment ..................................... — 9,699,330 — 9,699,330
Electronic Equipment, Instruments & Components ................. — 7,039,069 — 7,039,069
Energy Equipment & Services .............................. — 22,972,616 — 22,972,616
Entertainment ......................................... — 5,177,308 — 5,177,308
Financial Services ...................................... — 65,248,248 10,476,637 75,724,885
Food Products ......................................... — 28,279,601 — 28,279,601
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
112
Level 1 Level 2 Level 3 Total
Gas Utilities ........................................... $ — $ 6,236,284 $ — $ 6,236,284
Ground Transportation ................................... — 30,926,676 — 30,926,676
Health Care Equipment & Supplies ........................... — 16,441,236 — 16,441,236
Health Care Providers & Services ............................ — 67,011,410 — 67,011,410
Health Care REITs ...................................... — 9,862,621 — 9,862,621
Health Care Technology .................................. — 2,395,614 — 2,395,614
Hotel & Resort REITs .................................... — 12,344,720 — 12,344,720
Hotels, Restaurants & Leisure .............................. — 83,406,574 8,440,000 91,846,574
Household Durables ..................................... — 19,138,672 — 19,138,672
Household Products ..................................... — 1,420,686 — 1,420,686
Independent Power and Renewable Electricity Producers ............ — 24,229,260 — 24,229,260
Industrial Conglomerates .................................. — 7,024,250 — 7,024,250
Industrial REITs ........................................ — 1,259,922 — 1,259,922
Insurance ............................................ — 82,137,442 — 82,137,442
Interactive Media & Services ............................... — 8,852,777 — 8,852,777
IT Services ........................................... — 76,445,846 730,880 77,176,726
Leisure Products ....................................... — 289,168 — 289,168
Life Sciences Tools & Services .............................. — 1,652,475 — 1,652,475
Machinery ............................................ — 16,462,974 — 16,462,974
Media ............................................... — 80,215,322 — 80,215,322
Metals & Mining ........................................ — 44,857,640 — 44,857,640
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,049,912 — 3,049,912
Multi-Utilities .......................................... — 4,345,913 — 4,345,913
Office REITs .......................................... — 2,254,968 — 2,254,968
Oil, Gas & Consumable Fuels ............................... — 170,332,713 — 170,332,713
Paper & Forest Products .................................. — 4,320,995 — 4,320,995
Passenger Airlines ...................................... — 5,684,504 — 5,684,504
Personal Care Products .................................. — 4,375,645 — 4,375,645
Pharmaceuticals ....................................... — 69,424,131 — 69,424,131
Professional Services .................................... — 7,904,114 — 7,904,114
Real Estate Management & Development ....................... — 18,577,411 — 18,577,411
Residential REITs ....................................... — 3,371,215 — 3,371,215
Retail REITs .......................................... — 4,286,010 — 4,286,010
Semiconductors & Semiconductor Equipment .................... — 27,078,415 — 27,078,415
Software ............................................. — 59,016,977 3,458,939 62,475,916
Specialized REITs ...................................... — 15,782,592 — 15,782,592
Specialty Retail ........................................ — 31,499,308 — 31,499,308
Technology Hardware, Storage & Peripherals .................... — 4,985,560 — 4,985,560
Textiles, Apparel & Luxury Goods ............................ — 10,732,943 — 10,732,943
Tobacco ............................................. — 19,639,337 — 19,639,337
Trading Companies & Distributors ............................ — 29,946,375 — 29,946,375
Transportation Infrastructure ............................... — 636,733 — 636,733
Water Utilities ......................................... — 427,163 — 427,163
Wireless Telecommunication Services ......................... — 36,637,774 — 36,637,774
Equity-Linked Notes ...................................... — 1,583,390,888 — 1,583,390,888
Fixed Rate Loan Interests
Financial Services ...................................... — — 29,790,563 29,790,563
Health Care Technology .................................. — 798,356 — 798,356
IT Services ........................................... — — 2,423,000 2,423,000
Software ............................................. — 1,447,882 — 1,447,882
Floating Rate Loan Interests
Aerospace & Defense .................................... — 17,034,091 — 17,034,091
Automobile Components .................................. — 11,708,669 — 11,708,669
Automobiles .......................................... — 2,648,781 — 2,648,781
Beverages ........................................... — 2,612,626 — 2,612,626
Biotechnology ......................................... — 3,252,972 — 3,252,972
Broadline Retail ........................................ — 3,753,985 — 3,753,985
Building Products ....................................... — 7,472,041 373,679 7,845,720
Capital Markets ........................................ — 24,644,928 5,142,462 29,787,390
Chemicals ............................................ — 23,193,287 1,253,396 24,446,683
Commercial Services & Supplies ............................. — 19,108,777 — 19,108,777
Construction & Engineering ................................ — 7,765,725 — 7,765,725
Construction Materials .................................... — 10,091,594 — 10,091,594
Consumer Staples Distribution & Retail ........................ — 4,631,337 — 4,631,337
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
113
Level 1 Level 2 Level 3 Total
Containers & Packaging .................................. $ — $ 16,795,192 $ — $ 16,795,192
Diversified Consumer Services .............................. — 3,524,554 — 3,524,554
Diversified Telecommunication Services ........................ — 8,835,164 — 8,835,164
Electric Utilities ........................................ — 4,516,783 — 4,516,783
Electronic Equipment, Instruments & Components ................. — 2,297,148 4,160,054 6,457,202
Energy Equipment & Services .............................. — 2,023,247 — 2,023,247
Entertainment ......................................... — 17,350,807 — 17,350,807
Financial Services ...................................... — 17,957,258 17,569,301 35,526,559
Food Products ......................................... — 7,286,991 — 7,286,991
Gas Utilities ........................................... — 3,273,318 — 3,273,318
Ground Transportation ................................... — 4,512,779 10,182,531 14,695,310
Health Care Equipment & Supplies ........................... — 7,819,839 — 7,819,839
Health Care Providers & Services ............................ — 15,759,586 — 15,759,586
Health Care Technology .................................. — 5,699,991 1,016,613 6,716,604
Hotels, Restaurants & Leisure .............................. — 29,007,573 12,316,962 41,324,535
Household Durables ..................................... — 3,302,104 — 3,302,104
Household Products ..................................... — 1,364,023 — 1,364,023
Independent Power and Renewable Electricity Producers ............ — 4,317,935 — 4,317,935
Industrial Conglomerates .................................. — 13,565,785 — 13,565,785
Insurance ............................................ — 21,925,279 — 21,925,279
IT Services ........................................... — 16,521,739 — 16,521,739
Leisure Products ....................................... — 552,297 — 552,297
Life Sciences Tools & Services .............................. — 2,050,746 — 2,050,746
Machinery ............................................ — 24,522,459 473,813 24,996,272
Media ............................................... — 10,225,500 — 10,225,500
Multi-Utilities .......................................... — 2,346,378 — 2,346,378
Oil, Gas & Consumable Fuels ............................... — 8,542,844 — 8,542,844
Passenger Airlines ...................................... — 8,927,270 — 8,927,270
Pharmaceuticals ....................................... — 6,647,500 — 6,647,500
Professional Services .................................... — 8,962,494 — 8,962,494
Real Estate Management & Development ....................... — 600,787 — 600,787
Semiconductors & Semiconductor Equipment .................... — 3,376,161 — 3,376,161
Software ............................................. — 35,001,434 — 35,001,434
Specialty Retail ........................................ — 11,243,350 — 11,243,350
Technology Hardware, Storage & Peripherals .................... — 2,009,168 — 2,009,168
Tobacco ............................................. — 99,720 — 99,720
Trading Companies & Distributors ............................ — 7,174,503 1,234,905 8,409,408
Transportation Infrastructure ............................... — 3,921,735 1,217,232 5,138,967
Wireless Telecommunication Services ......................... — 900,969 1,301,967 2,202,936
Foreign Agency Obligations ................................. — 23,374,926 — 23,374,926
Foreign Government Obligations .............................. — 235,137,612 — 235,137,612
Investment Companies .................................... 211,979,517 — — 211,979,517
Non-Agency Mortgage-Backed Securities ........................ — 1,145,360,679 8,772,240 1,154,132,919
Preferred Securities ....................................... — 222,687,572 — 222,687,572
Rights ................................................ 15,163 — — 15,163
U.S. Government Sponsored Agency Securities .................... — 7,870,624 — 7,870,624
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 23,903,265 — 23,903,265
Money Market Funds ...................................... 615,810,826 — — 615,810,826
Options Purchased
Foreign currency exchange contracts ........................... — 737,351 — 737,351
Unfunded Floating Rate Loan Interests
(a)
........................... — 23,911 36,525 60,436
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (24,756) (3,576) (28,332)
$ 2,742,520,092 $ 7,896,352,980 $ 124,506,048 $ 10,763,379,120
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 705,802 $ — $ 705,802
Equity contracts ........................................... 2,348 6,784,152 — 6,786,500
Foreign currency exchange contracts ............................ 1,558,463 15,285,884 — 16,844,347
Interest rate contracts ....................................... 16,303,135 858,887 — 17,162,022
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
114
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (989,627) $ — $ (989,627)
Equity contracts ........................................... (8,475,475) — — (8,475,475)
Foreign currency exchange contracts ............................ (59,991) (8,268,522) — (8,328,513)
Interest rate contracts ....................................... (356,270) (620,171) — (976,441)
$ 8,972,210 $ 13,756,405 $ — $ 22,728,615
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3
(a)
..................................... — — — 4,495,434 — — — 4,495,434
Transfers out of Level 3
(b)
.................................... (2,002,549) — — (2,119,902) (19,926,612) (109,413) — (24,158,476)
Accrued discounts/premiums .................................. — 58,473 — 33,507 25,411 — — 117,391
Net realized gain (loss) ..................................... — 106,605 — (457,986) — — — (351,381)
Net change in unrealized appreciation (depreciation)
(c) (d)
................ (408,035) (244,858) (1,655,443) (900,920) 28,086 — (69,370) (3,250,540)
Purchases .............................................. 826,088 17,120,326 4,456,657 60,560,997 — — — 82,964,068
Sales ................................................. — (1,515,869) (548,824) (60,722,903) — — — (62,787,596)
Closing balance, as of June 30, 2026 ............................
$ 1,165,375 $ 26,079,006 $ 32,213,563 $ 56,242,915 $ 8,772,240 $ — $ 32,949 $ 124,506,048
Net change in unrealized appreciation (depreciation) on investments still held at
June 30, 2026
(d)
........................................
$ (408,035) $ (237,588) $ (1,655,443) $ (495,288) $ 28,086 $ — $ (69,370) $ (2,837,638)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments
115
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SDR Swedish Depositary Receipts
SOFR Secured Overnight Financing Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Consolidated Statement of Assets and Liabilities
(unaudited)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
116
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 9,935,556,673
Investments, at value — affiliated
(c)
.......................................................................................... 827,790,343
Cash ............................................................................................................. 704,153
Cash pledged:
Collateral — exchange-traded options written .................................................................................. 320,000
Collateral — OTC derivatives ............................................................................................ 1,470,000
Futures contracts .................................................................................................... 116,131,410
Centrally cleared swaps ................................................................................................ 8,554,000
Foreign currency, at value
(d)
............................................................................................... 41,568,217
Receivables: –
Investment s sold .................................................................................................... 43,278,971
Options written ...................................................................................................... 140,332
Securities lending income — affiliated ...................................................................................... 220,963
Swaps   .......................................................................................................... 104
Capital shares sold ................................................................................................... 10,039,080
Foreign withholding tax claims ........................................................................................... 327,198
Dividends — unaffiliated ............................................................................................... 7,240,082
Dividends — affiliated ................................................................................................. 1,214,282
Interest — unaffiliated ................................................................................................. 73,366,210
From the Manager ................................................................................................... 110,865
Due from broker ..................................................................................................... 310,000
Variation margin on futures contracts ....................................................................................... 4,384,441
Swap premiums paid ................................................................................................... 2,218,448
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 15,285,884
OTC swaps ........................................................................................................ 873,743
Unfunded floating rate loan interests ....................................................................................... 60,436
Prepaid e xpenses ..................................................................................................... 134,803
Other assets ......................................................................................................... 175,087
Total a ssets .........................................................................................................
11,091,475,725
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................................ 1,800,000
Collateral on securities loaned ............................................................................................. 208,264,382
Options written, at value
(e)
................................................................................................ 378,996

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
117
Consolidated Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
Payables: –
Investments purchased ................................................................................................ 300,553,314
Accounting services fees ............................................................................................... 257,002
Dividends on short sales ............................................................................................... 5,855,509
Administration fees ................................................................................................... 295,496
Capital shares redeemed ............................................................................................... 27,015,729
Custodian fees ...................................................................................................... 111,598
Deferred foreign capital gain tax .......................................................................................... 780,104
Income dividend distributions ............................................................................................ 5,966,591
Interest expense .................................................................................................... 5,323
Investment advisory fees ............................................................................................... 3,811,766
Professional fees .................................................................................................... 204,072
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 937,488
Transfer agent fees .................................................................................................. 2,639,211
Other accrued expenses ............................................................................................... 48,745
Variation margin on futures contracts ....................................................................................... 14,724,186
Variation margin on centrally cleared swaps .................................................................................. 76,834
Swap premiums received ................................................................................................ 315,583
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 7,931,917
OTC swaps ........................................................................................................ 693,195
Unfunded floating rate loan interests ....................................................................................... 28,332
Total li abilities ........................................................................................................
583,452,805
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,508,022,920

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information
118
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 11,853,332,395
Accumulated loss ..................................................................................................... (1,345,309,475)
NET ASSETS ........................................................................................................
$ 10,508,022,920
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 9,585,522,746
(b)
  Securities loaned, at value ...................................................................................... $ 203,191,281
(c)
  Investments, at cost — affiliated ................................................................................... $ 820,074,991
(d)
  Foreign currency, at cost ....................................................................................... $ 41,582,104
(e)
  Premiums received ........................................................................................... $ 683,339
See notes to financial statements.

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
119
Consolidated Statement of Assets and Liabilities
See notes to financial statements.
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 6,031,639,779
Shares outstanding ...................................................................................................
565,349,723
Net asset value .....................................................................................................
$ 10.67
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 3,529,462,376
Shares outstanding ...................................................................................................
331,213,030
Net asset value .....................................................................................................
$ 10.66
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 265,946,690
Shares outstanding ...................................................................................................
24,987,730
Net asset value .....................................................................................................
$ 10.64
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 680,974,075
Shares outstanding ...................................................................................................
63,860,990
Net asset value .....................................................................................................
$ 10.66
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: August 21, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 21, 2026